HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.48%
	Aerospace & Defense — 1.64%
3,065	HEICO Corp.	$524
1,057	L3Harris Technologies, Inc.	207
5,411	Lockheed Martin Corp.	2,558
747	Northrop Grumman Corp.	345
18,437	Raytheon Technologies Corp.	1,806
6,782	Spirit Aerosystems Holdings, Inc., Class - A	234
5,412	The Boeing Co.(a)	1,150
4,420	TransDigm Group, Inc.	3,258
		10,082

	Air Freight & Logistics — 0.73%
305	Expeditors International of Washington, Inc.	34
4,786	FedEx Corp.	1,094
1,886	GXO Logistics, Inc.(a)	95
16,845	United Parcel Service, Inc., Class - B	3,267
		4,490

	Automobile Components — 1.62%
7,064	General Motors Co.	259
585	Gentex Corp.	16
12,500	Lear Corp.	1,744
36,390	Tesla, Inc.(a)	7,549
37,827	The Goodyear Tire & Rubber Co.(a)	417
		9,985

	Banks — 3.52%
225,733	Bank of America Corp.	6,457
16,687	Bank OZK	571
16,009	Citigroup, Inc.	751
1,826	Citizens Financial Group, Inc.	55
5,616	Columbia Banking System, Inc.	120
15,989	Comerica, Inc.	694
656	Commerce Bancshares, Inc.	38
1,552	Cullen/Frost Bankers, Inc.	163
3,013	East West Bancorp, Inc.	167
13,076	Fifth Third Bancorp	348
6,815	First Hawaiian, Inc.	141
1,892	First Republic Bank	26
41,225	Huntington Bancshares, Inc.	462
52,407	JPMorgan Chase & Co.	6,830
17,314	KeyCorp	217
3,497	M&T Bank Corp.	418
8,270	PNC Financial Services Group, Inc.	1,051
42,174	Synovus Financial Corp.	1,300
32,258	Truist Financial Corp.	1,100
12,569	Wells Fargo & Co.	470
9,321	Zions Bancorp NA	279
		21,658

	Beverages — 1.99%
4,600	Brown-Forman Corp., Class - B	296
2,846	Constellation Brands, Inc., Class - A	643
6,891	Keurig Dr Pepper, Inc.	243
9,060	Monster Beverage Corp.(a)	489
28,839	PepsiCo, Inc.	5,257
85,987	The Coca-Cola Co.	5,334
		12,262

	Biotechnology — 2.70%
34,760	AbbVie, Inc.	5,540
2,223	Alnylam Pharmaceuticals, Inc.(a)	445
14,171	Amgen, Inc.	3,426
3,274	Moderna, Inc.(a)	503
8,247	Seagen, Inc.(a)	1,670
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
17,938	United Therapeutics Corp.(a)	$4,017
3,143	Vertex Pharmaceuticals, Inc.(a)	990
		16,591

	Broadline Retail — 3.36%
154,380	Amazon.com, Inc.(a)	15,947
952	Dollar General Corp.	200
4,169	Dollar Tree, Inc.(a)	598
15,760	eBay, Inc.	699
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	297
17,745	Target Corp.	2,939
		20,680

	Building Products — 0.69%
10,045	A.O. Smith Corp.	695
21,311	Carrier Global Corp.	975
13,273	Johnson Controls International PLC	799
6,549	Masco Corp.	326
7,831	Trane Technologies PLC	1,440
		4,235

	Capital Markets — 2.50%
4,496	Affiliated Managers Group, Inc.	640
2,506	Ameriprise Financial, Inc.	768
2,656	Ares Management Corp., Class - A	222
4,582	BlackRock, Inc., Class - A	3,066
1,669	CME Group, Inc.	320
4,721	Evercore, Inc.	545
16,955	Franklin Resources, Inc.	457
2,293	Interactive Brokers Group, Inc., Class - A	189
3,061	Intercontinental Exchange, Inc.	319
9,972	Invesco Ltd.	164
17,093	Jefferies Financial Group, Inc.	543
9,493	KKR & Co., Inc.	499
20,369	Morgan Stanley	1,788
686	Morningstar, Inc.	139
1,887	Nasdaq, Inc.	103
3,423	Northern Trust Corp.	302
269	S&P Global, Inc.	93
7,695	State Street Corp.	582
7,780	T. Rowe Price Group, Inc.	878
25,629	The Charles Schwab Corp.	1,342
7,506	The Goldman Sachs Group, Inc.	2,455
		15,414

	Chemicals — 1.69%
7,464	Air Products & Chemicals, Inc.	2,144
1,327	Albemarle Corp.	293
4,923	Axalta Coating Systems Ltd.(a)	149
1,640	Celanese Corp., Series A	179
30,439	CF Industries Holdings, Inc.	2,206
9,311	Corteva, Inc.	562
9,217	Dow, Inc.	505
13,063	DuPont de Nemours, Inc.	938
1,288	Linde PLC	458
7,173	LyondellBasell Industries N.V., Class - A	673
24,876	Olin Corp.	1,381
6,716	PPG Industries, Inc.	897
		10,385

	Commercial Services & Supplies — 1.26%
11,948	Clean Harbors, Inc.(a)	1,703
54,698	Copart, Inc.(a)	4,113
1,270	Republic Services, Inc.	172

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
1,577	Ritchie Bros Auctioneers, Inc.	$89
2,747	Stericycle, Inc.(a)	120
9,682	Waste Management, Inc.	1,580
		7,777

	Communications Equipment — 0.84%
90,637	Cisco Systems, Inc.	4,739
31,124	CommScope Holding Co., Inc.(a)	198
774	Motorola Solutions, Inc.	221
		5,158

	Construction & Engineering — 0.12%
3,578	AECOM	302
841	Arcosa, Inc.	53
2,295	Quanta Services, Inc.	382
		737

	Construction Materials — 0.15%
1,351	Martin Marietta Materials, Inc.	480
2,578	Vulcan Materials Co.	442
		922

	Consumer Finance — 1.06%
20,855	American Express Co.	3,440
20,025	Capital One Financial Corp.	1,926
6,409	Discover Financial Services	633
14,450	OneMain Holdings, Inc.	536
		6,535

	Consumer Staples Distribution & Retail — 1.32%
3,254	Casey's General Stores, Inc.	704
2,275	Costco Wholesale Corp.	1,130
9,412	Sysco Corp.	727
9,040	The Kroger Co.	446
34,781	Walmart, Inc.	5,129
		8,136

	Containers & Packaging — 0.36%
262	AptarGroup, Inc.	31
27	Avery Dennison Corp.	5
22,939	Ball Corp.	1,263
10,608	International Paper Co.	382
2,050	Packaging Corporation of America	285
2,320	Silgan Holdings, Inc.	125
2,452	Sonoco Products Co.	150
		2,241

	Distributors — 0.10%
3,827	Genuine Parts Co.	640

	Diversified Consumer Services — 0.17%
33,749	Chegg, Inc.(a)	550
7,498	H&R Block, Inc.	264
3,097	Service Corp. International	213
		1,027

	Diversified REITs — 1.37%
4,517	Alexandria Real Estate Equities, Inc.	567
3,688	American Homes 4 Rent, Class - A	116
26,564	Americold Realty Trust, Inc.	756
9,861	Digital Realty Trust, Inc.	969
507	Essex Property Trust, Inc.	106
1,385	Federal Realty Investment Trust	137
2,505	Healthpeak Properties, Inc.	55

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified REITs (continued)
10,627	Invitation Homes, Inc.	$332
2,029	Mid-America Apartment Communities, Inc.	306
20,968	Prologis, Inc.	2,616
19,572	Realty Income Corp.	1,239
1,913	Sun Communities, Inc.	270
4,609	UDR, Inc.	189
8,362	VICI Properties, Inc.	273
5,701	Welltower, Inc.	409
1,573	WP Carey, Inc.	122
		8,462

	Diversified Telecommunication Services — 0.39%
26,095	AT&T, Inc.	502
48,780	Verizon Communications, Inc.	1,897
		2,399

	Electric Utilities — 1.70%
1,604	Alliant Energy Corp.	86
30,034	American Electric Power Company, Inc.	2,733
3,035	Constellation Energy Corp.	238
7,685	Duke Energy Corp.	741
1,914	Edison International	135
9,746	Eversource Energy	763
9,106	Exelon Corp.	381
3,311	Hawaiian Electric Industries, Inc.	127
35,480	NextEra Energy, Inc.	2,735
32,159	The Southern Co.	2,238
4,017	Xcel Energy, Inc.	271
		10,448

	Electrical Equipment — 0.75%
3,350	AMETEK, Inc.	487
12,355	Eaton Corp. PLC	2,116
16,658	Emerson Electric Co.	1,452
3,984	Regal Rexnord Corp.	561
		4,616

	Electronic Equipment, Instruments & Components — 0.03%
1,050	Keysight Technologies, Inc.(a)	170

	Energy Equipment & Services — 0.80%
26,930	Halliburton Co.	852
6,095	Helmerich & Payne, Inc.	218
153,313	Patterson-UTI Energy, Inc.	1,794
42,009	Schlumberger N.V.	2,062
		4,926

	Entertainment — 1.00%
2,063	Activision Blizzard, Inc.	177
14,871	Liberty Media Corp. - Liberty Formula One, Class - C(a)	1,113
4,935	Netflix, Inc.(a)	1,705
28,322	The Walt Disney Co.(a)	2,835
22,448	Warner Bros Discovery, Inc.(a)	339
		6,169

	Financial Services — 1.23%
7,259	Apollo Global Management, Inc.	458
21,765	Berkshire Hathaway, Inc., Class - B(a)	6,721
14,613	Equitable Holdings, Inc.	371
		7,550

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Products — 1.00%
13,782	Archer-Daniels-Midland Co.	$1,098
3,437	Campbell Soup Co.	189
16,807	Conagra Brands, Inc.	631
5,689	Flowers Foods, Inc.	156
12,760	General Mills, Inc.	1,090
2,450	Hormel Foods Corp.	98
10,284	Kellogg Co.	689
9,502	Mondelez International, Inc., Class - A	662
1,277	Post Holdings, Inc.(a)	115
1,964	The Hershey Co.	500
13,887	The Kraft Heinz Co.	537
6,256	Tyson Foods, Inc., Class - A	371
		6,136

	Gas Utilities — 0.01%
808	Atmos Energy Corp.	91

	Ground Transportation — 1.13%
4,011	CSX Corp.	120
2,655	Knight-Swift Transportation Holdings, Inc.	150
5,345	Norfolk Southern Corp.	1,133
1,462	Old Dominion Freight Line, Inc.	498
1,886	RXO, Inc.(a)	37
7,527	Ryder System, Inc.	672
13,196	Uber Technologies, Inc.(a)	418
327	U-Haul Holding Co.	20
2,943	U-Haul Holding Co.	153
18,473	Union Pacific Corp.	3,718
1,886	XPO, Inc.(a)	60
		6,979

	Health Care Equipment & Supplies — 2.36%
48,674	Abbott Laboratories	4,930
5,533	Align Technology, Inc.(a)	1,849
4,797	Becton Dickinson & Co.	1,187
5,314	Dexcom, Inc.(a)	617
9,953	Edwards Lifesciences Corp.(a)	823
1,648	Enovis Corp.(a)	88
2,648	GE HealthCare Technologies, Inc.(a)	217
1,653	IDEXX Laboratories, Inc.(a)	827
2,647	Intuitive Surgical, Inc.(a)	676
28,708	Medtronic PLC	2,314
2,344	Penumbra, Inc.(a)	653
1,498	STERIS PLC	287
352	Teleflex, Inc.	89
		14,557

	Health Care Providers & Services — 2.98%
3,127	AmerisourceBergen Corp.	501
24,101	Centene Corp.(a)	1,523
14,322	CVS Health Corp.	1,064
4,252	Elevance Health, Inc.	1,955
4,756	HCA Healthcare, Inc.	1,254
2,789	Humana, Inc.	1,354
2,131	Laboratory Corporation of America Holdings	489
4,072	McKesson Corp.	1,450
992	Molina Heathcare, Inc.(a)	265
2,928	Quest Diagnostics, Inc.	414
11,241	The Cigna Group	2,872
11,048	UnitedHealth Group, Inc.	5,222
		18,363

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 0.35%
11,861	Veeva Systems, Inc., Class - A(a)	$2,180

	Hotels, Restaurants & Leisure — 2.12%
3,359	Airbnb, Inc., Class - A(a)	418
7,828	Caesars Entertainment, Inc.(a)	382
2,249	Darden Restaurants, Inc.	349
23,594	DraftKings, Inc.(a)	457
148	Hilton Worldwide Holdings, Inc.	21
3,826	Hyatt Hotels Corp., Class - A(a)	428
1,434	Marriott International, Inc., Class - A	238
20,166	McDonald's Corp.	5,638
51,410	Norwegian Cruise Line Holdings Ltd.(a)	691
16,947	Royal Caribbean Cruises Ltd.(a)	1,107
30,827	Starbucks Corp.	3,210
546	Vail Resorts, Inc.	128
		13,067

	Household Durables — 0.45%
3,443	D.R. Horton, Inc.	336
3,121	Garmin Ltd.	315
3,252	Leggett & Platt, Inc.	104
6,964	Lennar Corp., Class - A	732
83	Lennar Corp., Class - B	7
4,132	PulteGroup, Inc.	241
17,676	Toll Brothers, Inc.	1,061
		2,796

	Household Products — 1.71%
2,171	Church & Dwight Co., Inc.	192
16,240	Kimberly-Clark Corp.	2,180
1,218	The Clorox Co.	193
53,465	The Procter & Gamble Co.	7,949
		10,514

	Industrial Conglomerates — 0.62%
7,946	General Electric Co.	760
16,050	Honeywell International, Inc.	3,067
		3,827

	Industrial REITs — 0.06%
6,543	Rexford Industrial Realty, Inc.	390

	Insurance — 1.89%
23,465	Aflac, Inc.	1,514
560	Aon PLC, Class - A	177
3,483	Arthur J. Gallagher & Co.	666
1,195	Assurant, Inc.	143
1,709	Brown & Brown, Inc.	98
3,252	Cincinnati Financial Corp.	364
3,602	F&G Annuities & Life, Inc.	65
52,976	Fidelity National Financial, Inc.	1,851
2,577	Marsh & McLennan Companies, Inc.	429
26,353	MetLife, Inc.	1,527
7,077	Old Republic International Corp.	177
6,114	Prudential Financial, Inc.	506
2,797	RenaissanceRe Holdings Ltd.	560
26,534	The Allstate Corp.	2,941
2,945	The Progressive Corp.	421
3,246	W.R. Berkley Corp.	202
		11,641

	Interactive Media & Services — 4.47%
125,340	Alphabet, Inc., Class - A(a)	13,003
91,660	Alphabet, Inc., Class - C(a)	9,533

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Interactive Media & Services (continued)
7,722	IAC, Inc.(a)	$398
7,149	Match Group, Inc.(a)	274
20,392	Meta Platforms, Inc., Class - A(a)	4,322
		27,530

	IT Services — 3.92%
2,831	Accenture PLC, Class - A	809
3,168	Akamai Technologies, Inc.(a)	248
1,853	Cognizant Technology Solutions Corp.	113
8,471	EPAM Systems, Inc.(a)	2,533
6,039	Fidelity National Information Services, Inc.	328
3,316	Fiserv, Inc.(a)	375
4,425	Global Payments, Inc.	466
13,957	GoDaddy, Inc., Class - A(a)	1,085
2,117	International Business Machines Corp.	278
18,311	MasterCard, Inc., Class - A	6,653
13,322	Okta, Inc.(a)	1,149
6,910	Paychex, Inc.	792
26,250	PayPal Holdings, Inc.(a)	1,993
4,262	Snowflake, Inc., Class - A(a)	658
64,951	Thoughtworks Holding, Inc.(a)	478
4,247	VeriSign, Inc.(a)	898
23,246	Visa, Inc., Class - A	5,240
43	WEX, Inc.(a)	8
		24,104

	Leisure Products — 0.12%
1,780	Brunswick Corp.	146
1,159	Hasbro, Inc.	62
10,271	Mattel, Inc.(a)	189
3,276	Polaris, Inc.	363
		760

	Life Sciences Tools & Services — 1.41%
4,371	Agilent Technologies, Inc.	605
398	Bio-Rad Laboratories, Inc., Class - A(a)	191
1,294	Bruker Corp.	102
438	Charles River Laboratories International, Inc.(a)	88
3,501	Danaher Corp.	882
710	IQVIA Holdings, Inc.(a)	141
2,796	Mettler-Toledo International, Inc.(a)	4,279
485	PerkinElmer, Inc.	65
2,339	QIAGEN N.V.(a)	107
3,456	Thermo Fisher Scientific, Inc.	1,992
720	Waters Corp.(a)	223
		8,675

	Machinery — 1.67%
11,054	AGCO Corp.	1,495
12,196	Caterpillar, Inc.	2,792
5,428	Cummins, Inc.	1,297
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	722
1,648	Esab Corp.	97
28	IDEX Corp.	6
6,910	Ingersoll Rand, Inc.	402
1,442	ITT, Inc.	124
1,244	Nordson Corp.	276
17,062	Oshkosh Corp.	1,419
7,507	Otis Worldwide Corp.	634
1,693	Parker Hannifin Corp.	569
2,490	The Timken Co.	203

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
1,711	Westinghouse Air Brake Technologies Corp.	$173
485	Xylem, Inc.	51
		10,263

	Media — 0.95%
791	Cable One, Inc.	555
775	Charter Communications, Inc., Class - A(a)	277
84,982	Comcast Corp., Class - A	3,223
4,889	Fox Corp., Class - A	166
3,789	Omnicom Group, Inc.	357
31,758	Paramount Global, Class - B	709
14,641	The Interpublic Group of Companies, Inc.	545
		5,832

	Metals & Mining — 0.39%
18,550	Newmont Corp.	909
8,225	Nucor Corp.	1,271
1,912	Steel Dynamics, Inc.	216
		2,396

	Mortgage Real Estate Investment Trusts — 0.02%
15,165	Rithm Capital Corp.	121

	Multi-Utilities — 0.79%
2,674	Ameren Corp.	231
1,937	CMS Energy Corp.	119
1,642	Consolidated Edison, Inc.	157
1,144	Dominion Energy, Inc.	64
1,043	DTE Energy Co.	114
72,854	NiSource, Inc.	2,037
5,865	Public Service Enterprise Group, Inc.	366
951	Sempra Energy	144
17,371	WEC Energy Group, Inc.	1,647
		4,879

	Oil, Gas & Consumable Fuels — 3.56%
19,551	Antero Midstream Corp.	205
7,263	Cheniere Energy, Inc.	1,145
19,851	Chevron Corp.	3,239
5,077	ConocoPhillips	504
63,641	Coterra Energy, Inc.	1,562
30,851	Devon Energy Corp.	1,561
521	DT Midstream, Inc.	26
3,995	EOG Resources, Inc.	458
7,396	EQT Corp.	236
45,836	Exxon Mobil Corp.	5,025
16,993	Hess Corp.	2,249
11,538	Marathon Petroleum Corp.	1,556
26,124	Occidental Petroleum Corp.	1,631
6,401	ONEOK, Inc.	407
6,951	Targa Resources Corp.	507
41,203	The Williams Cos., Inc.	1,230
2,242	Valero Energy Corp.	313
2,011	Vitesse Energy, Inc.	38
		21,892

	Paper & Forest Products — 0.01%
964	Sylvamo Corp.	45

	Passenger Airlines — 0.18%
11,583	Alaska Air Group, Inc.(a)	486
28,157	American Airlines Group, Inc.(a)	415

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Passenger Airlines (continued)
2,097	Copa Holdings SA, Class - A(a)	$194
		1,095

	Personal Care Products — 0.07%
1,700	The Estee Lauder Companies, Inc.	419

	Pharmaceuticals — 4.28%
30,890	Bristol-Myers Squibb Co.	2,141
19,272	Eli Lilly & Co.	6,618
1,000	Jazz Pharmaceuticals PLC(a)	146
44,819	Johnson & Johnson	6,948
58,424	Merck & Co., Inc.	6,216
6,434	Organon & Co.	151
99,288	Pfizer, Inc.	4,051
8,046	Viatris, Inc.	77
		26,348

	Professional Services — 0.73%
26,820	CoStar Group, Inc.(a)	1,847
1,081	Equifax, Inc.	219
717	Jacobs Solutions, Inc.	84
1,829	Leidos Holdings, Inc.	168
825	Robert Half International, Inc.	66
10,910	Verisk Analytics, Inc., Class - A	2,094
		4,478

	Real Estate Management & Development — 0.13%
1,691	CBRE Group, Inc., Class - A(a)	123
4,563	Howard Hughes Corp.(a)	365
2,009	Jones Lang LaSalle, Inc.(a)	292
		780

	Residential REITs — 0.14%
7,024	Camden Property Trust	737
2,122	Equity Lifestyle Properties, Inc.	142
		879

	Retail REITs — 0.16%
27,975	Brixmor Property Group, Inc.	602
35,601	The Macerich Co.	377
		979

	Semiconductors & Semiconductor Equipment — 5.41%
11,746	Advanced Micro Devices, Inc.(a)	1,151
3,728	Analog Devices, Inc.	735
21,151	Applied Materials, Inc.	2,598
2,918	Broadcom, Inc.	1,872
7,850	Enphase Energy, Inc.(a)	1,651
63,964	Intel Corp.	2,090
3,302	KLA Corp.	1,318
1,129	Lam Research Corp.	599
6,026	Marvell Technology, Inc.	261
2,758	Micron Technology, Inc.	166
50,260	NVIDIA Corp.	13,961
7,270	QUALCOMM, Inc.	928
3,842	Skyworks Solutions, Inc.	453
23,905	Texas Instruments, Inc.	4,447
6,964	Universal Display Corp.	1,080
		33,310

	Software — 10.37%
12,361	Adobe, Inc.(a)	4,764
10,190	Autodesk, Inc.(a)	2,121
512	Dolby Laboratories, Inc., Class - A	44

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
27,227	Manhattan Associates, Inc.(a)	$4,216
139,124	Microsoft Corp.	40,109
56,988	Oracle Corp.	5,295
8,321	PAYCOM Software, Inc.(a)	2,530
41	Roper Technologies, Inc.	18
3,137	Salesforce, Inc.(a)	627
8,243	ServiceNow, Inc.(a)	3,831
668	Synopsys, Inc.(a)	258
		63,813

	Specialized REITs — 0.82%
5,297	American Tower Corp.	1,082
2,473	Crown Castle, Inc.	331
5,913	CubeSmart	273
1,956	Equinix, Inc.	1,411
2,294	Extra Space Storage, Inc.	374
5,259	Iron Mountain, Inc.	278
846	Lamar Advertising Co., Class - A	85
3,183	Life Storage, Inc.	417
2,688	Public Storage	812
		5,063

	Specialty Retail — 2.48%
1,187	Advance Auto Parts, Inc.	144
2,829	AutoNation, Inc.(a)	380
22	AutoZone, Inc.(a)	54
6,524	Bath & Body Works, Inc.	239
7,757	Best Buy Co., Inc.	607
4,609	Dick's Sporting Goods, Inc.	654
923	Five Below, Inc.(a)	190
36,426	Floor & Decor Holdings, Inc., Class - A(a)	3,578
3,541	Lowe's Companies, Inc.	708
7,287	Penske Automotive Group, Inc.	1,033
17,296	The Home Depot, Inc.	5,105
21,249	The TJX Companies, Inc.	1,665
2,059	Tractor Supply Co.	484
2,174	Victoria's Secret & Co.(a)	74
3,016	Williams-Sonoma, Inc.	367
		15,282

	Technology Hardware, Storage & Peripherals — 7.96%
281,306	Apple, Inc.	46,388
83,952	HP, Inc.	2,465
2,448	NetApp, Inc.	156
		49,009

	Textiles, Apparel & Luxury Goods — 0.32%
6,619	Capri Holdings Ltd.(a)	311
9,230	NIKE, Inc., Class - B	1,132
1,533	Ralph Lauren Corp.	179
7,801	Tapestry, Inc.	336
		1,958

	Tobacco — 0.37%
36,600	Altria Group, Inc.	1,633
6,325	Philip Morris International, Inc.	615
		2,248

	Trading Companies & Distributors — 0.39%
13,428	Fastenal Co.	724
1,130	Watsco, Inc.	360
8,335	WESCO International, Inc.	1,288
		2,372

HC CAPITAL TRUST

The Value Equity Portfolio

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	$173

	Wireless Telecommunication Services — 0.56%
23,667	T-Mobile US, Inc.(a)	3,428

	Total Common Stocks	612,367

	Investment Company — 0.47%
2,910,925	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(b)	2,911
	Total Investment Company	2,911

	Total Investments (cost $288,837) — 99.95%	615,278
	Other assets in excess of liabilities — 0.05%	321

	Net Assets - 100.00%	$615,599

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

REIT—Real Estate Investment Trust

As of March 31, 2023, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3	6/16/23	$621	$27
E-Mini S&P Midcap 400 Future	1	6/16/23	253	6
			$874	$33

	Total Unrealized Appreciation			$33
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$33

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.72%
	Aerospace & Defense — 0.98%
5,461	General Dynamics Corp.	$1,246
391	HEICO Corp.	67
728	HEICO Corp., Class - A	99
4,826	L3Harris Technologies, Inc.	947
2,860	Northrop Grumman Corp.	1,321
33,522	Raytheon Technologies Corp.	3,283
475	TransDigm Group, Inc.	350
		7,313

	Air Freight & Logistics — 0.08%
4,946	Expeditors International of Washington, Inc.	544
1,658	GXO Logistics, Inc.(a)	84
		628

	Automobile Components — 1.91%
123,477	Dr Ing hc F Porsche AG, ADR^(a)	1,578
71,725	Ford Motor Co.	904
56,731	Tesla, Inc.(a)	11,769
		14,251

	Banks — 1.88%
21,822	Bank of America Corp.	624
13,206	Bank OZK	452
13,240	Citizens Financial Group, Inc.	402
40,559	Comerica, Inc.	1,761
1,150	Cullen/Frost Bankers, Inc.	121
29,928	East West Bancorp, Inc.	1,661
86,090	First Horizon Corp.	1,531
36,888	Huntington Bancshares, Inc.	413
23,824	JPMorgan Chase & Co.	3,104
74,674	KeyCorp	935
106,556	Regions Financial Corp.	1,978
34,522	Zions Bancorp NA	1,033
		14,015

	Beverages — 1.52%
7,236	Brown-Forman Corp., Class - B	465
17,862	Monster Beverage Corp.(a)	965
29,046	PepsiCo, Inc.	5,295
74,917	The Coca-Cola Co.	4,647
		11,372

	Biotechnology — 1.94%
3,190	AbbVie, Inc.	508
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,824
15,151	Amgen, Inc.	3,664
19,253	Moderna, Inc.(a)	2,957
14,430	Natera, Inc.(a)	801
800	Neurocrine Biosciences, Inc.(a)	81
2,019	Regeneron Pharmaceuticals, Inc.(a)	1,659
1,014	Seagen, Inc.(a)	205
8,719	Vertex Pharmaceuticals, Inc.(a)	2,747
		14,446

	Broadline Retail — 4.16%
255,200	Amazon.com, Inc.(a)	26,360
939	Dollar General Corp.	198
4,517	Dollar Tree, Inc.(a)	648
2,900	MercadoLibre, Inc.(a)	3,822
		31,028
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products — 0.26%
404	Armstrong World Industries, Inc.	$29
17,452	Carrier Global Corp.	798
50,415	Resideo Technologies, Inc.(a)	922
1,218	Trane Technologies PLC	224
		1,973

	Capital Markets — 2.42%
2,335	CBOE Global Markets, Inc.	313
6,242	CME Group, Inc.	1,195
1,203	FactSet Research Systems, Inc.	499
2,582	Intercontinental Exchange, Inc.	269
143,372	Invesco Ltd.	2,351
18,395	Janus Henderson Group PLC	490
713	LPL Financial Holdings, Inc.	144
349	MarketAxess Holdings, Inc.	137
3,942	Moody's Corp.	1,207
31,488	Morgan Stanley	2,766
390	Morningstar, Inc.	79
838	MSCI, Inc.	469
36,398	Robinhood Markets, Inc., Class - A(a)	353
11,523	S&P Global, Inc.	3,973
2,032	T. Rowe Price Group, Inc.	229
16,324	The Charles Schwab Corp.	855
8,275	The Goldman Sachs Group, Inc.	2,707
		18,036

	Chemicals — 1.63%
3,430	Air Products & Chemicals, Inc.	985
17,677	CF Industries Holdings, Inc.	1,281
30,407	Ecolab, Inc.	5,034
999	FMC Corp.	122
28,629	LyondellBasell Industries N.V., Class - A	2,688
19,809	The Chemours Co.	593
5,811	The Scotts Miracle-Gro Co.	405
4,752	The Sherwin-Williams Co.	1,068
		12,176

	Commercial Services & Supplies — 0.30%
1,845	Cintas Corp.	854
13,304	Copart, Inc.(a)	1,000
2,752	Waste Connections, Inc.	383
		2,237

	Communications Equipment — 0.84%
4,776	Arista Networks, Inc.(a)	802
101,754	Cisco Systems, Inc.	5,319
825	F5, Inc.(a)	120
153	Motorola Solutions, Inc.	44
		6,285

	Construction & Engineering — 0.01%
374	Quanta Services, Inc.	62

	Consumer Finance — 0.31%
2,980	American Express Co.	492
95	Credit Acceptance Corp.(a)	41
141,214	SLM Corp.	1,750
		2,283

	Consumer Staples Distribution & Retail — 1.85%
18,462	Costco Wholesale Corp.	9,173
8,706	Sysco Corp.	672
1,413	Walgreens Boots Alliance, Inc.	49

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Staples Distribution & Retail (continued)
26,416	Walmart, Inc.	$3,895
		13,789

	Containers & Packaging — 0.24%
1,280	AptarGroup, Inc.	151
747	Avery Dennison Corp.	134
841	Packaging Corporation of America	117
14,972	Silgan Holdings, Inc.	803
19,072	WestRock Co.	581
		1,786

	Distributors — 0.08%
2,966	Genuine Parts Co.	497
381	Pool Corp.	130
		627

	Diversified Consumer Services — 0.02%
1,727	Service Corp. International	119

	Diversified REITs — 0.33%
866	Realty Income Corp.	55
52,271	SITE Centers Corp.	642
40,605	Ventas, Inc.	1,760
		2,457

	Electric Utilities — 0.92%
15,796	Edison International	1,115
3,738	Entergy Corp.	403
60,365	FirstEnergy Corp.	2,418
23,487	Hawaiian Electric Industries, Inc.	902
4,256	NextEra Energy, Inc.	328
36,550	NRG Energy, Inc.	1,253
12,422	OGE Energy Corp.	468
		6,887

	Electrical Equipment — 0.33%
5,157	AMETEK, Inc.	750
13,294	Emerson Electric Co.	1,159
1,210	Hubbell, Inc.	294
931	Rockwell Automation, Inc.	273
		2,476

	Electronic Equipment, Instruments & Components — 0.16%
12,210	Amphenol Corp., Class - A	997
2,343	Vontier Corp.	64
376	Zebra Technologies Corp.(a)	120
		1,181

	Energy Equipment & Services — 0.21%
32,149	Schlumberger N.V.	1,579

	Entertainment — 0.64%
11,463	Netflix, Inc.(a)	3,960
18,120	ROBLOX Corp., Class - A(a)	815
248	The Walt Disney Co.(a)	25
		4,800

	Financial Services — 1.20%
18,726	Berkshire Hathaway, Inc., Class - B(a)	5,782
34,972	Equitable Holdings, Inc.	888
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Financial Services (continued)
31,527	Voya Financial, Inc.	$2,253
		8,923

	Food Products — 1.06%
70,463	Conagra Brands, Inc.	2,647
5,224	Hormel Foods Corp.	208
413	Lamb Weston Holdings, Inc.	43
5,092	McCormick & Company, Inc.	424
56,218	Mondelez International, Inc., Class - A	3,919
1,045	The Hershey Co.	266
2,332	The J.M. Smucker Co.	367
		7,874

	Gas Utilities — 0.46%
33,223	National Fuel Gas Co.	1,918
42,971	UGI Corp.	1,494
		3,412

	Ground Transportation — 1.57%
124,263	CSX Corp.	3,720
1,274	Landstar System, Inc.	228
562	Old Dominion Freight Line, Inc.	192
70,316	Uber Technologies, Inc.(a)	2,229
916	U-Haul Holding Co.	55
8,244	U-Haul Holding Co.	427
24,231	Union Pacific Corp.	4,877
		11,728

	Health Care Equipment & Supplies — 2.69%
47,160	Abbott Laboratories	4,775
10,657	Baxter International, Inc.	432
4,799	Becton Dickinson & Co.	1,188
10,892	Boston Scientific Corp.(a)	545
15,756	Dexcom, Inc.(a)	1,831
15,477	Edwards Lifesciences Corp.(a)	1,280
1,344	Embecta Corp.	38
3,887	GE HealthCare Technologies, Inc.(a)	319
2,690	IDEXX Laboratories, Inc.(a)	1,345
16,496	Intuitive Surgical, Inc.(a)	4,214
4,072	ResMed, Inc.	892
9,642	Stryker Corp.	2,753
3,346	Zimmer Biomet Holdings, Inc.	432
		20,044

	Health Care Providers & Services — 2.85%
22,388	Acadia Healthcare Co., Inc.(a)	1,618
1,650	Centene Corp.(a)	104
22,394	CVS Health Corp.	1,664
5,215	Elevance Health, Inc.	2,398
3,283	Henry Schein, Inc.(a)	268
1,952	Laboratory Corporation of America Holdings	448
4,595	McKesson Corp.	1,636
2,799	Quest Diagnostics, Inc.	396
26,926	UnitedHealth Group, Inc.	12,724
		21,256

	Health Care REITs — 0.11%
61,808	Medical Properties Trust, Inc.	508
10,405	Omega Healthcare Investors, Inc.	285
		793

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 0.06%
2,596	Veeva Systems, Inc., Class - A(a)	$477

	Hotels, Restaurants & Leisure — 2.54%
18,573	Airbnb, Inc., Class - A(a)	2,310
1,179	Booking Holdings, Inc.(a)	3,127
31,802	Carnival Corp.(a)	323
568	Chipotle Mexican Grill, Inc.(a)	970
1,046	Choice Hotels International, Inc.	123
9,159	Marriott International, Inc., Class - A	1,520
1,090	McDonald's Corp.	305
98,020	Starbucks Corp.	10,208
310	Vail Resorts, Inc.	72
		18,958

	Household Durables — 0.03%
2,470	Garmin Ltd.	249

	Household Products — 1.16%
5,143	Church & Dwight Co., Inc.	455
9,514	Colgate-Palmolive Co.	715
7,129	Kimberly-Clark Corp.	957
2,554	The Clorox Co.	404
41,123	The Procter & Gamble Co.	6,114
		8,645

	Independent Power and Renewable Electricity Producers — 0.16%
51,268	Vistra Corp.	1,230

	Industrial Conglomerates — 0.44%
12,543	3M Co.	1,318
11,662	General Electric Co.	1,115
4,278	Honeywell International, Inc.	818
		3,251

	Insurance — 2.03%
9,715	Aflac, Inc.	627
7,992	Aon PLC, Class - A	2,519
1,155	Arthur J. Gallagher & Co.	221
16,505	Axis Capital Holdings Ltd.	900
11,297	Chubb Ltd.	2,193
171	Erie Indemnity Co., Class - A	40
628	F&G Annuities & Life, Inc.	11
43,476	Lincoln National Corp.	977
11,845	Marsh & McLennan Companies, Inc.	1,973
22,534	Principal Financial Group, Inc.	1,675
4,893	Prudential Financial, Inc.	405
7,591	Reinsurance Group of America	1,008
5,565	The Progressive Corp.	796
6,974	The Travelers Companies, Inc.	1,195
15,794	Unum Group	625
		15,165

	Interactive Media & Services — 4.85%
119,386	Alphabet, Inc., Class - A(a)	12,384
161,143	Alphabet, Inc., Class - C(a)	16,760
646	IAC, Inc.(a)	33
1,412	Match Group, Inc.(a)	54
32,807	Meta Platforms, Inc., Class - A(a)	6,953
		36,184

	IT Services — 7.54%
12,354	Accenture PLC, Class - A	3,531
120,103	Adyen N.V., ADR(a)	1,902
Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
57,727	Automatic Data Processing, Inc.	$12,852
2,371	Broadridge Financial Solutions, Inc.	348
2,241	Cognizant Technology Solutions Corp.	137
756	Fiserv, Inc.(a)	85
1,270	FleetCor Technologies, Inc.(a)	268
7,975	Global Payments, Inc.	839
1,598	Jack Henry & Associates, Inc.	241
17,081	MasterCard, Inc., Class - A	6,207
18,740	Okta, Inc.(a)	1,616
34,688	PayPal Holdings, Inc.(a)	2,634
12,281	Snowflake, Inc., Class - A(a)	1,895
104,737	Visa, Inc., Class - A	23,615
		56,170

	Leisure Products — 0.02%
1,422	Polaris, Inc.	157

	Life Sciences Tools & Services — 1.99%
4,564	Bio-Techne Corp.	339
440	Bruker Corp.	35
22,316	Danaher Corp.	5,624
758	Mettler-Toledo International, Inc.(a)	1,160
239	PerkinElmer, Inc.	32
12,055	Thermo Fisher Scientific, Inc.	6,948
2,297	Waters Corp.(a)	711
		14,849

	Machinery — 1.70%
9,555	Caterpillar, Inc.	2,188
4,840	Deere & Co.	1,998
3,369	Dover Corp.	512
5,857	Fortive Corp.	399
1,569	Graco, Inc.	115
2,179	IDEX Corp.	503
8,257	Illinois Tool Works, Inc.	2,010
6,973	Ingersoll Rand, Inc.	406
506	Nordson Corp.	112
8,726	Otis Worldwide Corp.	736
11,372	The Middleby Corp.(a)	1,667
927	The Toro Co.	103
14,765	Westinghouse Air Brake Technologies Corp.	1,492
4,438	Xylem, Inc.	465
		12,706

	Media — 0.48%
4,935	Omnicom Group, Inc.	466
74,543	Paramount Global, Class - B	1,663
17,241	The Interpublic Group of Companies, Inc.	642
13,683	The Trade Desk, Inc., Class - A(a)	833
		3,604

	Mortgage Real Estate Investment Trusts — 0.25%
183,185	Rithm Capital Corp.	1,465
20,515	Starwood Property Trust, Inc.	363
		1,828

	Multi-Utilities — 0.56%
84,210	CenterPoint Energy, Inc.	2,481
15,797	DTE Energy Co.	1,730
		4,211

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels — 3.43%
54,988	Antero Midstream Corp.	$577
12,549	Chevron Corp.	2,047
24,368	ConocoPhillips	2,418
79,339	Devon Energy Corp.	4,015
7,898	DT Midstream, Inc.	390
21,212	EQT Corp.	677
37,447	Exxon Mobil Corp.	4,106
114,575	Marathon Oil Corp.	2,745
13,944	ONEOK, Inc.	886
4,640	Pioneer Natural Resources Co.	948
95,111	Range Resources Corp.	2,518
28,597	Targa Resources Corp.	2,086
73,536	The Williams Cos., Inc.	2,196
		25,609

	Passenger Airlines — 0.14%
10,129	Alaska Air Group, Inc.(a)	425
18,665	Delta Air Lines, Inc.(a)	652
		1,077

	Personal Care Products — 0.55%
23,041	L'Oreal SA, ADR	2,054
8,266	The Estee Lauder Companies, Inc.	2,037
		4,091

	Pharmaceuticals — 4.73%
22,923	AstraZeneca PLC, ADR	1,591
32,406	Eli Lilly & Co.	11,129
31,287	Johnson & Johnson	4,849
55,581	Merck & Co., Inc.	5,913
67,454	Novo Nordisk A/S, ADR	10,735
5,558	Organon & Co.	131
11,882	Viatris, Inc.	114
4,740	Zoetis, Inc.	789
		35,251

	Professional Services — 0.18%
3,010	CoStar Group, Inc.(a)	207
2,353	Equifax, Inc.	477
1,391	SS&C Technologies Holdings, Inc.	79
2,931	Verisk Analytics, Inc., Class - A	562
		1,325

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	93

	Residential REITs — 0.01%
1,608	Equity Lifestyle Properties, Inc.	108

	Semiconductors & Semiconductor Equipment — 5.87%
98,123	Advanced Micro Devices, Inc.(a)	9,617
8,866	Analog Devices, Inc.	1,749
6,209	Applied Materials, Inc.	763
2,254	ASML Holding N.V., NYS	1,534
7,015	Broadcom, Inc.	4,500
4,234	First Solar, Inc.(a)	921
63,448	Intel Corp.	2,073
1,378	KLA Corp.	550
1,153	Lam Research Corp.	611
28,189	Marvell Technology, Inc.	1,221
3,708	Microchip Technology, Inc.	311
7,602	Micron Technology, Inc.	459
55,312	NVIDIA Corp.	15,364
3,257	ON Semiconductor Corp.(a)	268
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
30,091	QUALCOMM, Inc.	$3,839
		43,780

	Software — 11.98%
12,173	Adobe, Inc.(a)	4,691
1,974	ANSYS, Inc.(a)	657
11,429	Atlassian Corp., Class - A(a)	1,956
5,509	Cadence Design Systems, Inc.(a)	1,157
8,581	Crowdstrike Holdings, Inc., Class - A(a)	1,178
6,515	Fortinet, Inc.(a)	433
5,422	Intuit, Inc.	2,417
190,517	Microsoft Corp.	54,928
63,347	Oracle Corp.	5,886
1,131	Palo Alto Networks, Inc.(a)	226
2,476	Roper Technologies, Inc.	1,091
71,479	Salesforce, Inc.(a)	14,281
151	Synopsys, Inc.(a)	58
1,628	VMware, Inc., Class - A(a)	203
566	Workday, Inc., Class - A(a)	117
		89,279

	Specialized REITs — 1.82%
9,920	American Tower Corp.	2,027
16,012	Equinix, Inc.	11,545
		13,572

	Specialty Retail — 3.22%
854	Advance Auto Parts, Inc.	104
597	AutoZone, Inc.(a)	1,468
5,882	Best Buy Co., Inc.	460
376	Burlington Stores, Inc.(a)	76
41,191	Lowe's Companies, Inc.	8,236
3,411	O'Reilly Automotive, Inc.(a)	2,896
9,045	Ross Stores, Inc.	960
10,994	The Home Depot, Inc.	3,244
70,625	The TJX Companies, Inc.	5,535
1,256	Tractor Supply Co.	295
1,336	Ulta Beauty, Inc.(a)	729
		24,003

	Technology Hardware, Storage & Peripherals — 8.15%
368,386	Apple, Inc.	60,748

	Textiles, Apparel & Luxury Goods — 2.01%
960	Kontoor Brands, Inc.	46
10,065	Lululemon Athletica, Inc.(a)	3,665
26,980	LVMH Moet Hennessy Louis Vuitton SE, ADR	4,957
51,001	NIKE, Inc., Class - B	6,255
4,000	V.F. Corp.	92
		15,015

	Tobacco — 0.23%
17,508	Philip Morris International, Inc.	1,703

	Trading Companies & Distributors — 0.34%
23,095	Air Lease Corp.	910
14,448	Fastenal Co.	779
1,221	W.W. Grainger, Inc.	841
		2,530

HC CAPITAL TRUST

The Growth Equity Portfolio

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services — 0.28%
14,294	T-Mobile US, Inc.(a)	$2,070

	Total Common Stocks	743,774

	Investment Companies — 0.18%
100,100	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(b)	100
1,234,297	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(b)	1,234
	Total Investment Companies	1,334

	Total Investments (cost $245,579) — 99.90%	745,108
	Other assets in excess of liabilities — 0.10%	742

	Net Assets - 100.00%	$745,850

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	22.04%	77.68%	99.72%
Investment Companies	0.01%	0.17%	0.18%
Other Assets (Liabilities)	0.03%	0.07%	0.10%
Total Net Assets	22.08%	77.92%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	1	6/16/23	$207	$8
			$207	$8

	Total Unrealized Appreciation			$8
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$8

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 71.65%
	Aerospace & Defense — 1.05%
1,964	Axon Enterprise, Inc.(a)	$442
10,081	General Dynamics Corp.	2,300
1,244	HEICO Corp.	213
2,091	HEICO Corp., Class - A	284
10,762	Howmet Aerospace, Inc.	456
5,267	Huntington Ingalls Industries, Inc.	1,090
9,632	L3Harris Technologies, Inc.	1,891
9,000	Lockheed Martin Corp.	4,255
7,218	Northrop Grumman Corp.	3,334
43,284	Raytheon Technologies Corp.	4,238
6,205	Textron, Inc.	438
16,703	The Boeing Co.(a)	3,547
5,514	TransDigm Group, Inc.	4,064
		26,552

	Air Freight & Logistics — 0.36%
13,471	C.H. Robinson Worldwide, Inc.	1,339
11,730	Expeditors International of Washington, Inc.	1,292
7,199	FedEx Corp.	1,645
25,190	United Parcel Service, Inc., Class - B	4,886
		9,162

	Automobile Components — 1.13%
8,187	Aptiv PLC(a)	918
6,867	BorgWarner, Inc.	337
63,355	Dr Ing hc F Porsche AG, ADR(a)	810
115,041	Ford Motor Co.	1,450
41,576	General Motors Co.	1,525
1,710	Lear Corp.	239
13,644	Lucid Group, Inc.^(a)	110
8,761	Rivian Automotive, Inc., Class - A(a)	136
111,005	Tesla, Inc.(a)	23,028
		28,553

	Banks — 1.27%
212,270	Bank of America Corp.	6,071
56,431	Citigroup, Inc.	2,646
14,893	Citizens Financial Group, Inc.	452
20,232	Fifth Third Bancorp	539
304	First Citizens BancShares, Inc., Class - A	296
15,467	First Horizon Corp.	275
5,393	First Republic Bank^	75
41,258	Huntington Bancshares, Inc.	462
86,027	JPMorgan Chase & Co.	11,211
26,630	KeyCorp	333
5,132	M&T Bank Corp.	614
11,930	PNC Financial Services Group, Inc.	1,516
26,845	Regions Financial Corp.	498
39,114	Truist Financial Corp.	1,334
41,077	U.S. Bancorp	1,481
5,186	Webster Financial Corp.	204
112,085	Wells Fargo & Co.	4,190
		32,197

	Beverages — 1.25%
21,762	Brown-Forman Corp., Class - B	1,399
8,048	Constellation Brands, Inc., Class - A	1,818
35,279	Fomento Economico Mexicano SAB de CV, ADR	3,358
52,397	Keurig Dr Pepper, Inc.	1,848
21,969	Molson Coors Beverage Co., Class - B	1,135
99,026	Monster Beverage Corp.(a)	5,349
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Beverages (continued)
45,233	PepsiCo, Inc.	$8,246
136,462	The Coca-Cola Co.	8,465
		31,618

	Biotechnology — 1.57%
58,710	AbbVie, Inc.	9,356
7,256	Alnylam Pharmaceuticals, Inc.(a)	1,453
19,794	Amgen, Inc.	4,785
6,471	Biogen, Inc.(a)	1,799
10,936	BioMarin Pharmaceutical, Inc.(a)	1,064
5,701	Exact Sciences Corp.(a)	387
50,145	Gilead Sciences, Inc.	4,161
6,489	Horizon Therapeutics PLC(a)	708
17,993	Incyte Corp.(a)	1,300
15,543	Moderna, Inc.(a)	2,387
11,767	Neurocrine Biosciences, Inc.(a)	1,191
4,544	Regeneron Pharmaceuticals, Inc.(a)	3,733
10,841	Seagen, Inc.(a)	2,195
1,299	United Therapeutics Corp.(a)	291
13,658	Vertex Pharmaceuticals, Inc.(a)	4,304
26,961	Vitrolife AB	561
		39,675

	Broadline Retail — 2.21%
28,722	Alibaba Group Holding Ltd., ADR(a)	2,935
342,235	Amazon.com, Inc.(a)	35,348
24,212	Dollar General Corp.	5,096
11,842	Dollar Tree, Inc.(a)	1,700
29,333	eBay, Inc.	1,302
25,990	Etsy, Inc.(a)	2,894
2,812	MercadoLibre, Inc.(a)	3,706
16,635	Target Corp.	2,755
		55,736

	Building Products — 0.32%
14,321	A.O. Smith Corp.	991
2,569	Allegion PLC	274
2,203	Carlisle Cos., Inc.	498
39,758	Carrier Global Corp.	1,819
3,801	Fortune Brands Innovations, Inc.	223
23,918	Johnson Controls International PLC	1,440
3,170	Lennox International, Inc.	797
9,109	Masco Corp.	453
2,831	Owens Corning	271
7,738	Trane Technologies PLC	1,423
		8,189

	Capital Markets — 2.33%
3,174	Ameriprise Financial, Inc.	973
4,777	Ares Management Corp., Class - A	399
4,388	BlackRock, Inc., Class - A	2,936
20,560	Blackstone, Inc., Class - A	1,806
10,395	CBOE Global Markets, Inc.	1,396
31,454	CME Group, Inc.	6,024
3,437	Coinbase Global, Inc., Class - A^(a)	232
8,396	FactSet Research Systems, Inc.	3,485
8,637	Franklin Resources, Inc.	233
45,745	Intercontinental Exchange, Inc.	4,770
9,906	Invesco Ltd.	162
16,834	KKR & Co., Inc.	884
2,295	LPL Financial Holdings, Inc.	465
2,674	MarketAxess Holdings, Inc.	1,046
21,090	Moody's Corp.	6,454
37,378	Morgan Stanley	3,282

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
2,328	MSCI, Inc.	$1,303
12,769	Nasdaq, Inc.	698
5,645	Northern Trust Corp.	497
5,637	Raymond James Financial, Inc.	526
27,212	S&P Global, Inc.	9,382
3,419	SEI Investments Co.	197
10,802	State Street Corp.	818
6,552	T. Rowe Price Group, Inc.	740
22,583	The Bank of New York Mellon Corp.	1,026
5,679	The Carlyle Group, Inc.	176
79,561	The Charles Schwab Corp.	4,167
11,209	The Goldman Sachs Group, Inc.	3,667
13,856	Tradeweb Markets, Inc., Class - A	1,095
		58,839

	Chemicals — 1.26%
7,585	Air Products & Chemicals, Inc.	2,178
3,348	Albemarle Corp.	740
3,093	Celanese Corp., Series A	337
7,455	CF Industries Holdings, Inc.	540
26,977	Corteva, Inc.	1,627
21,049	Dow, Inc.	1,154
14,675	DuPont de Nemours, Inc.	1,053
3,702	Eastman Chemical Co.	312
7,369	Ecolab, Inc.	1,220
3,601	FMC Corp.	440
11,114	International Flavors & Fragrances, Inc.	1,022
45,912	Linde PLC	16,320
7,508	LyondellBasell Industries N.V., Class - A	705
7,890	PPG Industries, Inc.	1,054
6,344	RPM International, Inc.	553
9,750	The Mosaic Co.	447
8,775	The Sherwin-Williams Co.	1,973
1,104	Westlake Corp.	128
		31,803

	Commercial Services & Supplies — 0.55%
2,673	Cintas Corp.	1,237
27,633	Copart, Inc.(a)	2,078
13,418	Republic Services, Inc.	1,815
31,945	Rollins, Inc.	1,199
33,532	Waste Connections, Inc.	4,663
18,300	Waste Management, Inc.	2,986
		13,978

	Communications Equipment — 0.44%
7,052	Arista Networks, Inc.(a)	1,184
127,744	Cisco Systems, Inc.	6,677
3,974	F5, Inc.(a)	579
29,395	Juniper Networks, Inc.	1,012
5,948	Motorola Solutions, Inc.	1,702
		11,154

	Construction & Engineering — 0.18%
3,836	AECOM	323
4,111	Quanta Services, Inc.	685
75,777	WillScot Mobile Mini Holdings Corp.(a)	3,553
		4,561

	Construction Materials — 0.06%
1,786	Martin Marietta Materials, Inc.	634
5,200	Vulcan Materials Co.	892
		1,526
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance — 0.23%
9,550	Ally Financial, Inc.	$243
20,293	American Express Co.	3,348
11,370	Capital One Financial Corp.	1,093
8,149	Discover Financial Services	805
12,986	Synchrony Financial	378
		5,867

	Consumer Staples Distribution & Retail — 0.88%
19,339	Costco Wholesale Corp.	9,610
14,889	Sysco Corp.	1,150
46,876	The Kroger Co.	2,314
42,106	Walgreens Boots Alliance, Inc.	1,456
51,454	Walmart, Inc.	7,586
		22,116

	Containers & Packaging — 0.32%
69,662	Amcor PLC	792
3,385	Amcor PLC	39
2,925	Avery Dennison Corp.	524
20,927	Ball Corp.	1,153
38,497	Crown Holdings, Inc.	3,185
13,793	International Paper Co.	497
7,992	Packaging Corporation of America	1,109
13,346	Sealed Air Corp.	613
7,426	WestRock Co.	226
		8,138

	Distributors — 0.21%
5,301	Genuine Parts Co.	887
7,754	LKQ Corp.	440
11,965	Pool Corp.	4,097
		5,424

	Diversified REITs — 2.79%
10,787	Alexandria Real Estate Equities, Inc.	1,355
157,374	American Homes 4 Rent, Class - A	4,949
27,504	AvalonBay Communities, Inc.	4,622
4,247	Boston Properties, Inc.	230
59,350	CareTrust REIT, Inc.	1,162
17,883	Digital Realty Trust, Inc.	1,759
168,733	Empire State Realty Trust, Inc.	1,095
92,022	Equity Residential	5,522
3,079	Essex Property Trust, Inc.	644
7,356	Gaming and Leisure Properties, Inc.	383
33,675	Getty Realty Corp.	1,213
15,426	Healthpeak Properties, Inc.	339
20,360	Host Hotels & Resorts, Inc.	336
91,666	Invitation Homes, Inc.	2,863
52,445	Kimco Realty Corp.	1,024
5,549	Mid-America Apartment Communities, Inc.	838
49,676	NETSTREIT Corp.	908
30,436	Phillips Edison & Co., Inc.	993
54,996	Plymouth Industrial REIT, Inc.	1,155
92,628	Prologis, Inc.	11,556
21,162	Realty Income Corp.	1,340
4,360	Regency Centers Corp.	267
12,761	Ryman Hospitality Properties, Inc.	1,145
49,550	Sun Communities, Inc.	6,981
24,590	Tanger Factory Outlet Centers, Inc.	483
79,075	UDR, Inc.	3,247
51,009	Ventas, Inc.	2,211
71,922	Veris Residential, Inc.(a)	1,053
97,715	VICI Properties, Inc.	3,187
56,076	Welltower, Inc.	4,020

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified REITs (continued)
21,458	Weyerhaeuser Co.	$647
38,522	WP Carey, Inc.	2,983
		70,510

	Diversified Telecommunication Services — 0.48%
258,290	AT&T, Inc.	4,972
28,933	Liberty Global PLC, Class - A(a)	564
33,620	Liberty Global PLC, Class - C(a)	685
61,416	Lumen Technologies, Inc.	163
150,997	Verizon Communications, Inc.	5,872
		12,256

	Electric Utilities — 1.36%
25,298	Alliant Energy Corp.	1,351
26,198	American Electric Power Company, Inc.	2,384
52,154	Constellation Energy Corp.	4,095
31,654	Duke Energy Corp.	3,053
20,303	Edison International	1,434
11,666	Entergy Corp.	1,257
17,133	Evergy, Inc.	1,047
21,546	Eversource Energy	1,686
34,816	Exelon Corp.	1,459
32,982	FirstEnergy Corp.	1,321
65,148	NextEra Energy, Inc.	5,021
12,832	NRG Energy, Inc.	440
42,615	PG&E Corp.(a)	689
42,916	PPL Corp.	1,192
44,409	The Southern Co.	3,090
70,143	Xcel Energy, Inc.	4,730
		34,249

	Electrical Equipment — 0.37%
6,617	AMETEK, Inc.	962
11,728	Eaton Corp. PLC	2,009
17,314	Emerson Electric Co.	1,509
1,939	Generac Holdings, Inc.(a)	209
1,960	Hubbell, Inc.	477
14,740	Plug Power, Inc.(a)	173
3,322	Rockwell Automation, Inc.	975
4,532	Sensata Technologies Holding PLC	227
191,520	Vertiv Holdings Co.	2,740
		9,281

	Electronic Equipment, Instruments & Components — 0.39%
17,906	Amphenol Corp., Class - A	1,463
1,932	Arrow Electronics, Inc.(a)	241
3,859	CDW Corp.	752
5,039	Cognex Corp.	250
24,399	Corning, Inc.	861
98,557	Halma PLC	2,721
5,096	Keysight Technologies, Inc.(a)	823
9,306	TE Connectivity Ltd.	1,220
1,361	Teledyne Technologies, Inc.(a)	609
7,175	Trimble, Inc.(a)	376
1,523	Zebra Technologies Corp.(a)	484
		9,800

	Energy Equipment & Services — 0.28%
29,254	Baker Hughes, Inc.	844
26,515	Halliburton Co.	839
110,523	Schlumberger N.V.	5,427
		7,110
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Entertainment — 0.89%
22,996	Activision Blizzard, Inc.	$1,968
17,492	Electronic Arts, Inc.	2,107
5,947	Liberty Media Corp. - Liberty Formula One, Class - C(a)	445
4,847	Live Nation Entertainment, Inc.(a)	339
25,304	Netflix, Inc.(a)	8,742
18,514	ROBLOX Corp., Class - A(a)	833
3,437	Roku, Inc.(a)	226
12,591	Take-Two Interactive Software, Inc.(a)	1,502
53,615	The Walt Disney Co.(a)	5,369
67,779	Warner Bros Discovery, Inc.(a)	1,023
		22,554

	Financial Services — 0.64%
53,230	Apollo Global Management, Inc.	3,362
40,302	Berkshire Hathaway, Inc., Class - B(a)	12,444
11,230	Equitable Holdings, Inc.	285
		16,091

	Food Products — 1.14%
24,529	Archer-Daniels-Midland Co.	1,954
11,278	Bunge Ltd.	1,077
28,908	Campbell Soup Co.	1,589
45,442	Conagra Brands, Inc.	1,707
4,770	Darling Ingredients, Inc.(a)	279
32,913	General Mills, Inc.	2,813
34,100	Hormel Foods Corp.	1,360
24,493	Kellogg Co.	1,640
36,669	Lamb Weston Holdings, Inc.	3,833
20,674	McCormick & Company, Inc.	1,720
53,580	Mondelez International, Inc., Class - A	3,736
8,606	The Hershey Co.	2,190
11,012	The J.M. Smucker Co.	1,733
45,026	The Kraft Heinz Co.	1,741
23,852	Tyson Foods, Inc., Class - A	1,414
		28,786

	Gas Utilities — 0.07%
12,362	Atmos Energy Corp.	1,389
13,728	UGI Corp.	477
		1,866

	Ground Transportation — 0.79%
26,222	Canadian Pacific Railway Ltd.	2,019
60,986	CSX Corp.	1,826
4,806	JB Hunt Transport Services, Inc.	843
17,843	Knight-Swift Transportation Holdings, Inc.	1,010
6,829	Norfolk Southern Corp.	1,448
3,112	Old Dominion Freight Line, Inc.	1,061
179,138	Uber Technologies, Inc.(a)	5,679
2,520	U-Haul Holding Co.	131
29,347	Union Pacific Corp.	5,905
		19,922

	Health Care Equipment & Supplies — 1.84%
64,304	Abbott Laboratories	6,511
2,140	Align Technology, Inc.(a)	715
39,622	Baxter International, Inc.	1,607
12,925	Becton Dickinson & Co.	3,200
48,987	Boston Scientific Corp.(a)	2,451
18,568	DENTSPLY SIRONA, Inc.	730
19,757	Dexcom, Inc.(a)	2,296
20,584	Edwards Lifesciences Corp.(a)	1,703
10,615	GE HealthCare Technologies, Inc.(a)	871

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
14,898	Hologic, Inc.(a)	$1,203
10,929	IDEXX Laboratories, Inc.(a)	5,464
10,803	Insulet Corp.(a)	3,446
14,366	Intuitive Surgical, Inc.(a)	3,670
5,624	Masimo Corp.(a)	1,038
45,346	Medtronic PLC	3,656
2,660	Novocure Ltd.(a)	160
5,737	ResMed, Inc.	1,256
5,275	STERIS PLC	1,009
9,943	Stryker Corp.	2,838
2,446	Teleflex, Inc.	619
2,293	The Cooper Companies, Inc.	856
9,344	Zimmer Biomet Holdings, Inc.	1,207
		46,506

	Health Care Providers & Services — 1.85%
10,110	AmerisourceBergen Corp.	1,619
18,396	Cardinal Health, Inc.	1,388
23,084	Centene Corp.(a)	1,459
48,927	CVS Health Corp.	3,636
13,240	DaVita, Inc.(a)	1,074
7,505	Elevance Health, Inc.	3,450
6,224	HCA Healthcare, Inc.	1,641
12,881	Henry Schein, Inc.(a)	1,051
4,877	Humana, Inc.	2,368
3,525	Laboratory Corporation of America Holdings	808
6,459	McKesson Corp.	2,300
3,773	Molina Heathcare, Inc.(a)	1,009
10,278	Quest Diagnostics, Inc.	1,454
9,771	The Cigna Group	2,497
43,698	UnitedHealth Group, Inc.	20,652
1,945	Universal Health Services, Inc., Class - B	247
		46,653

	Health Care REITs — 0.04%
40,642	Healthcare Realty Trust, Inc.	786
17,050	Medical Properties Trust, Inc.	140
		926

	Health Care Technology — 0.20%
15,784	Definitive Healthcare Corp.(a)	163
26,840	Veeva Systems, Inc., Class - A(a)	4,933
		5,096

	Hotels, Restaurants & Leisure — 1.73%
18,793	Airbnb, Inc., Class - A(a)	2,338
83,310	Aramark	2,982
1,145	Booking Holdings, Inc.(a)	3,037
6,086	Caesars Entertainment, Inc.(a)	297
28,078	Carnival Corp.(a)	285
1,095	Chipotle Mexican Grill, Inc.(a)	1,870
20,435	Choice Hotels International, Inc.	2,395
3,647	Darden Restaurants, Inc.	566
12,792	Domino's Pizza, Inc.	4,220
7,058	DoorDash, Inc., Class - A(a)	449
4,306	Expedia Group, Inc.(a)	418
8,757	Hilton Worldwide Holdings, Inc.	1,234
7,749	Hyatt Hotels Corp., Class - A(a)	866
38,068	Intercontinental Hotels Group PLC	2,492
9,841	Las Vegas Sands Corp.(a)	565
11,552	Marriott International, Inc., Class - A	1,918
24,514	McDonald's Corp.	6,854
8,911	MGM Resorts International	396
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
36,044	Planet Fitness, Inc., Class - A(a)	$2,800
6,561	Royal Caribbean Cruises Ltd.(a)	428
33,502	Starbucks Corp.	3,489
2,599	Vail Resorts, Inc.	607
11,528	Wynn Resorts Ltd.(a)	1,290
13,642	YUM! Brands, Inc.	1,802
		43,598

	Household Durables — 0.62%
73,169	D.R. Horton, Inc.	7,148
7,448	Garmin Ltd.	751
7,483	Lennar Corp., Class - A	787
16,091	Meritage Homes Corp.	1,879
1,491	Mohawk Industries, Inc.(a)	149
11,593	Newell Brands, Inc.	144
92	NVR, Inc.(a)	513
6,737	PulteGroup, Inc.	393
142,556	TRI Pointe Homes, Inc.(a)	3,610
1,677	Whirlpool Corp.	221
		15,595

	Household Products — 0.81%
21,163	Church & Dwight Co., Inc.	1,871
38,267	Colgate-Palmolive Co.	2,876
18,775	Kimberly-Clark Corp.	2,520
11,185	The Clorox Co.	1,770
77,113	The Procter & Gamble Co.	11,466
		20,503

	Independent Power and Renewable Electricity Producers — 0.05%
19,072	The AES Corp.	460
29,895	Vistra Corp.	717
		1,177

	Industrial Conglomerates — 0.38%
23,616	3M Co.	2,483
31,846	General Electric Co.	3,044
20,707	Honeywell International, Inc.	3,957
		9,484

	Industrial REITs — 0.11%
8,366	EastGroup Properties, Inc.	1,383
24,522	Rexford Industrial Realty, Inc.	1,463
		2,846

	Insurance — 1.51%
17,674	Aflac, Inc.	1,140
2,063	American Financial Group, Inc.	251
21,969	American International Group, Inc.	1,106
8,491	Aon PLC, Class - A	2,677
10,830	Arch Capital Group Ltd.(a)	735
19,724	Arthur J. Gallagher & Co.	3,773
5,411	Assurant, Inc.	650
13,111	Brown & Brown, Inc.	752
14,474	Chubb Ltd.	2,810
4,366	Cincinnati Financial Corp.	489
4,809	Erie Indemnity Co., Class - A	1,114
2,279	Everest Re Group Ltd.	816
7,763	Fidelity National Financial, Inc.	271
2,663	Globe Life, Inc.	293
5,998	Loews Corp.	348
2,502	Markel Corp.(a)	3,197
35,574	Marsh & McLennan Companies, Inc.	5,926

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
20,065	MetLife, Inc.	$1,163
7,272	Principal Financial Group, Inc.	540
10,764	Prudential Financial, Inc.	891
12,367	The Allstate Corp.	1,370
9,486	The Hartford Financial Services Group, Inc.	661
24,300	The Progressive Corp.	3,477
9,824	The Travelers Companies, Inc.	1,684
11,724	W.R. Berkley Corp.	730
5,852	Willis Towers Watson PLC	1,360
		38,224

	Interactive Media & Services — 2.91%
242,573	Alphabet, Inc., Class - A(a)	25,162
181,319	Alphabet, Inc., Class - C(a)	18,856
393,100	Auto Trader Group PLC	2,998
8,173	Match Group, Inc.(a)	314
87,021	Meta Platforms, Inc., Class - A(a)	18,443
139,685	Pinterest, Inc., Class - A(a)	3,810
56,529	Scout24 AG	3,362
31,217	Snap, Inc., Class - A(a)	350
7,532	ZoomInfo Technologies, Inc.(a)	186
		73,481

	IT Services — 4.07%
18,523	Accenture PLC, Class - A	5,294
61,527	Adyen N.V., ADR(a)	975
1,594	Adyen N.V.(a)	2,540
15,496	Akamai Technologies, Inc.(a)	1,214
12,141	Automatic Data Processing, Inc.	2,703
56,864	Block, Inc.(a)	3,904
7,592	Broadridge Financial Solutions, Inc.	1,113
8,014	Cloudflare, Inc., Class - A(a)	494
14,988	Cognizant Technology Solutions Corp.	913
1,687	EPAM Systems, Inc.(a)	504
17,815	Fidelity National Information Services, Inc.	968
43,534	Fiserv, Inc.(a)	4,921
2,204	FleetCor Technologies, Inc.(a)	465
2,356	Gartner, Inc.(a)	768
25,443	Global Payments, Inc.	2,678
41,787	GoDaddy, Inc., Class - A(a)	3,248
31,957	International Business Machines Corp.	4,189
7,582	Jack Henry & Associates, Inc.	1,143
242,809	Marqeta, Inc., Class - A(a)	1,110
52,369	MasterCard, Inc., Class - A	19,032
2,061	MongoDB, Inc.(a)	480
4,803	Okta, Inc.(a)	414
9,320	Paychex, Inc.	1,068
70,303	PayPal Holdings, Inc.(a)	5,338
59,737	Shopify, Inc., Class - A(a)	2,864
13,051	Snowflake, Inc., Class - A(a)	2,013
54,090	The Western Union Co.	603
8,279	Toast, Inc., Class - A(a)	147
4,947	Twilio, Inc., Class - A(a)	330
16,778	VeriSign, Inc.(a)	3,545
124,108	Visa, Inc., Class - A	27,980
		102,958

	Leisure Products — 0.01%
6,197	Hasbro, Inc.	333

	Life Sciences Tools & Services — 2.61%
47,161	Agilent Technologies, Inc.	6,524
20,965	Avantor, Inc.(a)	443
1,884	Bio-Rad Laboratories, Inc., Class - A(a)	902
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
8,708	Bio-Techne Corp.	$646
1,678	Charles River Laboratories International, Inc.(a)	339
52,279	Danaher Corp.	13,176
49,229	Eurofins Scientific SE	3,296
4,497	Illumina, Inc.(a)	1,046
18,525	IQVIA Holdings, Inc.(a)	3,684
3,684	Medpace Holdings, Inc.(a)	693
4,584	Mettler-Toledo International, Inc.(a)	7,015
30,477	PerkinElmer, Inc.	4,062
14,714	Repligen Corp.(a)	2,478
12,715	Sartorius Stedim Biotech	3,901
26,928	Thermo Fisher Scientific, Inc.	15,520
3,163	Waters Corp.(a)	979
3,908	West Pharmaceutical Services, Inc.	1,354
		66,058

	Machinery — 1.06%
17,081	Caterpillar, Inc.	3,910
6,189	Cummins, Inc.	1,479
8,834	Deere & Co.	3,647
4,121	Dover Corp.	626
11,427	Fortive Corp.	778
4,922	Graco, Inc.	359
19,678	IDEX Corp.	4,547
10,123	Illinois Tool Works, Inc.	2,464
11,600	Ingersoll Rand, Inc.	675
1,492	Nordson Corp.	332
23,747	Otis Worldwide Corp.	2,005
25,264	PACCAR, Inc.	1,849
3,736	Parker Hannifin Corp.	1,256
4,748	Pentair PLC	262
2,566	Snap-on, Inc.	633
2,155	Spirax-Sarco Engineering PLC	316
4,663	Stanley Black & Decker, Inc.	376
2,861	The Toro Co.	318
5,028	Westinghouse Air Brake Technologies Corp.	508
5,156	Xylem, Inc.	540
		26,880

	Media — 0.66%
5,198	Charter Communications, Inc., Class - A(a)	1,859
217,623	Comcast Corp., Class - A	8,250
7,016	Dish Network Corp.(a)	65
26,949	Fox Corp., Class - A	918
20,671	Fox Corp., Class - B	648
9,177	Liberty Broadband Corp., Class - C(a)	750
2,116	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	59
4,816	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	135
16,367	News Corp., Class - A	283
9,883	Omnicom Group, Inc.	933
17,275	Paramount Global, Class - B	385
160,281	Sirius XM Holdings, Inc.^	636
11,263	The Interpublic Group of Companies, Inc.	419
20,558	The Trade Desk, Inc., Class - A(a)	1,252
		16,592

	Metals & Mining — 0.27%
5,269	Alcoa Corp.	224
15,002	Cleveland-Cliffs, Inc.(a)	275
41,559	Freeport-McMoRan, Inc.	1,701

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining (continued)
47,055	Newmont Corp.	$2,306
7,694	Nucor Corp.	1,188
1,702	Reliance Steel & Aluminum Co.	437
5,464	Steel Dynamics, Inc.	618
		6,749

	Mortgage Real Estate Investment Trusts — 0.02%
23,294	Annaly Capital Management, Inc.	445

	Multi-Utilities — 0.89%
17,335	Ameren Corp.	1,498
21,266	CenterPoint Energy, Inc.	627
89,245	CMS Energy Corp.	5,477
22,619	Consolidated Edison, Inc.	2,164
39,651	Dominion Energy, Inc.	2,217
10,403	DTE Energy Co.	1,140
39,771	NiSource, Inc.	1,112
28,924	Public Service Enterprise Group, Inc.	1,806
13,069	Sempra Energy	1,975
46,277	WEC Energy Group, Inc.	4,387
		22,403

	Office REITs — 0.02%
26,611	Corporate Office Properties Trust	631

	Oil, Gas & Consumable Fuels — 2.07%
9,923	APA Corp.	358
32,137	Cheniere Energy, Inc.	5,065
15,778	Chesapeake Energy Corp.	1,200
53,939	Chevron Corp.	8,800
36,428	ConocoPhillips	3,614
58,385	Coterra Energy, Inc.	1,433
18,039	Devon Energy Corp.	913
4,803	Diamondback Energy, Inc.	649
17,441	EOG Resources, Inc.	1,999
33,036	EQT Corp.	1,054
124,574	Exxon Mobil Corp.	13,660
8,242	Hess Corp.	1,091
4,562	HF Sinclair Corp.	221
72,861	Kinder Morgan, Inc.	1,276
18,470	Marathon Oil Corp.	443
13,674	Marathon Petroleum Corp.	1,844
21,307	Occidental Petroleum Corp.	1,330
12,755	ONEOK, Inc.	810
7,295	Ovintiv, Inc.	263
13,740	Phillips 66	1,393
6,596	Pioneer Natural Resources Co.	1,347
6,233	Targa Resources Corp.	455
188	Texas Pacific Land Corp.	320
42,289	The Williams Cos., Inc.	1,263
11,323	Valero Energy Corp.	1,581
		52,382

	Passenger Airlines — 0.01%
4,579	Delta Air Lines, Inc.(a)	160
4,234	Southwest Airlines Co.	138
		298

	Personal Care Products — 0.12%
11,826	L'Oreal SA, ADR	1,054
7,886	The Estee Lauder Companies, Inc.	1,944
		2,998
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals — 2.20%
11,765	AstraZeneca PLC, ADR	$817
77,874	Bristol-Myers Squibb Co.	5,397
4,875	Catalent, Inc.(a)	320
12,190	Elanco Animal Health, Inc.(a)	115
33,261	Eli Lilly & Co.	11,423
166	Jazz Pharmaceuticals PLC(a)	24
6,533	Jazz Pharmaceuticals PLC(a)	956
83,535	Johnson & Johnson	12,948
84,552	Merck & Co., Inc.	8,995
11,187	Novo Nordisk A/S, ADR	1,780
189,308	Pfizer, Inc.	7,724
38,916	Royalty Pharma PLC, Class - A	1,402
104,418	Viatris, Inc.	1,005
15,457	Zoetis, Inc.	2,573
		55,479

	Professional Services — 0.45%
14,880	Booz Allen Hamilton Holding Corp.	1,379
8,919	Clarivate PLC(a)	84
70,037	CoStar Group, Inc.(a)	4,821
4,245	Equifax, Inc.	861
6,399	Jacobs Solutions, Inc.	752
11,986	Leidos Holdings, Inc.	1,104
5,099	Robert Half International, Inc.	411
6,551	SS&C Technologies Holdings, Inc.	370
5,481	TransUnion	341
7,005	Verisk Analytics, Inc., Class - A	1,344
		11,467

	Real Estate Management & Development — 0.05%
14,074	CBRE Group, Inc., Class - A(a)	1,025
4,773	Zillow Group, Inc., Class - C(a)	212
		1,237

	Residential REITs — 0.12%
25,997	Apartment Income REIT Corp.	930
6,571	Camden Property Trust	689
10,626	Equity Lifestyle Properties, Inc.	714
44,245	Independence Realty Trust, Inc.	709
		3,042

	Retail REITs — 0.21%
90,336	Brixmor Property Group, Inc.	1,944
24,672	Simon Property Group, Inc.	2,762
15,480	Spirit Realty Capital, Inc.	617
		5,323

	Semiconductors & Semiconductor Equipment — 3.26%
95,923	Advanced Micro Devices, Inc.(a)	9,401
15,157	Analog Devices, Inc.	2,989
25,268	Applied Materials, Inc.	3,104
1,157	ASML Holding N.V., NYS	788
14,101	Broadcom, Inc.	9,046
4,009	Enphase Energy, Inc.(a)	843
4,251	Entegris, Inc.	349
4,200	First Solar, Inc.(a)	913
121,425	Intel Corp.	3,967
4,171	KLA Corp.	1,665
3,990	Lam Research Corp.	2,115
25,208	Marvell Technology, Inc.	1,092
15,911	Microchip Technology, Inc.	1,333
32,161	Micron Technology, Inc.	1,941
1,269	Monolithic Power Systems, Inc.	635
103,005	NVIDIA Corp.	28,612

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
7,507	NXP Semiconductors N.V.	$1,400
12,455	ON Semiconductor Corp.(a)	1,025
3,073	Qorvo, Inc.(a)	312
33,044	QUALCOMM, Inc.	4,216
4,709	Skyworks Solutions, Inc.	556
1,600	SolarEdge Technologies, Inc.(a)	486
4,604	Teradyne, Inc.	495
26,572	Texas Instruments, Inc.	4,943
3,702	Wolfspeed, Inc.(a)	240
		82,466

	Software — 8.83%
26,881	Adobe, Inc.(a)	10,360
13,266	ANSYS, Inc.(a)	4,415
33,964	Appfolio, Inc., Class - A(a)	4,228
900	Aspen Technology, Inc.(a)	206
9,778	Atlassian Corp., Class - A(a)	1,674
6,421	Autodesk, Inc.(a)	1,337
15,269	Bentley Systems, Inc., Class - B	657
2,673	BILL Holdings, Inc.(a)	217
4,483	Black Knight, Inc.(a)	258
27,229	Blackline, Inc.(a)	1,828
10,790	Cadence Design Systems, Inc.(a)	2,267
47,527	Ceridian HCM Holding, Inc.(a)	3,480
10,423	Crowdstrike Holdings, Inc., Class - A(a)	1,431
56,963	Dassault Systemes SE	2,350
7,312	Datadog, Inc., Class - A(a)	531
5,685	DocuSign, Inc.(a)	331
18,202	Dropbox, Inc., Class - A(a)	394
6,960	Dynatrace, Inc.(a)	294
753	Fair Isaac Corp.(a)	529
37,773	Five9, Inc.(a)	2,731
19,565	Fortinet, Inc.(a)	1,300
68,836	Gen Digital, Inc.	1,181
1,415	HubSpot, Inc.(a)	607
16,673	Intuit, Inc.	7,433
30,012	Kinaxis, Inc.(a)	4,121
310,613	Microsoft Corp.	89,547
102,767	Money Forward, Inc.	3,597
86,542	Oracle Corp.	8,042
47,014	Palantir Technologies, Inc., Class - A(a)	397
26,517	Palo Alto Networks, Inc.(a)	5,296
14,789	PAYCOM Software, Inc.(a)	4,496
16,594	Paylocity Holding Corp.(a)	3,299
46,552	Procore Technologies, Inc.(a)	2,916
3,180	PTC, Inc.(a)	408
10,815	Roper Technologies, Inc.	4,766
55,180	Salesforce, Inc.(a)	11,024
12,441	ServiceNow, Inc.(a)	5,781
65,762	Smartsheet, Inc., Class - A(a)	3,143
4,886	Splunk, Inc.(a)	468
4,526	Synopsys, Inc.(a)	1,748
34,796	The Descartes Systems Group, Inc.(a)	2,809
887,058	The Sage Group PLC	8,510
15,198	Tyler Technologies, Inc.(a)	5,390
7,180	Unity Software, Inc.(a)	233
6,257	VMware, Inc., Class - A(a)	781
5,934	Workday, Inc., Class - A(a)	1,226
48,744	Xero Ltd.(a)	2,956
20,513	Zoom Video Communications, Inc., Class - A(a)	1,515
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
2,394	Zscaler, Inc.(a)	$280
		222,788

	Specialized REITs — 1.37%
28,514	American Tower Corp.	5,826
16,385	Crown Castle, Inc.	2,193
43,871	CubeSmart	2,028
16,832	Equinix, Inc.	12,136
8,955	Extra Space Storage, Inc.	1,459
35,344	Iron Mountain, Inc.	1,870
15,422	Life Storage, Inc.	2,022
18,855	Public Storage	5,697
5,454	SBA Communications Corp.	1,424
		34,655

	Specialty Retail — 1.31%
4,029	Advance Auto Parts, Inc.	490
878	AutoZone, Inc.(a)	2,158
73,850	Bath & Body Works, Inc.	2,701
6,194	Best Buy Co., Inc.	485
1,910	Burlington Stores, Inc.(a)	386
4,664	CarMax, Inc.(a)	300
3,460	Chewy, Inc., Class - A(a)	129
17,636	Lowe's Companies, Inc.	3,527
3,414	O'Reilly Automotive, Inc.(a)	2,898
10,199	Ross Stores, Inc.	1,082
33,128	The Home Depot, Inc.	9,778
84,607	The TJX Companies, Inc.	6,630
6,570	Tractor Supply Co.	1,544
1,654	Ulta Beauty, Inc.(a)	902
		33,010

	Technology Hardware, Storage & Peripherals — 3.64%
540,902	Apple, Inc.	89,194
7,176	DELL Technologies, Inc., Class - C	289
37,365	Hewlett Packard Enterprise Co.	595
30,122	HP, Inc.	884
6,388	NetApp, Inc.	408
5,999	Seagate Technology Holdings PLC	397
8,973	Western Digital Corp.(a)	338
		92,105

	Textiles, Apparel & Luxury Goods — 0.43%
7,278	Lululemon Athletica, Inc.(a)	2,651
13,843	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,543
45,137	NIKE, Inc., Class - B	5,535
9,551	V.F. Corp.	219
		10,948

	Tobacco — 0.34%
74,859	Altria Group, Inc.	3,340
54,349	Philip Morris International, Inc.	5,286
		8,626

	Trading Companies & Distributors — 0.38%
56,328	Fastenal Co.	3,039
34,072	Ferguson PLC	4,557
2,072	United Rentals, Inc.	820
1,842	W.W. Grainger, Inc.	1,269
		9,685

	Water Utilities — 0.09%
10,705	American Water Works Co., Inc.	1,568

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities (continued)
16,225	Essential Utilities, Inc.	$708
		2,276

	Wireless Telecommunication Services — 0.29%
50,840	T-Mobile US, Inc.(a)	7,364

	Total Common Stocks	1,810,800

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc., 12/31/49(a)(b)	–

	Total Contingent Right	–

	Exchange-Traded Funds — 4.16%
1,564,200	Invesco S&P 500 Low Volatility ETF	97,607
18,111	SPDR S&P 500 ETF Trust	7,414

	Total Exchange-Traded Funds	105,021
	Investment Companies — 28.86%
1,036,424	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(c)	1,036
728,425,313	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(c)	728,425
	Total Investment Companies	729,461

	Total Investments (cost $1,998,575) — 104.67%	2,645,282
	Liabilities in excess of other assets — (4.67)%	(118,066)

	Net Assets - 100.00%	$2,527,216

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2023.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	10.79%	3.33%	54.99%	-	2.54%	-	71.65%
Contingent Right	-	-	0.00%	-	-	-	0.00%
Exchange-Traded Funds	0.29%	-	-	3.87%	-	-	4.16%
Investment Companies	-	-	0.06%	28.76%	0.04%	-	28.86%
Other Assets (Liabilities)	0.05%	0.01%	0.18%	-4.93%	-	0.02%	-4.67%
Total Net Assets	11.13%	3.34%	55.23%	27.70%	2.58%	0.02%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3,065	6/16/23	$634,110	$27,925
Russell 2000 Mini Index Future	207	6/16/23	18,770	280
			$652,880	$28,205

	Total Unrealized Appreciation			$28,205
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$28,205

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.76%
	Aerospace & Defense — 0.74%
347	AAR Corp.(a)	$19
89	Aerojet Rocketdyne Holdings, Inc.(a)	5
176	AeroVironment, Inc.(a)	16
2,140	AerSale Corp.(a)	37
700	Curtiss-Wright Corp.	124
9,052	Kratos Defense & Security Solutions, Inc.(a)	122
1,312	Maxar Technologies, Inc.	67
10,477	Momentus, Inc.(a)	6
64	Moog, Inc., Class - A	6
4,770	Triumph Group, Inc.(a)	55
1,128	V2X, Inc.(a)	45
7,364	Virgin Galactic Holdings, Inc.(a)	30
		532

	Air Freight & Logistics — 0.12%
1,756	Air Transport Services Group, Inc.(a)	37
586	Hub Group, Inc., Class - A(a)	49
		86

	Automobile Components — 1.55%
1,571	Adient PLC(a)	64
2,008	American Axle & Manufacturing Holdings, Inc.(a)	16
25,466	Dana, Inc.	383
554	Dorman Products, Inc.	48
10,286	Modine Manufacturing Co.(a)	237
930	Patrick Industries, Inc.	64
5,473	Stoneridge, Inc.(a)	102
1,818	The Goodyear Tire & Rubber Co.(a)	20
872	Visteon Corp.(a)	137
522	Winnebago Industries, Inc.	30
216	XPEL, Inc.(a)	15
		1,116

	Banks — 8.57%
1,715	Ameris Bancorp	63
1,712	Axos Financial, Inc.(a)	63
813	Banc of California, Inc.	10
1,048	BancFirst Corp.	87
6,654	BankUnited, Inc.	150
1,471	Bankwell Financial Group, Inc.	37
2,204	BCB Bancorp, Inc.	29
4,171	Berkshire Hills Bancorp, Inc.	105
418	Byline Bancorp, Inc.	9
5,139	Cadence Bank	107
2,951	Cathay General Bancorp.	102
1,054	Central Valley Community Bancorp	22
3,735	Columbia Banking System, Inc.	80
3,488	Columbia Financial, Inc.(a)	64
2,630	ConnectOne Bancorp, Inc.	46
777	Cullen/Frost Bankers, Inc.	82
581	Eagle Bancorp, Inc.	19
688	Enterprise Financial Services Corp.	31
1,703	FB Financial Corp.	53
4,841	First Bancorp	172
24,739	First Bancorp	282
2,341	First Bank	24
8,454	First Busey Corp.	172
96	First Citizens BancShares, Inc., Class - A	93
14,222	First Commonwealth Financial Corp.	177
3,478	First Financial Bancorp	76
5,034	First Horizon Corp.	90
2,416	First Merchants Corp.	80
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
6,458	Fulton Financial Corp.	$89
3,205	Hancock Whitney Corp.	117
3,855	Heartland Financial USA, Inc.	148
868	Hilltop Holdings, Inc.	26
941	Independent Bank Corp.	62
4,098	Independent Bank Group, Inc.	190
129	International Bancshares Corp.	6
1,596	Lakeland Bancorp, Inc.	25
2,335	Lakeland Financial Corp.	146
2,021	Live Oak Bancshares, Inc.	49
155	Meta Financial Group, Inc.	6
1,295	Midland States Bancorp, Inc.	28
1,331	MidWestOne Financial Group, Inc.	33
2,678	New York Community Bancorp, Inc.	24
1,622	Northrim Bancorp, Inc.	77
4,718	OceanFirst Financial Corp.	87
2,194	Old Second Bancorp, Inc.	31
1,149	Orrstown Financial Services, Inc.	23
1,042	Pacific Premier Bancorp, Inc.	25
3,037	Peoples Bancorp, Inc.	78
1,889	Pinnacle Financial Partners, Inc.	104
4,394	Popular, Inc.	251
6,523	Provident Bancorp, Inc.	45
9,433	Provident Financial Services, Inc.	181
2,883	Renasant Corp.	88
12,065	Republic First Bancorp, Inc.(a)	16
3,051	S&T Bancorp, Inc.	96
8,046	Seacoast Banking Corp. of Florida	191
734	ServisFirst Bancshares, Inc.	40
3,405	Sterling Bancorp, Inc.(a)	19
3,431	Stock Yards Bancorp, Inc.	189
510	Texas Capital Bancshares, Inc.(a)	25
19,380	The Bancorp, Inc.(a)	539
2,444	The Bank of N.T. Butterfield & Son Ltd.	66
3,235	Towne Bank	86
126	Triumph Financial, Inc.(a)	7
2,275	United Bankshares, Inc.	80
3,391	United Community Banks, Inc.	95
2,879	Veritex Holdings, Inc.	53
395	Washington Trust Bancorp, Inc.	14
5,279	WesBanco, Inc.	162
3,062	Westamerica Bancorp	136
623	Western New England Bancorp, Inc.	5
963	Wintrust Financial Corp.	70
247	WSFS Financial Corp.	9
		6,162

	Beverages — 0.60%
816	Celsius Holdings, Inc.(a)	76
10,160	Primo Water Corp.	156
10,657	The Duckhorn Portfolio, Inc.(a)	168
341	The Vita Coco Co., Inc.(a)	7
12,707	Vintage Wine Estates, Inc.(a)	14
3,519	Zevia PBC, Class - A(a)	14
		435

	Biotechnology — 6.57%
15,327	4D Molecular Therapeutics, Inc.(a)	263
3,641	Acumen Pharmaceuticals, Inc.(a)	15
564	AnaptysBio, Inc.(a)	12
1,323	Anavex Life Sciences Corp.(a)	11
3,852	Annexon, Inc.(a)	15
468	Apellis Pharmaceuticals, Inc.(a)	31
1,659	Arbutus BioPharma Corp.(a)	5

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
450	Arcellx, Inc.(a)	$14
3,850	Arcus Biosciences, Inc.(a)	70
1,118	Arrowhead Pharmaceuticals, Inc.(a)	28
4,076	Aurinia Pharmaceuticals, Inc.(a)	45
1,855	Avid Bioservices, Inc.(a)	35
1,128	Avidity Biosciences, Inc.(a)	17
11,191	BioAtla, Inc.(a)	30
6,842	BioCryst Pharmaceuticals, Inc.(a)	57
421	Biohaven, Ltd.(a)	6
2,914	Bioxcel Therapeutics, Inc.(a)	54
18,086	Bridgebio Pharma, Inc.(a)	301
5,325	Celldex Therapeutics, Inc.(a)	192
166	Cerevel Therapeutics Holdings, Inc.(a)	4
842	Chinook Therapeutics, Inc.(a)	19
16,043	Cogent Biosciences, Inc.(a)	173
467	Cytokinetics, Inc.(a)	16
3,633	Dynavax Technologies Corp.(a)	36
35,933	Enochian Biosciences, Inc.^(a)	33
1,612	Gritstone bio, Inc.(a)	4
4,978	Halozyme Therapeutics, Inc.(a)	190
653	Horizon Therapeutics PLC(a)	71
3,251	ImmunoGen, Inc.(a)	12
928	Intellia Therapeutics, Inc.(a)	35
59,543	Jounce Therapeutics, Inc.(a)	110
38	Karuna Therapeutics, Inc.(a)	7
813	Keros Therapeutics, Inc.(a)	35
442	Kiniksa Pharmaceuticals Ltd., Class - A(a)	5
15,393	Kronos Bio, Inc.(a)	22
388	Krystal Biotech, Inc.(a)	31
1,009	Kura Oncology, Inc.(a)	12
7,491	Kymera Therapeutics, Inc.(a)	222
12,224	Lexicon Pharmaceuticals, Inc.(a)	30
45,403	MacroGenics, Inc.(a)	327
2,387	Madrigal Pharmaceuticals, Inc.(a)	579
3,734	MannKind Corp.(a)	15
1,311	Myriad Genetics, Inc.(a)	30
432	Natera, Inc.(a)	24
612	Nuvalent, Inc., Class - A(a)	16
6,995	Olema Pharmaceuticals, Inc.(a)	24
2,087	PDL BioPharma, Inc.(a)	5
13,580	Praxis Precision Medicines, Inc.(a)	11
962	Protagonist Therapeutics, Inc.(a)	22
2,729	Prothena Corp. PLC(a)	132
142	PTC Therapeutics, Inc.(a)	7
322	RAPT Therapeutics, Inc.(a)	6
2,329	Recursion Pharmaceuticals, Inc., Class - A(a)	16
1,469	Relay Therapeutics, Inc.(a)	24
845	Rocket Pharmaceuticals, Inc.(a)	14
7,589	Silverback Therapeutics, Inc.(a)	49
4,339	SpringWorks Therapeutics, Inc.(a)	112
19,747	Sutro Biopharma, Inc.(a)	91
2,137	Syndax Pharmaceuticals, Inc.(a)	45
4,673	Travere Therapeutics, Inc.(a)	105
604	United Therapeutics Corp.(a)	135
3,598	Vaxcyte, Inc.(a)	135
1,839	Vericel Corp.(a)	54
551	Verve Therapeutics, Inc.(a)	8
16,422	Viking Therapeutics, Inc.(a)	274
861	Viridian Therapeutics, Inc.(a)	22
2,713	Xencor, Inc.(a)	76
1,004	Xoma Corp.(a)	21
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
14,136	Y-mAbs Therapeutics, Inc.(a)	$71
		4,718

	Broadline Retail — 0.35%
331	Etsy, Inc.(a)	37
15,740	Groupon, Inc.(a)	66
8,527	Macy's, Inc.	149
		252

	Building Products — 1.73%
1,948	Apogee Enterprises, Inc.	84
6,380	Builders FirstSource, Inc.(a)	567
354	CSW Industrials, Inc.	49
441	Gibraltar Industries, Inc.(a)	21
1,230	Griffon Corp.	39
443	Insteel Industries, Inc.	12
1,408	Janus International Group, Inc.(a)	14
841	Masonite International Corp.(a)	76
3,356	Trex Co., Inc.(a)	164
2,155	UFP Industries, Inc.	172
2,342	Zurn Water Solutions Corp.	50
		1,248

	Capital Markets — 2.29%
4,822	Arlington Asset Investment Corp., Class - A(a)	14
1,338	Artisan Partners Asset Management, Inc., Class - A	43
493	B. Riley Financial, Inc.^	14
13,347	BGC Partners, Inc., Class - A	70
1,179	Brightsphere Investment Group, Inc.	28
979	Cohen & Steers, Inc.	63
1,749	Evercore, Inc.	202
3,056	Federated Hermes, Inc., Class - B	123
1,301	Focus Financial Partners, Inc., Class - A(a)	67
3,879	GCM Grosvenor, Inc., Class - A	30
184	Hamilton Lane, Inc.	14
75	Houlihan Lokey, Inc.	7
1,916	LPL Financial Holdings, Inc.	387
128	Moelis & Co., Class - A	5
242	Piper Sandler Cos.	34
3,315	Raymond James Financial, Inc.	308
1,512	Stifel Financial Corp.	89
2,045	Victory Capital Holdings, Inc., Class - A	60
157	Virtus Investment Partners, Inc.	30
9,720	WisdomTree, Inc.	57
		1,645

	Chemicals — 1.92%
828	Avient Corp.	34
695	Balchem Corp.	88
48	Cabot Corp.	4
3,052	FMC Corp.	372
158	Huntsman Corp.	4
1,018	Innospec, Inc.	105
11,369	Kronos Worldwide, Inc.	105
8,091	Livent Corp.(a)	175
5,407	Mativ Holdings, Inc.	116
617	Minerals Technologies, Inc.	37
129	NewMarket Corp.	47
1,544	Orion Engineered Carbons SA	40
9,051	Perimeter Solutions SA(a)	73
2,288	PureCycle Technologies, Inc.(a)	16
898	Sensient Technologies Corp.	69

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
646	Stepan Co.	$67
2,194	Tronox Holdings PLC, Class - A	32
		1,384

	Commercial Services & Supplies — 0.88%
1,375	ABM Industries, Inc.	62
2,262	Brady Corp., Class - A	122
1,307	Casella Waste Systems, Inc.(a)	108
1,360	CoreCivic, Inc.(a)	13
9,174	Healthcare Services Group, Inc.	126
7,084	MillerKnoll, Inc.	144
5,037	Quad/Graphics, Inc.(a)	22
142	SP Plus Corp.(a)	5
1,634	Steelcase, Inc., Class - A	14
1,472	The GEO Group, Inc.(a)	12
39	UniFirst Corp.	7
48	VSE Corp.	2
		637

	Communications Equipment — 0.20%
1,460	ADTRAN Holdings, Inc.	23
835	Calix, Inc.(a)	45
673	Clearfield, Inc.(a)	31
964	Harmonic, Inc.(a)	14
1,545	KVH Industries, Inc.(a)	18
10,435	Ondas Holdings, Inc.^(a)	11
		142

	Construction & Engineering — 2.09%
4,051	AECOM	341
1,546	Ameresco, Inc., Class - A(a)	76
1,585	Dycom Industries, Inc.(a)	148
1,160	EMCOR Group, Inc.	189
2,153	Fluor Corp.(a)	67
3,323	Granite Construction, Inc.	137
2,960	MasTec, Inc.(a)	279
117	MYR Group, Inc.(a)	15
1,129	NV5 Global, Inc.(a)	117
2,938	WillScot Mobile Mini Holdings Corp.(a)	138
		1,507

	Construction Materials — 0.53%
1,759	Eagle Materials, Inc.	258
4,373	Summit Materials, Inc., Class - A(a)	125
		383

	Consumer Finance — 0.21%
465	Bread Financial Holdings, Inc.	14
2,878	Consumer Portfolio Services, Inc.(a)	31
2,149	Green Dot Corp., Class - A(a)	37
3,434	LendingClub Corp.(a)	25
875	Navient Corp.	14
351	Nelnet, Inc., Class - A	32
		153

	Consumer Staples Distribution & Retail — 0.90%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	204
205	Casey's General Stores, Inc.	44
230	Ingles Markets, Inc., Class - A	20
828	Performance Food Group Co.(a)	50
202	PriceSmart, Inc.	14
38,826	Rite Aid Corp.(a)	87
1,063	SpartanNash Co.	26
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Staples Distribution & Retail (continued)
1,208	The Andersons, Inc.	$50
3,462	United Natural Foods, Inc.(a)	92
714	Weis Markets, Inc.	60
		647

	Containers & Packaging — 0.29%
693	AptarGroup, Inc.	82
2,133	Graphic Packaging Holding Co.	54
3,245	Myers Industries, Inc.	70
		206

	Diversified Consumer Services — 0.98%
3,247	Adtalem Global Education, Inc.(a)	125
6,015	American Public Education, Inc.(a)	33
2,186	Chegg, Inc.(a)	36
4,561	Coursera, Inc.(a)	53
2,190	OneSpaWorld Holdings Ltd.(a)	26
17,039	Perdoceo Education Corp.(a)	228
647	PowerSchool Holdings, Inc.(a)	13
2,069	Strategic Education, Inc.	186
782	Universal Technical Institute, Inc.(a)	6
		706

	Diversified REITs — 4.44%
204	Agree Realty Corp.	14
9,661	Alexander & Baldwin, Inc.	183
13,772	Ashford Hospitality Trust, Inc.(a)	44
10,193	CareTrust REIT, Inc.	200
4,816	Chatham Lodging Trust	51
11,630	Clipper Realty, Inc.	67
1,131	Community Healthcare Trust, Inc.	41
12,956	DiamondRock Hospitality Co.	105
264	Essential Properties Realty Trust, Inc.	7
681	Farmland Partners, Inc.	7
2,615	Four Corners Property Trust, Inc.	70
6,119	Getty Realty Corp.	220
6,912	Global Medical REIT, Inc.	63
14,476	Global Net Lease, Inc.	186
6,232	Hersha Hospitality Trust	42
711	Innovative Industrial Properties, Inc.	54
8,114	InvenTrust Properties Corp.	190
5,278	LTC Properties, Inc.	185
1,990	LXP Industrial Trust	21
763	National Health Investors, Inc.	39
9,255	NETSTREIT Corp.	169
2,546	NexPoint Residential Trust, Inc.	111
13,908	Retail Opportunity Investments Corp.	194
6,433	RLJ Lodging Trust	68
1,766	Ryman Hospitality Properties, Inc.	158
6,561	SITE Centers Corp.	81
2,707	STAG Industrial, Inc.	92
7,641	Summit Hotel Properties, Inc.	53
11,883	Tanger Factory Outlet Centers, Inc.	234
13,005	Urban Edge Properties	196
3,365	Veris Residential, Inc.(a)	49
		3,194

	Diversified Telecommunication Services — 0.67%
4,950	EchoStar Corp., Class - A(a)	91
3,094	IDT Corp.(a)	105
461	Iridium Communications, Inc.	29
19,781	Liberty Latin America Ltd., Class - C(a)	163

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
6,185	Radius Global Infrastructure, Inc., Class - A(a)	$91
		479

	Electric Utilities — 0.80%
2,248	ALLETE, Inc.	145
3,048	Genie Energy Ltd.	42
3,096	MGE Energy, Inc.	240
528	Otter Tail Corp.	38
185	PNM Resources, Inc.	9
464	Portland General Electric Co.	23
4,398	Via Renewables, Inc.	81
		578

	Electrical Equipment — 1.21%
8,245	Array Technologies, Inc.(a)	180
326	Beam Global(a)	5
1,099	Bloom Energy Corp., Class - A(a)	22
2,360	EnerSys	205
7,897	Enovix Corp.(a)	118
395	NEXTracker, Inc., Class - A(a)	14
1,604	Plug Power, Inc.(a)	19
522	Regal Rexnord Corp.	73
6,744	Shoals Technologies Group, Inc., Class - A(a)	154
3,233	Sunrun, Inc.(a)	65
294	Vicor Corp.(a)	14
		869

	Electronic Equipment, Instruments & Components — 2.83%
809	Advanced Energy Industries, Inc.	79
1,155	Arlo Technologies, Inc.(a)	7
521	Badger Meter, Inc.	63
544	Belden, Inc.	47
92	ePlus, Inc.(a)	5
2,761	Fabrinet(a)	328
18,320	Flex Ltd.(a)	422
1,005	Insight Enterprises, Inc.(a)	144
548	IPG Photonics Corp.	68
5,296	Iteris, Inc.(a)	25
6,345	Jabil, Inc.	558
414	Kimball Electronics, Inc.(a)	10
368	Littelfuse, Inc.	99
1,326	Methode Electronics, Inc.	58
111	Novanta, Inc.(a)	18
1,841	PC Connection, Inc.	83
51	Plexus Corp.(a)	5
86	Sanmina Corp.(a)	5
34	TD SYNNEX Corp.	3
801	TTM Technologies, Inc.(a)	11
		2,038

	Energy Equipment & Services — 1.78%
6,122	Borr Drilling Ltd.(a)	46
460	Cactus, Inc., Class - A	19
4,798	Championx Corp.	130
13,231	Diamond Offshore Drilling, Inc.(a)	159
12,375	Expro Group Holdings NV(a)	228
4,346	Helix Energy Solutions Group, Inc.(a)	34
655	Helmerich & Payne, Inc.	23
5,195	Liberty Oilfield Services, Inc., Class - A	67
9,331	Nextier Oilfield Solutions, Inc.(a)	74
1,775	Oceaneering International, Inc.(a)	31
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
9,817	Patterson-UTI Energy, Inc.	$115
20,337	RPC, Inc.	156
2,189	Solaris Oilfield Infrastructure, Inc., Class - A	19
4,093	Tidewater, Inc.(a)	180
		1,281

	Entertainment — 0.21%
682	Cinemark Holdings, Inc.(a)	10
1,640	Liberty Media Corp. - Liberty Braves, Class - A(a)	57
2,567	Liberty Media Corp. - Liberty Braves, Class - C(a)	86
		153

	Financial Services — 0.55%
9,161	Cannae Holdings, Inc.(a)	185
47	Federal Agricultural Mortgage Corp., Class - C	6
27,335	Finance of America Cos., Inc., Class - A(a)	34
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	42
871	PennyMac Financial Services, Inc.	52
928	Walker & Dunlop, Inc.	71
		393

	Food Products — 1.42%
10,044	B&G Foods, Inc.^	156
24,863	Benson Hill, Inc.(a)	29
1,587	Darling Ingredients, Inc.(a)	93
1,366	Fresh Del Monte Produce, Inc.	41
365	Freshpet, Inc.(a)	24
682	J&J Snack Foods Corp.	101
2,078	John B. Sanfilippo & Son, Inc.	201
5,504	Sovos Brands, Inc.(a)	92
1,116	The Simply Good Foods Co.(a)	44
1,580	Tootsie Roll Industries, Inc.	71
786	TreeHouse Foods, Inc.(a)	40
7,859	Utz Brands, Inc.	129
		1,021

	Gas Utilities — 0.65%
1,728	Chesapeake Utilities Corp.	221
812	New Jersey Resources Corp.	43
1,357	Northwest Natural Holding Co.	65
963	Spire, Inc.	68
2,134	UGI Corp.	74
		471

	Ground Transportation — 0.69%
119	Avis Budget Group, Inc.(a)	23
4,381	Knight-Swift Transportation Holdings, Inc.	247
412	P.A.M. Transportation Services, Inc.	12
752	Saia, Inc.(a)	205
3,453	Yellow Corp.(a)	7
		494

	Health Care Equipment & Supplies — 4.11%
334	AtriCure, Inc.(a)	14
694	Axonics, Inc.(a)	38
42	CONMED Corp.	4
799	CVRx, Inc.(a)	7
698	Glaukos Corp.(a)	35
140	Globus Medical, Inc.(a)	8

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
434	Haemonetics Corp.(a)	$36
883	Inspire Medical System, Inc.(a)	207
1,147	Insulet Corp.(a)	366
479	Integer Holdings Corp.(a)	37
933	iRhythm Technologies, Inc.(a)	116
511	Lantheus Holdings, Inc.(a)	42
211	LeMaitre Vascular, Inc.	11
158	LENSAR, Inc.(a)	0
4,151	Merit Medical Systems, Inc.(a)	307
4,046	Neogen Corp.(a)	75
1,347	Omnicell, Inc.(a)	79
49,211	OraSure Technologies, Inc.(a)	298
2,756	Orthofix Medical, Inc.(a)	46
209	OrthoPediatrics Corp.(a)	9
3,026	Paragon 28, Inc.(a)	52
138	Shockwave Medical, Inc.(a)	30
492	SI-BONE, Inc.(a)	10
431	Silk Road Medical, Inc.(a)	17
1,272	STAAR Surgical Co.(a)	81
19,385	Tactile Systems Technology, Inc.(a)	318
1,621	Tandem Diabetes Care, Inc.(a)	66
1,363	The Cooper Companies, Inc.	508
391	TransMedics Group, Inc.(a)	30
2,165	Treace Medical Concepts, Inc., Class - C(a)	55
7,594	Zimvie, Inc.(a)	55
		2,957

	Health Care Providers & Services — 2.09%
3,094	Acadia Healthcare Co., Inc.(a)	224
7,166	AdaptHealth Corp.(a)	89
2,048	Addus HomeCare Corp.(a)	219
1,458	Agiliti, Inc.(a)	23
590	AMN Healthcare Services, Inc.(a)	49
3,253	Apollo Medical Holdings, Inc.(a)	119
323	Castle Biosciences, Inc.(a)	7
13	Chemed Corp.	7
153	CorVel Corp.(a)	29
47	Encompass Health Corp.	3
23	Enhabit, Inc.(a)	0
14,120	LifeStance Health Group, Inc.(a)	105
277	Modivcare, Inc.(a)	23
42	Molina Heathcare, Inc.(a)	11
2,404	Option Care Health, Inc.(a)	76
4,974	Owens & Minor, Inc.(a)	72
3,683	Patterson Companies, Inc.	99
2,950	RadNet, Inc.(a)	74
1,380	Select Medical Holdings Corp.	36
435	Surgery Partners, Inc.(a)	15
2,414	Tenet Healthcare Corp.(a)	143
222	The Ensign Group, Inc.	21
578	US Physical Therapy, Inc.	57
		1,501

	Health Care REITs — 0.10%
6,550	Sabra Health Care REIT, Inc.	75

	Health Care Technology — 0.82%
3,275	Allscripts Healthcare Solutions, Inc.(a)	43
1,328	Evolent Health, Inc., Class - A(a)	43
2,051	NextGen Healthcare, Inc.(a)	36
6,440	Phreesia, Inc.(a)	208
9,828	Schrodinger, Inc.(a)	258
		588
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotel & Resort REITs — 0.07%
290	Pebblebrook Hotel Trust	$4
3,243	Service Properties Trust	33
1,660	Sunstone Hotel Investors, Inc.	16
		53

	Hotels, Restaurants & Leisure — 2.65%
162	BJ's Restaurants, Inc.(a)	5
805	Bloomin' Brands, Inc.	21
5,300	Boyd Gaming Corp.	339
363	Caesars Entertainment, Inc.(a)	18
398	Chuy's Holdings, Inc.(a)	14
1,221	Dave & Buster's Entertainment, Inc.(a)	45
1,018	Dine Brands Global, Inc.	69
9,860	Everi Holdings, Inc.(a)	169
7,017	Fiesta Restaurant Group, Inc.(a)	58
2,169	First Watch Restaurant Group, Inc.(a)	35
428	Golden Entertainment, Inc.(a)	19
1,218	Hilton Grand Vacations, Inc.(a)	54
11,647	Inspirato, Inc.(a)	11
181	Jack in the Box, Inc.	16
6,830	Krispy Kreme, Inc.	106
5,491	Lindblad Expeditions Holdings, Inc.(a)	52
731	Papa John's International, Inc.	55
3,005	Planet Fitness, Inc., Class - A(a)	232
3,075	PlayAGS, Inc.(a)	22
3,161	Red Rock Resorts, Inc., Class - A	141
999	Scientific Games Corp., Class - A(a)	60
581	Texas Roadhouse, Inc.	63
1,684	The Cheesecake Factory, Inc.	59
145	Vail Resorts, Inc.	34
1,153	Wingstop, Inc.	212
		1,909

	Household Durables — 1.56%
1,563	Century Communities, Inc.	100
4,095	Dream Finders Homes, Inc., Class - A(a)	54
972	Gopro, Inc., Class - A(a)	5
4,688	Green Brick Partners, Inc.(a)	165
891	Hamilton Beach Brands Holding Co., Class - A	9
370	Installed Building Products, Inc.	42
481	iRobot Corp.(a)	21
3,850	La-Z-Boy, Inc.	112
748	LGI Homes, Inc.(a)	85
2,390	M/I Homes, Inc.(a)	151
937	MDC Holdings, Inc.	36
1,111	Meritage Homes Corp.	130
147	Skyline Champion Corp.(a)	11
584	The Lovesac Co.(a)	17
428	TopBuild Corp.(a)	89
2,166	TRI Pointe Homes, Inc.(a)	55
6,945	Tupperware Brands Corp.(a)	17
1,590	Vizio Holding Corp., Class - A(a)	15
554	VOXX International Corp.(a)	7
		1,121

	Household Products — 0.13%
340	Central Garden & Pet Co.(a)	14
990	Central Garden & Pet Co., Class - A(a)	39
1,019	Oil-Dri Corp.	42
		95

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Independent Power and Renewable Electricity Producers — 0.29%
7,730	Altus Power, Inc.(a)	$42
1,499	Clearway Energy, Inc., Class - C	47
6,839	Montauk Renewables, Inc.(a)	53
373	Ormat Technologies, Inc.	32
2,146	Sunnova Energy International, Inc.(a)	34
		208

	Industrial REITs — 0.26%
1,133	EastGroup Properties, Inc.	187

	Insurance — 2.43%
689	Ambac Financial Group, Inc.(a)	11
2,133	American Equity Investment Life Holding Co.	78
192	BRP Group, Inc., Class - A(a)	5
3,379	CNO Financial Group, Inc.	75
302	Donegal Group, Inc., Class - A	5
658	Enstar Group Ltd.(a)	153
875	Everest Re Group Ltd.	312
4,612	Goosehead Insurance, Inc.(a)	240
655	Kinsale Capital Group, Inc.	197
2,483	ProAssurance Corp.	46
66	RLI Corp.	9
3,554	Root, Inc., Class - A(a)	16
1,404	Selective Insurance Group, Inc.	134
3,408	Stewart Information Services Corp.	138
1,582	Trupanion, Inc.(a)	68
4,197	W.R. Berkley Corp.	260
		1,747

	Interactive Media & Services — 0.77%
758	Cargurus, Inc.(a)	14
8,509	DHI Group, Inc.(a)	33
3,507	Shutterstock, Inc.	255
18,443	TrueCar, Inc.(a)	42
6,760	Yelp, Inc.(a)	208
53	Ziff Davis, Inc.(a)	4
		556

	IT Services — 1.39%
34	Concentrix Corp.	4
10,305	Conduent, Inc.(a)	35
3,542	CSG Systems International, Inc.	191
2,141	EVERTEC, Inc.	72
514	Exlservice Holdings, Inc.(a)	83
2,400	Flywire Corp.(a)	70
254	Jack Henry & Associates, Inc.	38
5,806	Marathon Digital Holdings, Inc.(a)	51
979	MAXIMUS, Inc.	77
1,838	MoneyGram International, Inc.(a)	19
10,990	Paymentus Holdings, Inc., Class - A(a)	97
2,840	Payoneer Global, Inc.(a)	18
88	Perficient, Inc.(a)	6
496	Remitly Global, Inc.(a)	8
135	The Hackett Group, Inc.	2
4,342	TTEC Holdings, Inc.	163
2,286	Verra Mobility Corp.(a)	39
155	WEX, Inc.(a)	29
		1,002

	Leisure Products — 0.30%
324	American Outdoor Brands, Inc.(a)	3
925	Callaway Golf Co.(a)	20
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
77	Johnson Outdoors, Inc., Class - A	$5
356	Mastercraft Boat Holdings, Inc.(a)	11
4,682	Mattel, Inc.(a)	87
1,298	Smith & Wesson Brands, Inc.	16
580	Vista Outdoor, Inc.(a)	16
1,461	Yeti Holdings, Inc.(a)	58
		216

	Life Sciences Tools & Services — 1.02%
1,719	Adaptive Biotechnologies Corp.(a)	15
75	Azenta, Inc.(a)	3
325	BioLife Solutions, Inc.(a)	7
102	Bruker Corp.	8
1,809	CryoPort, Inc.(a)	43
1,768	Cytek Biosciences, Inc.(a)	16
25,676	Inotiv, Inc.(a)	111
599	Medpace Holdings, Inc.(a)	113
29,118	Pacific Biosciences of California, Inc.(a)	338
493	Repligen Corp.(a)	83
		737

	Machinery — 3.42%
5,597	3D Systems Corp.(a)	60
68	Albany International Corp.	6
1,637	Astec Industries, Inc.	68
1,248	Chart Industries, Inc.(a)	156
1,644	Columbus McKinnon Corp.	61
1,387	Energy Recovery, Inc.(a)	32
1,328	ESCO Technologies, Inc.	127
3,382	Evoqua Water Technologies Co.(a)	168
1,773	Federal Signal Corp.	96
141	Franklin Electric Co., Inc.	13
434	Helios Technologies, Inc.	28
3,968	Hillenbrand, Inc.	189
332	IDEX Corp.	77
1,076	ITT, Inc.	93
819	John Bean Technologies Corp.	90
217	Kadant, Inc.	45
939	Kornit Digital Ltd.(a)	18
771	Lincoln Electric Holdings, Inc.	130
189	Lindsay Corp.	29
118	Mueller Industries, Inc.	9
16,478	Mueller Water Products, Inc., Class - A	229
47	Oshkosh Corp.	4
4,768	Proto Labs, Inc.(a)	158
21	RBC Bearings, Inc.(a)	5
1,356	SPX Technologies, Inc.(a)	96
948	Standex International Corp.	116
2,819	Tennant Co.	193
2,067	Terex Corp.	100
2,085	The Greenbrier Companies, Inc.	67
		2,463

	Marine Transportation — 0.63%
16,292	Costamare, Inc.	154
8,747	Golden Ocean Group Ltd.	83
2,101	Kirby Corp.(a)	146
1,166	Matson, Inc.	70
		453

	Media — 1.10%
6,605	AdTheorent Holding Co., Inc.(a)	11
8,492	Advantage Solutions, Inc.(a)	13
23,868	Cardlytics, Inc.(a)	81

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
1,110	Emerald Holding, Inc.(a)	$4
2,513	Entravision Communications Corp., Class - A	15
19,841	Innovid Corp.(a)	28
15,050	Integral Ad Science Holding Corp.(a)	216
9,177	Loyalty Ventures, Inc.(a)	0
19,029	Magnite, Inc.(a)	176
1,827	Scholastic Corp.	63
1,553	TechTarget, Inc.(a)	56
2,249	TEGNA, Inc.	38
8,650	WideOpenWest, Inc.(a)	92
		793

	Metals & Mining — 2.08%
1,382	Alcoa Corp.	59
17,681	Allegheny Technologies, Inc.(a)	697
1,962	Carpenter Technology Corp.	88
10,357	Coeur Mining, Inc.(a)	41
603	Compass Minerals International, Inc.	21
759	Haynes International, Inc.	38
9,750	Hecla Mining Co.	62
555	Kaiser Aluminum Corp.	41
191	Materion Corp.	22
6,834	Novagold Resources, Inc.(a)	43
607	Piedmont Lithium, Inc.(a)	36
2,916	Ryerson Holding Corp.	106
5,772	Timkensteel Corp.(a)	106
365	United States Steel Corp.	10
137	Warrior Met Coal, Inc.	5
1,868	Worthington Industries, Inc.	121
		1,496

	Mortgage Real Estate Investment Trusts — 1.06%
17,446	Arbor Realty Trust, Inc.	199
20,630	ARMOUR Residential REIT, Inc.	108
7,810	BrightSpire Capital, Inc.	46
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	54
1,597	MFA Financial, Inc.	16
14,159	PennyMac Mortgage Investment Trust	175
16,185	Ready Capital Corp.	165
		763

	Multi-Utilities — 0.27%
839	NorthWestern Corp.	49
2,562	Unitil Corp.	146
		195

	Office REITs — 0.16%
2,446	Corporate Office Properties Trust	58
2,891	Equity Commonwealth	60
		118

	Oil, Gas & Consumable Fuels — 4.22%
3,497	Antero Resources Corp.(a)	81
1,094	Arch Resources, Inc.	144
9,716	Berry Corp.	76
3,626	Callon Petroleum Co.(a)	121
543	Civitas Resources, Inc.	37
3,255	Clean Energy Fuels Corp.(a)	14
8,222	CNX Resources Corp.(a)	132
9,016	Comstock Resources, Inc.	97
2,431	CONSOL Energy, Inc.	142
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
5,132	Delek US Holdings, Inc.	$118
1,588	Earthstone Energy, Inc., Class - A(a)	21
24,166	Energy Fuels, Inc.(a)	135
2,568	Evolution Petroleum Corp.	16
3,573	FLEX LNG Ltd.	120
2,312	Golar LNG Ltd.(a)	50
1,636	Green Plains, Inc.(a)	51
2,159	Gulfport Energy Operating Corp.(a)	173
2,395	HighPeak Energy, Inc.	55
4,980	Kinetik Holdings, Inc.	156
20,751	Kosmos Energy Ltd.(a)	154
268	Matador Resources Co.	13
21,248	Navigator Holdings Ltd.(a)	297
2,578	Nordic American Tankers Ltd.	10
3,747	Ovintiv, Inc.	135
291	PDC Energy, Inc.	19
1,094	Peabody Energy Corp.(a)	28
2,500	Permian Resources Corp.	26
2,186	Range Resources Corp.	58
2,901	Ranger Oil Corp.	118
156	REX American Resources Corp.(a)	4
588	Scorpio Tankers, Inc.	33
15,562	SFL Corp. Ltd.	148
579	Sitio Royalties Corp., Class - A	13
419	SM Energy Co.	12
30,524	Southwestern Energy Co.(a)	153
5,046	Talos Energy, Inc.(a)	75
		3,035

	Passenger Airlines — 0.74%
2,185	Allegiant Travel Co.(a)	201
25,700	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	320
817	Spirit Airlines, Inc.	14
		535

	Personal Care Products — 0.59%
3,023	e.l.f. Beauty, Inc.(a)	248
853	Inter Parfums, Inc.	121
198	Medifast, Inc.	21
371	Nu Skin Enterprises, Inc., Class - A	15
1,318	The Beauty Health Co.(a)	17
		422

	Pharmaceuticals — 1.67%
5,164	Amphastar Pharmaceuticals, Inc.(a)	193
7,009	Amylyx Pharmaceuticals, Inc.(a)	205
166	ANI Pharmaceuticals, Inc.(a)	7
539	Arvinas, Inc.(a)	15
45,020	Athira Pharma, Inc.(a)	112
579	Cassava Science, Inc.^(a)	14
376	Corcept Therapeutics, Inc.(a)	8
1,414	DICE Therapeutics, Inc.(a)	41
2,328	Harmony Biosciences Holdings, Inc.(a)	76
1,228	Harrow Health, Inc.(a)	26
711	Intra-Cellular Therapies, Inc.(a)	39
771	Ligand Pharmaceuticals, Inc.(a)	57
1,160	Ocular Therapeutix, Inc.(a)	6
1,622	Pacira BioSciences, Inc.(a)	66
15,971	Paratek Pharmaceuticals, Inc.(a)	41
3,964	Pliant Therapeutics, Inc.(a)	105
1,583	Prestige Consumer Healthcare, Inc.(a)	99
920	Provention Bio, Inc.(a)	22
1,709	Supernus Pharmaceuticals, Inc.(a)	62

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
850	Zevra Therapeutics, Inc.^(a)	$5
		1,199

	Professional Services — 1.81%
917	ASGN, Inc.(a)	76
62	Booz Allen Hamilton Holding Corp.	6
20	CACI International, Inc., Class - A(a)	6
1,815	CBIZ, Inc.(a)	90
217	Huron Consulting Group, Inc.(a)	17
373	ICF International, Inc.	41
35	Insperity, Inc.	4
9,846	KBR, Inc.	542
594	Kelly Services, Inc., Class - A	10
2,800	Kforce, Inc.	177
1,998	Korn Ferry	103
1,668	Legalzoom.com, Inc.(a)	16
9,154	Mistras Group, Inc.(a)	62
1,018	Science Applications International Corp.	109
3,690	Upwork, Inc.(a)	42
		1,301

	Real Estate Management & Development — 0.48%
683	BBX Capital, Inc.(a)	6
19,492	Compass, Inc., Class - A(a)	63
2,814	Digitalbridge Group, Inc.	34
14,871	eXp World Holdings, Inc.	189
821	Marcus & Millichap, Inc.	26
3,583	Newmark Group, Inc., Class - A	25
		343

	Residential REITs — 0.06%
2,757	Independence Realty Trust, Inc.	44

	Retail REITs — 0.22%
3,897	Kite Realty Group Trust	82
7,560	The Macerich Co.	80
		162

	Semiconductors & Semiconductor Equipment — 3.20%
485	Alpha & Omega Semiconductor Ltd.(a)	13
3,622	Amkor Technology, Inc.	94
3,803	Atomera, Inc.(a)	24
3,010	AXT, Inc.(a)	12
55	Cirrus Logic, Inc.(a)	6
1,496	Credo Technology Group Holding Ltd.(a)	14
169	Diodes, Inc.(a)	16
3,557	FormFactor, Inc.(a)	113
188	Impinj, Inc.(a)	25
1,091	Lattice Semiconductor Corp.(a)	104
9,557	MACOM Technology Solutions Holdings, Inc.(a)	678
2,797	MaxLinear, Inc., Class - A(a)	98
624	MKS Instruments, Inc.	55
631	Onto Innovation, Inc.(a)	55
2,203	Power Integrations, Inc.	186
2,745	Qorvo, Inc.(a)	280
1,083	Silicon Laboratories, Inc.(a)	190
683	SkyWater Technology, Inc.(a)	8
799	Synaptics, Inc.(a)	89
1,326	Ultra Clean Holdings, Inc.(a)	44
1,179	Universal Display Corp.	183
661	Veeco Instruments, Inc.(a)	14
		2,301
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 5.19%
2,929	A10 Networks, Inc.	$45
416	Alarm.com Holding, Inc.(a)	21
1,591	Alkami Technology, Inc.(a)	20
829	Altair Engineering, Inc., Class - A(a)	60
343	Alteryx, Inc., Class - A(a)	20
11,979	Amplitude, Inc., Class - A(a)	149
289	Appfolio, Inc., Class - A(a)	36
4,688	Appian Corp.(a)	208
3,150	Asure Software, Inc.(a)	46
23,967	AvidXchange Holdings, Inc.(a)	187
101	Blackline, Inc.(a)	7
1,089	Box, Inc., Class - A(a)	29
979	Cognyte Software, Ltd.(a)	3
574	CommVault Systems, Inc.(a)	33
1,007	CoreCard Corp.(a)	30
356	Couchbase, Inc.(a)	5
313	Digimarc Corp.(a)	6
16,775	Digital Turbine, Inc.(a)	207
34	Dolby Laboratories, Inc., Class - A	3
3,738	EverCommerce, Inc.(a)	40
29	Fair Isaac Corp.(a)	20
846	Guidewire Software, Inc.(a)	69
186	HubSpot, Inc.(a)	80
3,676	InterDigital, Inc.	269
1,284	LiveRamp Holdings, Inc.(a)	28
2,965	MeridianLink, Inc.(a)	51
722	MicroStrategy, Inc.(a)	211
6,215	Model N, Inc.(a)	208
3,959	Momentive Global, Inc.(a)	37
16,199	N-able, Inc.(a)	214
55,831	NextNav, Inc.^(a)	113
674	Progress Software Corp.	39
5,413	PROS Holdings, Inc.(a)	148
868	PTC, Inc.(a)	111
680	Qualys, Inc.(a)	88
11,757	Riot Platforms, Inc.^(a)	117
3,998	Sapiens International Corp. N.V.	87
831	SPS Commerce, Inc.(a)	127
781	Tenable Holdings, Inc.(a)	37
979	Verint Systems, Inc.(a)	36
3,774	Viant Technology, Inc., Class - A(a)	16
18,867	Weave Communications, Inc.(a)	94
1,438	Workiva, Inc.(a)	147
21,286	Zeta Global Holdings Corp., Class - A(a)	232
		3,734

	Specialized REITs — 0.34%
1,574	National Storage Affiliates	66
1,185	PotlatchDeltic Corp.	59
4,163	Safehold, Inc.	122
		247

	Specialty Retail — 2.78%
1,447	American Eagle Outfitters, Inc.	19
1,764	Arko Corp.	15
520	Asbury Automotive Group, Inc.(a)	109
3,328	Boot Barn Holdings, Inc.(a)	255
790	Camping World Holdings, Inc., Class - A	16
1,172	Chewy, Inc., Class - A(a)	44
4,279	Citi Trends, Inc.(a)	81
3,592	Conn's, Inc.(a)	22
1,956	Floor & Decor Holdings, Inc., Class - A(a)	192
1,612	Franchise Group, Inc.	44
1,806	Genesco, Inc.(a)	67

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
72	Group 1 Automotive, Inc.	$16
1,362	Guess?, Inc.	27
13,609	JOANN, Inc.^	22
607	Lands' End, Inc.(a)	6
334	Lithia Motors, Inc., Class - A	76
3,822	LL Flooring Holdings, Inc.(a)	15
1,673	Monro, Inc.	83
324	Murphy USA, Inc.	84
53	Penske Automotive Group, Inc.	8
12,041	Rent the Runway, Inc., Class - A^(a)	34
231	Restoration Hardware Co.(a)	56
8,507	RumbleON, Inc., Class - B(a)	52
2,077	Sally Beauty Holdings, Inc.(a)	32
708	Shoe Carnival, Inc.	18
158	Signet Jewelers Ltd.	12
845	Sonic Automotive, Inc., Class - A	46
7,426	Sportsman's Warehouse Holdings, Inc.(a)	63
468	The Aaron's Co., Inc.	5
5,179	The Buckle, Inc.	185
3,215	The Cato Corp., Class - A	28
1,585	The ODP Corp.(a)	71
10,683	Tile Shop Holdings, Inc.(a)	50
5,911	Upbound Group, Inc.	145
		1,998

	Technology Hardware, Storage & Peripherals — 0.23%
3,289	Corsair Gaming, Inc.(a)	60
10,262	Turtle Beach Corp.(a)	103
		163

	Textiles, Apparel & Luxury Goods — 0.88%
47	Columbia Sportswear Co.	4
1,065	Crocs, Inc.(a)	135
792	G-III Apparel Group Ltd.(a)	12
2,897	Kontoor Brands, Inc.	140
1,965	Oxford Industries, Inc.	207
412	Steven Madden Ltd.	15
14,399	Unifi, Inc.(a)	118
		631

	Tobacco — 0.30%
3,517	Universal Corp.	186
2,760	Vector Group Ltd.	33
		219

	Trading Companies & Distributors — 1.62%
63	Applied Industrial Technologies, Inc.	9
5,077	Beacon Roofing Supply, Inc.(a)	300
563	Boise Cascade Co.	36
4,627	Custom Truck One Source, Inc.(a)	31
200	DXP Enterprises, Inc.(a)	5
192	GMS, Inc.(a)	11
1,021	Herc Holdings, Inc.	116
749	McGrath RentCorp	70
28,585	MRC Global, Inc.(a)	278
1,578	Rush Enterprises, Inc., Class - A	86
548	SiteOne Landscape Supply, Inc.(a)	75
3,875	Textainer Group Holdings Ltd.	124
166	WESCO International, Inc.	26
		1,167

	Water Utilities — 0.82%
161	American States Water Co.	14
1,709	Cadiz, Inc.(a)	7
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities (continued)
1,134	California Water Service Group	$66
602	Global Water Resources, Inc.	7
2,418	Middlesex Water Co.	189
2,918	SJW Group	223
1,877	The York Water Co.	84
		590

	Wireless Telecommunication Services — 0.13%
1,973	Gogo, Inc.(a)	29
3,194	United States Cellular Corp.(a)	66
		95

	Total Common Stocks	70,349

Shares	Security Description	Value (000)
	Contingent Rights — 0.08%
	Biotechnology — 0.00%
1	Tobira Therapeutics, Inc. CVR, (a)(b)	–

	Health Care — 0.00%
1,646	Progenics Pharma CVR, 12/31/49(a)(b)	–

	Health Care Equipment & Supplies — 0.00%
56	ABIOMED, Inc. CVR, 01/02/26(a)	–

	Metals & Mining — 0.08%
108,208	Pan American Silver Corp. CVR, 12/31/49(a)	60

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, (a)(b)	–
5,589	Xeris BioPharma Hold CVR, 10/06/49(a)	1
		1

	Total Contingent Rights	61

	Investment Companies — 3.33%
768,469	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(c)	768
1,625,221	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(c)	1,625

	Total Investment Companies	2,393

	Total Investments (cost $43,821) — 101.17%	72,803
	Liabilities in excess of other assets — (1.17)%	(839)

	Net Assets - 100.00%	$71,964

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2023.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

As of March 31, 2023, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	12	6/16/23	$1,088	$16
			$1,088	$16

	Total Unrealized Appreciation			$16
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$16

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.98%
	Australia — 1.76%
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$14
6,890	ANZ Group Holdings Ltd. (Banks)	106
2,941	APA Group (Gas Utilities)	20
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	36
485	ASX Ltd. (Capital Markets)	21
4,501	Aurizon Holdings Ltd. (Ground Transportation)	10
12,319	BHP Group Ltd. (Metals & Mining)	388
1,230	BlueScope Steel Ltd. (Metals & Mining)	17
3,525	Brambles Ltd. (Commercial Services & Supplies)	32
165	Cochlear Ltd. (Health Care Equipment & Supplies)	26
3,429	Coles Group Ltd. (Consumer Staples Distribution & Retail)	41
4,131	Commonwealth Bank of Australia (Banks)	272
1,360	Computershare Ltd. (IT Services)	20
1,155	CSL Ltd. (Biotechnology)	224
2,615	Dexus (Diversified REITs)	13
504	EBOS Group Ltd. (Health Care Providers & Services)	15
3,057	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	14
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	63
4,174	Goodman Group (Diversified REITs)	53
478	IDP Education Ltd. (Diversified Consumer Services)	9
1,340	IGO Ltd. (Metals & Mining)	11
5,779	Insurance Australia Group Ltd. (Insurance)	18
1,593	LendLease Group (Real Estate Management & Development)(a)	8
863	Macquarie Group Ltd. (Capital Markets)	102
7,667	Medibank Private Ltd. (Insurance)	17
419	Mineral Resources Ltd. (Metals & Mining)	23
9,646	Mirvac Group (Diversified REITs)	14
7,556	National Australia Bank Ltd. (Banks)	141
2,021	Newcrest Mining Ltd. (Metals & Mining)	36
2,645	Northern Star Resources Ltd. (Metals & Mining)	22
927	Orica Ltd. (Chemicals)	10
4,121	Origin Energy Ltd. (Electric Utilities)	23
5,942	Pilbara Minerals Ltd. (Metals & Mining)	16
2,446	Qantas Airways Ltd. (Passenger Airlines)(b)	11
3,741	QBE Insurance Group Ltd. (Insurance)	37
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	19
112	REA Group Ltd. (Interactive Media & Services)	10
687	Reece Ltd. (Trading Companies & Distributors)	8
914	Rio Tinto Ltd. (Metals & Mining)	73
7,479	Santos Ltd. (Oil, Gas & Consumable Fuels)(a)	34
12,339	Scentre Group (Diversified REITs)	23
923	SEEK Ltd. (Interactive Media & Services)	15
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	28
11,701	South32 Ltd. (Metals & Mining)	34
5,512	Stockland (Diversified REITs)	15
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
3,312	Suncorp Group Ltd. (Insurance)	$27
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	30
5,218	The GPT Group (Diversified REITs)	15
5,667	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	19
6,949	Transurban Group (Transportation Infrastructure)	66
2,004	Treasury Wine Estates Ltd. (Beverages)	18
8,881	Vicinity Centres (Diversified REITs)(a)	12
528	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	11
2,750	Wesfarmers Ltd. (Broadline Retail)	93
7,973	Westpac Banking Corp. (Banks)	116
358	WiseTech Global Ltd. (Software)	16
3,686	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	82
928	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	21
3,057	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	78
		2,746
	Austria — 0.04%
836	Erste Group Bank AG (Banks)(a)	28
383	OMV AG (Oil, Gas & Consumable Fuels)	18
160	Verbund AG (Electric Utilities)	14
246	Voestalpine AG (Metals & Mining)	8
		68
	Belgium — 1.06%
444	Ageas SA (Insurance)	19
21,879	Anheuser-Busch InBev N.V. (Beverages)	1,457
58	D'ieteren Group (Distributors)	11
67	Elia Group SA (Electric Utilities)(a)	9
217	Groupe Bruxelles Lambert SA (Financial Services)	19
634	KBC Group N.V. (Banks)	44
31	Sofina SA (Financial Services)	7
183	Solvay SA, Class - A (Chemicals)	21
321	UCB SA (Pharmaceuticals)	29
491	Umicore SA (Chemicals)(a)	17
360	Warehouses De Pauw CVA (Diversified REITs)	11
		1,644
	Bermuda — 0.09%
887	Arch Capital Group Ltd. (Insurance)(b)	60
373	Bunge Ltd. (Food Products)	36
98	Everest Re Group Ltd. (Insurance)	35
902	Invesco Ltd. (Capital Markets)	15
		146
	Canada — 3.12%
1,151	Agnico Eagle Mines Ltd. (Metals & Mining)	59
400	Air Canada (Passenger Airlines)(a)(b)	6
1,353	Algonquin Power & Utilities Corp. (Multi-Utilities)	11
2,000	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	101
800	AltaGas Ltd. (Gas Utilities)	13
1,804	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	20
1,617	Bank of Montreal (Banks)	144
4,364	Barrick Gold Corp. (Metals & Mining)	81

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
200	BCE, Inc. (Diversified Telecommunication Services)	$9
861	Brookfield Asset Management Ltd., Class - A (Capital Markets)	28
3,443	Brookfield Corp. (Capital Markets)	112
92	BRP, Inc. (Leisure Products)	7
800	CAE, Inc. (Aerospace & Defense)(b)	18
996	Cameco Corp. (Oil, Gas & Consumable Fuels)	26
200	Canadian Apartment Properties REIT (Diversified REITs)(a)	7
2,200	Canadian Imperial Bank of Commerce (Banks)	93
1,410	Canadian National Railway Co. (Ground Transportation)	166
2,726	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	151
2,256	Canadian Pacific Railway Ltd. (Ground Transportation)	174
143	Canadian Tire Corp. Ltd., Class - A (Broadline Retail)	19
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	8
299	CCL Industries, Inc., Class - B (Containers & Packaging)(a)	15
3,493	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	61
500	CGI, Inc. (IT Services)(b)	48
49	Constellation Software, Inc. (Software)	92
700	Dollarama, Inc. (Broadline Retail)	42
850	Element Fleet Management Corp. (Financial Services)(a)	11
600	Emera, Inc. (Electric Utilities)	25
400	Empire Co. Ltd. (Consumer Staples Distribution & Retail)	11
4,900	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	187
19,832	First Quantum Minerals Ltd. (Metals & Mining)	457
100	FirstService Corp. (Real Estate Management & Development)	14
1,100	Fortis, Inc. (Electric Utilities)	47
458	Franco-Nevada Corp. (Metals & Mining)	67
144	George Weston Ltd. (Consumer Staples Distribution & Retail)	19
500	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	17
600	Great-West Lifeco, Inc. (Insurance)	16
800	Hydro One Ltd. (Electric Utilities)(a)	23
300	iA Financial Corp., Inc. (Insurance)	19
200	IGM Financial, Inc. (Capital Markets)	6
537	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	27
419	Intact Financial Corp. (Insurance)	60
956	Ivanhoe Mines Ltd. (Metals & Mining)(b)	9
600	Keyera Corp. (Oil, Gas & Consumable Fuels)	13
3,200	Kinross Gold Corp. (Metals & Mining)	15
400	Loblaw Companies Ltd. (Consumer Staples Distribution & Retail)	36
281	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(b)	102
1,400	Lundin Mining Corp. (Metals & Mining)(a)	10
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
700	Magna International, Inc. (Automobile Components)	$37
4,700	Manulife Financial Corp. (Insurance)	86
600	Metro, Inc. (Consumer Staples Distribution & Retail)	33
800	National Bank of Canada (Banks)	57
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	13
1,237	Nutrien Ltd. (Chemicals)	91
150	Nuvei Corp. (Financial Services)(b)	7
200	Onex Corp. (Financial Services)	9
700	Open Text Corp. (Software)(a)	27
500	Pan American Silver Corp. (Metals & Mining)	9
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(a)	10
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	45
1,350	Power Corp. of Canada (Insurance)	35
500	Quebecor, Inc., Class - B (Media)	12
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	47
300	RioCan Real Estate Investment Trust (Diversified REITs)(a)	5
300	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	17
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	42
3,311	Royal Bank of Canada (Banks)	317
691	Saputo, Inc. (Food Products)(a)	18
1,200	Shaw Communications, Inc., Class - B (Media)	36
2,870	Shopify, Inc. (IT Services)(b)	138
1,400	Sun Life Financial, Inc. (Insurance)	65
3,289	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	102
2,399	TC Energy Corp. (Oil, Gas & Consumable Fuels)	93
1,135	Teck Resources Ltd., Class - B (Metals & Mining)	41
1,000	TELUS Corp. (Diversified Telecommunication Services)	20
213	TFI International, Inc. (Ground Transportation)	25
2,795	The Bank of Nova Scotia (Banks)	141
192	The Descartes Systems Group, Inc. (Software)(b)	15
4,436	The Toronto-Dominion Bank (Banks)	266
400	Thomson Reuters Corp. (Professional Services)	52
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries Ltd. (Trading Companies & Distributors)	16
737	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	31
620	Waste Connections, Inc. (Commercial Services & Supplies)	86
136	West Fraser Timber Co. Ltd. (Paper & Forest Products)	10
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	53

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
300	WSP Global, Inc. (Construction & Engineering)	$39
		4,858
	China — 0.00%
128	Futu Holdings Ltd., ADR (Capital Markets)(b)	7

	Denmark — 0.73%
8	A.P. Moller - Maersk A/S, Class - A (Marine Transportation)	14
11	A.P. Moller - Maersk A/S, Class - B (Marine Transportation)	20
251	Carlsberg A/S, Class - B (Beverages)	39
263	Christian Hansen Holding A/S (Chemicals)(a)	20
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	40
1,609	Danske Bank A/S (Banks)(b)	32
292	Demant A/S (Health Care Equipment & Supplies)(b)	10
432	DSV A/S (Air Freight & Logistics)	84
165	Genmab A/S (Biotechnology)(a)(b)	62
3,974	Novo Nordisk A/S, Class - B (Pharmaceuticals)	631
501	Novozymes A/S, B Shares (Chemicals)	26
457	Orsted A/S (Electric Utilities)(a)	39
245	Pandora A/S (Textiles, Apparel & Luxury Goods)	24
18	ROCKWOOL A/S, Class - B (Building Products)	4
810	Tryg A/S (Insurance)(a)	18
2,458	Vestas Wind Systems A/S (Electrical Equipment)	72
		1,135
	Finland — 0.30%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)(b)	17
684	Kesko Oyj, Class - B (Consumer Staples Distribution & Retail)	15
864	Kone Oyj, Class - B (Machinery)	45
1,552	Metso Outotec Oyj (Machinery)(a)	17
1,074	Neste Oyj (Oil, Gas & Consumable Fuels)	53
13,185	Nokia Oyj (Communications Equipment)	64
8,052	Nordea Bank Abp (Banks)	85
243	Orion Oyj, Class - B (Pharmaceuticals)	11
1,192	Sampo Oyj, Class - A (Insurance)	56
1,360	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	18
1,356	UPM-Kymmene Oyj (Paper & Forest Products)(b)	46
1,231	Wartsila Oyj Abp (Machinery)	12
		461
	France — 3.60%
434	Accor SA (Hotels, Restaurants & Leisure)(b)	14
91	Aeroports de Paris (Transportation Infrastructure)(b)	13
1,269	Air Liquide SA (Chemicals)	212
826	Alstom SA (Machinery)	22
152	Amundi SA (Capital Markets)	10
151	Arkema SA (Chemicals)	15
4,551	AXA SA (Insurance)	139
Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
104	BioMerieux (Health Care Equipment & Supplies)	$11
2,734	BNP Paribas SA (Banks)	163
566	Bouygues SA (Construction & Engineering)	19
727	Bureau Veritas SA (Professional Services)(a)	21
403	Capgemini SE (IT Services)	75
1,562	Carrefour SA (Consumer Staples Distribution & Retail)(a)	32
1,237	Cie de Saint-Gobain (Building Products)	70
1,612	Cie Generale des Etablissements Michelin SCA (Automobile Components)(b)	49
115	Covivio (Diversified REITs)	7
2,961	Credit Agricole SA (Banks)	33
1,592	Danone SA (Food Products)	99
1,670	Dassault Systemes SE (Software)	69
640	Edenred (IT Services)	38
195	Eiffage SA (Construction & Engineering)(a)	21
4,644	Engie SA (Multi-Utilities)	73
706	EssilorLuxottica SA (Health Care Equipment & Supplies)	127
78	Eurazeo SE (Financial Services)	6
116	Gecina SA (Diversified REITs)(a)	12
1,089	Getlink SE (Transportation Infrastructure)	18
77	Hermes International (Textiles, Apparel & Luxury Goods)	156
89	Ipsen SA (Pharmaceuticals)	10
184	Kering SA (Textiles, Apparel & Luxury Goods)	120
568	Klepierre SA (Diversified REITs)	13
256	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	11
606	Legrand SA (Electrical Equipment)	55
583	L'Oreal SA (Personal Care Products)	260
1,308	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,202
4,724	Orange SA (Diversified Telecommunication Services)(a)	56
508	Pernod Ricard SA (Beverages)	115
528	Publicis Groupe SA (Media)	41
49	Remy Cointreau SA (Beverages)	9
440	Renault SA (Automobile Components)(b)	18
5,832	Safran SA (Aerospace & Defense)	864
2,716	Sanofi (Pharmaceuticals)	295
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	21
1,313	Schneider Electric SE (Electrical Equipment)(a)	219
55	SEB SA (Household Durables)	6
2,059	Societe Generale SA (Banks)	46
224	Sodexo SA (Hotels, Restaurants & Leisure)	22
149	Teleperformance (Professional Services)	36
270	Thales SA (Aerospace & Defense)	40
6,009	TotalEnergies SE (Oil, Gas & Consumable Fuels)	354
305	Unibail-Rodamco-Westfield (Diversified REITs)(b)	16
595	Valeo (Automobile Components)	12
1,599	Veolia Environnement SA (Multi-Utilities)	49
1,264	Vinci SA (Construction & Engineering)	145
1,744	Vivendi SE (Media)	18
71	Wendel SE (Financial Services)	8
558	Worldline SA (Financial Services)(b)	24
		5,609

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 2.33%
410	adidas AG (Textiles, Apparel & Luxury Goods)	$73
980	Allianz SE (Insurance)	226
2,457	Aroundtown SA (Real Estate Management & Development)(a)	4
2,237	BASF SE (Chemicals)	117
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	153
809	Bayerische Motoren Werke AG (Automobile Components)	89
177	Bechtle AG (IT Services)	8
255	Beiersdorf AG (Personal Care Products)	33
400	Brenntag AG (Trading Companies & Distributors)	30
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	14
2,817	Commerzbank AG (Banks)(b)	30
279	Continental AG (Automobile Components)	21
494	Covestro AG (Chemicals)	20
1,041	Daimler Truck Holding AG (Machinery)(b)	35
405	Delivery Hero SE (Hotels, Restaurants & Leisure)(b)	14
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)	51
464	Deutsche Boerse AG (Capital Markets)	90
1,458	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a)(b)	16
14,487	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	678
7,840	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	190
244	Dr. Ing. h.c. F. Porsche AG (Automobile Components)(b)	31
5,467	E.ON SE (Multi-Utilities)	68
515	Evonik Industries AG (Chemicals)	11
500	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	21
1,062	Fresenius SE & Co. KGaA (Health Care Providers & Services)	29
419	GEA Group AG (Machinery)	19
153	Hannover Rueck SE (Insurance)	30
370	HeidelbergCement AG (Construction Materials)	27
423	HelloFresh SE (Consumer Staples Distribution & Retail)(b)	10
452	Henkel AG & Co. KGaA, Preference Shares (Household Products)	35
263	Henkel AG & Co. KGAA (Household Products)	19
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(a)	130
186	Knorr-Bremse AG (Machinery)	12
193	LEG Immobilien AG (Real Estate Management & Development)	11
1,883	Mercedes-Benz Group AG (Automobile Components)	145
314	Merck KGaA (Pharmaceuticals)	59
130	MTU Aero Engines AG (Aerospace & Defense)	33
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	119
126	Nemetschek SE (Software)	9
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
239	Puma SE (Textiles, Apparel & Luxury Goods)(a)	$15
11	Rational AG (Machinery)	7
105	Rheinmetall AG (Aerospace & Defense)	31
1,593	RWE AG (Independent Power and Renewable Electricity Producers)	69
2,550	SAP SE (Software)	322
221	Scout24 AG (Interactive Media & Services)	13
1,868	Siemens AG, Registered Shares (Industrial Conglomerates)	303
975	Siemens Energy AG (Electrical Equipment)(a)(b)	21
674	Siemens Healthineers AG (Health Care Equipment & Supplies)	39
326	Symrise AG (Chemicals)(a)	35
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	10
258	United Internet AG (Diversified Telecommunication Services)(a)	4
1,772	Vonovia SE (Real Estate Management & Development)	33
543	Zalando SE (Specialty Retail)(b)	23
		3,635

	Hong Kong — 1.15%
106,224	AIA Group Ltd. (Insurance)	1,113
9,500	BOC Hong Kong Holdings Ltd. (Banks)	30
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)	13
5,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	30
6,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	37
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	8
4,000	CLP Holdings Ltd. (Electric Utilities)	29
4,200	ESR Cayman Ltd. (Real Estate Management & Development)	8
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(b)	33
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	9
2,000	Hang Seng Bank Ltd. (Banks)	28
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	14
11,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(a)	15
28,665	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	25
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	131
2,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	11
4,000	MTR Corp. Ltd. (Ground Transportation)	19
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	11
3,500	Power Assets Holdings Ltd. (Electric Utilities)	19
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	21
8,392	Sino Land Co. Ltd. (Real Estate Management & Development)	11

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
3,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$49
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	8
3,000	Swire Properties Ltd. (Real Estate Management & Development)	8
3,500	Techtronic Industries Co. Ltd. (Machinery)	38
6,211	The Link Real Estate Investment Trust (Diversified REITs)	40
18,450	WH Group Ltd. (Food Products)	11
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	23
		1,792

	Ireland (Republic of) — 0.98%
322	AerCap Holdings N.V. (Trading Companies & Distributors)(b)	18
1,981	AIB Group PLC (Banks)	8
234	Allegion PLC (Building Products)	25
2,330	Bank of Ireland Group PLC (Banks)	24
1,896	CRH PLC (Construction Materials)(a)	96
235	DCC PLC (Industrial Conglomerates)(a)	14
971	Eaton Corp. PLC (Electrical Equipment)	166
2,241	Experian PLC (Professional Services)	74
417	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(b)	76
540	Horizon Therapeutics PLC (Biotechnology)(b)	59
1,037	James Hardie Industries PLC (Construction Materials)	22
5,381	Kerry Group PLC, Class - A (Food Products)(a)	536
384	Kingspan Group PLC (Building Products)	26
3,258	Medtronic PLC (Health Care Equipment & Supplies)	263
406	Pentair PLC (Machinery)	22
480	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	32
540	Smurfit Kappa Group PLC (Containers & Packaging)(a)	20
243	STERIS PLC (Health Care Equipment & Supplies)	46
		1,527
	Isle of Man — 0.01%
1,361	Entain PLC (Hotels, Restaurants & Leisure)	21

	Israel — 0.19%
101	Azrieli Group Ltd. (Real Estate Management & Development)	6
3,082	Bank Hapoalim BM (Banks)	26
3,920	Bank Leumi Le (Banks)	30
4,851	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	7
265	Check Point Software Technologies Ltd. (Software)(b)	34
88	CyberArk Software Ltd. (Software)(b)	13
60	Elbit Systems Ltd. (Aerospace & Defense)	10
1,724	ICL Group Ltd. (Chemicals)	12
1	Isracard Ltd. (Consumer Finance)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)	16
304	Mizrahi Tefahot Bank Ltd. (Banks)	10
155	Nice Ltd. (Software)(b)	34
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
127	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(b)	$38
2,798	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(b)	25
168	The First International Bank Of Israel Ltd. (Banks)	6
268	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(b)	11
136	Wix.com Ltd. (IT Services)(b)	14
		292
	Italy — 0.49%
266	Amplifon SpA (Health Care Providers & Services)	9
2,395	Assicurazioni Generali SpA (Insurance)	48
1,427	Davide Campari-Milano N.V. (Beverages)	17
54	DiaSorin SpA (Health Care Equipment & Supplies)	6
19,818	Enel SpA (Electric Utilities)(a)	121
6,167	Eni SpA (Oil, Gas & Consumable Fuels)	86
320	Ferrari N.V. (Automobile Components)	87
1,425	FinecoBank Banca Fineco SpA (Banks)	22
1,050	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(a)(b)	14
39,570	Intesa Sanpaolo SpA (Banks)(a)(b)	102
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)	14
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	31
1,124	Nexi SpA (IT Services)(b)	9
1,363	Poste Italiane SpA (Insurance)	14
676	Prusmian SpA (Electrical Equipment)	28
257	Recordati SpA (Pharmaceuticals)	11
5,318	Snam SpA (Gas Utilities)	28
25,056	Telecom Italia SpA (Diversified Telecommunication Services)(b)	8
3,462	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	28
4,557	UniCredit SpA (Banks)	86
		769
	Japan — 5.42%
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(a)	46
1,600	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	31
500	AGC, Inc. (Building Products)	19
400	Aisin Corp. (Automobile Components)	11
1,100	Ajinomoto Co., Inc. (Food Products)	38
300	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	7
1,100	Asahi Group Holdings Ltd. (Beverages)(a)	41
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	9
3,200	Asahi Kasei Corp. (Chemicals)	22
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	64
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	8
300	BayCurrent Consulting, Inc. (Professional Services)	12
1,300	Bridgestone Corp. (Automobile Components)	53
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	8

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	$53
400	Capcom Co. Ltd. (Entertainment)	14
300	Central Japan Railway Co. (Ground Transportation)	36
1,600	Chubu Electric Power Co., Inc. (Electric Utilities)	17
1,600	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	40
2,800	Concordia Financial Group Ltd. (Banks)	10
1,100	CyberAgent, Inc. (Media)	9
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	17
600	Daifuku Co. Ltd. (Machinery)	11
2,500	Dai-ichi Life Holdings, Inc. (Insurance)	46
4,100	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	150
600	Daikin Industries Ltd. (Building Products)	108
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	10
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	31
5	Daiwa House REIT Investment Corp. (Diversified REITs)	10
3,800	Daiwa Securities Group, Inc. (Capital Markets)	18
1,100	Denso Corp. (Automobile Components)	62
500	Dentsu Group, Inc. (Media)	18
300	Disco Corp. (Semiconductors & Semiconductor Equipment)	35
700	East Japan Railway Co. (Ground Transportation)	39
600	Eisai Co. Ltd. (Pharmaceuticals)	34
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	27
2,500	FANUC Corp. (Machinery)	90
400	Fast Retailing Co. Ltd. (Specialty Retail)	88
300	Fuji Electric Co. Ltd. (Electrical Equipment)	12
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	46
500	Fujitsu Ltd. (IT Services)(a)	68
21	GLP J-REIT (Diversified REITs)(a)	23
100	GMO Payment Gateway, Inc. (IT Services)	9
600	Hakuhodo DY Holdings, Inc. (Media)	7
300	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	16
600	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	18
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	13
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	7
2,400	Hitachi Ltd. (Industrial Conglomerates)	132
4,000	Honda Motor Co. Ltd. (Automobile Components)	106
200	Hoshizaki Corp. (Machinery)	7
900	HOYA Corp. (Health Care Equipment & Supplies)	99
800	Hulic Co. Ltd. (Real Estate Management & Development)(a)	7
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	12
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	$11
400	Iida Group Holdings Co. Ltd. (Household Durables)	7
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	26
1,500	Isuzu Motors Ltd. (Automobile Components)	18
2,900	ITOCHU Corp. (Trading Companies & Distributors)	94
200	Itochu Techno-Solutions Corp. (IT Services)	5
1,300	Japan Exchange Group, Inc. (Capital Markets)	20
3,100	Japan Post Bank Co. Ltd. (Banks)(a)	25
6,100	Japan Post Holdings Co. Ltd. (Insurance)(a)	50
500	Japan Post Insurance Co. Ltd. (Insurance)(a)	8
3	Japan Real Estate Investment Corp. (Diversified REITs)	12
18	Japan Retail Fund Investment Corp. (Diversified REITs)	13
1,400	JFE Holdings, Inc. (Metals & Mining)	18
500	JSR Corp. (Chemicals)	12
1,100	Kajima Corp. (Construction & Engineering)	13
1,100	Kao Corp. (Personal Care Products)	43
3,900	KDDI Corp. (Wireless Telecommunication Services)	120
300	Keio Corp. (Ground Transportation)	11
300	Keisei Electric Railway Co. Ltd. (Ground Transportation)	9
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	244
400	Kikkoman Corp. (Food Products)	20
400	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	13
2,100	Kirin Holdings Co. Ltd. (Beverages)	33
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Care Products)	6
300	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	8
2,100	Komatsu Ltd. (Machinery)	52
200	Konami Group Corp. (Entertainment)	9
100	Kose Corp. (Personal Care Products)	12
2,600	Kubota Corp. (Machinery)	39
200	Kurita Water Industries Ltd. (Machinery)	9
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	42
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	15
700	Lixil Corp. (Building Products)	12
500	Makita Corp. (Machinery)	12
3,900	Marubeni Corp. (Trading Companies & Distributors)	53
300	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	16
1,500	Mazda Motor Corp. (Automobile Components)	14
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	8
600	MEIJI Holdings Co. Ltd. (Food Products)	14
900	MINEBEA MITSUMI, Inc. (Machinery)	17
8,615	MISUMI Group, Inc. (Machinery)	216
3,200	Mitsubishi Chemical Group Corp. (Chemicals)	19
3,000	Mitsubishi Corp. (Trading Companies & Distributors)	108

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	$53
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	36
800	Mitsubishi Heavy Industries Ltd. (Machinery)	29
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	190
3,500	Mitsui & Co. Ltd. (Trading Companies & Distributors)	109
400	Mitsui Chemicals, Inc. (Chemicals)	10
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	43
900	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	23
5,840	Mizuho Financial Group, Inc. (Banks)	83
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	8
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	34
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	85
600	NEC Corp. (IT Services)	23
1,100	Nexon Co. Ltd. (Entertainment)	26
600	NGK Insulators Ltd. (Machinery)	8
7,868	Nidec Corp. (Electrical Equipment)	408
800	Nihon M&A Center Holdings, Inc. (Professional Services)	6
2,700	Nintendo Co. Ltd. (Entertainment)	105
4	Nippon Building Fund, Inc. (Diversified REITs)	17
200	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	12
2,100	Nippon Paint Holdings Co. Ltd. (Chemicals)(a)	20
5	Nippon Prologis REIT, Inc. (Diversified REITs)(a)	11
200	Nippon Sanso Holdings Corp. (Chemicals)	4
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	4
2,000	Nippon Steel Corp. (Metals & Mining)(a)	47
2,700	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	81
1,200	Nippon Yusen KK (Marine Transportation)	28
300	Nissan Chemical Corp. (Chemicals)	14
5,700	Nissan Motor Co. Ltd. (Automobile Components)	22
500	Nisshin Seifun Group, Inc. (Food Products)	6
200	Nissin Foods Holdings Co. Ltd. (Food Products)(a)	18
200	Nitori Holdings Co. Ltd. (Specialty Retail)	24
300	Nitto Denko Corp. (Chemicals)	19
7,500	Nomura Holdings, Inc. (Capital Markets)	29
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	9
11	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	12
800	Nomura Research Institute Ltd. (IT Services)	19
1,600	NTT Data Corp. (IT Services)	21
1,500	Obayashi Corp. (Construction & Engineering)	11
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Obic Co. Ltd. (IT Services)	$32
700	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	9
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	10
3,000	Olympus Corp. (Health Care Equipment & Supplies)	53
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	29
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	19
200	Open House Group Co. Ltd. (Household Durables)(a)	8
100	Oracle Corp. (Software)	7
2,500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	86
2,700	ORIX Corp. (Financial Services)	45
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	16
300	OTSUKA Corp. (IT Services)	11
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	32
800	Pan Pacific International Holdings Corp. (Broadline Retail)	15
5,600	Panasonic Holdings Corp. (Household Durables)	50
500	Persol Holdings Co. Ltd. (Professional Services)(a)	10
2,200	Rakuten Group, Inc. (Broadline Retail)	10
3,400	Recruit Holdings Co. Ltd. (Professional Services)	94
2,700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	39
5,200	Resona Holdings, Inc. (Banks)	25
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	12
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	17
600	SBI Holdings, Inc. (Capital Markets)	12
300	SCSK Corp. (IT Services)	4
500	Secom Co. Ltd. (Commercial Services & Supplies)	31
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	9
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	14
1,600	Sekisui House Ltd. (Household Durables)	33
1,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	81
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	12
500	Sharp Corp. (Household Durables)(a)	4
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	16
200	Shimano, Inc. (Leisure Products)	35
1,400	Shimizu Corp. (Construction & Engineering)	8
4,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	146
600	Shionogi & Co. Ltd. (Pharmaceuticals)	27
1,000	Shiseido Co. Ltd. (Personal Care Products)	47
1,000	Shizuoka Financial Group, Inc. (Banks)	7
100	SMC Corp. (Machinery)	53
6,900	Softbank Corp. (Wireless Telecommunication Services)	80
2,900	SoftBank Group Corp. (Wireless Telecommunication Services)	114

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Sompo Holdings, Inc. (Insurance)	$32
3,000	Sony Group Corp. (Household Durables)	272
200	Square Enix Holdings Co. Ltd. (Entertainment)	10
1,500	Subaru Corp. (Automobile Components)	24
800	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(a)	12
3,600	Sumitomo Chemical Co. Ltd. (Chemicals)	12
2,700	Sumitomo Corp. (Trading Companies & Distributors)	48
1,900	Sumitomo Electric Industries Ltd. (Automobile Components)	24
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	23
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	128
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	27
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	16
300	Suntory Beverage & Food Ltd. (Beverages)	11
900	Suzuki Motor Corp. (Automobile Components)	33
400	Sysmex Corp. (Health Care Equipment & Supplies)	26
1,300	T&D Holdings, Inc. (Insurance)	16
500	Taisei Corp. (Construction & Engineering)	15
2,800	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	92
900	TDK Corp. (Electronic Equipment, Instruments & Components)	32
1,600	Terumo Corp. (Health Care Equipment & Supplies)	43
1,200	The Chiba Bank Ltd. (Banks)	8
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	18
500	TIS, Inc. (IT Services)	13
500	Tobu Railway Co. Ltd. (Ground Transportation)	12
300	Toho Co. Ltd. (Entertainment)	12
4,500	Tokio Marine Holdings, Inc. (Insurance)	87
1,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	147
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	19
1,300	Tokyu Corp. (Ground Transportation)	17
600	TOPPAN, Inc. (Commercial Services & Supplies)	12
3,400	Toray Industries, Inc. (Chemicals)	19
1,000	Toshiba Corp. (Industrial Conglomerates)	34
600	Tosoh Corp. (Chemicals)	8
300	TOTO Ltd. (Building Products)	10
300	Toyota Industries Corp. (Machinery)	17
25,600	Toyota Motor Corp. (Automobile Components)	363
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	21
300	Trend Micro, Inc. (Software)	15
1,000	Unicharm Corp. (Household Products)	41
500	USS Co. Ltd. (Specialty Retail)	9
200	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	4
500	West Japan Railway Co. (Ground Transportation)(a)	21
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	Yakult Honsha Co. Ltd. (Food Products)	$22
300	Yamaha Corp. (Leisure Products)	12
800	Yamaha Motor Co. Ltd. (Automobile Components)	21
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	14
600	Yaskawa Electric Corp. (Machinery)	26
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	10
6,700	Z Holdings Corp. (Interactive Media & Services)	19
300	ZOZO, Inc. (Specialty Retail)(a)	7
		8,433
	Jersey — 0.12%
24,155	Glencore PLC (Metals & Mining)(a)	139
218	Novocure Ltd. (Health Care Equipment & Supplies)(b)	13
2,653	WPP PLC (Media)	32
		184
	Liberia — 0.02%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(b)	38

	Luxembourg — 0.22%
1,143	ArcelorMittal SA (Metals & Mining)	35
4,395	Eurofins Scientific SE (Life Sciences Tools & Services)	294
1,138	Tenaris SA (Energy Equipment & Services)	16
		345
	Netherlands — 1.64%
1,034	ABN AMRO Bank N.V. (Banks)	16
267	Adyen N.V. (IT Services)(a)(b)	425
4,651	AEGON N.V. (Insurance)	20
1,431	Airbus SE (Aerospace & Defense)	191
461	Akzo Nobel N.V. (Chemicals)	36
134	Argenx SE (Biotechnology)(b)	50
110	ASM International N.V. (Semiconductors & Semiconductor Equipment)	45
977	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(a)	667
2,515	CNH Industrial N.V. (Machinery)	38
214	Euronext N.V. (Capital Markets)	16
274	EXOR NV (Financial Services)(b)	23
247	Heineken Holding N.V. (Beverages)	23
554	Heineken N.V. (Beverages)(a)	60
131	IMCD NV (Trading Companies & Distributors)(a)	21
8,816	ING Groep N.V. (Banks)	105
175	JDE Peet's N.V. (Food Products)(a)	5
431	Just Eat Takeaway.com N.V. (Hotels, Restaurants & Leisure)(b)	8
2,558	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	87
426	Koninklijke DSM N.V. (Chemicals)	50
6,436	Koninklijke KPN N.V. (Diversified Telecommunication Services)	23
2,022	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	37
576	LyondellBasell Industries N.V., Class - A (Chemicals)	54
696	NN Group N.V. (Insurance)	25

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
619	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	$115
248	OCI N.V. (Chemicals)(a)	8
1,951	Prosus N.V. (Broadline Retail)(a)	153
568	QIAGEN N.V. (Life Sciences Tools & Services)(b)	26
276	Randstad N.V. (Professional Services)	16
1,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	89
1,761	Universal Music Group N.V. (Entertainment)	45
654	Wolters Kluwer N.V. (Professional Services)	83
		2,560
	New Zealand — 0.06%
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(b)	15
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	25
1,764	Mercury NZ Ltd. (Electric Utilities)	7
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	9
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	16
332	Xero Ltd. (Software)(b)	20
		92
	Norway — 0.47%
571	Adevinta ASA (Interactive Media & Services)(b)	4
763	Aker BP ASA (Oil, Gas & Consumable Fuels)	19
2,403	DNB Bank ASA (Banks)	43
19,060	Equinor ASA (Oil, Gas & Consumable Fuels)	543
485	Gjensidige Forsikring ASA (Insurance)	8
217	Kongsberg Gruppen ASA (Aerospace & Defense)	9
1,094	Mowi ASA (Food Products)(a)	20
3,388	Norsk Hydro ASA (Metals & Mining)	25
1,866	Orkla ASA (Food Products)	13
134	Salmar ASA (Food Products)	6
1,828	Telenor ASA (Diversified Telecommunication Services)	21
438	Yara International ASA (Chemicals)	19
		730
	Portugal — 0.04%
6,973	EDP - Energias de Portugal SA (Electric Utilities)	38
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(a)	14
752	Jeronimo Martins SGPS, SA (Consumer Staples Distribution & Retail)(a)	18
		70
	Singapore — 0.30%
8,441	Ascendas Real Estate Investment Trust (Diversified REITs)	18
12,356	CapitaLand Integrated Commercial Trust (Diversified REITs)	18
6,700	Capitaland Investment Ltd. (Real Estate Management & Development)	19
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,361	DBS Group Holdings Ltd. (Banks)	109
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	$13
3,553	Grab Holdings Ltd. (Ground Transportation)(b)	11
300	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	7
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	17
5,600	Mapletree Commercial Trust (Diversified REITs)	8
6,014	Mapletree Logistics Trust (Diversified REITs)	8
8,090	Oversea-Chinese Banking Corp. Ltd. (Banks)	75
78,248	Sembcorp Marine Ltd. (Machinery)(b)	7
2,700	Singapore Airlines Ltd. (Passenger Airlines)	12
2,000	Singapore Exchange Ltd. (Capital Markets)	14
2,100	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	6
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	38
2,500	United Overseas Bank Ltd. (Banks)	56
1,000	UOL Group Ltd. (Real Estate Management & Development)	5
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	9
5,000	Wilmar International Ltd. (Food Products)	16
		472
	Spain — 0.63%
54	Acciona SA (Electric Utilities)	11
356	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	11
171	Aena SME SA (Transportation Infrastructure)(b)	28
1,097	Amadeus IT Group SA (IT Services)(b)	74
14,134	Banco Bilbao Vizcaya Argentaria SA (Banks)	101
40,891	Banco Santander SA (Banks)(a)	152
10,550	CaixaBank SA (Banks)	41
1,388	Cellnex Telecom SA (Diversified Telecommunication Services)(a)	54
262	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)(b)	10
703	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	16
585	Enagas SA (Gas Utilities)(a)	11
802	Endesa SA (Electric Utilities)	17
1,208	Ferrovial SA (Construction & Engineering)	36
756	Grifols SA (Biotechnology)(b)	7
14,882	Iberdrola SA (Electric Utilities)	186
2,716	Industria de Diseno Textil SA (Specialty Retail)	91
491	Naturgy Energy Group SA (Gas Utilities)	15
1,081	Red Electrica Corp. SA (Electric Utilities)	19
2,994	Repsol SA (Oil, Gas & Consumable Fuels)	46
11,840	Telefonica SA (Diversified Telecommunication Services)	51
		977
	Sweden — 0.75%
779	Alfa Laval AB (Machinery)	28

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
2,440	Assa Abloy AB, B Shares (Building Products)	$58
6,496	Atlas Copco AB, Class - A (Machinery)	81
3,956	Atlas Copco AB, Class - B (Machinery)	46
666	Boliden AB (Metals & Mining)	26
623	Electrolux AB, Class - B (Household Durables)	8
1,497	Embracer Group AB (Entertainment)(b)	7
1,637	Epiroc AB, Class - A (Machinery)	33
1,066	Epiroc AB, Class - B (Machinery)	18
721	Equities AB (Capital Markets)	15
1,541	Essity AB, Class - B (Household Products)	44
446	Evolution AB (Hotels, Restaurants & Leisure)	60
1,608	Fastighets AB Balder, B Shares (Real Estate Management & Development)(b)	7
571	Getinge AB, B Shares (Health Care Equipment & Supplies)	14
2,006	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	29
4,396	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	51
172	Holmen AB, B Shares (Paper & Forest Products)	7
854	Husqvarna AB, B Shares (Machinery)	7
282	Industrivarden AB, A Shares (Financial Services)(a)	8
451	Industrivarden AB, Class - C (Financial Services)	12
508	Indutrade AB (Machinery)	11
321	Investment AB Latour, Class - B (Industrial Conglomerates)	7
978	Investor AB, Class - A (Financial Services)	20
4,536	Investor AB, Class - B (Financial Services)	89
569	Kinnevik AB, Class - B (Financial Services)(b)	9
169	L E Lundbergforetagen AB, Class - B (Financial Services)	8
580	Lifco AB, Class - B (Industrial Conglomerates)	13
4,054	Nibe Industrier AB, Class - B (Building Products)	46
352	Sagax AB, Class - B (Real Estate Management & Development)	8
2,611	Sandvik AB (Machinery)	55
974	Securitas AB, Class - B (Commercial Services & Supplies)	9
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)(b)	46
933	Skanska AB, B Shares (Construction & Engineering)	14
888	SKF AB, B Shares (Machinery)	17
1,426	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	19
3,569	Svenska Handelsbanken AB, A Shares (Banks)	31
2,012	Swedbank AB, A Shares (Banks)	33
409	Swedish Orphan Biovitrum AB (Biotechnology)(b)	10
1,442	Tele2 AB, B Shares (Wireless Telecommunication Services)	14
7,063	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	41
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
6,801	Telia Co. AB (Diversified Telecommunication Services)(a)	$17
3,442	Volvo AB, B Shares (Machinery)	70
648	Volvo AB, Class - A (Machinery)	14
1,383	Volvo Car AB, Class - B (Automobile Components)(b)	6
		1,166
	Switzerland — 3.03%
3,880	ABB Ltd., Registered Shares (Electrical Equipment)	134
371	Adecco Group AG (Professional Services)(a)	14
1,226	Alcon, Inc. (Health Care Equipment & Supplies)	87
75	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	8
117	Baloise Holding AG, Registered Shares (Insurance)	18
65	Banque Cantonale Vaudoise, Registered Shares (Banks)	6
8	Barry Callebaut AG, Registered Shares (Food Products)(a)	17
50	BKW AG (Electric Utilities)	8
4	Chocoladefabriken Lindt & Spruengli AG (Food Products)	47
1,007	Chubb Ltd. (Insurance)	196
1,267	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	203
541	Clariant AG, Registered Shares (Chemicals)	9
520	Coca-Cola HBC AG (Beverages)	14
8,842	Credit Suisse Group AG, Registered Shares (Capital Markets)(a)	8
14	EMS-Chemie Holding AG (Chemicals)	12
361	Garmin Ltd. (Household Durables)	36
90	Geberit AG, Registered Shares (Building Products)	50
22	Givaudan SA, Registered Shares (Chemicals)	72
1,325	Holcim Ltd., Registered Shares (Construction Materials)(a)	85
559	Julius Baer Group Ltd. (Capital Markets)	38
137	Kuehne & Nagel International AG, Registered Shares (Marine Transportation)	41
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	23
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(a)	109
6,668	Nestle SA, Registered Shares (Food Products)	812
5,259	Novartis AG, Registered Shares (Pharmaceuticals)	483
53	Partners Group Holding AG (Capital Markets)	50
75	Roche Holding AG (Pharmaceuticals)	23
4,086	Roche Holding AG (Pharmaceuticals)	1,168
102	Schindler Holding AG (Machinery)	23
50	Schindler Holding AG, Registered Shares (Machinery)	11
15	SGS SA, Registered Shares (Professional Services)(a)	33
717	SIG Group AG (Containers & Packaging)(a)	18

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
345	Sika AG, Registered Shares (Chemicals)(a)	$97
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	41
260	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	39
77	Swiss Life Holding AG (Insurance)	48
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	16
749	Swiss Re AG (Insurance)	77
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	42
708	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	93
164	Temenos AG, Registered Shares (Software)	11
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	7
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	23
8,038	UBS Group AG (Capital Markets)	170
65	VAT Group AG (Machinery)(a)(b)	23
366	Zurich Financial Services AG (Insurance)	175
		4,718
	Taiwan — 0.63%
10,483	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	975

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(b)(c)	—

	United Kingdom — 4.45%
2,438	3i Group PLC (Capital Markets)	51
5,849	abrdn PLC (Capital Markets)	15
496	Admiral Group PLC (Insurance)	12
3,739	Amcor PLC (Containers & Packaging)	43
3,061	Anglo American PLC (Metals & Mining)	102
961	Antofagasta PLC (Metals & Mining)	19
485	Aon PLC, Class - A (Insurance)	153
651	Aptiv PLC (Automobile Components)(b)	73
1,093	Ashtead Group PLC (Trading Companies & Distributors)	67
902	Associated British Foods PLC (Food Products)	22
3,767	AstraZeneca PLC (Pharmaceuticals)(a)	522
2,623	Auto Trader Group PLC (Interactive Media & Services)(a)	20
6,745	Aviva PLC (Insurance)	34
7,610	BAE Systems PLC (Aerospace & Defense)	92
40,207	Barclays PLC (Banks)(a)	72
2,421	Barratt Developments PLC (Household Durables)(a)	14
178	Berkeley Group Holdings PLC (Household Durables)	9
42,796	BP PLC (Oil, Gas & Consumable Fuels)	270
2,489	British Land Co. PLC (Diversified REITs)	12
17,011	BT Group PLC (Diversified Telecommunication Services)	31
886	Bunzl PLC (Trading Companies & Distributors)	33
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	$33
861	Clarivate PLC (Professional Services)(b)	8
530	Coca-Cola Europacific Partners PLC (Beverages)	31
4,285	Compass Group PLC (Hotels, Restaurants & Leisure)	108
4,220	Croda International PLC (Chemicals)(a)	339
5,525	Diageo PLC (Beverages)	247
486	Ferguson PLC (Trading Companies & Distributors)	64
9,783	GSK PLC (Pharmaceuticals)	173
11,368	Haleon PLC (Personal Care Products)(b)	45
950	Halma PLC (Electronic Equipment, Instruments & Components)	26
823	Hargreaves Lansdown PLC (Capital Markets)	8
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(a)	10
48,478	HSBC Holdings PLC (Banks)	329
3,731	Informa PLC (Media)	32
8,793	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	574
405	Intertek Group PLC (Professional Services)	20
4,095	J Sainsbury PLC (Consumer Staples Products)	14
6,250	JD Sports Fashion PLC (Specialty Retail)	14
474	Johnson Matthey PLC (Chemicals)	12
5,168	Kingfisher PLC (Specialty Retail)	17
1,659	Land Securities Group PLC (Diversified REITs)	13
193,708	Legal & General Group PLC (Insurance)	572
439	Liberty Global PLC, Class - A (Diversified Telecommunication Services)(b)	9
718	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(b)	15
157,812	Lloyds Banking Group PLC (Banks)	93
793	London Stock Exchange Group PLC (Capital Markets)	77
6,041	M&G PLC (Financial Services)	15
10,478	Melrose Industries PLC (Industrial Conglomerates)	22
1,214	Mondi PLC (Paper & Forest Products)	19
8,973	National Grid PLC (Multi-Utilities)	121
13,116	NatWest Group PLC (Banks)(a)	43
350	Next PLC (Broadline Retail)	28
1,178	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	8
1,722	Pearson PLC (Diversified Consumer Services)	18
795	Persimmon PLC (Household Durables)	12
2,089	Phoenix Group Holdings PLC (Insurance)	14
6,528	Prudential PLC (Insurance)	89
1,729	RecKitt Benckiser Group PLC (Household Products)	132
4,686	RELX PLC (Professional Services)	152
5,582	Rentokil Initial PLC (Commercial Services & Supplies)	41
2,735	Rio Tinto PLC (Metals & Mining)	186
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(b)	39
1,911	Schroders PLC (Capital Markets)	11
3,088	Segro PLC (Diversified REITs)	29

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
377	Sensata Technologies Holding PLC (Electrical Equipment)	$19
626	Severn Trent PLC (Water Utilities)(a)	22
16,756	Shell PLC (Oil, Gas & Consumable Fuels)	477
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	31
939	Smiths Group PLC (Industrial Conglomerates)	20
184	Spirax-Sarco Engineering PLC (Machinery)	27
2,627	SSE PLC (Electric Utilities)	59
1,240	St. James Place PLC (Capital Markets)	19
5,927	Standard Chartered PLC (Banks)	45
5,588	Stellantis N.V. (Automobile Components)	102
7,703	Taylor Wimpey PLC (Household Durables)(a)	11
18,103	Tesco PLC (Consumer Staples Distribution & Retail)	59
2,722	The Sage Group PLC (Software)	26
5,960	Unilever PLC (Personal Care Products)	309
1,702	United Utilities Group PLC (Water Utilities)	22
59,613	Vodafone Group PLC (Wireless Telecommunication Services)	66
468	Whitbread PLC (Hotels, Restaurants & Leisure)	17
275	Willis Towers Watson PLC (Insurance)	64
		6,923
	United States — 65.35%
1,315	3M Co. (Industrial Conglomerates)	138
352	A.O. Smith Corp. (Building Products)	24
4,131	Abbott Laboratories (Health Care Equipment & Supplies)	418
4,289	AbbVie, Inc. (Biotechnology)	684
1,528	Accenture PLC, Class - A (IT Services)	437
1,897	Activision Blizzard, Inc. (Entertainment)	162
1,120	Adobe, Inc. (Software)(b)	432
160	Advance Auto Parts, Inc. (Specialty Retail)	19
3,890	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(b)	381
269	AECOM (Construction & Engineering)	23
1,458	Aflac, Inc. (Insurance)	94
698	Agilent Technologies, Inc. (Life Sciences Tools & Services)	97
547	Air Products & Chemicals, Inc. (Chemicals)	157
930	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(b)	116
412	Akamai Technologies, Inc. (IT Services)(b)	32
292	Albemarle Corp. (Chemicals)	65
433	Alcoa Corp. (Metals & Mining)	18
342	Alexandria Real Estate Equities, Inc. (Diversified REITs)	43
181	Align Technology, Inc. (Health Care Equipment & Supplies)(b)	60
624	Alliant Energy Corp. (Electric Utilities)	33
662	Ally Financial, Inc. (Consumer Finance)	17
293	Alnylam Pharmaceuticals, Inc. (Biotechnology)(b)	59
23,288	Alphabet, Inc., Class - A (Interactive Media & Services)(b)	2,415
13,312	Alphabet, Inc., Class - C (Interactive Media & Services)(b)	1,383
31,944	Amazon.com, Inc. (Broadline Retail)(b)	3,299
628	Ameren Corp. (Multi-Utilities)	54
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,229	American Electric Power Company, Inc. (Electric Utilities)	$112
1,547	American Express Co. (Consumer Finance)	255
749	American Homes 4 Rent, Class - A (Diversified REITs)	24
1,699	American International Group, Inc. (Insurance)	86
1,137	American Tower Corp. (Specialized REITs)	232
3,157	American Water Works Co., Inc. (Water Utilities)	462
262	Ameriprise Financial, Inc. (Capital Markets)	80
366	AmerisourceBergen Corp. (Health Care Providers & Services)	59
496	AMETEK, Inc. (Electrical Equipment)	72
1,309	Amgen, Inc. (Biotechnology)	316
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	118
1,225	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	242
1,005	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	19
215	ANSYS, Inc. (Software)(b)	72
827	APA Corp. (Oil, Gas & Consumable Fuels)	30
970	Apollo Global Management, Inc. (Financial Services)	61
38,505	Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,348
2,102	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	258
597	Aramark (Hotels, Restaurants & Leisure)	21
1,364	Archer-Daniels-Midland Co. (Food Products)	109
358	Ares Management Corp., Class - A (Capital Markets)	30
580	Arista Networks, Inc. (Communications Equipment)(b)	97
181	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(b)	23
527	Arthur J. Gallagher & Co. (Insurance)	101
70	Aspen Technology, Inc. (Software)(b)	16
147	Assurant, Inc. (Insurance)	18
17,480	AT&T, Inc. (Diversified Telecommunication Services)	336
304	Atmos Energy Corp. (Gas Utilities)	34
533	Autodesk, Inc. (Software)(b)	111
1,018	Automatic Data Processing, Inc. (IT Services)	227
468	AutoZone, Inc. (Specialty Retail)(b)	1,151
346	AvalonBay Communities, Inc. (Diversified REITs)	58
1,515	Avantor, Inc. (Life Sciences Tools & Services)(b)	32
211	Avery Dennison Corp. (Containers & Packaging)	38
163	Axon Enterprise, Inc. (Aerospace & Defense)(b)	37
2,477	Baker Hughes, Inc. (Energy Equipment & Services)	71
709	Ball Corp. (Containers & Packaging)	39
17,437	Bank of America Corp. (Banks)	499
530	Bath & Body Works, Inc. (Specialty Retail)	19

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,224	Baxter International, Inc. (Health Care Equipment & Supplies)	$50
691	Becton Dickinson & Co. (Health Care Equipment & Supplies)	171
420	Bentley Systems, Inc., Class - B (Software)	18
3,161	Berkshire Hathaway, Inc., Class - B (Financial Services)(b)	976
474	Best Buy Co., Inc. (Specialty Retail)	37
229	BILL Holdings, Inc. (Software)(b)	19
366	Biogen, Inc. (Biotechnology)(b)	102
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(b)	45
47	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(b)	23
348	Bio-Techne Corp. (Life Sciences Tools & Services)	26
378	Black Knight, Inc. (Software)(b)	22
368	BlackRock, Inc., Class - A (Capital Markets)	246
7,590	Blackstone, Inc., Class - A (Capital Markets)	667
1,270	Block, Inc. (IT Services)(b)	87
93	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(b)	247
354	Booz Allen Hamilton Holding Corp. (Professional Services)	33
595	BorgWarner, Inc. (Automobile Components)	29
362	Boston Properties, Inc. (Diversified REITs)	20
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(b)	174
5,173	Bristol-Myers Squibb Co. (Pharmaceuticals)	359
1,005	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	645
292	Broadridge Financial Solutions, Inc. (IT Services)	43
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(a)	10
611	Brown & Brown, Inc. (Insurance)	35
787	Brown-Forman Corp., Class - B (Beverages)	51
169	Burlington Stores, Inc. (Specialty Retail)(b)	34
289	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	29
674	Cadence Design Systems, Inc. (Software)(b)	142
509	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(b)	25
252	Camden Property Trust (Residential REITs)	26
548	Campbell Soup Co. (Food Products)	30
908	Capital One Financial Corp. (Consumer Finance)	87
656	Cardinal Health, Inc. (Health Care Providers & Services)	50
132	Carlisle Cos., Inc. (Building Products)	30
415	CarMax, Inc. (Specialty Retail)(b)	27
1,986	Carrier Global Corp. (Building Products)	91
431	Catalent, Inc. (Pharmaceuticals)(b)	28
1,251	Caterpillar, Inc. (Machinery)	286
283	CBOE Global Markets, Inc. (Capital Markets)	38
708	CBRE Group, Inc., Class - A (Real Estate Management & Development)(b)	52
338	CDW Corp. (Electronic Equipment, Instruments & Components)	66
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
280	Celanese Corp., Series A (Chemicals)	$30
1,364	Centene Corp. (Health Care Providers & Services)(b)	86
1,460	CenterPoint Energy, Inc. (Multi-Utilities)	43
325	Ceridian HCM Holding, Inc. (Software)(b)	24
472	CF Industries Holdings, Inc. (Chemicals)	34
122	Charles River Laboratories International, Inc. (Life Sciences Tools & Services)(b)	25
256	Charter Communications, Inc., Class - A (Media)(b)	92
522	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	82
221	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	17
4,447	Chevron Corp. (Oil, Gas & Consumable Fuels)	726
232	Chewy, Inc., Class - A (Specialty Retail)(b)	9
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(b)	114
557	Church & Dwight Co., Inc. (Household Products)	49
361	Cincinnati Financial Corp. (Insurance)	40
224	Cintas Corp. (Commercial Services & Supplies)	104
10,064	Cisco Systems, Inc. (Communications Equipment)	526
4,626	Citigroup, Inc. (Banks)	217
1,159	Citizens Financial Group, Inc. (Banks)	35
1,262	Cleveland-Cliffs, Inc. (Metals & Mining)(b)	23
643	Cloudflare, Inc., Class - A (IT Services)(b)	40
873	CME Group, Inc. (Capital Markets)	167
724	CMS Energy Corp. (Multi-Utilities)	44
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	21
1,227	Cognizant Technology Solutions Corp. (IT Services)	75
302	Coinbase Global, Inc., Class - A (Capital Markets)(b)	20
1,859	Colgate-Palmolive Co. (Household Products)	140
10,368	Comcast Corp., Class - A (Media)	393
1,241	Conagra Brands, Inc. (Food Products)	47
2,971	ConocoPhillips (Oil, Gas & Consumable Fuels)	295
826	Consolidated Edison, Inc. (Multi-Utilities)	79
379	Constellation Brands, Inc., Class - A (Beverages)	86
790	Constellation Energy Corp. (Electric Utilities)	62
1,068	Copart, Inc. (Commercial Services & Supplies)(b)	80
1,975	Corning, Inc. (Electronic Equipment, Instruments & Components)	70
1,807	Corteva, Inc. (Chemicals)	109
1,081	Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	537
1,862	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	46
483	Crowdstrike Holdings, Inc., Class - A (Software)(b)	66
1,067	Crown Castle, Inc. (Specialized REITs)	143
278	Crown Holdings, Inc. (Containers & Packaging)	23

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
22,646	CSX Corp. (Ground Transportation)	$678
356	Cummins, Inc. (Machinery)	85
3,203	CVS Health Corp. (Health Care Providers & Services)	238
832	D.R. Horton, Inc. (Household Durables)	81
2,871	Danaher Corp. (Life Sciences Tools & Services)	723
271	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42
387	Darling Ingredients, Inc. (Food Products)(b)	23
591	Datadog, Inc., Class - A (Software)(b)	43
119	DaVita, Inc. (Health Care Providers & Services)(b)	10
689	Deere & Co. (Machinery)	284
702	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	28
418	Delta Air Lines, Inc. (Passenger Airlines)(b)	15
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	22
1,569	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	79
944	Dexcom, Inc. (Health Care Equipment & Supplies)(b)	110
412	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	56
713	Digital Realty Trust, Inc. (Diversified REITs)	70
661	Discover Financial Services (Consumer Finance)	65
466	DocuSign, Inc. (Software)(b)	27
547	Dollar General Corp. (Broadline Retail)	115
529	Dollar Tree, Inc. (Broadline Retail)(b)	76
2,052	Dominion Energy, Inc. (Multi-Utilities)	115
84	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	28
597	DoorDash, Inc., Class - A (Hotels, Restaurants & Leisure)(b)	38
350	Dover Corp. (Machinery)	53
1,601	Dow, Inc. (Chemicals)	88
766	Dropbox, Inc., Class - A (Software)(b)	17
490	DTE Energy Co. (Multi-Utilities)	54
1,832	Duke Energy Corp. (Electric Utilities)	177
1,161	DuPont de Nemours, Inc. (Chemicals)	83
571	Dynatrace, Inc. (Software)(b)	24
304	Eastman Chemical Co. (Chemicals)	26
1,287	eBay, Inc. (Broadline Retail)	57
624	Ecolab, Inc. (Chemicals)	103
915	Edison International (Electric Utilities)	65
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(b)	125
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(b)	9
699	Electronic Arts, Inc. (Entertainment)	84
581	Elevance Health, Inc. (Health Care Providers & Services)	267
1,956	Eli Lilly & Co. (Pharmaceuticals)	672
1,451	Emerson Electric Co. (Electrical Equipment)	126
326	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(b)	69
330	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	27
508	Entergy Corp. (Electric Utilities)	55
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
9,412	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	$1,078
139	EPAM Systems, Inc. (IT Services)(b)	42
825	EQT Corp. (Oil, Gas & Consumable Fuels)	26
296	Equifax, Inc. (Professional Services)	60
218	Equinix, Inc. (Specialized REITs)	157
940	Equitable Holdings, Inc. (Financial Services)	24
431	Equity Lifestyle Properties, Inc. (Residential REITs)	29
881	Equity Residential (Diversified REITs)	53
545	Essential Utilities, Inc. (Water Utilities)	24
158	Essex Property Trust, Inc. (Diversified REITs)	33
309	Etsy, Inc. (Broadline Retail)(b)	34
581	Evergy, Inc. (Electric Utilities)	36
842	Eversource Energy (Electric Utilities)	66
405	Exact Sciences Corp. (Biotechnology)(b)	27
2,388	Exelon Corp. (Electric Utilities)	100
380	Expeditors International of Washington, Inc. (Air Freight & Logistics)	42
327	Extra Space Storage, Inc. (Specialized REITs)	53
9,986	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,095
153	F5, Inc. (Communications Equipment)(b)	22
96	FactSet Research Systems, Inc. (Capital Markets)	40
61	Fair Isaac Corp. (Software)(b)	43
1,398	Fastenal Co. (Trading Companies & Distributors)	75
590	FedEx Corp. (Air Freight & Logistics)	135
676	Fidelity National Financial, Inc. (Insurance)	24
1,510	Fidelity National Information Services, Inc. (IT Services)	82
1,665	Fifth Third Bancorp (Banks)	44
28	First Citizens BancShares, Inc., Class - A (Banks)	27
1,274	First Horizon Corp. (Banks)	23
429	First Republic Bank (Banks)	6
227	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(b)	49
1,263	FirstEnergy Corp. (Electric Utilities)	51
1,441	Fiserv, Inc. (IT Services)(b)	163
162	FleetCor Technologies, Inc. (IT Services)(b)	34
331	FMC Corp. (Chemicals)	40
9,539	Ford Motor Co. (Automobile Components)	120
1,580	Fortinet, Inc. (Software)(b)	105
17,680	Fortive Corp. (Machinery)	1,206
336	Fortune Brands Innovations, Inc. (Building Products)	20
832	Fox Corp., Class - A (Media)	28
244	Fox Corp., Class - B (Media)	8
748	Franklin Resources, Inc. (Capital Markets)	20
3,494	Freeport-McMoRan, Inc. (Metals & Mining)	143
188	Gartner, Inc. (IT Services)(b)	61
892	GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)(b)	73
1,470	Gen Digital, Inc. (Software)	25
153	Generac Holdings, Inc. (Electrical Equipment)(b)	17
572	General Dynamics Corp. (Aerospace & Defense)	131

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,676	General Electric Co. (Industrial Conglomerates)	$256
1,429	General Mills, Inc. (Food Products)	122
3,457	General Motors Co. (Automobile Components)	127
334	Genuine Parts Co. (Distributors)	56
3,055	Gilead Sciences, Inc. (Biotechnology)	253
652	Global Payments, Inc. (IT Services)	69
328	GoDaddy, Inc., Class - A (IT Services)(b)	25
326	Graco, Inc. (Machinery)	24
2,151	Halliburton Co. (Energy Equipment & Services)	68
328	Hasbro, Inc. (Leisure Products)	18
513	HCA Healthcare, Inc. (Health Care Providers & Services)	135
1,356	Healthpeak Properties, Inc. (Diversified REITs)	30
100	HEICO Corp. (Aerospace & Defense)	17
183	HEICO Corp., Class - A (Aerospace & Defense)	25
370	Henry Schein, Inc. (Health Care Providers & Services)(b)	30
700	Hess Corp. (Oil, Gas & Consumable Fuels)	93
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	53
373	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	18
626	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	88
613	Hologic, Inc. (Health Care Equipment & Supplies)(b)	49
1,609	Honeywell International, Inc. (Industrial Conglomerates)	308
749	Hormel Foods Corp. (Food Products)	30
1,807	Host Hotels & Resorts, Inc. (Diversified REITs)	30
810	Howmet Aerospace, Inc. (Aerospace & Defense)	34
2,542	HP, Inc. (Technology Hardware, Storage & Peripherals)	75
116	Hubbell, Inc. (Electrical Equipment)	28
106	HubSpot, Inc. (Software)(b)	45
305	Humana, Inc. (Health Care Providers & Services)	148
3,515	Huntington Bancshares, Inc. (Banks)	39
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	21
185	IDEX Corp. (Machinery)	43
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(b)	104
727	Illinois Tool Works, Inc. (Machinery)	177
379	Illumina, Inc. (Life Sciences Tools & Services)(b)	88
13,844	Incyte Corp. (Biotechnology)(b)	1,001
891	Ingersoll Rand, Inc. (Machinery)	52
179	Insulet Corp. (Health Care Equipment & Supplies)(b)	57
9,907	Intel Corp. (Semiconductors & Semiconductor Equipment)	324
1,375	Intercontinental Exchange, Inc. (Capital Markets)	143
2,215	International Business Machines Corp. (IT Services)	290
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
626	International Flavors & Fragrances, Inc. (Chemicals)	$58
896	International Paper Co. (Containers & Packaging)	32
640	Intuit, Inc. (Software)	285
861	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(b)	220
1,502	Invitation Homes, Inc. (Diversified REITs)	47
468	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(b)	93
722	Iron Mountain, Inc. (Specialized REITs)	38
157	Jack Henry & Associates, Inc. (IT Services)	24
299	Jacobs Solutions, Inc. (Professional Services)	35
152	Jazz Pharmaceuticals PLC (Pharmaceuticals)(b)	22
214	JB Hunt Transport Services, Inc. (Ground Transportation)	38
6,327	Johnson & Johnson (Pharmaceuticals)	981
1,645	Johnson Controls International PLC (Building Products)	99
7,122	JPMorgan Chase & Co. (Banks)	928
661	Juniper Networks, Inc. (Communications Equipment)	23
586	Kellogg Co. (Food Products)	39
1,823	Keurig Dr Pepper, Inc. (Beverages)	64
2,368	KeyCorp (Banks)	30
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	72
827	Kimberly-Clark Corp. (Household Products)	111
1,515	Kimco Realty Corp. (Diversified REITs)	30
4,978	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	87
1,345	KKR & Co., Inc. (Capital Markets)	71
351	KLA Corp. (Semiconductors & Semiconductor Equipment)	140
384	Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	22
467	L3Harris Technologies, Inc. (Aerospace & Defense)	92
203	Laboratory Corporation of America Holdings (Health Care Providers & Services)	47
321	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	170
336	Lamb Weston Holdings, Inc. (Food Products)	35
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(b)	51
147	Lear Corp. (Automobile Components)	21
343	Leidos Holdings, Inc. (Professional Services)	32
585	Lennar Corp., Class - A (Household Durables)	61
87	Lennox International, Inc. (Building Products)	22
296	Liberty Broadband Corp., Class - C (Media)(b)	24
427	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(b)	32
1,206	Linde PLC (Chemicals)	429
382	Live Nation Entertainment, Inc. (Entertainment)(b)	27

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
612	LKQ Corp. (Distributors)	$35
565	Lockheed Martin Corp. (Aerospace & Defense)	267
490	Loews Corp. (Insurance)	28
1,464	Lowe's Companies, Inc. (Specialty Retail)	293
198	LPL Financial Holdings, Inc. (Capital Markets)	40
1,022	Lucid Group, Inc. (Automobile Components)(b)	8
420	M&T Bank Corp. (Banks)	50
1,663	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	40
1,108	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	149
1,865	MarketAxess Holdings, Inc. (Capital Markets)	730
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	111
1,185	Marsh & McLennan Companies, Inc. (Insurance)	197
159	Martin Marietta Materials, Inc. (Construction Materials)	56
2,071	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	90
619	Masco Corp. (Building Products)	31
128	Masimo Corp. (Health Care Equipment & Supplies)(b)	24
2,074	MasterCard, Inc., Class - A (IT Services)	754
667	Match Group, Inc. (Interactive Media & Services)(b)	26
630	McCormick & Company, Inc. (Food Products)	52
1,767	McDonald's Corp. (Hotels, Restaurants & Leisure)	494
349	McKesson Corp. (Health Care Providers & Services)	124
1,392	Medical Properties Trust, Inc. (Health Care REITs)	11
111	MercadoLibre, Inc. (Broadline Retail)(b)	146
6,171	Merck & Co., Inc. (Pharmaceuticals)	657
1,532	MetLife, Inc. (Insurance)	89
53	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(b)	81
760	MGM Resorts International (Hotels, Restaurants & Leisure)	34
1,314	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	110
2,582	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	156
23,966	Microsoft Corp. (Software)	6,907
260	Mid-America Apartment Communities, Inc. (Diversified REITs)	39
806	Moderna, Inc. (Biotechnology)(b)	124
144	Mohawk Industries, Inc. (Household Durables)(b)	14
139	Molina Heathcare, Inc. (Health Care Providers & Services)(b)	37
479	Molson Coors Beverage Co., Class - B (Beverages)	25
3,241	Mondelez International, Inc., Class - A (Food Products)	226
163	MongoDB, Inc. (IT Services)(b)	38
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
102	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	$51
1,878	Monster Beverage Corp. (Beverages)(b)	101
410	Moody's Corp. (Capital Markets)	125
11,921	Morgan Stanley (Capital Markets)	1,047
409	Motorola Solutions, Inc. (Communications Equipment)	117
816	Nasdaq, Inc. (Capital Markets)	45
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	37
1,081	Netflix, Inc. (Entertainment)(b)	373
236	Neurocrine Biosciences, Inc. (Biotechnology)(b)	24
966	Newell Brands, Inc. (Household Durables)	12
2,012	Newmont Corp. (Metals & Mining)	99
673	News Corp., Class - A (Media)	12
4,761	NextEra Energy, Inc. (Electric Utilities)	367
3,066	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	376
943	NiSource, Inc. (Multi-Utilities)	26
128	Nordson Corp. (Machinery)	28
539	Norfolk Southern Corp. (Ground Transportation)	114
484	Northern Trust Corp. (Capital Markets)	43
358	Northrop Grumman Corp. (Aerospace & Defense)	165
639	Nucor Corp. (Metals & Mining)	99
9,424	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,617
8	NVR, Inc. (Household Durables)(b)	45
1,746	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	109
377	Okta, Inc. (IT Services)(b)	33
234	Old Dominion Freight Line, Inc. (Ground Transportation)	80
457	Omnicom Group, Inc. (Media)	43
1,010	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(b)	83
1,109	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	70
3,857	Oracle Corp. (Software)	358
157	O'Reilly Automotive, Inc. (Specialty Retail)(b)	133
1,007	Otis Worldwide Corp. (Machinery)	85
576	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	21
250	Owens Corning (Building Products)	24
1,254	PACCAR, Inc. (Machinery)	92
243	Packaging Corporation of America (Containers & Packaging)	34
729	Palo Alto Networks, Inc. (Software)(b)	146
1,495	Paramount Global, Class - B (Media)	33
311	Parker Hannifin Corp. (Machinery)	105
790	Paychex, Inc. (IT Services)	91
127	PAYCOM Software, Inc. (Software)(b)	39
99	Paylocity Holding Corp. (Software)(b)	20
2,607	PayPal Holdings, Inc. (IT Services)(b)	198
9,264	PepsiCo, Inc. (Beverages)	1,689
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	37
13,674	Pfizer, Inc. (Pharmaceuticals)	558
3,595	PG&E Corp. (Electric Utilities)(b)	58
1,157	Phillips 66 (Oil, Gas & Consumable Fuels)	117

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,381	Pinterest, Inc., Class - A (Interactive Media & Services)(b)	$38
565	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	115
1,248	Plug Power, Inc. (Electrical Equipment)(b)	15
990	PNC Financial Services Group, Inc. (Banks)	126
98	Pool Corp. (Distributors)	34
569	PPG Industries, Inc. (Chemicals)	76
1,723	PPL Corp. (Electric Utilities)	48
579	Principal Financial Group, Inc. (Insurance)	43
2,254	Prologis, Inc. (Diversified REITs)	281
885	Prudential Financial, Inc. (Insurance)	73
276	PTC, Inc. (Software)(b)	35
1,236	Public Service Enterprise Group, Inc. (Multi-Utilities)	77
369	Public Storage (Specialized REITs)	111
496	PulteGroup, Inc. (Household Durables)	29
274	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(b)	28
2,746	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	350
350	Quanta Services, Inc. (Construction & Engineering)	58
282	Quest Diagnostics, Inc. (Health Care Providers & Services)	40
471	Raymond James Financial, Inc. (Capital Markets)	44
3,552	Raytheon Technologies Corp. (Aerospace & Defense)	348
1,476	Realty Income Corp. (Diversified REITs)	93
393	Regency Centers Corp. (Diversified REITs)	24
260	Regeneron Pharmaceuticals, Inc. (Biotechnology)(b)	214
2,436	Regions Financial Corp. (Banks)	45
131	Reliance Steel & Aluminum Co. (Metals & Mining)	34
124	Repligen Corp. (Life Sciences Tools & Services)(b)	21
540	Republic Services, Inc. (Commercial Services & Supplies)	73
354	ResMed, Inc. (Health Care Equipment & Supplies)	78
760	Rivian Automotive, Inc., Class - A (Automobile Components)(b)	12
298	Robert Half International, Inc. (Professional Services)	24
836	ROBLOX Corp., Class - A (Entertainment)(b)	38
282	Rockwell Automation, Inc. (Electrical Equipment)	83
288	Roku, Inc. (Entertainment)(b)	19
474	Rollins, Inc. (Commercial Services & Supplies)	18
254	Roper Technologies, Inc. (Software)	112
862	Ross Stores, Inc. (Specialty Retail)	91
830	Royalty Pharma PLC, Class - A (Pharmaceuticals)	30
327	RPM International, Inc. (Chemicals)	29
796	S&P Global, Inc. (Capital Markets)	274
2,440	Salesforce, Inc. (Software)(b)	487
253	SBA Communications Corp. (Specialized REITs)	66
3,424	Schlumberger N.V. (Energy Equipment & Services)	168
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
332	Seagen, Inc. (Biotechnology)(b)	$67
371	Sealed Air Corp. (Containers & Packaging)	17
766	Sempra Energy (Multi-Utilities)	116
483	ServiceNow, Inc. (Software)(b)	224
815	Simon Property Group, Inc. (Retail REITs)	91
1,436	Sirius XM Holdings, Inc. (Media)	6
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	47
2,657	Snap, Inc., Class - A (Interactive Media & Services)(b)	30
132	Snap-on, Inc. (Machinery)	33
541	Snowflake, Inc., Class - A (IT Services)(b)	83
410	Southwest Airlines Co. (Passenger Airlines)	13
394	Splunk, Inc. (Software)(b)	38
388	Stanley Black & Decker, Inc. (Machinery)	31
2,775	Starbucks Corp. (Hotels, Restaurants & Leisure)	289
856	State Street Corp. (Capital Markets)	65
433	Steel Dynamics, Inc. (Metals & Mining)	49
832	Stryker Corp. (Health Care Equipment & Supplies)	238
289	Sun Communities, Inc. (Diversified REITs)	41
1,121	Synchrony Financial (Consumer Finance)	33
371	Synopsys, Inc. (Software)(b)	143
1,248	Sysco Corp. (Consumer Staples Distribution & Retail)	96
548	T. Rowe Price Group, Inc. (Capital Markets)	62
387	Take-Two Interactive Software, Inc. (Entertainment)(b)	46
560	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	41
1,120	Target Corp. (Broadline Retail)	186
112	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(b)	50
118	Teleflex, Inc. (Health Care Equipment & Supplies)	30
356	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	38
6,499	Tesla, Inc. (Automobile Components)(b)	1,347
2,155	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	401
538	Textron, Inc. (Aerospace & Defense)	38
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	40
682	The Allstate Corp. (Insurance)	76
1,892	The Bank of New York Mellon Corp. (Capital Markets)	86
1,390	The Boeing Co. (Aerospace & Defense)(b)	295
450	The Carlyle Group, Inc. (Capital Markets)	14
11,782	The Charles Schwab Corp. (Capital Markets)	618
734	The Cigna Group (Health Care Providers & Services)	188
320	The Clorox Co. (Household Products)	51
9,847	The Coca-Cola Co. (Beverages)	611
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	47
3,649	The Estee Lauder Companies, Inc. (Personal Care Products)	900
828	The Goldman Sachs Group, Inc. (Capital Markets)	271
758	The Hartford Financial Services Group, Inc. (Insurance)	53

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
358	The Hershey Co. (Food Products)	$91
2,455	The Home Depot, Inc. (Specialty Retail)	725
935	The Interpublic Group of Companies, Inc. (Media)	35
272	The J.M. Smucker Co. (Food Products)	43
1,776	The Kraft Heinz Co. (Food Products)	69
1,736	The Kroger Co. (Consumer Staples Distribution & Retail)	86
882	The Mosaic Co. (Chemicals)	40
5,755	The Procter & Gamble Co. (Household Products)	856
1,421	The Progressive Corp. (Insurance)	203
612	The Sherwin-Williams Co. (Chemicals)	138
2,642	The Southern Co. (Electric Utilities)	184
2,823	The TJX Companies, Inc. (Specialty Retail)	221
240	The Toro Co. (Machinery)	27
1,083	The Trade Desk, Inc., Class - A (Media)(b)	66
578	The Travelers Companies, Inc. (Insurance)	99
4,432	The Walt Disney Co. (Entertainment)(b)	444
2,892	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	86
1,129	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	651
10,443	T-Mobile US, Inc. (Wireless Telecommunication Services)(b)	1,511
623	Toast, Inc., Class - A (IT Services)(b)	11
280	Tractor Supply Co. (Specialty Retail)	66
239	Tradeweb Markets, Inc., Class - A (Capital Markets)	19
579	Trane Technologies PLC (Building Products)	107
129	TransDigm Group, Inc. (Aerospace & Defense)	95
480	TransUnion (Professional Services)	30
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(b)	33
3,214	Truist Financial Corp. (Banks)	110
396	Twilio, Inc., Class - A (IT Services)(b)	26
99	Tyler Technologies, Inc. (Software)(b)	35
645	Tyson Foods, Inc., Class - A (Food Products)	38
3,445	U.S. Bancorp (Banks)	124
3,598	Uber Technologies, Inc. (Ground Transportation)(b)	114
748	UDR, Inc. (Diversified REITs)	31
502	UGI Corp. (Gas Utilities)	17
198	U-Haul Holding Co. (Ground Transportation)	10
127	Ulta Beauty, Inc. (Specialty Retail)(b)	69
1,459	Union Pacific Corp. (Ground Transportation)	294
1,789	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	347
172	United Rentals, Inc. (Trading Companies & Distributors)	68
102	United Therapeutics Corp. (Biotechnology)(b)	23
5,304	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,506
723	Unity Software, Inc. (Software)(b)	23
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	18
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	23
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
949	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$132
333	Veeva Systems, Inc., Class - A (Health Care Technology)(b)	61
976	Ventas, Inc. (Diversified REITs)	42
244	VeriSign, Inc. (IT Services)(b)	52
385	Verisk Analytics, Inc., Class - A (Professional Services)	74
10,161	Verizon Communications, Inc. (Diversified Telecommunication Services)	395
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(b)	199
3,079	Viatris, Inc. (Pharmaceuticals)	30
2,341	VICI Properties, Inc. (Diversified REITs)	76
7,426	Visa, Inc., Class - A (IT Services)	1,674
1,051	Vistra Corp. (Independent Power and Renewable Electricity Producers)	25
508	VMware, Inc., Class - A (Software)(b)	63
338	Vulcan Materials Co. (Construction Materials)	58
550	W.R. Berkley Corp. (Insurance)	34
109	W.W. Grainger, Inc. (Trading Companies & Distributors)	75
1,782	Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	62
3,599	Walmart, Inc. (Consumer Staples Distribution & Retail)	531
5,726	Warner Bros Discovery, Inc. (Entertainment)(b)	86
977	Waste Management, Inc. (Commercial Services & Supplies)	159
148	Waters Corp. (Life Sciences Tools & Services)(b)	46
383	Webster Financial Corp. (Banks)	15
793	WEC Energy Group, Inc. (Multi-Utilities)	75
9,265	Wells Fargo & Co. (Banks)	346
1,122	Welltower, Inc. (Diversified REITs)	80
180	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	62
736	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(b)	28
377	Westinghouse Air Brake Technologies Corp. (Machinery)	38
121	Westlake Corp. (Chemicals)	14
649	WestRock Co. (Containers & Packaging)	20
1,723	Weyerhaeuser Co. (Diversified REITs)	52
104	Whirlpool Corp. (Household Durables)	14
298	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(b)	19
495	Workday, Inc., Class - A (Software)(b)	102
467	WP Carey, Inc. (Diversified REITs)	36
260	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(b)	29
1,316	Xcel Energy, Inc. (Electric Utilities)	89
459	Xylem, Inc. (Machinery)	48
687	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	91
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(b)	40
384	Zillow Group, Inc., Class - C (Real Estate Management & Development)(b)	17
508	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	66

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,118	Zoetis, Inc. (Pharmaceuticals)	$186
577	Zoom Video Communications, Inc., Class - A (Software)(b)	43
564	ZoomInfo Technologies, Inc. (Interactive Media & Services)(b)	14
199	Zscaler, Inc. (Software)(b)	23
		101,765
	Total Common Stocks	154,158

	Preferred Stocks — 0.03%
	Germany — 0.03%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobile Components)	12
65	Sartorius AG — Preferred (Life Sciences Tools & Services)	28
	Total Preferred Stocks	40

	Investment Company — 0.35%
542,498	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(d)	542
	Total Investment Company	542

	Total Investments (cost $119,529) — 99.36%	154,740
	Other assets in excess of liabilities — 0.64%	1,002

	Net Assets - 100.00%	$155,742

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Security was valued using significant unobservable inputs as of March 31, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio
Portfolio of Investments (concluded)  — March 31, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	81.20%	-	17.78%	98.98%
Preferred Stocks	0.03%	-	-	0.03%
Investment Company	0.07%	0.28%	-	0.35%
Other Assets (Liabilities)	0.24%	0.07%	0.33%	0.64%
Total Net Assets	81.54%	0.35%	18.11%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.48%
	Australia — 2.26%
168	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$3
1,776	ANZ Group Holdings Ltd. (Banks)	27
606	APA Group (Gas Utilities)	4
361	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	9
125	ASX Ltd. (Capital Markets)	5
90	Atlassian Corp., Class - A (Software)(a)	15
1,354	Aurizon Holdings Ltd. (Ground Transportation)	3
2,967	BHP Group Ltd. (Metals & Mining)	95
248	BlueScope Steel Ltd. (Metals & Mining)	3
914	Brambles Ltd. (Commercial Services & Supplies)	8
41	Cochlear Ltd. (Health Care Equipment & Supplies)	7
780	Coles Group Ltd. (Consumer Staples Distribution & Retail)	9
991	Commonwealth Bank of Australia (Banks)	66
306	Computershare Ltd. (IT Services)	4
551	Dexus (Diversified REITs)	3
153	EBOS Group Ltd. (Health Care Providers & Services)	4
980	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	4
982	Fortescue Metals Group Ltd. (Metals & Mining)	15
976	Goodman Group (Diversified REITs)	12
115	IDP Education Ltd. (Diversified Consumer Services)	2
356	IGO Ltd. (Metals & Mining)	3
1,294	Insurance Australia Group Ltd. (Insurance)	4
364	LendLease Group (Real Estate Management & Development)(b)	2
221	Macquarie Group Ltd. (Capital Markets)	26
1,579	Medibank Private Ltd. (Insurance)	4
96	Mineral Resources Ltd. (Metals & Mining)	5
2,016	Mirvac Group (Diversified REITs)	3
1,886	National Australia Bank Ltd. (Banks)	36
562	Newcrest Mining Ltd. (Metals & Mining)	10
709	Northern Star Resources Ltd. (Metals & Mining)	6
315	Orica Ltd. (Chemicals)	3
902	Origin Energy Ltd. (Electric Utilities)	5
1,183	Pilbara Minerals Ltd. (Metals & Mining)	3
503	Qantas Airways Ltd. (Passenger Airlines)(a)	2
889	QBE Insurance Group Ltd. (Insurance)	9
29	REA Group Ltd. (Interactive Media & Services)	3
114	Reece Ltd. (Trading Companies & Distributors)	1
236	Rio Tinto Ltd. (Metals & Mining)	19
1,705	Santos Ltd. (Oil, Gas & Consumable Fuels)(b)	8
3,327	Scentre Group (Diversified REITs)	6
244	SEEK Ltd. (Interactive Media & Services)	4
239	Sonic Healthcare Ltd. (Health Care Providers & Services)	6
2,852	South32 Ltd. (Metals & Mining)	8
1,290	Stockland (Diversified REITs)	3
658	Suncorp Group Ltd. (Insurance)	5
2,120	Telstra Corp. Ltd. (Diversified Telecommunication Services)	6
912	The GPT Group (Diversified REITs)	3
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
1,446	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	$5
1,743	Transurban Group (Transportation Infrastructure)	17
413	Treasury Wine Estates Ltd. (Beverages)	4
2,104	Vicinity Centres (Diversified REITs)(b)	3
103	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
683	Wesfarmers Ltd. (Broadline Retail)	23
2,082	Westpac Banking Corp. (Banks)	30
84	WiseTech Global Ltd. (Software)	4
217	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	5
910	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	20
741	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	19
		623

	Austria — 0.06%
216	Erste Group Bank AG (Banks)(b)	8
74	OMV AG (Oil, Gas & Consumable Fuels)	3
47	Verbund AG (Electric Utilities)	4
57	Voestalpine AG (Metals & Mining)	2
		17

	Belgium — 0.28%
91	Ageas SA (Insurance)	4
508	Anheuser-Busch InBev N.V. (Beverages)	35
20	D'ieteren Group (Distributors)	4
17	Elia Group SA (Electric Utilities)(b)	2
51	Groupe Bruxelles Lambert SA (Financial Services)	4
130	KBC Group N.V. (Banks)	9
9	Sofina SA (Financial Services)	2
48	Solvay SA, Class - A (Chemicals)	5
80	UCB SA (Pharmaceuticals)	7
108	Umicore SA (Chemicals)(b)	4
108	Warehouses De Pauw CVA (Diversified REITs)	3
		79

	Bermuda — 0.13%
222	Arch Capital Group Ltd. (Insurance)(a)	15
85	Bunge Ltd. (Food Products)	8
24	Everest Re Group Ltd. (Insurance)	9
187	Invesco Ltd. (Capital Markets)	3
		35

	Canada — 3.94%
267	Agnico Eagle Mines Ltd. (Metals & Mining)	14
100	Air Canada (Passenger Airlines)(a)(b)	1
343	Algonquin Power & Utilities Corp. (Multi-Utilities)	3
489	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	25
144	AltaGas Ltd. (Gas Utilities)	2
461	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	5
401	Bank of Montreal (Banks)	36
1,007	Barrick Gold Corp. (Metals & Mining)	19
64	BCE, Inc. (Diversified Telecommunication Services)	3
196	Brookfield Asset Management Ltd., Class - A (Capital Markets)	6
839	Brookfield Corp. (Capital Markets)	27

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
36	BRP, Inc. (Leisure Products)	$3
263	Cameco Corp. (Oil, Gas & Consumable Fuels)	7
77	Canadian Apartment Properties REIT (Diversified REITs)(b)	3
541	Canadian Imperial Bank of Commerce (Banks)	23
347	Canadian National Railway Co. (Ground Transportation)	41
664	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	37
549	Canadian Pacific Railway Ltd. (Ground Transportation)	42
31	Canadian Tire Corp. Ltd., Class - A (Broadline Retail)	4
49	Canadian Utilities Ltd., Class - A (Multi-Utilities)	1
81	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	4
864	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	15
127	CGI, Inc. (IT Services)(a)	12
12	Constellation Software, Inc. (Software)	23
171	Dollarama, Inc. (Broadline Retail)	10
204	Element Fleet Management Corp. (Financial Services)(b)	3
151	Emera, Inc. (Electric Utilities)	6
85	Empire Co. Ltd. (Consumer Staples Distribution & Retail)	2
1,209	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	46
14	Fairfax Financial Holdings Ltd. (Insurance)	9
346	First Quantum Minerals Ltd. (Metals & Mining)	8
20	FirstService Corp. (Real Estate Management & Development)	3
277	Fortis, Inc. (Electric Utilities)	12
114	Franco-Nevada Corp. (Metals & Mining)	17
40	George Weston Ltd. (Consumer Staples Distribution & Retail)	5
127	GFL Environmental, Inc. (Commercial Services & Supplies)	4
97	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	3
174	Great-West Lifeco, Inc. (Insurance)	5
166	Hydro One Ltd. (Electric Utilities)(b)	5
53	iA Financial Corp., Inc. (Insurance)	3
50	IGM Financial, Inc. (Capital Markets)	1
120	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	6
108	Intact Financial Corp. (Insurance)	15
463	Ivanhoe Mines Ltd. (Metals & Mining)(a)	4
121	Keyera Corp. (Oil, Gas & Consumable Fuels)	3
776	Kinross Gold Corp. (Metals & Mining)	4
87	Loblaw Companies Ltd. (Consumer Staples Distribution & Retail)	8
69	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	25
340	Lundin Mining Corp. (Metals & Mining)(b)	2
150	Magna International, Inc. (Automobile Components)	8
1,136	Manulife Financial Corp. (Insurance)	21
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
127	Metro, Inc. (Consumer Staples Distribution & Retail)	$7
201	National Bank of Canada (Banks)	14
118	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	3
302	Nutrien Ltd. (Chemicals)	22
31	Nuvei Corp. (Financial Services)(a)	1
42	Onex Corp. (Financial Services)	2
135	Open Text Corp. (Software)(b)	5
111	Pan American Silver Corp. (Metals & Mining)	2
80	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	2
333	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	11
328	Power Corp. of Canada (Insurance)	8
78	Quebecor, Inc., Class - B (Media)	2
169	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	11
72	RioCan Real Estate Investment Trust (Diversified REITs)(b)	1
63	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	4
210	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	10
816	Royal Bank of Canada (Banks)	79
141	Saputo, Inc. (Food Products)(b)	4
283	Shaw Communications, Inc., Class - B (Media)	8
704	Shopify, Inc. (IT Services)(a)	34
349	Sun Life Financial, Inc. (Insurance)	16
813	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	25
601	TC Energy Corp. (Oil, Gas & Consumable Fuels)	23
258	Teck Resources Ltd., Class - B (Metals & Mining)	9
291	TELUS Corp. (Diversified Telecommunication Services)	6
43	TFI International, Inc. (Ground Transportation)	5
711	The Bank of Nova Scotia (Banks)	36
42	The Descartes Systems Group, Inc. (Software)(a)	3
1,082	The Toronto-Dominion Bank (Banks)	65
101	Thomson Reuters Corp. (Professional Services)	13
28	TMX Group Ltd. (Capital Markets)	3
47	Toromont Industries Ltd. (Trading Companies & Distributors)	4
177	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	7
155	Waste Connections, Inc. (Commercial Services & Supplies)	22
37	West Fraser Timber Co. Ltd. (Paper & Forest Products)	3
271	Wheaton Precious Metals Corp. (Metals & Mining)	13
73	WSP Global, Inc. (Construction & Engineering)	10
		1,087

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 0.03%
18	Futu Holdings Ltd., ADR (Capital Markets)(a)	$1
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	5
1,000	SITC International Holdings Co. Ltd. (Marine Transportation)	2
		8

	Denmark — 0.39%
2	A.P. Moller - Maersk A/S, Class - A (Marine Transportation)	4
3	A.P. Moller - Maersk A/S, Class - B (Marine Transportation)	5
61	Carlsberg A/S, Class - B (Beverages)	9
55	Christian Hansen Holding A/S (Chemicals)(b)	4
73	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	10
370	Danske Bank A/S (Banks)(a)	7
51	Demant A/S (Health Care Equipment & Supplies)(a)	2
110	DSV A/S (Air Freight & Logistics)	21
130	Novozymes A/S, B Shares (Chemicals)	7
114	Orsted A/S (Electric Utilities)(b)	10
50	Pandora A/S (Textiles, Apparel & Luxury Goods)	5
5	ROCKWOOL A/S, Class - B (Building Products)	1
192	Tryg A/S (Insurance)(b)	4
605	Vestas Wind Systems A/S (Electrical Equipment)	18
		107

	Finland — 0.38%
73	Elisa Oyj (Diversified Telecommunication Services)	4
234	Fortum Oyj (Electric Utilities)(a)	4
138	Kesko Oyj, Class - B (Consumer Staples Distribution & Retail)	3
202	Kone Oyj, Class - B (Machinery)	11
468	Metso Outotec Oyj (Machinery)(b)	5
249	Neste Oyj (Oil, Gas & Consumable Fuels)	12
3,319	Nokia Oyj (Communications Equipment)	16
1,868	Nordea Bank Abp (Banks)	20
279	Sampo Oyj, Class - A (Insurance)	13
299	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	4
314	UPM-Kymmene Oyj (Paper & Forest Products)(a)	11
235	Wartsila Oyj Abp (Machinery)	2
		105

	France — 3.34%
84	Accor SA (Hotels, Restaurants & Leisure)(a)	3
16	Aeroports de Paris (Transportation Infrastructure)(a)	2
307	Air Liquide SA (Chemicals)	51
199	Alstom SA (Machinery)	5
30	Amundi SA (Capital Markets)	2
31	Arkema SA (Chemicals)	3
1,111	AXA SA (Insurance)	34
22	BioMerieux (Health Care Equipment & Supplies)	2
660	BNP Paribas SA (Banks)	39
481	Bollore SA (Entertainment)	3
Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
154	Bouygues SA (Construction & Engineering)	$5
163	Bureau Veritas SA (Professional Services)(b)	5
97	Capgemini SE (IT Services)	18
320	Carrefour SA (Consumer Staples Distribution & Retail)(b)	6
301	Cie de Saint-Gobain (Building Products)	17
387	Cie Generale des Etablissements Michelin SCA (Automobile Components)(a)	12
25	Covivio (Diversified REITs)	1
720	Credit Agricole SA (Banks)	8
384	Danone SA (Food Products)	24
410	Dassault Systemes SE (Software)	17
153	Edenred (IT Services)	9
54	Eiffage SA (Construction & Engineering)(b)	6
1,038	Engie SA (Multi-Utilities)	16
169	EssilorLuxottica SA (Health Care Equipment & Supplies)	30
23	Eurazeo SE (Financial Services)	2
23	Gecina SA (Diversified REITs)(b)	2
218	Getlink SE (Transportation Infrastructure)	4
19	Hermes International (Textiles, Apparel & Luxury Goods)	38
17	Ipsen SA (Pharmaceuticals)	2
44	Kering SA (Textiles, Apparel & Luxury Goods)	29
138	Klepierre SA (Diversified REITs)	3
59	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	2
162	Legrand SA (Electrical Equipment)	15
143	L'Oreal SA (Personal Care Products)	64
164	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	152
1,143	Orange SA (Diversified Telecommunication Services)(b)	14
118	Pernod Ricard SA (Beverages)	27
136	Publicis Groupe SA (Media)	11
17	Remy Cointreau SA (Beverages)	3
99	Renault SA (Automobile Components)(a)	4
316	Schneider Electric SE (Electrical Equipment)(b)	53
16	SEB SA (Household Durables)	2
490	Societe Generale SA (Banks)	11
54	Sodexo SA (Hotels, Restaurants & Leisure)	5
35	Teleperformance (Professional Services)	8
1,456	TotalEnergies SE (Oil, Gas & Consumable Fuels)	86
66	Unibail-Rodamco-Westfield (Diversified REITs)(a)	4
119	Valeo (Automobile Components)	2
401	Veolia Environnement SA (Multi-Utilities)	12
322	Vinci SA (Construction & Engineering)	37
387	Vivendi SE (Media)	4
15	Wendel SE (Financial Services)	2
148	Worldline SA (Financial Services)(a)	6
		922

	Germany — 2.13%
95	adidas AG (Textiles, Apparel & Luxury Goods)	17
243	Allianz SE (Insurance)	56
615	Aroundtown SA (Real Estate Management & Development)(b)	1
551	BASF SE (Chemicals)	29

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
183	Bayerische Motoren Werke AG (Automobile Components)	$20
45	Bechtle AG (IT Services)	2
95	Brenntag AG (Trading Companies & Distributors)	7
23	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	3
558	Commerzbank AG (Banks)(a)	6
57	Continental AG (Automobile Components)	4
123	Covestro AG (Chemicals)	5
273	Daimler Truck Holding AG (Machinery)(a)	9
111	Delivery Hero SE (Hotels, Restaurants & Leisure)(a)	4
1,291	Deutsche Bank AG, Registered Shares (Capital Markets)	13
114	Deutsche Boerse AG (Capital Markets)	22
304	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a)(b)	3
588	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	28
1,953	Deutsche Telekom AG (Diversified Telecommunication Services)(b)	47
71	Dr. Ing. h.c. F. Porsche AG (Automobile Components)(a)	9
1,300	E.ON SE (Multi-Utilities)	16
105	Evonik Industries AG (Chemicals)	2
108	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	5
110	GEA Group AG (Machinery)	5
37	Hannover Rueck SE (Insurance)	7
76	HeidelbergCement AG (Construction Materials)	6
88	HelloFresh SE (Consumer Staples Distribution & Retail)(a)	2
101	Henkel AG & Co. KGaA, Preference Shares (Household Products)	8
50	Henkel AG & Co. KGAA (Household Products)	4
776	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	32
41	Knorr-Bremse AG (Machinery)	3
41	LEG Immobilien AG (Real Estate Management & Development)	2
467	Mercedes-Benz Group AG (Automobile Components)	36
34	MTU Aero Engines AG (Aerospace & Defense)	9
84	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	29
35	Nemetschek SE (Software)	2
61	Puma SE (Textiles, Apparel & Luxury Goods)(b)	4
3	Rational AG (Machinery)	2
392	RWE AG (Independent Power and Renewable Electricity Producers)	17
611	SAP SE (Software)	77
49	Scout24 AG (Interactive Media & Services)	3
257	Siemens Energy AG (Electrical Equipment)(a)(b)	6
81	Symrise AG (Chemicals)(b)	9
627	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	2
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
58	United Internet AG (Diversified Telecommunication Services)(b)	$1
16	Volkswagen AG (Automobile Components)	3
423	Vonovia SE (Real Estate Management & Development)	8
121	Zalando SE (Specialty Retail)(a)	5
		590

	Hong Kong — 0.86%
7,092	AIA Group Ltd. (Insurance)	73
2,000	BOC Hong Kong Holdings Ltd. (Banks)	6
700	Budweiser Brewing Co. APAC Ltd. (Beverages)	2
1,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	6
1,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	9
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	7
1,000	ESR Cayman Ltd. (Real Estate Management & Development)	2
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	7
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2
400	Hang Seng Bank Ltd. (Banks)	6
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	3
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	3
7,985	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	7
723	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	32
700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3
1,000	MTR Corp. Ltd. (Ground Transportation)	5
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	3
779	Power Assets Holdings Ltd. (Electric Utilities)	4
1,600	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	6
2,098	Sino Land Co. Ltd. (Real Estate Management & Development)	3
1,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	14
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	2
757	Techtronic Industries Co. Ltd. (Machinery)	8
1,566	The Link Real Estate Investment Trust (Diversified REITs)	10
4,728	WH Group Ltd. (Food Products)	3
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	6
1,000	Xinyi Glass Holdings Ltd. (Building Products)	2
		238

	Ireland (Republic of) — 0.84%
73	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Ireland (Republic of) (continued)
612	AIB Group PLC (Banks)	$2
50	Allegion PLC (Building Products)	5
709	Bank of Ireland Group PLC (Banks)	7
418	CRH PLC (Construction Materials)(b)	21
232	Eaton Corp. PLC (Electrical Equipment)	40
550	Experian PLC (Professional Services)	18
100	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(a)	18
126	Horizon Therapeutics PLC (Biotechnology)(a)	14
234	James Hardie Industries PLC (Construction Materials)	5
83	Kingspan Group PLC (Building Products)	6
774	Medtronic PLC (Health Care Equipment & Supplies)	63
93	Pentair PLC (Machinery)	5
117	Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	8
130	Smurfit Kappa Group PLC (Containers & Packaging)(b)	5
59	STERIS PLC (Health Care Equipment & Supplies)	11
		232

	Isle of Man — 0.02%
367	Entain PLC (Hotels, Restaurants & Leisure)	6

	Israel — 0.22%
44	Azrieli Group Ltd. (Real Estate Management & Development)	3
672	Bank Hapoalim BM (Banks)	6
842	Bank Leumi Le (Banks)	6
1,734	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	2
56	Check Point Software Technologies Ltd. (Software)(a)	7
23	CyberArk Software Ltd. (Software)(a)	3
362	ICL Group Ltd. (Chemicals)	2
—	Isracard Ltd. (Consumer Finance)	—
596	Israel Discount Bank Ltd., Class - A (Banks)	3
97	Mizrahi Tefahot Bank Ltd. (Banks)	3
33	Nice Ltd. (Software)(a)	8
33	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	11
33	The First International Bank Of Israel Ltd. (Banks)	1
55	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)	2
16	Wix.com Ltd. (IT Services)(a)	2
12	Wix.com Ltd. (IT Services)(a)	1
		60

	Italy — 0.68%
62	Amplifon SpA (Health Care Providers & Services)	2
674	Assicurazioni Generali SpA (Insurance)	13
265	Davide Campari-Milano N.V. (Beverages)	3
13	DiaSorin SpA (Health Care Equipment & Supplies)	1
4,907	Enel SpA (Electric Utilities)(b)	29
1,507	Eni SpA (Oil, Gas & Consumable Fuels)	21
77	Ferrari N.V. (Automobile Components)	21
344	FinecoBank Banca Fineco SpA (Banks)	5
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
208	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	$3
9,464	Intesa Sanpaolo SpA (Banks)(b)	24
318	Mediobanca Banca di Credito Finanziario SpA (Banks)	3
139	Moncler SpA (Textiles, Apparel & Luxury Goods)	10
360	Nexi SpA (IT Services)(a)	3
367	Poste Italiane SpA (Insurance)	4
133	Prusmian SpA (Electrical Equipment)	6
49	Recordati SpA (Pharmaceuticals)	2
1,265	Snam SpA (Gas Utilities)	7
4,827	Telecom Italia SpA (Diversified Telecommunication Services)(a)	2
946	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	8
1,107	UniCredit SpA (Banks)	21
		188

	Japan — 6.15%
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	9
400	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	8
100	AGC, Inc. (Building Products)	4
100	Aisin Corp. (Automobile Components)	3
100	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	2
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	2
800	Asahi Kasei Corp. (Chemicals)	6
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	3
300	Bandai Namco Holdings, Inc. (Leisure Products)	6
100	BayCurrent Consulting, Inc. (Professional Services)	4
333	Bridgestone Corp. (Automobile Components)	14
200	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	3
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	13
100	Capcom Co. Ltd. (Entertainment)	4
100	Central Japan Railway Co. (Ground Transportation)	12
400	Chubu Electric Power Co., Inc. (Electric Utilities)	4
900	Concordia Financial Group Ltd. (Banks)	3
300	CyberAgent, Inc. (Media)	3
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	3
90	Daifuku Co. Ltd. (Machinery)	2
586	Dai-ichi Life Holdings, Inc. (Insurance)	11
120	Daikin Industries Ltd. (Building Products)	22
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	7
1	Daiwa House REIT Investment Corp. (Diversified REITs)	2
900	Daiwa Securities Group, Inc. (Capital Markets)	4
256	Denso Corp. (Automobile Components)	14
100	Dentsu Group, Inc. (Media)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
105	Disco Corp. (Semiconductors & Semiconductor Equipment)	$12
200	East Japan Railway Co. (Ground Transportation)	11
1,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	6
745	FANUC Corp. (Machinery)	27
100	Fast Retailing Co. Ltd. (Specialty Retail)	22
100	Fuji Electric Co. Ltd. (Electrical Equipment)	4
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	10
152	Fujitsu Ltd. (IT Services)(b)	21
3	GLP J-REIT (Diversified REITs)(b)	3
100	Hakuhodo DY Holdings, Inc. (Media)	1
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	5
100	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	3
27	Hikari Tsushin, Inc. (Specialty Retail)	4
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	2
1,000	Honda Motor Co. Ltd. (Automobile Components)	26
100	Hoshizaki Corp. (Machinery)	4
200	HOYA Corp. (Health Care Equipment & Supplies)	22
200	Hulic Co. Ltd. (Real Estate Management & Development)(b)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	4
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	3
100	Iida Group Holdings Co. Ltd. (Household Durables)	2
700	Inpex Corp. (Oil, Gas & Consumable Fuels)	7
300	Isuzu Motors Ltd. (Automobile Components)	4
700	ITOCHU Corp. (Trading Companies & Distributors)	23
100	Itochu Techno-Solutions Corp. (IT Services)	2
48	Japan Airlines Co. Ltd. (Passenger Airlines)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	5
800	Japan Post Bank Co. Ltd. (Banks)(b)	7
1,400	Japan Post Holdings Co. Ltd. (Insurance)(b)	11
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Diversified REITs)	4
4	Japan Retail Fund Investment Corp. (Diversified REITs)	3
300	JFE Holdings, Inc. (Metals & Mining)	4
200	Kajima Corp. (Construction & Engineering)	2
327	Kao Corp. (Personal Care Products)	13
974	KDDI Corp. (Wireless Telecommunication Services)	30
32	Keio Corp. (Ground Transportation)	1
100	Keisei Electric Railway Co. Ltd. (Ground Transportation)	3
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	$66
100	Kikkoman Corp. (Food Products)	5
100	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	3
500	Kirin Holdings Co. Ltd. (Beverages)	8
100	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	3
100	Koei Tecmo Holdings Co. Ltd. (Entertainment)	2
168	Koito Manufacturing Co. Ltd. (Automobile Components)	3
500	Komatsu Ltd. (Machinery)	12
100	Konami Group Corp. (Entertainment)	5
43	Kose Corp. (Personal Care Products)	5
600	Kubota Corp. (Machinery)	9
100	Kurita Water Industries Ltd. (Machinery)	5
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	10
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	4
200	Lixil Corp. (Building Products)	3
300	M3, Inc. (Health Care Technology)	8
100	Makita Corp. (Machinery)	2
900	Marubeni Corp. (Trading Companies & Distributors)	12
100	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	5
300	Mazda Motor Corp. (Automobile Components)	3
200	MINEBEA MITSUMI, Inc. (Machinery)	4
200	MISUMI Group, Inc. (Machinery)	5
800	Mitsubishi Corp. (Trading Companies & Distributors)	29
1,100	Mitsubishi Electric Corp. (Electrical Equipment)	13
700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	8
500	Mitsubishi HC Capital, Inc. (Financial Services)	3
200	Mitsubishi Heavy Industries Ltd. (Machinery)	7
7,079	Mitsubishi UFJ Financial Group, Inc. (Banks)	45
800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	25
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	9
200	Mitsui O.S.K. Lines Ltd. (Marine Transportation)	5
1,410	Mizuho Financial Group, Inc. (Banks)	20
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	3
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	7
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	21
130	NEC Corp. (IT Services)	5
300	Nexon Co. Ltd. (Entertainment)	7
100	NGK Insulators Ltd. (Machinery)	1
300	Nidec Corp. (Electrical Equipment)	16
200	Nihon M&A Center Holdings, Inc. (Professional Services)	1

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
650	Nintendo Co. Ltd. (Entertainment)	$25
1	Nippon Building Fund, Inc. (Diversified REITs)	4
600	Nippon Paint Holdings Co. Ltd. (Chemicals)(b)	6
1	Nippon Prologis REIT, Inc. (Diversified REITs)(b)	2
100	Nippon Sanso Holdings Corp. (Chemicals)	2
500	Nippon Steel Corp. (Metals & Mining)(b)	12
662	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	20
300	Nippon Yusen KK (Marine Transportation)	7
1,300	Nissan Motor Co. Ltd. (Automobile Components)	5
154	Nisshin Seifun Group, Inc. (Food Products)	2
100	Nitto Denko Corp. (Chemicals)	6
1,500	Nomura Holdings, Inc. (Capital Markets)	6
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2
3	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	3
235	Nomura Research Institute Ltd. (IT Services)	5
400	NTT Data Corp. (IT Services)	5
400	Obayashi Corp. (Construction & Engineering)	3
200	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	3
500	Oji Paper Co. Ltd. (Paper & Forest Products)	2
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	9
49	Oracle Corp. (Software)	4
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	17
700	ORIX Corp. (Financial Services)	12
200	Osaka Gas Co. Ltd. (Gas Utilities)	3
34	OTSUKA Corp. (IT Services)	1
168	Pan Pacific International Holdings Corp. (Broadline Retail)	3
1,400	Panasonic Holdings Corp. (Household Durables)	13
100	Persol Holdings Co. Ltd. (Professional Services)(b)	2
500	Rakuten Group, Inc. (Broadline Retail)	2
900	Recruit Holdings Co. Ltd. (Professional Services)	25
700	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	10
1,300	Resona Holdings, Inc. (Banks)	6
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	3
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
100	SBI Holdings, Inc. (Capital Markets)	2
100	SCSK Corp. (IT Services)	1
100	Secom Co. Ltd. (Commercial Services & Supplies)	6
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	3
200	Sekisui Chemical Co. Ltd. (Household Durables)	3
400	Sekisui House Ltd. (Household Durables)	8
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
467	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	$21
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	3
300	Sharp Corp. (Household Durables)(b)	2
300	Shimizu Corp. (Construction & Engineering)	2
1,000	Shin-Etsu Chemical Co. Ltd. (Chemicals)	32
400	Shizuoka Financial Group, Inc. (Banks)	3
1,700	Softbank Corp. (Wireless Telecommunication Services)	20
718	SoftBank Group Corp. (Wireless Telecommunication Services)	28
200	Sompo Holdings, Inc. (Insurance)	8
700	Sony Group Corp. (Household Durables)	64
400	Subaru Corp. (Automobile Components)	6
200	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	3
700	Sumitomo Corp. (Trading Companies & Distributors)	12
400	Sumitomo Electric Industries Ltd. (Automobile Components)	5
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	4
800	Sumitomo Mitsui Financial Group, Inc. (Banks)	32
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	5
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobile Components)	7
300	T&D Holdings, Inc. (Insurance)	4
100	Taisei Corp. (Construction & Engineering)	3
200	TDK Corp. (Electronic Equipment, Instruments & Components)	7
400	Terumo Corp. (Health Care Equipment & Supplies)	11
400	The Chiba Bank Ltd. (Banks)	3
500	The Kansai Electric Power Co., Inc. (Electric Utilities)	5
100	TIS, Inc. (IT Services)	3
145	Tobu Railway Co. Ltd. (Ground Transportation)	3
45	Toho Co. Ltd. (Entertainment)	2
1,093	Tokio Marine Holdings, Inc. (Insurance)	21
900	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	3
300	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	37
200	Tokyo Gas Co. Ltd. (Gas Utilities)	4
300	Tokyu Corp. (Ground Transportation)	4
200	TOPPAN, Inc. (Commercial Services & Supplies)	4
800	Toray Industries, Inc. (Chemicals)	5
200	Toshiba Corp. (Industrial Conglomerates)	7
100	Tosoh Corp. (Chemicals)	1
100	TOTO Ltd. (Building Products)	3
100	Toyota Industries Corp. (Machinery)	6
6,250	Toyota Motor Corp. (Automobile Components)	88
100	Trend Micro, Inc. (Software)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Unicharm Corp. (Household Products)	$8
200	USS Co. Ltd. (Specialty Retail)	3
100	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	2
100	Yakult Honsha Co. Ltd. (Food Products)	7
100	Yamaha Corp. (Leisure Products)	4
200	Yamaha Motor Co. Ltd. (Automobile Components)	5
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	3
100	Yaskawa Electric Corp. (Machinery)	4
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	4
100	ZOZO, Inc. (Specialty Retail)(b)	2
		1,700

	Jersey — 0.16%
5,842	Glencore PLC (Metals & Mining)(b)	34
61	Novocure Ltd. (Health Care Equipment & Supplies)(a)	4
616	WPP PLC (Media)	7
		45

	Liberia — 0.03%
136	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	9

	Luxembourg — 0.05%
325	ArcelorMittal SA (Metals & Mining)	10
259	Tenaris SA (Energy Equipment & Services)	4
		14

	Netherlands — 1.79%
224	ABN AMRO Bank N.V. (Banks)	4
13	Adyen N.V. (IT Services)(a)(b)	21
1,198	AEGON N.V. (Insurance)	5
114	Akzo Nobel N.V. (Chemicals)	9
34	Argenx SE (Biotechnology)(a)	13
28	ASM International N.V. (Semiconductors & Semiconductor Equipment)	11
238	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	161
632	CNH Industrial N.V. (Machinery)	10
62	Euronext N.V. (Capital Markets)	5
62	EXOR NV (Financial Services)(a)	5
71	Heineken Holding N.V. (Beverages)	7
151	Heineken N.V. (Beverages)(b)	16
31	IMCD NV (Trading Companies & Distributors)(b)	5
2,137	ING Groep N.V. (Banks)	25
59	JDE Peet's N.V. (Food Products)(b)	2
103	Just Eat Takeaway.com N.V. (Hotels, Restaurants & Leisure)(a)	2
585	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	20
103	Koninklijke DSM N.V. (Chemicals)	12
2,103	Koninklijke KPN N.V. (Diversified Telecommunication Services)	7
493	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	9
159	LyondellBasell Industries N.V., Class - A (Chemicals)	15
175	NN Group N.V. (Insurance)	6
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
156	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	$29
51	OCI N.V. (Chemicals)(b)	2
475	Prosus N.V. (Broadline Retail)(b)	37
79	Randstad N.V. (Professional Services)	5
404	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	22
433	Universal Music Group N.V. (Entertainment)	11
148	Wolters Kluwer N.V. (Professional Services)	19
		495

	New Zealand — 0.08%
657	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	4
304	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	5
634	Mercury NZ Ltd. (Electric Utilities)	3
828	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	3
1,066	Spark New Zealand Ltd. (Diversified Telecommunication Services)	3
89	Xero Ltd. (Software)(a)	5
		23

	Norway — 0.21%
161	Adevinta ASA (Interactive Media & Services)(a)	1
197	Aker BP ASA (Oil, Gas & Consumable Fuels)	5
533	DNB Bank ASA (Banks)	10
562	Equinor ASA (Oil, Gas & Consumable Fuels)	15
121	Gjensidige Forsikring ASA (Insurance)	2
220	Mowi ASA (Food Products)(b)	4
873	Norsk Hydro ASA (Metals & Mining)	7
382	Orkla ASA (Food Products)	3
33	Salmar ASA (Food Products)	1
373	Telenor ASA (Diversified Telecommunication Services)	4
111	Yara International ASA (Chemicals)	5
		57

	Panama — 0.02%
651	Carnival Corp. (Hotels, Restaurants & Leisure)(a)	7

	Portugal — 0.06%
1,828	EDP - Energias de Portugal SA (Electric Utilities)	10
282	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	3
201	Jeronimo Martins SGPS, SA (Consumer Staples Distribution & Retail)(b)	5
		18

	Singapore — 0.48%
2,350	Ascendas Real Estate Investment Trust (Diversified REITs)	5
2,740	CapitaLand Integrated Commercial Trust (Diversified REITs)	4
1,500	Capitaland Investment Ltd. (Real Estate Management & Development)	4
400	City Developments Ltd. (Real Estate Management & Development)	2
1,024	DBS Group Holdings Ltd. (Banks)	25

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	$3
888	Grab Holdings Ltd. (Ground Transportation)(a)	3
1,000	Keppel Corp. Ltd. (Industrial Conglomerates)	4
1,200	Mapletree Commercial Trust (Diversified REITs)	2
1,659	Mapletree Logistics Trust (Diversified REITs)	2
2,135	Oversea-Chinese Banking Corp. Ltd. (Banks)	20
212	Sea Ltd., ADR (Entertainment)(a)	18
19,085	Sembcorp Marine Ltd. (Machinery)(a)	2
900	Singapore Airlines Ltd. (Passenger Airlines)	4
500	Singapore Exchange Ltd. (Capital Markets)	4
5,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	9
700	United Overseas Bank Ltd. (Banks)	16
300	UOL Group Ltd. (Real Estate Management & Development)	2
100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1
900	Wilmar International Ltd. (Food Products)	3
		133

	Spain — 0.86%
18	Acciona SA (Electric Utilities)	4
137	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4
38	Aena SME SA (Transportation Infrastructure)(a)	6
261	Amadeus IT Group SA (IT Services)(a)	18
3,526	Banco Bilbao Vizcaya Argentaria SA (Banks)	25
9,981	Banco Santander SA (Banks)(b)	38
2,636	CaixaBank SA (Banks)	10
321	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	12
33	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)(a)	1
150	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	3
121	Enagas SA (Gas Utilities)(b)	2
153	Endesa SA (Electric Utilities)	3
303	Ferrovial SA (Construction & Engineering)	9
95	Grifols SA (Biotechnology)(a)	1
3,690	Iberdrola SA (Electric Utilities)	47
682	Industria de Diseno Textil SA (Specialty Retail)	23
70	Naturgy Energy Group SA (Gas Utilities)	2
223	Red Electrica Corp. SA (Electric Utilities)	4
850	Repsol SA (Oil, Gas & Consumable Fuels)	13
2,938	Telefonica SA (Diversified Telecommunication Services)	13
		238

	Sweden — 1.02%
156	Alfa Laval AB (Machinery)	6
624	Assa Abloy AB, B Shares (Building Products)	15
1,596	Atlas Copco AB, Class - A (Machinery)	20
914	Atlas Copco AB, Class - B (Machinery)	11
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
165	Boliden AB (Metals & Mining)	$6
98	Electrolux AB, Class - B (Household Durables)	1
367	Embracer Group AB (Entertainment)(a)	2
348	Epiroc AB, Class - A (Machinery)	7
289	Epiroc AB, Class - B (Machinery)	5
195	Equities AB (Capital Markets)	4
365	Essity AB, Class - B (Household Products)	10
104	Evolution AB (Hotels, Restaurants & Leisure)	14
306	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	1
120	Getinge AB, B Shares (Health Care Equipment & Supplies)	3
377	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	5
1,114	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	13
74	Holmen AB, B Shares (Paper & Forest Products)	3
214	Husqvarna AB, B Shares (Machinery)	2
144	Industrivarden AB, A Shares (Financial Services)(b)	4
20	Industrivarden AB, Class - C (Financial Services)	1
155	Indutrade AB (Machinery)	3
81	Investment AB Latour, Class - B (Industrial Conglomerates)	2
278	Investor AB, Class - A (Financial Services)	6
1,090	Investor AB, Class - B (Financial Services)	21
181	Kinnevik AB, Class - B (Financial Services)(a)	3
50	L E Lundbergforetagen AB, Class - B (Financial Services)	2
127	Lifco AB, Class - B (Industrial Conglomerates)	3
848	Nibe Industrier AB, Class - B (Building Products)	10
95	Sagax AB, Class - B (Real Estate Management & Development)	2
651	Sandvik AB (Machinery)	14
280	Securitas AB, Class - B (Commercial Services & Supplies)	2
956	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	11
234	Skanska AB, B Shares (Construction & Engineering)	4
269	SKF AB, B Shares (Machinery)	5
403	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)	5
873	Svenska Handelsbanken AB, A Shares (Banks)^	8
543	Swedbank AB, A Shares (Banks)^	9
264	Tele2 AB, B Shares (Wireless Telecommunication Services)	3
1,729	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	10
1,760	Telia Co. AB (Diversified Telecommunication Services)(b)	4
803	Volvo AB, B Shares (Machinery)^	17
207	Volvo AB, Class - A (Machinery)	4

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
325	Volvo Car AB, Class - B (Automobile Components)(a)	$1
		282

	Switzerland — 2.59%
916	ABB Ltd., Registered Shares (Electrical Equipment)	32
82	Adecco Group AG (Professional Services)(b)	3
300	Alcon, Inc. (Health Care Equipment & Supplies)	21
24	Baloise Holding AG, Registered Shares (Insurance)	4
16	Banque Cantonale Vaudoise, Registered Shares (Banks)	2
2	Barry Callebaut AG, Registered Shares (Food Products)(b)	4
14	BKW AG (Electric Utilities)	2
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	12
241	Chubb Ltd. (Insurance)	47
312	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	50
100	Clariant AG, Registered Shares (Chemicals)	2
114	Coca-Cola HBC AG (Beverages)	3
2,215	Credit Suisse Group AG, Registered Shares (Capital Markets)(b)	2
5	EMS-Chemie Holding AG (Chemicals)	4
96	Garmin Ltd. (Household Durables)	10
22	Geberit AG, Registered Shares (Building Products)	12
6	Givaudan SA, Registered Shares (Chemicals)	20
334	Holcim Ltd., Registered Shares (Construction Materials)(b)	22
119	Julius Baer Group Ltd. (Capital Markets)	8
32	Kuehne & Nagel International AG, Registered Shares (Marine Transportation)	10
96	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	6
1,635	Nestle SA, Registered Shares (Food Products)	198
14	Partners Group Holding AG (Capital Markets)	13
18	Schindler Holding AG (Machinery)	4
19	Schindler Holding AG, Registered Shares (Machinery)	4
4	SGS SA, Registered Shares (Professional Services)(b)	9
197	SIG Group AG (Containers & Packaging)(b)	5
87	Sika AG, Registered Shares (Chemicals)(b)	24
32	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(b)	9
67	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	10
16	Swiss Life Holding AG (Insurance)	10
51	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	4
183	Swiss Re AG (Insurance)	19
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
15	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	$10
185	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	24
35	Temenos AG, Registered Shares (Software)	2
39	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	2
15	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	5
1,914	UBS Group AG (Capital Markets)	41
14	VAT Group AG (Machinery)	5
89	Zurich Financial Services AG (Insurance)	43
		717

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.01%
582	3i Group PLC (Capital Markets)	12
1,208	abrdn PLC (Capital Markets)	3
100	Admiral Group PLC (Insurance)	3
898	Amcor PLC (Containers & Packaging)	10
757	Anglo American PLC (Metals & Mining)	25
254	Antofagasta PLC (Metals & Mining)	5
122	Aon PLC, Class - A (Insurance)	38
162	Aptiv PLC (Automobile Components)(a)	18
254	Ashtead Group PLC (Trading Companies & Distributors)	16
190	Associated British Foods PLC (Food Products)	5
483	Auto Trader Group PLC (Interactive Media & Services)(b)	4
1,669	Aviva PLC (Insurance)	8
9,144	Barclays PLC (Banks)(b)	16
693	Barratt Developments PLC (Household Durables)(b)	4
79	Berkeley Group Holdings PLC (Household Durables)	4
10,778	BP PLC (Oil, Gas & Consumable Fuels)	68
623	British Land Co. PLC (Diversified REITs)	3
3,567	BT Group PLC (Diversified Telecommunication Services)	6
210	Bunzl PLC (Trading Companies & Distributors)	8
214	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(b)	7
182	Clarivate PLC (Professional Services)(a)	2
128	Coca-Cola Europacific Partners PLC (Beverages)	8
1,030	Compass Group PLC (Hotels, Restaurants & Leisure)	26
86	Croda International PLC (Chemicals)(b)	7
1,339	Diageo PLC (Beverages)	60
107	Ferguson PLC (Trading Companies & Distributors)	14
12	Ferguson PLC (Trading Companies & Distributors)	2
2,958	Haleon PLC (Personal Care Products)(a)	12
214	Halma PLC (Electronic Equipment, Instruments & Components)	6
176	Hargreaves Lansdown PLC (Capital Markets)	2
11,668	HSBC Holdings PLC (Banks)	79

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
810	Informa PLC (Media)	$7
96	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	6
103	Intertek Group PLC (Professional Services)	5
842	J Sainsbury PLC (Consumer Staples Products)	3
1,475	JD Sports Fashion PLC (Specialty Retail)	3
83	Johnson Matthey PLC (Chemicals)	2
1,471	Kingfisher PLC (Specialty Retail)	5
371	Land Securities Group PLC (Diversified REITs)	3
3,513	Legal & General Group PLC (Insurance)	10
142	Liberty Global PLC, Class - A (Diversified Telecommunication Services)(a)	3
148	Liberty Global PLC, Class - C (Diversified Telecommunication Services)(a)	3
39,699	Lloyds Banking Group PLC (Banks)	23
213	London Stock Exchange Group PLC (Capital Markets)	21
1,248	M&G PLC (Financial Services)	3
267	Mondi PLC (Paper & Forest Products)	4
2,214	National Grid PLC (Multi-Utilities)	30
3,179	NatWest Group PLC (Banks)(b)	10
71	Next PLC (Broadline Retail)	6
363	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	2
399	Pearson PLC (Diversified Consumer Services)	4
224	Persimmon PLC (Household Durables)	3
381	Phoenix Group Holdings PLC (Insurance)	3
1,636	Prudential PLC (Insurance)	22
1,158	RELX PLC (Professional Services)	37
1,488	Rentokil Initial PLC (Commercial Services & Supplies)	11
648	Rio Tinto PLC (Metals & Mining)	44
602	Schroders PLC (Capital Markets)	3
744	Segro PLC (Diversified REITs)	7
95	Sensata Technologies Holding PLC (Electrical Equipment)	5
163	Severn Trent PLC (Water Utilities)(b)	6
4,175	Shell PLC (Oil, Gas & Consumable Fuels)	120
544	Smith & Nephew PLC (Health Care Equipment & Supplies)	8
219	Smiths Group PLC (Industrial Conglomerates)	5
48	Spirax-Sarco Engineering PLC (Machinery)	7
624	SSE PLC (Electric Utilities)	14
360	St. James Place PLC (Capital Markets)	5
1,504	Standard Chartered PLC (Banks)	11
1,276	Stellantis N.V. (Automobile Components)	23
1,778	Taylor Wimpey PLC (Household Durables)(b)	3
4,391	Tesco PLC (Consumer Staples Distribution & Retail)	14
545	The Sage Group PLC (Software)	5
1,483	Unilever PLC (Personal Care Products)	77
340	United Utilities Group PLC (Water Utilities)	4
15,458	Vodafone Group PLC (Wireless Telecommunication Services)	17
107	Whitbread PLC (Hotels, Restaurants & Leisure)	4
64	Willis Towers Watson PLC (Insurance)	15
		1,107
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 66.41%
330	3M Co. (Industrial Conglomerates)	$35
72	A.O. Smith Corp. (Building Products)	5
370	Accenture PLC, Class - A (IT Services)	106
451	Activision Blizzard, Inc. (Entertainment)	39
274	Adobe, Inc. (Software)(a)	106
28	Advance Auto Parts, Inc. (Specialty Retail)	3
945	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	93
57	AECOM (Construction & Engineering)	5
339	Aflac, Inc. (Insurance)	22
176	Agilent Technologies, Inc. (Life Sciences Tools & Services)	24
132	Air Products & Chemicals, Inc. (Chemicals)	38
225	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	28
86	Akamai Technologies, Inc. (IT Services)(a)	7
70	Albemarle Corp. (Chemicals)	15
118	Alcoa Corp. (Metals & Mining)	5
95	Alexandria Real Estate Equities, Inc. (Diversified REITs)	12
46	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	15
159	Alliant Energy Corp. (Electric Utilities)	8
174	Ally Financial, Inc. (Consumer Finance)	4
76	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	15
3,524	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	366
3,214	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	334
5,404	Amazon.com, Inc. (Broadline Retail)(a)	559
147	Ameren Corp. (Multi-Utilities)	13
314	American Electric Power Company, Inc. (Electric Utilities)	29
373	American Express Co. (Consumer Finance)	62
45	American Financial Group, Inc. (Insurance)	5
203	American Homes 4 Rent, Class - A (Diversified REITs)	6
425	American International Group, Inc. (Insurance)	21
271	American Tower Corp. (Specialized REITs)	55
112	American Water Works Co., Inc. (Water Utilities)	16
64	Ameriprise Financial, Inc. (Capital Markets)	20
91	AmerisourceBergen Corp. (Health Care Providers & Services)	15
133	AMETEK, Inc. (Electrical Equipment)	19
343	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	28
298	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	59
259	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5
51	ANSYS, Inc. (Software)(a)	17
168	APA Corp. (Oil, Gas & Consumable Fuels)	6
241	Apollo Global Management, Inc. (Financial Services)	15
9,358	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,544
510	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	63

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
150	Aramark (Hotels, Restaurants & Leisure)	$5
316	Archer-Daniels-Midland Co. (Food Products)	25
84	Ares Management Corp., Class - A (Capital Markets)	7
139	Arista Networks, Inc. (Communications Equipment)(a)	23
33	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	4
126	Arthur J. Gallagher & Co. (Insurance)	24
15	Aspen Technology, Inc. (Software)(a)	3
30	Assurant, Inc. (Insurance)	4
4,161	AT&T, Inc. (Diversified Telecommunication Services)	80
88	Atmos Energy Corp. (Gas Utilities)	10
129	Autodesk, Inc. (Software)(a)	27
241	Automatic Data Processing, Inc. (IT Services)	54
11	AutoZone, Inc. (Specialty Retail)(a)	27
77	AvalonBay Communities, Inc. (Diversified REITs)	13
415	Avantor, Inc. (Life Sciences Tools & Services)(a)	9
48	Avery Dennison Corp. (Containers & Packaging)	9
39	Axon Enterprise, Inc. (Aerospace & Defense)(a)	9
600	Baker Hughes, Inc. (Energy Equipment & Services)	17
169	Ball Corp. (Containers & Packaging)	9
4,250	Bank of America Corp. (Banks)	122
141	Bath & Body Works, Inc. (Specialty Retail)	5
308	Baxter International, Inc. (Health Care Equipment & Supplies)	12
165	Becton Dickinson & Co. (Health Care Equipment & Supplies)	41
120	Bentley Systems, Inc., Class - B (Software)	5
768	Berkshire Hathaway, Inc., Class - B (Financial Services)(a)	237
121	Best Buy Co., Inc. (Specialty Retail)	9
59	BILL Holdings, Inc. (Software)(a)	5
104	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	10
80	Bio-Techne Corp. (Life Sciences Tools & Services)	6
85	Black Knight, Inc. (Software)(a)	5
88	BlackRock, Inc., Class - A (Capital Markets)	59
418	Blackstone, Inc., Class - A (Capital Markets)	37
315	Block, Inc. (IT Services)(a)	22
23	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	61
71	Booz Allen Hamilton Holding Corp. (Professional Services)	7
147	BorgWarner, Inc. (Automobile Components)	7
93	Boston Properties, Inc. (Diversified REITs)	5
863	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	43
245	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	157
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
69	Broadridge Financial Solutions, Inc. (IT Services)	$10
63	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	2
145	Brown & Brown, Inc. (Insurance)	8
178	Brown-Forman Corp., Class - B (Beverages)	11
35	Burlington Stores, Inc. (Specialty Retail)(a)	7
69	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	7
163	Cadence Design Systems, Inc. (Software)(a)	34
129	Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)(a)	6
61	Camden Property Trust (Residential REITs)	6
126	Campbell Soup Co. (Food Products)	7
230	Capital One Financial Corp. (Consumer Finance)	22
147	Cardinal Health, Inc. (Health Care Providers & Services)	11
31	Carlisle Cos., Inc. (Building Products)	7
85	CarMax, Inc. (Specialty Retail)(a)	5
487	Carrier Global Corp. (Building Products)	22
307	Caterpillar, Inc. (Machinery)	70
58	CBOE Global Markets, Inc. (Capital Markets)	8
184	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	13
81	CDW Corp. (Electronic Equipment, Instruments & Components)	16
57	Celanese Corp., Series A (Chemicals)	6
368	CenterPoint Energy, Inc. (Multi-Utilities)	11
74	Ceridian HCM Holding, Inc. (Software)(a)	5
112	CF Industries Holdings, Inc. (Chemicals)	8
63	Charter Communications, Inc., Class - A (Media)(a)	23
131	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	21
57	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	4
1,080	Chevron Corp. (Oil, Gas & Consumable Fuels)	176
57	Chewy, Inc., Class - A (Specialty Retail)(a)	2
16	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	27
90	Cincinnati Financial Corp. (Insurance)	10
55	Cintas Corp. (Commercial Services & Supplies)	25
2,414	Cisco Systems, Inc. (Communications Equipment)	126
1,126	Citigroup, Inc. (Banks)	53
296	Citizens Financial Group, Inc. (Banks)	9
328	Cleveland-Cliffs, Inc. (Metals & Mining)(a)	6
155	Cloudflare, Inc., Class - A (IT Services)(a)	10
207	CME Group, Inc. (Capital Markets)	40
159	CMS Energy Corp. (Multi-Utilities)	10
90	Cognex Corp. (Electronic Equipment, Instruments & Components)	4
302	Cognizant Technology Solutions Corp. (IT Services)	18
79	Coinbase Global, Inc., Class - A (Capital Markets)^(a)	5
467	Colgate-Palmolive Co. (Household Products)	35
2,549	Comcast Corp., Class - A (Media)	97

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
284	Conagra Brands, Inc. (Food Products)	$11
725	ConocoPhillips (Oil, Gas & Consumable Fuels)	72
205	Consolidated Edison, Inc. (Multi-Utilities)	20
93	Constellation Brands, Inc., Class - A (Beverages)	21
198	Constellation Energy Corp. (Electric Utilities)	16
255	Copart, Inc. (Commercial Services & Supplies)(a)	19
427	Corteva, Inc. (Chemicals)	26
234	CoStar Group, Inc. (Professional Services)(a)	16
260	Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	129
470	Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	12
121	Crowdstrike Holdings, Inc., Class - A (Software)(a)	17
250	Crown Castle, Inc. (Specialized REITs)	33
79	Crown Holdings, Inc. (Containers & Packaging)	7
1,265	CSX Corp. (Ground Transportation)	38
85	Cummins, Inc. (Machinery)	20
763	CVS Health Corp. (Health Care Providers & Services)	57
203	D.R. Horton, Inc. (Household Durables)	20
70	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	11
104	Darling Ingredients, Inc. (Food Products)(a)	6
145	Datadog, Inc., Class - A (Software)(a)	11
30	DaVita, Inc. (Health Care Providers & Services)(a)	2
169	Deere & Co. (Machinery)	70
144	DELL Technologies, Inc., Class - C (Technology Hardware, Storage & Peripherals)	6
108	Delta Air Lines, Inc. (Passenger Airlines)(a)	4
109	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	4
349	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	18
222	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	26
102	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	14
173	Digital Realty Trust, Inc. (Diversified REITs)	17
169	Discover Financial Services (Consumer Finance)	17
140	Dish Network Corp. (Media)(a)	1
108	DocuSign, Inc. (Software)(a)	6
129	Dollar General Corp. (Broadline Retail)	27
127	Dollar Tree, Inc. (Broadline Retail)(a)	18
473	Dominion Energy, Inc. (Multi-Utilities)	26
22	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	7
148	DoorDash, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	9
89	Dover Corp. (Machinery)	14
406	Dow, Inc. (Chemicals)	22
162	Dropbox, Inc., Class - A (Software)(a)	4
107	DTE Energy Co. (Multi-Utilities)	12
457	Duke Energy Corp. (Electric Utilities)	44
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
284	DuPont de Nemours, Inc. (Chemicals)	$20
130	Dynatrace, Inc. (Software)(a)	5
70	Eastman Chemical Co. (Chemicals)	6
326	eBay, Inc. (Broadline Retail)	14
154	Ecolab, Inc. (Chemicals)	25
216	Edison International (Electric Utilities)	15
369	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	31
303	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	3
158	Electronic Arts, Inc. (Entertainment)	19
140	Elevance Health, Inc. (Health Care Providers & Services)	64
354	Emerson Electric Co. (Electrical Equipment)	31
81	Enphase Energy, Inc. (Semiconductors & Semiconductor Equipment)(a)	17
84	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	7
115	Entergy Corp. (Electric Utilities)	12
347	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	40
34	EPAM Systems, Inc. (IT Services)(a)	10
176	EQT Corp. (Oil, Gas & Consumable Fuels)	6
68	Equifax, Inc. (Professional Services)	14
54	Equinix, Inc. (Specialized REITs)	39
225	Equitable Holdings, Inc. (Financial Services)	6
117	Equity Lifestyle Properties, Inc. (Residential REITs)	8
202	Equity Residential (Diversified REITs)	12
15	Erie Indemnity Co., Class - A (Insurance)	3
147	Essential Utilities, Inc. (Water Utilities)	6
39	Essex Property Trust, Inc. (Diversified REITs)	8
75	Etsy, Inc. (Broadline Retail)(a)	8
139	Evergy, Inc. (Electric Utilities)	8
194	Eversource Energy (Electric Utilities)	15
107	Exact Sciences Corp. (Biotechnology)(a)	7
567	Exelon Corp. (Electric Utilities)	24
94	Expedia Group, Inc. (Hotels, Restaurants & Leisure)(a)	9
99	Expeditors International of Washington, Inc. (Air Freight & Logistics)	11
78	Extra Space Storage, Inc. (Specialized REITs)	13
2,421	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	265
33	F5, Inc. (Communications Equipment)(a)	5
23	FactSet Research Systems, Inc. (Capital Markets)	10
14	Fair Isaac Corp. (Software)(a)	10
347	Fastenal Co. (Trading Companies & Distributors)	19
146	FedEx Corp. (Air Freight & Logistics)	33
142	Fidelity National Financial, Inc. (Insurance)	5
353	Fidelity National Information Services, Inc. (IT Services)	19
420	Fifth Third Bancorp (Banks)	11
7	First Citizens BancShares, Inc., Class - A (Banks)	7
265	First Horizon Corp. (Banks)	5
109	First Republic Bank (Banks)	2
57	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
315	FirstEnergy Corp. (Electric Utilities)	$13
354	Fiserv, Inc. (IT Services)(a)	40
41	FleetCor Technologies, Inc. (IT Services)(a)	9
77	FMC Corp. (Chemicals)	9
2,352	Ford Motor Co. (Automobile Components)	30
380	Fortinet, Inc. (Software)(a)	25
200	Fortive Corp. (Machinery)	14
90	Fortune Brands Innovations, Inc. (Building Products)	5
153	Fox Corp., Class - A (Media)	5
105	Fox Corp., Class - B (Media)	3
199	Franklin Resources, Inc. (Capital Markets)	5
795	Freeport-McMoRan, Inc. (Metals & Mining)	33
145	Gaming and Leisure Properties, Inc. (Diversified REITs)	8
47	Gartner, Inc. (IT Services)(a)	15
218	GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)(a)	18
357	Gen Digital, Inc. (Software)	6
33	Generac Holdings, Inc. (Electrical Equipment)(a)	4
354	General Mills, Inc. (Food Products)	30
827	General Motors Co. (Automobile Components)	30
85	Genuine Parts Co. (Distributors)	14
165	Global Payments, Inc. (IT Services)	17
60	Globe Life, Inc. (Insurance)	7
87	GoDaddy, Inc., Class - A (IT Services)(a)	7
105	Graco, Inc. (Machinery)	8
538	Halliburton Co. (Energy Equipment & Services)	17
91	Hasbro, Inc. (Leisure Products)	5
125	HCA Healthcare, Inc. (Health Care Providers & Services)	33
234	Healthcare Realty Trust, Inc. (Health Care REITs)	5
342	Healthpeak Properties, Inc. (Diversified REITs)	8
31	HEICO Corp. (Aerospace & Defense)	5
39	HEICO Corp., Class - A (Aerospace & Defense)	5
87	Henry Schein, Inc. (Health Care Providers & Services)(a)	7
166	Hess Corp. (Oil, Gas & Consumable Fuels)	22
768	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	12
90	HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	4
165	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	23
150	Hologic, Inc. (Health Care Equipment & Supplies)(a)	12
187	Hormel Foods Corp. (Food Products)	7
376	Host Hotels & Resorts, Inc. (Diversified REITs)	6
202	Howmet Aerospace, Inc. (Aerospace & Defense)	9
609	HP, Inc. (Technology Hardware, Storage & Peripherals)	18
33	Hubbell, Inc. (Electrical Equipment)	8
27	HubSpot, Inc. (Software)(a)	12
76	Humana, Inc. (Health Care Providers & Services)	37
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
765	Huntington Bancshares, Inc. (Banks)	$9
45	IDEX Corp. (Machinery)	10
50	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	25
179	Illinois Tool Works, Inc. (Machinery)	44
114	Incyte Corp. (Biotechnology)(a)	8
243	Ingersoll Rand, Inc. (Machinery)	14
40	Insulet Corp. (Health Care Equipment & Supplies)(a)	13
2,389	Intel Corp. (Semiconductors & Semiconductor Equipment)	78
334	Intercontinental Exchange, Inc. (Capital Markets)	35
527	International Business Machines Corp. (IT Services)	69
155	International Flavors & Fragrances, Inc. (Chemicals)	14
201	International Paper Co. (Containers & Packaging)	7
156	Intuit, Inc. (Software)	70
207	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	53
349	Invitation Homes, Inc. (Diversified REITs)	11
111	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	22
165	Iron Mountain, Inc. (Specialized REITs)	9
39	Jack Henry & Associates, Inc. (IT Services)	6
78	Jacobs Solutions, Inc. (Professional Services)	9
40	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	6
50	JB Hunt Transport Services, Inc. (Ground Transportation)	9
415	Johnson Controls International PLC (Building Products)	25
1,724	JPMorgan Chase & Co. (Banks)	225
200	Juniper Networks, Inc. (Communications Equipment)	7
151	Kellogg Co. (Food Products)	10
467	Keurig Dr Pepper, Inc. (Beverages)	16
555	KeyCorp (Banks)	7
102	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	16
200	Kimberly-Clark Corp. (Household Products)	27
399	Kimco Realty Corp. (Diversified REITs)	8
1,135	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	20
334	KKR & Co., Inc. (Capital Markets)	18
84	KLA Corp. (Semiconductors & Semiconductor Equipment)	34
81	Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	5
54	Laboratory Corporation of America Holdings (Health Care Providers & Services)	12
81	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	43
80	Lamb Weston Holdings, Inc. (Food Products)	8
206	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	12
35	Lear Corp. (Automobile Components)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
157	Lennar Corp., Class - A (Household Durables)	$17
19	Lennox International, Inc. (Building Products)	5
72	Liberty Broadband Corp., Class - C (Media)(a)	6
114	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	9
58	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	2
117	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	3
292	Linde PLC (Chemicals)	104
106	Live Nation Entertainment, Inc. (Entertainment)(a)	7
152	LKQ Corp. (Distributors)	9
126	Loews Corp. (Insurance)	7
355	Lowe's Companies, Inc. (Specialty Retail)	71
43	LPL Financial Holdings, Inc. (Capital Markets)	9
126	Lucid Group, Inc. (Automobile Components)^(a)	1
104	M&T Bank Corp. (Banks)	12
351	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	8
275	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	37
8	Markel Corp. (Insurance)(a)	10
20	MarketAxess Holdings, Inc. (Capital Markets)	8
158	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)	26
289	Marsh & McLennan Companies, Inc. (Insurance)	48
35	Martin Marietta Materials, Inc. (Construction Materials)	12
506	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	22
131	Masco Corp. (Building Products)	7
29	Masimo Corp. (Health Care Equipment & Supplies)(a)	5
506	MasterCard, Inc., Class - A (IT Services)	184
179	Match Group, Inc. (Interactive Media & Services)(a)	7
145	McCormick & Company, Inc. (Food Products)	12
430	McDonald's Corp. (Hotels, Restaurants & Leisure)	120
82	McKesson Corp. (Health Care Providers & Services)	29
315	Medical Properties Trust, Inc. (Health Care REITs)	3
26	MercadoLibre, Inc. (Broadline Retail)(a)	34
1,323	Meta Platforms, Inc., Class - A (Interactive Media & Services)(a)	280
382	MetLife, Inc. (Insurance)	22
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	20
194	MGM Resorts International (Hotels, Restaurants & Leisure)	9
312	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
632	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	$38
4,166	Microsoft Corp. (Software)	1,202
66	Mid-America Apartment Communities, Inc. (Diversified REITs)	10
30	Mohawk Industries, Inc. (Household Durables)(a)	3
35	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	9
120	Molson Coors Beverage Co., Class - B (Beverages)	6
811	Mondelez International, Inc., Class - A (Food Products)	57
41	MongoDB, Inc. (IT Services)(a)	10
26	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	13
466	Monster Beverage Corp. (Beverages)(a)	25
94	Moody's Corp. (Capital Markets)	29
750	Morgan Stanley (Capital Markets)	66
99	Motorola Solutions, Inc. (Communications Equipment)	28
48	MSCI, Inc. (Capital Markets)	27
197	Nasdaq, Inc. (Capital Markets)	11
118	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	8
264	Netflix, Inc. (Entertainment)(a)	91
59	Neurocrine Biosciences, Inc. (Biotechnology)(a)	6
446	Newmont Corp. (Metals & Mining)	22
235	News Corp., Class - A (Media)	4
1,168	NextEra Energy, Inc. (Electric Utilities)	90
742	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	91
271	NiSource, Inc. (Multi-Utilities)	8
29	Nordson Corp. (Machinery)	6
139	Norfolk Southern Corp. (Ground Transportation)	29
120	Northern Trust Corp. (Capital Markets)	11
124	NRG Energy, Inc. (Electric Utilities)	4
148	Nucor Corp. (Metals & Mining)	23
1,448	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	402
2	NVR, Inc. (Household Durables)(a)	11
431	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	27
92	Okta, Inc. (IT Services)(a)	8
55	Old Dominion Freight Line, Inc. (Ground Transportation)	19
124	Omnicom Group, Inc. (Media)	12
258	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	21
269	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	17
951	Oracle Corp. (Software)	88
37	O'Reilly Automotive, Inc. (Specialty Retail)(a)	31
253	Otis Worldwide Corp. (Machinery)	21
126	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5
54	Owens Corning (Building Products)	5
312	PACCAR, Inc. (Machinery)	23
57	Packaging Corporation of America (Containers & Packaging)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,031	Palantir Technologies, Inc., Class - A (Software)(a)	$9
178	Palo Alto Networks, Inc. (Software)(a)	36
383	Paramount Global, Class - B (Media)	9
77	Parker Hannifin Corp. (Machinery)	26
193	Paychex, Inc. (IT Services)	22
30	PAYCOM Software, Inc. (Software)(a)	9
22	Paylocity Holding Corp. (Software)(a)	4
635	PayPal Holdings, Inc. (IT Services)(a)	48
809	PepsiCo, Inc. (Beverages)	147
866	PG&E Corp. (Electric Utilities)(a)	14
273	Phillips 66 (Oil, Gas & Consumable Fuels)	28
344	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	9
134	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	27
224	Plug Power, Inc. (Electrical Equipment)(a)	3
239	PNC Financial Services Group, Inc. (Banks)	30
21	Pool Corp. (Distributors)	7
141	PPG Industries, Inc. (Chemicals)	19
451	PPL Corp. (Electric Utilities)	13
134	Principal Financial Group, Inc. (Insurance)	10
540	Prologis, Inc. (Diversified REITs)	67
205	Prudential Financial, Inc. (Insurance)	17
68	PTC, Inc. (Software)(a)	9
306	Public Service Enterprise Group, Inc. (Multi-Utilities)	19
95	Public Storage (Specialized REITs)	29
131	PulteGroup, Inc. (Household Durables)	8
54	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	5
656	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	84
86	Quanta Services, Inc. (Construction & Engineering)	14
70	Quest Diagnostics, Inc. (Health Care Providers & Services)	10
114	Raymond James Financial, Inc. (Capital Markets)	11
376	Realty Income Corp. (Diversified REITs)	24
102	Regency Centers Corp. (Diversified REITs)	6
559	Regions Financial Corp. (Banks)	10
37	Reliance Steel & Aluminum Co. (Metals & Mining)	9
29	Repligen Corp. (Life Sciences Tools & Services)(a)	5
127	Republic Services, Inc. (Commercial Services & Supplies)	17
88	ResMed, Inc. (Health Care Equipment & Supplies)	19
194	Rivian Automotive, Inc., Class - A (Automobile Components)(a)	3
59	Robert Half International, Inc. (Professional Services)	5
194	ROBLOX Corp., Class - A (Entertainment)(a)	9
69	Rockwell Automation, Inc. (Electrical Equipment)	20
62	Roku, Inc. (Entertainment)(a)	4
114	Rollins, Inc. (Commercial Services & Supplies)	4
63	Roper Technologies, Inc. (Software)	28
200	Ross Stores, Inc. (Specialty Retail)	21
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
207	Royalty Pharma PLC, Class - A (Pharmaceuticals)	$7
79	RPM International, Inc. (Chemicals)	7
196	S&P Global, Inc. (Capital Markets)	68
587	Salesforce, Inc. (Software)(a)	117
61	SBA Communications Corp. (Specialized REITs)	16
836	Schlumberger N.V. (Energy Equipment & Services)	41
81	Seagen, Inc. (Biotechnology)(a)	16
75	Sealed Air Corp. (Containers & Packaging)	3
64	SEI Investments Co. (Capital Markets)	4
177	Sempra Energy (Multi-Utilities)	27
120	ServiceNow, Inc. (Software)(a)	56
197	Simon Property Group, Inc. (Retail REITs)	22
400	Sirius XM Holdings, Inc. (Media)^	2
94	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	11
676	Snap, Inc., Class - A (Interactive Media & Services)(a)	8
33	Snap-on, Inc. (Machinery)	8
132	Snowflake, Inc., Class - A (IT Services)(a)	20
105	Southwest Airlines Co. (Passenger Airlines)	3
97	Splunk, Inc. (Software)(a)	9
122	SS&C Technologies Holdings, Inc. (Professional Services)	7
91	Stanley Black & Decker, Inc. (Machinery)	7
671	Starbucks Corp. (Hotels, Restaurants & Leisure)	70
220	State Street Corp. (Capital Markets)	17
104	Steel Dynamics, Inc. (Metals & Mining)	12
203	Stryker Corp. (Health Care Equipment & Supplies)	58
76	Sun Communities, Inc. (Diversified REITs)	11
256	Synchrony Financial (Consumer Finance)	7
91	Synopsys, Inc. (Software)(a)	35
302	Sysco Corp. (Consumer Staples Distribution & Retail)	23
129	T. Rowe Price Group, Inc. (Capital Markets)	15
103	Take-Two Interactive Software, Inc. (Entertainment)(a)	12
133	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	10
274	Target Corp. (Broadline Retail)	45
29	Teledyne Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	13
30	Teleflex, Inc. (Health Care Equipment & Supplies)	8
94	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	10
1,580	Tesla, Inc. (Automobile Components)(a)	328
532	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	99
4	Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	7
418	The AES Corp. (Independent Power and Renewable Electricity Producers)	10
151	The Allstate Corp. (Insurance)	17
462	The Bank of New York Mellon Corp. (Capital Markets)	21
130	The Carlyle Group, Inc. (Capital Markets)	4
865	The Charles Schwab Corp. (Capital Markets)	45

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
177	The Cigna Group (Health Care Providers & Services)	$45
73	The Clorox Co. (Household Products)	12
2,414	The Coca-Cola Co. (Beverages)	150
137	The Estee Lauder Companies, Inc. (Personal Care Products)	34
200	The Goldman Sachs Group, Inc. (Capital Markets)	65
188	The Hartford Financial Services Group, Inc. (Insurance)	13
87	The Hershey Co. (Food Products)	22
603	The Home Depot, Inc. (Specialty Retail)	178
236	The Interpublic Group of Companies, Inc. (Media)	9
64	The J.M. Smucker Co. (Food Products)	10
411	The Kraft Heinz Co. (Food Products)	16
411	The Kroger Co. (Consumer Staples Distribution & Retail)	20
186	The Mosaic Co. (Chemicals)	9
343	The Progressive Corp. (Insurance)	49
144	The Sherwin-Williams Co. (Chemicals)	32
653	The Southern Co. (Electric Utilities)	45
683	The TJX Companies, Inc. (Specialty Retail)	54
62	The Toro Co. (Machinery)	7
255	The Trade Desk, Inc., Class - A (Media)(a)	16
135	The Travelers Companies, Inc. (Insurance)	23
1,083	The Walt Disney Co. (Entertainment)(a)	108
729	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	22
364	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	53
129	Toast, Inc., Class - A (IT Services)(a)	2
66	Tractor Supply Co. (Specialty Retail)	16
56	Tradeweb Markets, Inc., Class - A (Capital Markets)	4
134	Trane Technologies PLC (Building Products)	25
30	TransDigm Group, Inc. (Aerospace & Defense)	22
116	TransUnion (Professional Services)	7
143	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	7
788	Truist Financial Corp. (Banks)	27
108	Twilio, Inc., Class - A (IT Services)(a)	7
23	Tyler Technologies, Inc. (Software)(a)	8
173	Tyson Foods, Inc., Class - A (Food Products)	10
839	U.S. Bancorp (Banks)	30
881	Uber Technologies, Inc. (Ground Transportation)(a)	28
188	UDR, Inc. (Diversified REITs)	8
110	UGI Corp. (Gas Utilities)	4
45	U-Haul Holding Co. (Ground Transportation)	2
30	Ulta Beauty, Inc. (Specialty Retail)(a)	16
363	Union Pacific Corp. (Ground Transportation)	73
427	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	83
42	United Rentals, Inc. (Trading Companies & Distributors)	17
27	United Therapeutics Corp. (Biotechnology)(a)	6
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
551	UnitedHealth Group, Inc. (Health Care Providers & Services)	$260
142	Unity Software, Inc. (Software)(a)	5
34	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	4
208	V.F. Corp. (Textiles, Apparel & Luxury Goods)	5
25	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	6
225	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	31
85	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	16
229	Ventas, Inc. (Diversified REITs)	10
54	VeriSign, Inc. (IT Services)(a)	11
92	Verisk Analytics, Inc., Class - A (Professional Services)	18
2,458	Verizon Communications, Inc. (Diversified Telecommunication Services)	96
595	VICI Properties, Inc. (Diversified REITs)	19
959	Visa, Inc., Class - A (IT Services)	216
227	Vistra Corp. (Independent Power and Renewable Electricity Producers)	5
125	VMware, Inc., Class - A (Software)(a)	16
82	Vulcan Materials Co. (Construction Materials)	14
125	W.R. Berkley Corp. (Insurance)	8
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	18
415	Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	14
876	Walmart, Inc. (Consumer Staples Distribution & Retail)	129
1,360	Warner Bros Discovery, Inc. (Entertainment)(a)	21
240	Waste Management, Inc. (Commercial Services & Supplies)	39
36	Waters Corp. (Life Sciences Tools & Services)(a)	11
93	Webster Financial Corp. (Banks)	4
181	WEC Energy Group, Inc. (Multi-Utilities)	17
2,218	Wells Fargo & Co. (Banks)	83
279	Welltower, Inc. (Diversified REITs)	20
44	West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	15
166	Western Digital Corp. (Technology Hardware, Storage & Peripherals)(a)	6
108	Westinghouse Air Brake Technologies Corp. (Machinery)	11
19	Westlake Corp. (Chemicals)	2
137	WestRock Co. (Containers & Packaging)	4
418	Weyerhaeuser Co. (Diversified REITs)	13
31	Whirlpool Corp. (Household Durables)	4
66	Wolfspeed, Inc. (Semiconductors & Semiconductor Equipment)(a)	4
119	Workday, Inc., Class - A (Software)(a)	25
123	WP Carey, Inc. (Diversified REITs)	10
66	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	7
332	Xcel Energy, Inc. (Electric Utilities)	22
108	Xylem, Inc. (Machinery)	11
172	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	23

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
30	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	$10
105	Zillow Group, Inc., Class - C (Real Estate Management & Development)(a)	5
116	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	15
278	Zoetis, Inc. (Pharmaceuticals)	46
129	Zoom Video Communications, Inc., Class - A (Software)(a)	10
144	ZoomInfo Technologies, Inc. (Interactive Media & Services)(a)	4
54	Zscaler, Inc. (Software)(a)	6
		18,359

	Total Common Stocks	27,501
	Preferred Stocks — 0.09%
	Germany — 0.09%
44	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobile Components)	4
79	Porsche Automobil Holding SE — Preferred (Automobile Components)	5
107	Volkswagen AG — Preferred (Automobile Components)	15
	Investment Companies — 0.20%
41,781	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(d)	42
12,150	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(d)	12
	Total Investment Companies	54

	Total Investments (cost $19,961) — 99.77%	27,579
	Other assets in excess of liabilities — 0.23%	63

	Net Assets - 100.00%	$27,642

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

As of March 31, 2023, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.33%
	Australia — 5.99%
15,521	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$316
193,458	ANZ Group Holdings Ltd. (Banks)	2,981
35,958	APA Group (Gas Utilities)	244
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	546
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	482
85,014	BHP Group Ltd. (Metals & Mining)	2,700
74,353	BHP Group Ltd. (Metals & Mining)	2,350
43,919	Commonwealth Bank of Australia (Banks)	2,899
3,343	CSL Ltd. (Biotechnology)	647
48,346	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	220
53,824	Fortescue Metals Group Ltd. (Metals & Mining)	809
68,557	Goodman Group (Diversified REITs)	870
7,899	Macquarie Group Ltd. (Capital Markets)	935
104,574	Medibank Private Ltd. (Insurance)	236
206,900	National Australia Bank Ltd. (Banks)	3,855
41,245	Qantas Airways Ltd. (Passenger Airlines)(a)	184
55,092	QBE Insurance Group Ltd. (Insurance)	539
16,336	Rio Tinto Ltd. (Metals & Mining)	1,312
150,128	Santos Ltd. (Oil, Gas & Consumable Fuels)(c)	691
205,252	Scentre Group (Diversified REITs)	380
90,538	Stockland (Diversified REITs)	242
18,427	Suncorp Group Ltd. (Insurance)	150
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	375
562,458	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	1,934
44,996	Treasury Wine Estates Ltd. (Beverages)	395
63,839	Wesfarmers Ltd. (Broadline Retail)	2,157
224,539	Westpac Banking Corp. (Banks)	3,268
15,362	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	344
12,737	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	284
35,740	Worley Ltd. (Energy Equipment & Services)	346
		32,691
	Austria — 0.19%
23,927	Erste Group Bank AG (Banks)(c)	793
4,792	OMV AG (Oil, Gas & Consumable Fuels)	220
		1,013
	Belgium — 0.75%
40,660	Anheuser-Busch InBev N.V. (Beverages)	2,711
5,470	Elia Group SA (Electric Utilities)	722
20,206	Umicore SA (Chemicals)	685
		4,118
	Canada — 10.47%
3,637	Agnico Eagle Mines Ltd. (Metals & Mining)	185
30,089	Air Canada (Passenger Airlines)(a)(c)	426
166,444	Algonquin Power & Utilities Corp. (Multi-Utilities)	1,397
50,883	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	2,559
8,987	AltaGas Ltd. (Gas Utilities)	150
45,514	Bank of Montreal (Banks)	4,056
72,955	Barrick Gold Corp. (Metals & Mining)	1,355
10,168	CAE, Inc. (Aerospace & Defense)(a)	230
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	834
6,749	Canadian National Railway Co. (Ground Transportation)	796
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,083
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
3,130	Canadian Pacific Railway Ltd. (Ground Transportation)	$241
11,085	Canadian Tire Corp. Ltd., Class - A (Broadline Retail)	1,447
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	124
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)(c)	162
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,182
30,477	CI Financial Corp. (Capital Markets)	288
835	Constellation Software, Inc. (Software)	1,570
11,192	Dollarama, Inc. (Broadline Retail)	669
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,951
1,023	Fairfax Financial Holdings Ltd. (Insurance)	680
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	124
17,917	First Quantum Minerals Ltd. (Metals & Mining)	412
7,691	Franco-Nevada Corp. (Metals & Mining)	1,122
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	831
64,358	Great-West Lifeco, Inc. (Insurance)	1,706
27,914	H&R Real Estate Investment Trust (Diversified REITs)	260
12,464	Hydro One Ltd. (Electric Utilities)(c)	355
5,430	Intact Financial Corp. (Insurance)	777
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,234
2,505	Lumine Group, Inc. (Software)(a)	27
36,396	Magna International, Inc. (Automobile Components)	1,950
8,370	Manulife Financial Corp. (Insurance)	154
15,818	Methanex Corp. (Chemicals)	736
18,402	National Bank of Canada (Banks)	1,316
3,339	Nutrien Ltd. (Chemicals)	247
1,984	Onex Corp. (Financial Services)	93
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	251
66,482	Power Corp. of Canada (Insurance)	1,699
6,978	Primaris REIT (Diversified REITs)	70
1,726	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	116
67,963	RioCan Real Estate Investment Trust (Diversified REITs)(c)	1,026
4,162	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	234
2,933	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	136
16,598	Royal Bank of Canada (Banks)	1,588
52,851	Shopify, Inc. (IT Services)(a)	2,534
7,087	SmartCentres Real Estate Investment Trust (Diversified REITs)	139
52,951	Sun Life Financial, Inc. (Insurance)	2,474
5,745	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	178
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	673
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,448
46,844	The Bank of Nova Scotia (Banks)	2,360
19,231	The Toronto-Dominion Bank (Banks)	1,152
22,457	Thomson Reuters Corp. (Professional Services)	2,922

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
1,552	Topicus.com, Inc. (Software)	$111
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,364
		57,204
	China — 0.09%
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	443
1,657	JD.com, Inc., Class - A (Broadline Retail)	36
		479
	Denmark — 3.05%
5,336	DSV A/S (Air Freight & Logistics)	1,035
8,761	Genmab A/S (Biotechnology)(a)(c)	3,312
76,550	Novo Nordisk A/S, Class - B (Pharmaceuticals)	12,159
1,937	Orsted A/S (Electric Utilities)(c)	165
		16,671
	Finland — 1.01%
7,928	Fortum Oyj (Electric Utilities)(a)	121
231,473	Nokia Oyj (Communications Equipment)	1,136
278,699	Nordea Bank Abp (Banks)	2,978
3,545	Orion Oyj, Class - B (Pharmaceuticals)	158
4,385	Sampo Oyj, Class - A (Insurance)	207
44,232	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	575
10,204	UPM-Kymmene Oyj (Paper & Forest Products)(a)	343
		5,518
	France — 9.74%
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	346
34,826	Air Liquide SA (Chemicals)	5,829
47,723	AXA SA (Insurance)	1,456
1,813	BioMerieux (Health Care Equipment & Supplies)	191
64,169	BNP Paribas SA (Banks)	3,832
4,957	Bouygues SA (Construction & Engineering)	167
1,044	Capgemini SE (IT Services)	194
7,205	Carrefour SA (Consumer Staples Distribution & Retail)(c)	146
3,697	Cie de Saint-Gobain (Building Products)	210
99,973	Credit Agricole SA (Banks)	1,128
19,644	Dassault Systemes SE (Software)	810
1,749	Eiffage SA (Construction & Engineering)(c)	189
12,117	Electricite de France SA (Electric Utilities)	156
25,532	Engie SA (Multi-Utilities)	404
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	3,355
2,933	Eurazeo SE (Financial Services)	209
1,743	Euroapi SA (Pharmaceuticals)(a)	20
1,233	Gecina SA (Diversified REITs)(c)	128
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	5,063
10,625	L'Oreal SA (Personal Care Products)	4,747
5,480	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,030
8,063	Pernod Ricard SA (Beverages)	1,826
8,075	Publicis Groupe SA (Media)	630
7,261	Renault SA (Automobile Components)(a)	296
40,107	Sanofi (Pharmaceuticals)	4,350
922	Sartorius Stedim Biotech (Life Sciences Tools & Services)	283
34,976	Schneider Electric SE (Electrical Equipment)(c)	5,845
112,087	Societe Generale SA (Banks)	2,525
Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
4,176	Thales SA (Aerospace & Defense)	$617
36,222	TotalEnergies SE (Oil, Gas & Consumable Fuels)	2,136
7,086	Unibail-Rodamco-Westfield (Diversified REITs)(a)	381
15,933	Veolia Environnement SA (Multi-Utilities)	492
1,976	Wendel SE (Financial Services)	209
		53,200
	Germany — 6.97%
13,053	adidas AG (Textiles, Apparel & Luxury Goods)	2,314
10,077	Allianz SE (Insurance)	2,326
1,793	Bayerische Motoren Werke AG (Automobile Components)	196
1,065	Beiersdorf AG (Personal Care Products)	139
1,341	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	187
33,975	Commerzbank AG (Banks)(a)	358
1,439	Daimler Truck Holding AG (Machinery)(a)	49
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)	1,155
22,300	Deutsche Boerse AG (Capital Markets)	4,341
88,039	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	4,123
128,506	Deutsche Telekom AG (Diversified Telecommunication Services)(c)	3,114
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	378
6,983	GEA Group AG (Machinery)	319
1,115	Hannover Rueck SE (Insurance)	218
3,464	Henkel AG & Co. KGAA (Household Products)	252
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(c)	3,376
16,228	LEG Immobilien AG (Real Estate Management & Development)	892
1,793	MTU Aero Engines AG (Aerospace & Defense)	449
2,540	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	888
1,941	Puma SE (Textiles, Apparel & Luxury Goods)(c)	120
20,979	RWE AG (Independent Power and Renewable Electricity Producers)	903
42,196	SAP SE (Software)	5,327
30,321	Siemens AG, Registered Shares (Industrial Conglomerates)	4,911
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	334
10,266	Symrise AG (Chemicals)(c)	1,117
1,532	Volkswagen AG (Automobile Components)	263
		38,049
	Hong Kong — 2.16%
483,480	AIA Group Ltd. (Insurance)	5,070
75,055	BOC Hong Kong Holdings Ltd. (Banks)	234
63,400	Budweiser Brewing Co. APAC Ltd. (Beverages)	193
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	597

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
73,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	$488
57,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	107
15,506	Hang Seng Bank Ltd. (Banks)	220
21,400	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	949
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,478
43,000	MTR Corp. Ltd. (Ground Transportation)	208
395,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,059
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	61
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	184
52,000	Techtronic Industries Co. Ltd. (Machinery)	563
59,417	The Link Real Estate Investment Trust (Diversified REITs)	382
		11,794
	Ireland (Republic of) — 1.18%
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	491
332,317	Bank of Ireland Group PLC (Banks)	3,362
24,053	CRH PLC (Construction Materials)(c)	1,215
30,741	Experian PLC (Professional Services)	1,012
16,821	James Hardie Industries PLC (Construction Materials)	362
		6,442
	Isle of Man — 0.11%
38,064	Entain PLC (Hotels, Restaurants & Leisure)	591

	Israel — 0.57%
862	CyberArk Software Ltd. (Software)(a)	128
1,765	Nice Ltd. (Software)(a)	402
11,379	Nice Systems Ltd., ADR (Software)	2,604
		3,134
	Italy — 1.36%
3,755	Amplifon SpA (Health Care Providers & Services)	130
69,888	Assicurazioni Generali SpA (Insurance)	1,392
47,935	Enel SpA (Electric Utilities)(c)	292
1,561	Ferrari N.V. (Automobile Components)	423
157,139	Intesa Sanpaolo SpA (Banks)(c)	403
7,820	Iveco Group N.V. (Machinery)(a)	74
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,880
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	508
10,481	Poste Italiane SpA (Insurance)	107
110,979	Snam SpA (Gas Utilities)	588
201,736	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	1,656
		7,453
	Japan — 18.03%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)(c)	204
6,845	AGC, Inc. (Building Products)	255
27,300	Ajinomoto Co., Inc. (Food Products)	950
15,300	Amada Co. Ltd. (Machinery)	143
16,500	Asahi Group Holdings Ltd. (Beverages)	614
14,600	Asahi Kasei Corp. (Chemicals)	102
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,472
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,900	Azbil Corp. (Electronic Equipment, Instruments & Components)	$107
80,100	Bandai Namco Holdings, Inc. (Leisure Products)	1,727
15,200	Bridgestone Corp. (Automobile Components)	618
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	853
4,300	Capcom Co. Ltd. (Entertainment)	154
363,700	Concordia Financial Group Ltd. (Banks)	1,341
122,000	CyberAgent, Inc. (Media)	1,034
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	375
69,000	Daifuku Co. Ltd. (Machinery)	1,281
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	752
14,400	Daikin Industries Ltd. (Building Products)	2,584
1,279	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	127
16,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	378
67	Daiwa House REIT Investment Corp. (Diversified REITs)	137
3,000	Denso Corp. (Automobile Components)	169
4,800	Dentsu Group, Inc. (Media)	169
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	696
10,900	Fujitsu Ltd. (IT Services)(c)	1,473
142	GLP J-REIT (Diversified REITs)(c)	154
1,900	GMO Payment Gateway, Inc. (IT Services)	165
11,800	Hakuhodo DY Holdings, Inc. (Media)	134
37,100	Hitachi Ltd. (Industrial Conglomerates)	2,039
3,600	Hoshizaki Corp. (Machinery)	133
25,800	HOYA Corp. (Health Care Equipment & Supplies)	2,852
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	144
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	414
22,100	Isetan Mitsukoshi Holdings Ltd. (Broadline Retail)	247
21,000	Isuzu Motors Ltd. (Automobile Components)	251
100,617	ITOCHU Corp. (Trading Companies & Distributors)	3,277
6,000	Japan Airlines Co. Ltd. (Passenger Airlines)(c)	117
70,600	Japan Exchange Group, Inc. (Capital Markets)	1,080
8,300	Japan Post Insurance Co. Ltd. (Insurance)(c)	129
39	Japan Prime Realty Investment Corp. (Diversified REITs)	103
38	Japan Real Estate Investment Corp. (Diversified REITs)	151
200	Japan Retail Fund Investment Corp. (Diversified REITs)	146
5,554	JSR Corp. (Chemicals)	131
9,200	Kawasaki Heavy Industries Ltd. (Machinery)	201
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,121
33,900	Keio Corp. (Ground Transportation)	1,191
6,500	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,186
8,145	Komatsu Ltd. (Machinery)	202
12,300	Kose Corp. (Personal Care Products)	1,462
39,300	Kubota Corp. (Machinery)	596
6,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	1,066

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
18,100	M3, Inc. (Health Care Technology)	$456
22,200	Makita Corp. (Machinery)	553
63,300	Marubeni Corp. (Trading Companies & Distributors)	861
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	2,054
432,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,770
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	4,108
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	678
15,700	MonotaRO Co. Ltd. (Trading Companies & Distributors)	198
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,877
14,700	NEC Corp. (IT Services)	568
20,600	Nexon Co. Ltd. (Entertainment)	492
31,200	Nidec Corp. (Electrical Equipment)	1,624
19,200	Nikon Corp. (Household Durables)	197
29,200	Nintendo Co. Ltd. (Entertainment)	1,134
35	Nippon Building Fund, Inc. (Diversified REITs)	146
2,800	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	169
61	Nippon Prologis REIT, Inc. (Diversified REITs)(c)	129
6,300	Nippon Sanso Holdings Corp. (Chemicals)	114
2,100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	93
30,800	Nippon Steel Corp. (Metals & Mining)(c)	726
36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,088
17,800	Nomura Research Institute Ltd. (IT Services)	416
21,100	NTT Data Corp. (IT Services)	277
2,400	Obic Co. Ltd. (IT Services)	380
89,200	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	1,161
44,000	Olympus Corp. (Health Care Equipment & Supplies)	773
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	609
11,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	238
10,800	ORIX Corp. (Financial Services)	178
8,900	Osaka Gas Co. Ltd. (Gas Utilities)	146
32,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,032
12,700	Pan Pacific International Holdings Corp. (Broadline Retail)	246
201,500	Panasonic Holdings Corp. (Household Durables)	1,803
247,200	Rakuten Group, Inc. (Broadline Retail)	1,153
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	467
5,300	SBI Holdings, Inc. (Capital Markets)	105
35,552	Sekisui House Ltd. (Household Durables)	725
21,400	SG Holdings Co. Ltd. (Air Freight & Logistics)	317
13,900	Sharp Corp. (Household Durables)(c)	98
46,500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,510
25,200	Shionogi & Co. Ltd. (Pharmaceuticals)	1,137
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,469
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
12,800	Sompo Holdings, Inc. (Insurance)	$507
30,600	Sony Group Corp. (Household Durables)	2,787
14,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	566
4,600	Suntory Beverage & Food Ltd. (Beverages)	171
25,000	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	821
2,900	The Bank of Kyoto Ltd. (Banks)	137
22,400	The Chiba Bank Ltd. (Banks)	145
29,700	Tokio Marine Holdings, Inc. (Insurance)	572
59,300	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	212
26,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,226
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	123
52,600	Toray Industries, Inc. (Chemicals)	301
14,700	Toshiba Corp. (Industrial Conglomerates)	494
4,700	TOTO Ltd. (Building Products)	157
21,600	Toyota Industries Corp. (Machinery)	1,203
485,000	Toyota Motor Corp. (Automobile Components)	6,905
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	289
6,427	Trend Micro, Inc. (Software)	315
46,400	Unicharm Corp. (Household Products)	1,908
7,500	West Japan Railway Co. (Ground Transportation)(c)	309
1,700	Yakult Honsha Co. Ltd. (Food Products)	124
9,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	148
72,900	Z Holdings Corp. (Interactive Media & Services)	207
5,700	ZOZO, Inc. (Specialty Retail)(c)	130
		98,439
	Jersey — 0.60%
387,007	Glencore PLC (Metals & Mining)(c)	2,227
88,265	WPP PLC (Media)	1,048
		3,275
	Luxembourg — 0.40%
27,423	ArcelorMittal SA (Metals & Mining)	831
96,377	Tenaris SA (Energy Equipment & Services)	1,365
		2,196
	Netherlands — 5.02%
57,506	ABN AMRO Bank N.V. (Banks)	912
722	Adyen N.V. (IT Services)(a)(c)	1,150
73,595	AEGON N.V. (Insurance)	316
23,149	Airbus SE (Aerospace & Defense)	3,092
29,390	Akzo Nobel N.V. (Chemicals)	2,299
728	Argenx SE (Biotechnology)(a)	270
12,374	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(c)	8,432
39,102	CNH Industrial N.V. (Machinery)	598
4,144	EXOR NV (Financial Services)(a)	342
5,913	Heineken N.V. (Beverages)(c)	635
14,622	ING Groep N.V. (Banks)	174
61,918	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	2,115
15,440	Koninklijke DSM N.V. (Chemicals)	1,827
5,828	NN Group N.V. (Insurance)	212
35,844	Prosus N.V. (Broadline Retail)(c)	2,806
31,487	Universal Music Group N.V. (Entertainment)	797

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
11,488	Wolters Kluwer N.V. (Professional Services)	$1,450
		27,427
	New Zealand — 0.12%
58,346	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	318
38,532	Mercury NZ Ltd. (Electric Utilities)	152
31,188	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	103
29,780	Spark New Zealand Ltd. (Diversified Telecommunication Services)	94
		667
	Norway — 0.74%
33,939	DNB Bank ASA (Banks)	608
105,375	Equinor ASA (Oil, Gas & Consumable Fuels)	2,996
24,244	Mowi ASA (Food Products)(c)	449
		4,053
	Portugal — 0.38%
384,375	EDP - Energias de Portugal SA (Electric Utilities)	2,094

	Singapore — 1.30%
232,772	Ascendas Real Estate Investment Trust (Diversified REITs)	502
175,970	CapitaLand Integrated Commercial Trust (Diversified REITs)	263
58,000	Capitaland Investment Ltd. (Real Estate Management & Development)	161
57,800	DBS Group Holdings Ltd. (Banks)	1,437
14,500	Oversea-Chinese Banking Corp. Ltd. (Banks)	135
15,479	Sea Ltd., ADR (Entertainment)(a)	1,340
58,700	Singapore Airlines Ltd. (Passenger Airlines)	253
18,700	Singapore Exchange Ltd. (Capital Markets)	132
466,500	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,284
6,600	United Overseas Bank Ltd. (Banks)	148
457,800	Wilmar International Ltd. (Food Products)	1,452
		7,107
	South Africa — 0.01%
4,663	Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	53

	South Korea — 0.17%
18,906	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	935

	Spain — 1.84%
4,202	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	134
1,451	Aena SME SA (Transportation Infrastructure)(a)	235
10,177	Amadeus IT Group SA (IT Services)(a)	683
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,850
28,433	Bankinter SA (Banks)	161
62,673	CaixaBank SA (Banks)	245
239,581	Iberdrola SA (Electric Utilities)	2,984
28,433	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)	31
11,872	Naturgy Energy Group SA (Gas Utilities)	357
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	276
23,525	Telefonica SA (Diversified Telecommunication Services)	101
		10,057
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 1.78%
1,283	Alleima AB (Metals & Mining)(a)	$6
35,074	Assa Abloy AB, B Shares (Building Products)	840
90,968	Atlas Copco AB, Class - A (Machinery)	1,153
59,272	Atlas Copco AB, Class - B (Machinery)	682
98,854	Fastighets AB Balder, B Shares (Real Estate Management & Development)(a)	406
19,212	L E Lundbergforetagen AB, Class - B (Financial Services)	870
50,521	Nibe Industrier AB, Class - B (Building Products)	576
5,141	Sagax AB, Class - B (Real Estate Management & Development)	119
11,977	Securitas AB, Class - B (Commercial Services & Supplies)	107
51,934	Skandinaviska Enskilda Banken AB, Class - A (Banks)(a)	573
33,136	Skanska AB, B Shares (Construction & Engineering)	508
32,522	Swedbank AB, A Shares (Banks)	535
23,507	Tele2 AB, B Shares (Wireless Telecommunication Services)	234
117,701	Volvo AB, B Shares (Machinery)	2,427
162,093	Volvo Car AB, Class - B (Automobile Components)(a)	709
		9,745
	Switzerland — 9.14%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,678
6,796	Accelleron Industries AG (Electrical Equipment)(a)	161
8,475	Alcon, Inc. (Health Care Equipment & Supplies)	602
1,838	Baloise Holding AG, Registered Shares (Insurance)	286
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	520
19,821	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,179
13,970	Coca-Cola HBC AG (Beverages)	382
115,577	Credit Suisse Group AG, Registered Shares (Capital Markets)(c)	104
761	EMS-Chemie Holding AG (Chemicals)	629
5,080	Kuehne & Nagel International AG, Registered Shares (Marine Transportation)	1,513
4,844	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	283
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(c)	2,690
8,432	Medacta Group SA (Health Care Equipment & Supplies)	915
107,310	Nestle SA, Registered Shares (Food Products)	13,089
69,317	Novartis AG, Registered Shares (Pharmaceuticals)	6,366
441	Partners Group Holding AG (Capital Markets)	415
22,333	Roche Holding AG (Pharmaceuticals)	6,383
295	SGS SA, Registered Shares (Professional Services)(c)	651
491	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(c)	145

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
2,637	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	$219
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	774
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	378
191,523	UBS Group AG (Capital Markets)	4,054
3,139	Zurich Financial Services AG (Insurance)	1,505
		49,921
	United Kingdom — 11.62%
38,163	3i Group PLC (Capital Markets)	795
5,633	Admiral Group PLC (Insurance)	141
46,639	Anglo American PLC (Metals & Mining)	1,551
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,051
53,176	AstraZeneca PLC (Pharmaceuticals) (c)	7,368
31,506	Auto Trader Group PLC (Interactive Media & Services)(c)	240
221,258	Aviva PLC (Insurance)	1,105
121,738	BAE Systems PLC (Aerospace & Defense)	1,472
176,340	BP PLC (Oil, Gas & Consumable Fuels)	1,114
75,073	British American Tobacco PLC (Tobacco)	2,631
20,972	British Land Co. PLC (Diversified REITs)	101
12,788	Bunzl PLC (Trading Companies & Distributors)	483
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(c)	1,415
10,781	Coca-Cola Europacific Partners PLC (Beverages)	638
68,973	Compass Group PLC (Hotels, Restaurants & Leisure)	1,733
4,651	Croda International PLC (Chemicals)(c)	374
40,786	Diageo PLC (Beverages)	1,820
981	Ferguson PLC (Trading Companies & Distributors)	130
130,156	GSK PLC (Pharmaceuticals)	2,299
176,859	Haleon PLC (Personal Care Products)(a)	702
212,109	HSBC Holdings PLC (Banks)	1,441
98,505	Imperial Brands PLC (Tobacco)	2,265
278,038	Informa PLC (Media)	2,383
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	430
480,645	J Sainsbury PLC (Consumer Staples Products)	1,654
118,900	Kingfisher PLC (Specialty Retail)	384
26,793	Land Securities Group PLC (Diversified REITs)	206
152,198	Legal & General Group PLC (Insurance)	450
137,511	National Grid PLC (Multi-Utilities)	1,860
4,989	Next PLC (Broadline Retail)	405
147,046	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(c)	973
16,942	Pearson PLC (Diversified Consumer Services)	177
43,427	Persimmon PLC (Household Durables)	674
59,768	Prudential PLC (Insurance)	818
56,944	RELX PLC (Professional Services)	1,844
66,751	Rio Tinto PLC (Metals & Mining)	4,531
8,382	Severn Trent PLC (Water Utilities)(c)	298
298,341	Shell PLC (Oil, Gas & Consumable Fuels)	8,502
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
12,142	Smiths Group PLC (Industrial Conglomerates)	$257
44,660	SSE PLC (Electric Utilities)	996
9,471	St. James Place PLC (Capital Markets)	142
87,671	Stellantis N.V. (Automobile Components)	1,594
33,934	The Sage Group PLC (Software)	326
18,373	The Weir Group PLC (Machinery)	421
55,598	Unilever PLC (Personal Care Products)	2,881
10,568	United Utilities Group PLC (Water Utilities)	138
4,958	Whitbread PLC (Hotels, Restaurants & Leisure)	183
		63,396
	United States — 0.54%
8,324	Linde PLC (Chemicals)(a)	2,926

	Total Common Stocks	520,648

	Preferred Stocks — 0.49%
	Germany — 0.49%
2,330	Sartorius AG — Preferred (Life Sciences Tools & Services)	982
12,574	Volkswagen AG — Preferred (Automobile Components)	1,716

	Total Preferred Stocks	2,698

	Investment Company — 1.82%
9,924,991	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(d)	9,925

	Total Investment Company	9,925

	Purchased Options on Futures — 0.00%
	Total Purchased Options on Futures	23

	Total Investments (cost $333,546) — 97.64%	533,294
	Other assets in excess of liabilities — 2.36%	12,912

	Net Assets - 100.00%	$546,206

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2023.

(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

As of March 31, 2023, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	127	6/16/23	$13,313	$450
			$13,313	$450

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	3	6/16/23	$621	$(30)
			$621	$(30)

	Total Unrealized Appreciation			$450
	Total Unrealized Depreciation			(30)
	Total Net Unrealized Appreciation/(Depreciation)			$420

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	2	$376	$3,760.00	4/21/23	$(1)
E-Mini S&P 500 Future Option	Put	4	748	3,740.00	4/21/23	(1)
E-Mini S&P 500 Future Option	Put	4	762	3,810.00	4/21/23	(1)
E-Mini S&P 500 Future Option	Put	4	724	3,620.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	4	740	3,700.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	2	374	3,740.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	2	375	3,750.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	3	539	3,590.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	4	768	3,840.00	4/28/23	(2)
E-Mini S&P 500 Future Option	Put	4	735	3,675.00	4/28/23	(1)
E-Mini S&P 500 Future Option	Put	4	775	3,875.00	5/12/23	(6)
E-Mini S&P 500 Future Option	Put	2	335	3,350.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	2	338	3,380.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	4	680	3,400.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	4	730	3,650.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	4	700	3,500.00	5/19/23	(2)
E-Mini S&P 500 Future Option	Put	2	368	3,680.00	5/19/23	(2)
E-Mini S&P 500 Future Option	Put	4	734	3,670.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	3	542	3,610.00	5/19/23	(2)
E-Mini S&P 500 Future Option	Put	2	360	3,600.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	2	358	3,580.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	2	357	3,570.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	3	530	3,530.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	2	355	3,550.00	5/19/23	(1)

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	3	$530	$3,530.00	5/31/23	$(2)
E-Mini S&P 500 Future Option	Put	2	348	3,480.00	5/31/23	(1)
E-Mini S&P 500 Future Option	Put	2	339	3,390.00	5/31/23	(1)
E-Mini S&P 500 Future Option	Put	4	680	3,400.00	5/31/23	(2)
E-Mini S&P 500 Future Option	Put	2	341	3,410.00	5/31/23	(1)
E-Mini S&P 500 Future Option	Put	2	350	3,500.00	5/31/23	(1)
E-Mini S&P 500 Future Option	Put	5	888	3,550.00	5/31/23	(3)
E-Mini S&P 500 Future Option	Put	4	736	3,680.00	5/31/23	(4)
E-Mini S&P 500 Future Option	Put	3	548	3,650.00	6/16/23	(4)
						$(56)

Exchanged-traded options on futures contacts purchased as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	2	$380	$3,800.00	4/21/23	$1
E-Mini S&P 500 Future Option	Put	2	385	3,850.00	4/21/23	1
E-Mini S&P 500 Future Option	Put	2	395	3,950.00	4/21/23	2
E-Mini S&P 500 Future Option	Put	2	399	3,990.00	4/28/23	3
E-Mini S&P 500 Future Option	Put	2	385	3,850.00	4/28/23	1
E-Mini S&P 500 Future Option	Put	2	380	3,800.00	4/28/23	1
E-Mini S&P 500 Future Option	Put	2	403	4,025.00	5/12/23	6
E-Mini S&P 500 Future Option	Put	2	385	3,850.00	5/19/23	3
E-Mini S&P 500 Future Option	Put	2	390	3,900.00	5/31/23	5
						$23

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 69.25%
	Australia — 4.91%
7,416	Ampol Ltd. (Oil, Gas & Consumable Fuels)	$151
64,821	ANZ Group Holdings Ltd. (Banks)	999
55,041	APA Group (Gas Utilities)	374
12,977	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	324
7,976	ASX Ltd. (Capital Markets)	348
111,300	Aurizon Holdings Ltd. (Ground Transportation)	251
109,826	BHP Group Ltd. (Metals & Mining)	3,470
10,203	BlueScope Steel Ltd. (Metals & Mining)	138
53,530	Brambles Ltd. (Commercial Services & Supplies)	483
1,823	Cochlear Ltd. (Health Care Equipment & Supplies)	290
47,873	Coles Group Ltd. (Consumer Staples Distribution & Retail)	578
36,889	Commonwealth Bank of Australia (Banks)	2,434
11,780	Computershare Ltd. (IT Services)	171
10,927	CSL Ltd. (Biotechnology)	2,115
42,620	Dexus (Diversified REITs)	216
3,519	EBOS Group Ltd. (Health Care Providers & Services)	103
83,060	Endeavour Group Ltd. (Consumer Staples Distribution & Retail)	377
36,713	Fortescue Metals Group Ltd. (Metals & Mining)	552
36,691	Goodman Group (Diversified REITs)	465
4,526	IDP Education Ltd. (Diversified Consumer Services)	83
14,776	IGO Ltd. (Metals & Mining)	127
89,578	Insurance Australia Group Ltd. (Insurance)	282
17,827	LendLease Group (Real Estate Management & Development)(a)	87
7,960	Macquarie Group Ltd. (Capital Markets)	942
166,917	Medibank Private Ltd. (Insurance)	377
3,696	Mineral Resources Ltd. (Metals & Mining)	200
85,546	Mirvac Group (Diversified REITs)	120
68,660	National Australia Bank Ltd. (Banks)	1,279
31,389	Newcrest Mining Ltd. (Metals & Mining)	561
44,723	Northern Star Resources Ltd. (Metals & Mining)	367
12,618	Orica Ltd. (Chemicals)	131
37,349	Origin Energy Ltd. (Electric Utilities)	208
55,002	Pilbara Minerals Ltd. (Metals & Mining)	146
20,036	Qantas Airways Ltd. (Passenger Airlines)(b)	89
32,157	QBE Insurance Group Ltd. (Insurance)	315
6,088	Ramsay Health Care Ltd. (Health Care Providers & Services)	272
1,146	REA Group Ltd. (Interactive Media & Services)	107
17,013	Reece Ltd. (Trading Companies & Distributors)	199
2,140,649	Regal Asian Investments Ltd. (Financial Services)^	2,988
9,092	Rio Tinto Ltd. (Metals & Mining)	731
69,108	Santos Ltd. (Oil, Gas & Consumable Fuels)(a)	318
112,527	Scentre Group (Diversified REITs)	208
7,306	SEEK Ltd. (Interactive Media & Services)	118
18,721	Sonic Healthcare Ltd. (Health Care Providers & Services)	439
100,344	South32 Ltd. (Metals & Mining)	294
51,754	Stockland (Diversified REITs)	139
27,373	Suncorp Group Ltd. (Insurance)	222
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
173,654	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$491
41,529	The GPT Group (Diversified REITs)	119
48,254	The Lottery Corp. Ltd. (Hotels, Restaurants & Leisure)	166
74,462	Transurban Group (Transportation Infrastructure)	711
30,556	Treasury Wine Estates Ltd. (Beverages)	268
83,889	Vicinity Centres (Diversified REITs)(a)	110
11,354	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	230
26,557	Wesfarmers Ltd. (Broadline Retail)	898
75,904	Westpac Banking Corp. (Banks)	1,105
4,237	WiseTech Global Ltd. (Software)	186
20,395	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	456
20,770	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	465
34,670	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	881
		31,274

	Austria — 0.10%
7,454	Erste Group Bank AG (Banks)(a)	246
3,193	OMV AG (Oil, Gas & Consumable Fuels)	147
1,476	Verbund AG (Electric Utilities)	128
2,516	Voestalpine AG (Metals & Mining)	86
		607

	Belgium — 0.52%
3,496	Ageas SA (Insurance)	151
18,831	Anheuser-Busch InBev N.V. (Beverages)	1,255
540	D'ieteren Group (Distributors)	105
1,541	Elia Group SA (Electric Utilities)(a)	204
2,156	Groupe Bruxelles Lambert SA (Financial Services)	184
5,423	KBC Group N.V. (Banks)	373
594	Sofina SA (Financial Services)	133
1,607	Solvay SA, Class - A (Chemicals)	184
4,425	UCB SA (Pharmaceuticals)	395
4,541	Umicore SA (Chemicals)(a)	154
4,771	Warehouses De Pauw CVA (Diversified REITs)	142
		3,280

	Canada — 1.64%
4,472	Agnico Eagle Mines Ltd. (Metals & Mining)	228
1,498	Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	75
13,824	Barrick Gold Corp. (Metals & Mining)	257
1,941	BCE, Inc. (Diversified Telecommunication Services)	87
21,209	Brookfield Corp. (Capital Markets)	691
4,653	Canadian Apartment Properties REIT (Diversified REITs)	163
6,976	Canadian National Railway Co. (Ground Transportation)	822
12,897	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	714
9,726	Canadian Pacific Railway Ltd. (Ground Transportation)	749
2,367	Canadian Utilities Ltd., Class - A (Multi-Utilities)	66
1,143	CCL Industries, Inc., Class - B (Containers & Packaging)	57

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
38,944	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$680
1,360	CGI, Inc. (IT Services)(b)	131
83	Constellation Software, Inc. (Software)	156
3,352	Dollarama, Inc. (Broadline Retail)	200
2,916	Emera, Inc. (Electric Utilities)	120
8,096	Empire Co. Ltd. (Consumer Staples Distribution & Retail)	217
118	Fairfax Financial Holdings Ltd. (Insurance)	78
190	FirstService Corp. (Real Estate Management & Development)	27
2,698	Fortis, Inc. (Electric Utilities)	115
1,886	Franco-Nevada Corp. (Metals & Mining)	275
1,334	George Weston Ltd. (Consumer Staples Distribution & Retail)	177
5,733	GFL Environmental, Inc. (Commercial Services & Supplies)	198
7,762	Hydro One Ltd. (Electric Utilities)	221
955	Intact Financial Corp. (Insurance)	137
44,948	Kinross Gold Corp. (Metals & Mining)	212
2,459	Loblaw Companies Ltd. (Consumer Staples Distribution & Retail)	224
159	Lumine Group, Inc. (Software)(b)	2
4,734	Metro, Inc. (Consumer Staples Distribution & Retail)	260
1,424	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)	36
2,725	Pan American Silver Corp. (Metals & Mining)	50
6,694	Quebecor, Inc., Class - B (Media)	166
2,402	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	135
2,069	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	96
4,975	Saputo, Inc. (Food Products)	129
2,804	Shaw Communications, Inc., Class - B (Media)	84
22,294	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	692
18,353	Teck Resources Ltd., Class - B (Metals & Mining)	670
4,642	TELUS Corp. (Diversified Telecommunication Services)	92
1,430	The Descartes Systems Group, Inc. (Software)(b)	115
1,547	Thomson Reuters Corp. (Professional Services)	201
1,995	TMX Group Ltd. (Capital Markets)	202
1,642	Toromont Industries Ltd. (Trading Companies & Distributors)	135
5,377	Wheaton Precious Metals Corp. (Metals & Mining)	259
322	WSP Global, Inc. (Construction & Engineering)	42
		10,443

	China — 0.06%
1,293	Futu Holdings Ltd., ADR (Capital Markets)(b)	67
5,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	282
29,000	SITC International Holdings Co. Ltd. (Marine Transportation)	62
		411
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark — 2.18%
67	A.P. Moller - Maersk A/S, Class - A (Marine Transportation)	$119
109	A.P. Moller - Maersk A/S, Class - B (Marine Transportation)	198
3,831	Carlsberg A/S, Class - B (Beverages)	594
2,287	Christian Hansen Holding A/S (Chemicals)(a)	174
4,215	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	555
31,572	Danske Bank A/S (Banks)(b)	635
1,998	Demant A/S (Health Care Equipment & Supplies)(b)	70
4,058	DSV A/S (Air Freight & Logistics)	787
3,396	Genmab A/S (Biotechnology)(a)(b)	1,283
41,310	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,563
7,127	Novozymes A/S, B Shares (Chemicals)	365
5,013	Orsted A/S (Electric Utilities)(a)	428
2,265	Pandora A/S (Textiles, Apparel & Luxury Goods)	218
193	ROCKWOOL A/S, Class - B (Building Products)	47
21,075	Tryg A/S (Insurance)(a)	461
47,770	Vestas Wind Systems A/S (Electrical Equipment)	1,392
		13,889

	Finland — 0.94%
5,186	Elisa Oyj (Diversified Telecommunication Services)	313
9,629	Fortum Oyj (Electric Utilities)(b)	147
10,056	Kesko Oyj, Class - B (Consumer Staples Distribution & Retail)	216
23,281	Kone Oyj, Class - B (Machinery)	1,214
14,400	Metso Outotec Oyj (Machinery)(a)	157
9,172	Neste Oyj (Oil, Gas & Consumable Fuels)	453
117,320	Nokia Oyj (Communications Equipment)	576
141,872	Nordea Bank Abp (Banks)	1,517
5,357	Orion Oyj, Class - B (Pharmaceuticals)	239
10,401	Sampo Oyj, Class - A (Insurance)	491
11,949	Stora Enso Oyj, Registered Shares (Paper & Forest Products)	155
12,359	UPM-Kymmene Oyj (Paper & Forest Products)(b)	415
10,263	Wartsila Oyj Abp (Machinery)	97
		5,990

	France — 7.91%
3,706	Accor SA (Hotels, Restaurants & Leisure)(b)	120
644	Aeroports de Paris (Transportation Infrastructure)(b)	92
12,392	Air Liquide SA (Chemicals)	2,074
7,926	Alstom SA (Machinery)	216
1,326	Amundi SA (Capital Markets)	84
1,288	Arkema SA (Chemicals)	127
40,522	AXA SA (Insurance)	1,237
4,288	BioMerieux (Health Care Equipment & Supplies)	452
24,084	BNP Paribas SA (Banks)	1,438
32,276	Bollore SA (Entertainment)	200
4,976	Bouygues SA (Construction & Engineering)	168
10,934	Bureau Veritas SA (Professional Services)(a)	314
3,551	Capgemini SE (IT Services)	660
30,399	Carrefour SA (Consumer Staples Distribution & Retail)(a)	614
24,411	Cie de Saint-Gobain (Building Products)	1,388

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
14,708	Cie Generale des Etablissements Michelin SCA (Automobile Components)(b)	$450
1,027	Covivio (Diversified REITs)	60
26,240	Credit Agricole SA (Banks)	296
18,886	Danone SA (Food Products)	1,175
1,223	Dassault Aviation SA (Aerospace & Defense)(a)	242
18,695	Dassault Systemes SE (Software)	771
7,330	Edenred (IT Services)	434
1,806	Eiffage SA (Construction & Engineering)(a)	195
43,894	Engie SA (Multi-Utilities)	695
10,792	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,946
945	Eurazeo SE (Financial Services)	67
996	Gecina SA (Diversified REITs)(a)	103
11,719	Getlink SE (Transportation Infrastructure)	193
738	Hermes International (Textiles, Apparel & Luxury Goods)	1,494
2,538	Ipsen SA (Pharmaceuticals)	279
1,623	Kering SA (Textiles, Apparel & Luxury Goods)	1,059
4,664	Klepierre SA (Diversified REITs)	106
7,541	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)	314
6,667	Legrand SA (Electrical Equipment)	610
7,430	L'Oreal SA (Personal Care Products)	3,318
6,894	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	6,327
73,389	Orange SA (Diversified Telecommunication Services)(a)	872
9,358	Pernod Ricard SA (Beverages)	2,119
4,953	Publicis Groupe SA (Media)	387
1,976	Remy Cointreau SA (Beverages)	360
4,167	Renault SA (Automobile Components)(b)	170
7,410	Safran SA (Aerospace & Defense)	1,097
36,389	Sanofi (Pharmaceuticals)	3,947
1,246	Sartorius Stedim Biotech (Life Sciences Tools & Services)	382
16,534	Schneider Electric SE (Electrical Equipment)(a)	2,763
3,362	SEB SA (Household Durables)	382
17,504	Societe Generale SA (Banks)	394
1,918	Sodexo SA (Hotels, Restaurants & Leisure)	187
1,944	Teleperformance (Professional Services)	470
3,420	Thales SA (Aerospace & Defense)	506
65,999	TotalEnergies SE (Oil, Gas & Consumable Fuels)	3,890
15,864	Ubisoft Entertainment SA (Entertainment)(b)	423
2,557	Unibail-Rodamco-Westfield (Diversified REITs)(b)	138
4,470	Valeo (Automobile Components)	92
14,429	Veolia Environnement SA (Multi-Utilities)	445
11,660	Vinci SA (Construction & Engineering)	1,337
37,369	Vivendi SE (Media)	378
577	Wendel SE (Financial Services)	61
5,186	Worldline SA (Financial Services)(b)	220
		50,338

	Germany — 5.26%
3,748	adidas AG (Textiles, Apparel & Luxury Goods)	664
8,855	Allianz SE (Insurance)	2,044
21,660	Aroundtown SA (Real Estate Management & Development)^(a)	31
19,913	BASF SE (Chemicals)	1,045
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
22,117	Bayer AG, Registered Shares (Pharmaceuticals)	$1,412
7,178	Bayerische Motoren Werke AG (Automobile Components)	787
2,744	Bechtle AG (IT Services)	131
4,443	Beiersdorf AG (Personal Care Products)	578
3,350	Brenntag AG (Trading Companies & Distributors)	252
873	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	122
23,078	Commerzbank AG (Banks)(b)	243
2,385	Continental AG (Automobile Components)	179
4,189	Covestro AG (Chemicals)	173
9,813	Daimler Truck Holding AG (Machinery)(b)	331
3,686	Delivery Hero SE (Hotels, Restaurants & Leisure)(b)	126
44,807	Deutsche Bank AG, Registered Shares (Capital Markets)	456
5,035	Deutsche Boerse AG (Capital Markets)	980
12,959	Deutsche Lufthansa AG, Registered Shares (Passenger Airlines)(a)(b)	144
21,490	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,006
77,108	Deutsche Telekom AG (Diversified Telecommunication Services)(a)	1,869
2,469	Dr. Ing. h.c. F. Porsche AG (Automobile Components)(b)	317
68,418	E.ON SE (Multi-Utilities)	853
4,546	Evonik Industries AG (Chemicals)	96
10,751	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	456
11,316	Fresenius SE & Co. KGaA (Health Care Providers & Services)	305
3,284	GEA Group AG (Machinery)	150
1,307	Hannover Rueck SE (Insurance)	256
3,140	HeidelbergCement AG (Construction Materials)	229
7,662	HelloFresh SE (Consumer Staples Distribution & Retail)(b)	182
6,942	Henkel AG & Co. KGaA, Preference Shares (Household Products)	543
2,253	Henkel AG & Co. KGAA (Household Products)	164
48,488	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(a)	1,991
3,886	Knorr-Bremse AG (Machinery)	259
4,168	LEG Immobilien AG (Real Estate Management & Development)	229
17,395	Mercedes-Benz Group AG (Automobile Components)	1,338
3,494	Merck KGaA (Pharmaceuticals)	651
1,158	MTU Aero Engines AG (Aerospace & Defense)	290
3,037	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	1,062
1,252	Nemetschek SE (Software)	86
2,289	Puma SE (Textiles, Apparel & Luxury Goods)(a)	142
152	Rational AG (Machinery)	103
1,443	Rheinmetall AG (Aerospace & Defense)	428
34,312	RWE AG (Independent Power and Renewable Electricity Producers)	1,476
29,218	SAP SE (Software)	3,690
5,865	Scout24 AG (Interactive Media & Services)	348
16,585	Siemens AG, Registered Shares (Industrial Conglomerates)	2,688

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
14,699	Siemens Energy AG (Electrical Equipment)(a)(b)	$324
9,532	Siemens Healthineers AG (Health Care Equipment & Supplies)	549
5,467	Symrise AG (Chemicals)(a)	595
104,342	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	321
7,665	United Internet AG (Diversified Telecommunication Services)(a)	132
640	Volkswagen AG (Automobile Components)	110
19,359	Vonovia SE (Real Estate Management & Development)	364
4,855	Zalando SE (Specialty Retail)(b)	203
		33,503

	Hong Kong — 1.77%
328,918	AIA Group Ltd. (Insurance)	3,450
94,695	BOC Hong Kong Holdings Ltd. (Banks)	295
37,300	Budweiser Brewing Co. APAC Ltd. (Beverages)	114
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(b)(c)	—
43,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	262
58,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	361
27,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	149
55,719	CLP Holdings Ltd. (Electric Utilities)	403
43,400	ESR Cayman Ltd. (Real Estate Management & Development)	78
47,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(b)	314
42,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	80
20,139	Hang Seng Bank Ltd. (Banks)	286
31,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	110
237,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	149
181,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(a)	241
351,247	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	309
26,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,157
42,240	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	186
52,500	MTR Corp. Ltd. (Ground Transportation)	254
31,310	New World Development Co. Ltd. (Real Estate Management & Development)	84
52,868	Power Assets Holdings Ltd. (Electric Utilities)	283
52,660	Sands China Ltd. (Hotels, Restaurants & Leisure)(b)	183
74,212	Sino Land Co. Ltd. (Real Estate Management & Development)	100
33,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	467
10,930	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	84
39,600	Swire Properties Ltd. (Real Estate Management & Development)	102
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
87,000	Techtronic Industries Co. Ltd. (Machinery)	$943
64,634	The Link Real Estate Investment Trust (Diversified REITs)	416
180,856	WH Group Ltd. (Food Products)	108
36,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	207
39,000	Xinyi Glass Holdings Ltd. (Building Products)	70
		11,245

	Ireland (Republic of) — 0.98%
3,503	AerCap Holdings N.V. (Trading Companies & Distributors)(b)	197
23,184	AIB Group PLC (Banks)	94
23,205	Bank of Ireland Group PLC (Banks)	235
32,916	CRH PLC (Construction Materials)(a)	1,663
3,566	DCC PLC (Industrial Conglomerates)(a)	208
43,257	Experian PLC (Professional Services)	1,424
3,621	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)(b)	659
9,662	James Hardie Industries PLC (Construction Materials)	208
3,452	Kerry Group PLC, Class - A (Food Products)(a)	344
3,348	Kingspan Group PLC (Building Products)	229
8,089	Ryanair Holdings PLC, ADR (Passenger Airlines)(b)	763
5,359	Smurfit Kappa Group PLC (Containers & Packaging)(a)	194
		6,218

	Isle of Man — 0.03%
12,765	Entain PLC (Hotels, Restaurants & Leisure)	198

	Israel — 0.43%
1,825	Azrieli Group Ltd. (Real Estate Management & Development)	105
31,714	Bank Hapoalim BM (Banks)	264
33,522	Bank Leumi Le (Banks)	254
105,167	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	144
2,437	Check Point Software Technologies Ltd. (Software)(b)	317
1,017	CyberArk Software Ltd. (Software)(b)	150
1,112	Elbit Systems Ltd. (Aerospace & Defense)	189
25,893	ICL Group Ltd. (Chemicals)	176
1	Isracard Ltd. (Consumer Finance)	—
30,891	Israel Discount Bank Ltd., Class - A (Banks)	152
3,851	Mizrahi Tefahot Bank Ltd. (Banks)	121
1,379	Nice Ltd. (Software)(b)	314
27,733	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(b)	245
1,198	The First International Bank Of Israel Ltd. (Banks)	42
2,729	Tower Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(b)	116
1,430	Wix.com Ltd. (IT Services)(b)	143
		2,732

	Italy — 1.76%
4,927	Amplifon SpA (Health Care Providers & Services)	171
26,489	Assicurazioni Generali SpA (Insurance)	528
22,439	Davide Campari-Milano N.V. (Beverages)	274
2,121	DiaSorin SpA (Health Care Equipment & Supplies)	224
176,330	Enel SpA (Electric Utilities)(a)	1,074
54,201	Eni SpA (Oil, Gas & Consumable Fuels)^	756

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
6,072	Ferrari N.V. (Automobile Components)	$1,645
13,227	FinecoBank Banca Fineco SpA (Banks)	203
23,196	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(a)	305
651,143	Intesa Sanpaolo SpA (Banks)(a)	1,670
13,123	Mediobanca Banca di Credito Finanziario SpA (Banks)	132
17,203	Moncler SpA (Textiles, Apparel & Luxury Goods)	1,188
12,796	Nexi SpA (IT Services)(b)	104
11,327	Poste Italiane SpA (Insurance)	115
6,230	Prusmian SpA (Electrical Equipment)	262
5,504	Recordati SpA (Pharmaceuticals)	233
60,254	Snam SpA (Gas Utilities)	320
216,022	Telecom Italia SpA (Diversified Telecommunication Services)(b)	71
50,720	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	416
79,853	UniCredit SpA (Banks)	1,505
		11,196

	Japan — 13.21%
4,100	Advantest Corp. (Semiconductors & Semiconductor Equipment)^(a)	380
18,600	Aeon Co. Ltd. (Consumer Staples Distribution & Retail)	361
4,165	AGC, Inc. (Building Products)	155
3,200	Aisin Corp. (Automobile Components)^	88
14,200	Ajinomoto Co., Inc. (Food Products)	494
5,200	ANA Holdings, Inc. (Passenger Airlines)(a)(b)	113
9,900	Asahi Group Holdings Ltd. (Beverages)(a)	369
7,800	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	138
27,210	Asahi Kasei Corp. (Chemicals)	191
43,890	Astellas Pharma, Inc. (Pharmaceuticals)	623
2,500	Azbil Corp. (Electronic Equipment, Instruments & Components)	68
14,100	Bandai Namco Holdings, Inc. (Leisure Products)	304
2,900	BayCurrent Consulting, Inc. (Professional Services)	120
12,360	Bridgestone Corp. (Automobile Components)	502
5,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	77
23,147	Canon, Inc. (Technology Hardware, Storage & Peripherals)	515
7,700	Capcom Co. Ltd. (Entertainment)	276
3,600	Central Japan Railway Co. (Ground Transportation)	430
29,000	Chubu Electric Power Co., Inc. (Electric Utilities)	306
18,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	457
23,600	Concordia Financial Group Ltd. (Banks)	87
15,500	CyberAgent, Inc. (Media)	132
4,839	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	135
6,600	Daifuku Co. Ltd. (Machinery)	123
21,200	Dai-ichi Life Holdings, Inc. (Insurance)	390
38,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,386
5,400	Daikin Industries Ltd. (Building Products)	969
2,147	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	214
13,030	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	307
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
124	Daiwa House REIT Investment Corp. (Diversified REITs)	$254
36,500	Daiwa Securities Group, Inc. (Capital Markets)^	172
9,400	Denso Corp. (Automobile Components)	531
4,670	Dentsu Group, Inc. (Media)	165
1,800	Disco Corp. (Semiconductors & Semiconductor Equipment)	209
8,200	East Japan Railway Co. (Ground Transportation)	454
6,900	Eisai Co. Ltd. (Pharmaceuticals)	392
97,478	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	342
21,000	FANUC Corp. (Machinery)	758
3,900	Fast Retailing Co. Ltd. (Specialty Retail)	854
2,800	Fuji Electric Co. Ltd. (Electrical Equipment)	111
9,310	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	473
4,250	Fujitsu Ltd. (IT Services)(a)	574
232	GLP J-REIT (Diversified REITs)(a)	250
900	GMO Payment Gateway, Inc. (IT Services)	78
5,100	Hakuhodo DY Holdings, Inc. (Media)	58
3,000	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	162
6,500	Hankyu Hanshin Holdings, Inc. (Ground Transportation)	192
400	Hikari Tsushin, Inc. (Specialty Retail)	56
580	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	76
2,200	Hitachi Construction Machinery Co. Ltd. (Machinery)	51
20,980	Hitachi Ltd. (Industrial Conglomerates)	1,153
35,354	Honda Motor Co. Ltd. (Automobile Components)	935
2,400	Hoshizaki Corp. (Machinery)	89
7,800	HOYA Corp. (Health Care Equipment & Supplies)	862
8,300	Hulic Co. Ltd. (Real Estate Management & Development)(a)	68
2,400	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	96
9,759	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	214
3,100	Iida Group Holdings Co. Ltd. (Household Durables)^	51
22,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	238
12,670	Isuzu Motors Ltd. (Automobile Components)	151
3,500	ITO EN Ltd. (Beverages)	115
25,758	ITOCHU Corp. (Trading Companies & Distributors)	839
6,700	Itochu Techno-Solutions Corp. (IT Services)	165
3,100	Japan Airlines Co. Ltd. (Passenger Airlines)(a)	60
16,300	Japan Exchange Group, Inc. (Capital Markets)	250
46,400	Japan Post Bank Co. Ltd. (Banks)^(a)	379
62,660	Japan Post Holdings Co. Ltd. (Insurance)(a)	509
6,800	Japan Post Insurance Co. Ltd. (Insurance)(a)	106
62	Japan Real Estate Investment Corp. (Diversified REITs)	247
152	Japan Retail Fund Investment Corp. (Diversified REITs)	111
32,827	Japan Tobacco, Inc. (Tobacco)	694
10,700	JFE Holdings, Inc. (Metals & Mining)	136

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,833	JSR Corp. (Chemicals)	$91
9,200	Kajima Corp. (Construction & Engineering)	111
13,800	Kao Corp. (Personal Care Products)	537
39,800	KDDI Corp. (Wireless Telecommunication Services)	1,227
4,000	Keio Corp. (Ground Transportation)	140
2,800	Keisei Electric Railway Co. Ltd. (Ground Transportation)	86
5,900	Keyence Corp. (Electronic Equipment, Instruments & Components)	2,892
3,200	Kikkoman Corp. (Food Products)	163
6,300	Kintetsu Group Holdings Co. Ltd. (Ground Transportation)	203
24,410	Kirin Holdings Co. Ltd. (Beverages)	386
3,500	Kobayashi Pharmaceutical Co. Ltd. (Personal Care Products)	214
8,300	Kobe Bussan Co. Ltd. (Consumer Staples Distribution & Retail)	232
8,520	Koei Tecmo Holdings Co. Ltd. (Entertainment)	154
4,500	Koito Manufacturing Co. Ltd. (Automobile Components)	85
20,090	Komatsu Ltd. (Machinery)^	499
2,000	Konami Group Corp. (Entertainment)	92
700	Kose Corp. (Personal Care Products)	83
22,100	Kubota Corp. (Machinery)	335
2,300	Kurita Water Industries Ltd. (Machinery)	105
6,920	Kyocera Corp. (Electronic Equipment, Instruments & Components)	361
8,800	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	192
1,600	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	284
6,245	Lixil Corp. (Building Products)^	103
9,600	M3, Inc. (Health Care Technology)	242
4,900	Makita Corp. (Machinery)	122
33,571	Marubeni Corp. (Trading Companies & Distributors)	457
2,500	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	132
12,350	Mazda Motor Corp. (Automobile Components)	114
6,200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	258
11,400	MEIJI Holdings Co. Ltd. (Food Products)^	271
7,900	MINEBEA MITSUMI, Inc. (Machinery)	151
6,200	MISUMI Group, Inc. (Machinery)	156
27,710	Mitsubishi Chemical Group Corp. (Chemicals)^	165
28,740	Mitsubishi Corp. (Trading Companies & Distributors)	1,033
41,890	Mitsubishi Electric Corp. (Electrical Equipment)	501
25,600	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	305
14,300	Mitsubishi HC Capital, Inc. (Financial Services)	74
6,997	Mitsubishi Heavy Industries Ltd. (Machinery)	258
368,882	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,364
31,066	Mitsui & Co. Ltd. (Trading Companies & Distributors)	968
3,950	Mitsui Chemicals, Inc. (Chemicals)	102
19,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	368
7,500	Mitsui O.S.K. Lines Ltd. (Marine Transportation)^	188
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
56,052	Mizuho Financial Group, Inc. (Banks)	$794
13,400	MonotaRO Co. Ltd. (Trading Companies & Distributors)	169
12,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	382
12,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	762
5,330	NEC Corp. (IT Services)	206
15,800	Nexon Co. Ltd. (Entertainment)	377
5,200	NGK Insulators Ltd. (Machinery)	69
9,700	Nidec Corp. (Electrical Equipment)	505
6,600	Nihon M&A Center Holdings, Inc. (Professional Services)	49
27,600	Nintendo Co. Ltd. (Entertainment)	1,072
68	Nippon Building Fund, Inc. (Diversified REITs)	283
1,700	NIPPON EXPRESS HOLDINGS, INC. (Air Freight & Logistics)	103
18,000	Nippon Paint Holdings Co. Ltd. (Chemicals)(a)	169
123	Nippon Prologis REIT, Inc. (Diversified REITs)(a)	260
3,800	Nippon Sanso Holdings Corp. (Chemicals)	69
3,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	146
17,500	Nippon Steel Corp. (Metals & Mining)^(a)	413
31,240	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	933
10,500	Nippon Yusen KK (Marine Transportation)^	245
2,800	Nissan Chemical Corp. (Chemicals)^	127
50,300	Nissan Motor Co. Ltd. (Automobile Components)	190
14,000	Nisshin Seifun Group, Inc. (Food Products)	164
3,300	Nissin Foods Holdings Co. Ltd. (Food Products)(a)	302
2,800	Nitori Holdings Co. Ltd. (Specialty Retail)	338
3,060	Nitto Denko Corp. (Chemicals)	198
63,100	Nomura Holdings, Inc. (Capital Markets)	243
2,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	58
182	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	204
11,820	Nomura Research Institute Ltd. (IT Services)	277
13,700	NTT Data Corp. (IT Services)	180
14,100	Obayashi Corp. (Construction & Engineering)	108
2,300	Obic Co. Ltd. (IT Services)	365
11,600	Odakyu Electric Railway Co. Ltd. (Ground Transportation)	151
36,800	Oji Paper Co. Ltd. (Paper & Forest Products)	146
26,500	Olympus Corp. (Health Care Equipment & Supplies)	465
4,000	OMRON Corp. (Electronic Equipment, Instruments & Components)	234
12,800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	267
1,600	Open House Group Co. Ltd. (Household Durables)(a)	60
2,200	Oracle Corp. (Software)	159
24,500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	839
25,900	ORIX Corp. (Financial Services)	427
17,045	Osaka Gas Co. Ltd. (Gas Utilities)	280

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,900	OTSUKA Corp. (IT Services)	$209
8,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	270
15,400	Pan Pacific International Holdings Corp. (Broadline Retail)	298
47,900	Panasonic Holdings Corp. (Household Durables)	429
3,800	Persol Holdings Co. Ltd. (Professional Services)(a)	77
18,900	Rakuten Group, Inc. (Broadline Retail)	88
31,300	Recruit Holdings Co. Ltd. (Professional Services)	861
25,400	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	368
55,885	Resona Holdings, Inc. (Banks)	269
12,400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	93
1,870	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	156
5,300	SBI Holdings, Inc. (Capital Markets)	105
7,100	SCSK Corp. (IT Services)	104
6,600	Secom Co. Ltd. (Commercial Services & Supplies)	407
6,069	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	87
8,000	Sekisui Chemical Co. Ltd. (Household Durables)	114
15,325	Sekisui House Ltd. (Household Durables)	313
18,430	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	833
14,600	SG Holdings Co. Ltd. (Air Freight & Logistics)	217
4,900	Sharp Corp. (Household Durables)^(a)	35
5,100	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	160
2,000	Shimano, Inc. (Leisure Products)	346
17,200	Shimizu Corp. (Construction & Engineering) ^	97
40,425	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,312
7,500	Shionogi & Co. Ltd. (Pharmaceuticals)	338
8,700	Shiseido Co. Ltd. (Personal Care Products)	408
23,700	Shizuoka Financial Group, Inc. (Banks)	171
1,200	SMC Corp. (Machinery)	636
76,354	Softbank Corp. (Wireless Telecommunication Services)	882
26,100	SoftBank Group Corp. (Wireless Telecommunication Services)	1,026
7,860	Sompo Holdings, Inc. (Insurance)	312
36,000	Sony Group Corp. (Household Durables)	3,280
4,700	Square Enix Holdings Co. Ltd. (Entertainment)	226
13,354	Subaru Corp. (Automobile Components)	213
7,600	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(a)	114
32,260	Sumitomo Chemical Co. Ltd. (Chemicals)	109
24,440	Sumitomo Corp. (Trading Companies & Distributors) ^	433
15,520	Sumitomo Electric Industries Ltd. (Automobile Components)	199
5,400	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	207
29,303	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,173
8,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	289
6,700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	151
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,500	Suntory Beverage & Food Ltd. (Beverages)	$242
8,000	Suzuki Motor Corp. (Automobile Components)	291
3,600	Sysmex Corp. (Health Care Equipment & Supplies)	236
11,500	T&D Holdings, Inc. (Insurance)	143
5,050	Taisei Corp. (Construction & Engineering)	156
35,545	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)^	1,168
8,400	TDK Corp. (Electronic Equipment, Instruments & Components)	302
14,000	Terumo Corp. (Health Care Equipment & Supplies)	379
15,500	The Chiba Bank Ltd. (Banks)	100
30,610	The Kansai Electric Power Co., Inc. (Electric Utilities)	298
4,900	TIS, Inc. (IT Services)	130
8,100	Tobu Railway Co. Ltd. (Ground Transportation)	194
4,800	Toho Co. Ltd. (Entertainment)	184
42,720	Tokio Marine Holdings, Inc. (Insurance)	822
47,800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(b)	171
9,780	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,195
15,800	Tokyo Gas Co. Ltd. (Gas Utilities)	297
14,100	Tokyu Corp. (Ground Transportation)	188
5,700	TOPPAN, Inc. (Commercial Services & Supplies)	115
30,100	Toray Industries, Inc. (Chemicals)	172
11,200	Toshiba Corp. (Industrial Conglomerates)	376
5,600	Tosoh Corp. (Chemicals)	76
3,100	TOTO Ltd. (Building Products)	104
3,200	Toyota Industries Corp. (Machinery)	178
229,900	Toyota Motor Corp. (Automobile Components)	3,272
4,600	Toyota Tsusho Corp. (Trading Companies & Distributors)	196
4,500	Trend Micro, Inc. (Software)	221
12,300	Unicharm Corp. (Household Products)	506
8,800	USS Co. Ltd. (Specialty Retail)	153
9,400	Welcia Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	201
6,100	West Japan Railway Co. (Ground Transportation)^(a)	252
5,100	Yakult Honsha Co. Ltd. (Food Products)	370
3,000	Yamaha Corp. (Leisure Products)	116
6,500	Yamaha Motor Co. Ltd. (Automobile Components)	170
11,900	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	204
5,200	Yaskawa Electric Corp. (Machinery)	228
5,000	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	81
57,900	Z Holdings Corp. (Interactive Media & Services)	164
5,700	ZOZO, Inc. (Specialty Retail)(a)	131
		84,179

	Jersey — 0.25%
223,653	Glencore PLC (Metals & Mining)(a)	1,287
23,676	WPP PLC (Media)	281
		1,568

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Korea, Republic Of — 0.12%
621	Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	$767

	Luxembourg — 0.27%
37,387	ArcelorMittal SA (Metals & Mining)	1,132
6,797	Eurofins Scientific SE (Life Sciences Tools & Services)	456
10,238	Tenaris SA (Energy Equipment & Services)	145
		1,733

	Netherlands — 4.11%
8,756	ABN AMRO Bank N.V. (Banks)	139
998	Adyen N.V. (IT Services)(a)(b)	1,590
38,737	AEGON N.V. (Insurance)	166
12,815	Airbus SE (Aerospace & Defense)	1,712
4,962	Akzo Nobel N.V. (Chemicals)	388
1,430	Argenx SE (Biotechnology)(b)	531
1,015	ASM International N.V. (Semiconductors & Semiconductor Equipment)	412
9,918	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(a)	6,759
22,185	CNH Industrial N.V. (Machinery)	339
4,894	Euronext N.V. (Capital Markets)	374
2,351	EXOR NV (Financial Services)(b)	194
4,558	Heineken Holding N.V. (Beverages)	419
15,845	Heineken N.V. (Beverages)(a)	1,703
1,235	IMCD NV (Trading Companies & Distributors)(a)	202
81,673	ING Groep N.V. (Banks)	970
13,727	JDE Peet's N.V. (Food Products)(a)	399
3,961	Just Eat Takeaway.com N.V. (Hotels, Restaurants & Leisure)(b)	76
33,213	Koninklijke Ahold Delhaize N.V. (Consumer Staples Distribution & Retail)	1,134
4,810	Koninklijke DSM N.V. (Chemicals)	569
155,180	Koninklijke KPN N.V. (Diversified Telecommunication Services)	548
19,280	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	354
7,066	NN Group N.V. (Insurance)	257
5,604	OCI N.V. (Chemicals)(a)	190
17,404	Prosus N.V. (Broadline Retail)(a)	1,363
10,794	QIAGEN N.V. (Life Sciences Tools & Services)(b)	492
2,592	Randstad N.V. (Professional Services)^	154
30,666	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,633
47,637	Universal Music Group N.V. (Entertainment)	1,206
15,053	Wolters Kluwer N.V. (Professional Services)	1,899
		26,172

	New Zealand — 0.13%
27,138	Auckland International Airport Ltd. (Transportation Infrastructure)(b)	148
12,517	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	208
14,981	Mercury NZ Ltd. (Electric Utilities)	59
27,865	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	92
40,576	Spark New Zealand Ltd. (Diversified Telecommunication Services)	129
2,928	Xero Ltd. (Software)(b)	178
		814
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.50%
6,318	Adevinta ASA (Interactive Media & Services)(b)	$45
6,851	Aker BP ASA (Oil, Gas & Consumable Fuels)	168
20,167	DNB Bank ASA (Banks)	361
44,516	Equinor ASA (Oil, Gas & Consumable Fuels)	1,264
7,822	Gjensidige Forsikring ASA (Insurance)^	128
3,027	Kongsberg Gruppen ASA (Aerospace & Defense)	123
8,969	Mowi ASA (Food Products)(a)	166
29,156	Norsk Hydro ASA (Metals & Mining)	218
30,490	Orkla ASA (Food Products)	217
2,010	Salmar ASA (Food Products)	88
22,177	Telenor ASA (Diversified Telecommunication Services)	260
3,590	Yara International ASA (Chemicals)	156
		3,194

	Portugal — 0.09%
60,183	EDP - Energias de Portugal SA (Electric Utilities)	328
10,867	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(a)	123
6,139	Jeronimo Martins SGPS, SA (Consumer Staples Distribution & Retail)(a)	144
		595

	Singapore — 0.90%
72,838	Ascendas Real Estate Investment Trust (Diversified REITs)	157
115,024	CapitaLand Integrated Commercial Trust (Diversified REITs)	172
101,600	Capitaland Investment Ltd. (Real Estate Management & Development)	282
8,900	City Developments Ltd. (Real Estate Management & Development)	49
39,231	DBS Group Holdings Ltd. (Banks)	976
131,100	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	111
28,147	Grab Holdings Ltd. (Ground Transportation)(b)	85
2,100	Jardine Cycle & Carriage Ltd. (Industrial Conglomerates)	49
46,700	Keppel Corp. Ltd. (Industrial Conglomerates)	198
51,100	Mapletree Commercial Trust (Diversified REITs)	69
105,090	Mapletree Logistics Trust (Diversified REITs)	136
73,437	Oversea-Chinese Banking Corp. Ltd. (Banks)	685
7,834	Sea Ltd., ADR (Entertainment)(b)	678
1,237,771	Sembcorp Marine Ltd. (Machinery)(b)	111
29,000	Singapore Airlines Ltd. (Passenger Airlines)	125
35,600	Singapore Exchange Ltd. (Capital Markets)	252
57,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	159
234,640	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	435
25,600	United Overseas Bank Ltd. (Banks)	574
19,900	UOL Group Ltd. (Real Estate Management & Development)	104
12,400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	165
41,600	Wilmar International Ltd. (Food Products)	132
		5,704

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 1.57%
678	Acciona SA (Electric Utilities)	$136
5,698	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	181
1,626	Aena SME SA (Transportation Infrastructure)(b)	263
9,767	Amadeus IT Group SA (IT Services)(b)	655
131,539	Banco Bilbao Vizcaya Argentaria SA (Banks)^	940
364,100	Banco Santander SA (Banks)(a)	1,357
96,115	CaixaBank SA (Banks)	375
16,248	Cellnex Telecom SA (Diversified Telecommunication Services)(a)	632
6,678	Corp. ACCIONA Energias Renovables SA (Independent Power and Renewable Electricity Producers)(b)	259
6,247	EDP Renovaveis SA (Independent Power and Renewable Electricity Producers)	143
12,724	Enagas SA (Gas Utilities)(a)	245
12,184	Endesa SA (Electric Utilities)	265
10,579	Ferrovial SA (Construction & Engineering)	311
17,338	Grifols SA (Biotechnology)(b)	172
140,222	Iberdrola SA (Electric Utilities)	1,746
23,649	Industria de Diseno Textil SA (Specialty Retail)	794
5,085	Naturgy Energy Group SA (Gas Utilities)	153
22,417	Red Electrica Corp. SA (Electric Utilities)	395
29,913	Repsol SA (Oil, Gas & Consumable Fuels)	460
112,686	Telefonica SA (Diversified Telecommunication Services)	485
		9,967

	Sweden — 1.87%
6,281	Alfa Laval AB (Machinery)	224
23,162	Assa Abloy AB, B Shares (Building Products)	555
58,233	Atlas Copco AB, Class - A (Machinery)	739
33,840	Atlas Copco AB, Class - B (Machinery)	389
5,930	Boliden AB (Metals & Mining)	233
8,261	Electrolux AB, Class - B (Household Durables)	100
32,552	Embracer Group AB (Entertainment)(b)	153
14,287	Epiroc AB, Class - A (Machinery)	284
8,455	Epiroc AB, Class - B (Machinery)	144
6,464	Equities AB (Capital Markets)	132
18,944	Essity AB, Class - B (Household Products)^	541
4,175	Evolution AB (Hotels, Restaurants & Leisure)	560
13,679	Fastighets AB Balder, B Shares (Real Estate Management & Development)(b)	56
10,266	Getinge AB, B Shares (Health Care Equipment & Supplies)	250
15,834	H & M Hennes & Mauritz AB, B Shares (Specialty Retail)	226
42,198	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	486
4,794	Holmen AB, B Shares (Paper & Forest Products)	184
9,097	Husqvarna AB, B Shares (Machinery)	79
2,827	Industrivarden AB, A Shares (Financial Services)(a)	76
3,339	Industrivarden AB, Class - C (Financial Services)	90
5,924	Indutrade AB (Machinery)	126
3,210	Investment AB Latour, Class - B (Industrial Conglomerates)	65
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
10,812	Investor AB, Class - A (Financial Services)	$221
39,499	Investor AB, Class - B (Financial Services)	788
5,261	Kinnevik AB, Class - B (Financial Services)(b)	79
2,722	L E Lundbergforetagen AB, Class - B (Financial Services)	124
5,054	Lifco AB, Class - B (Industrial Conglomerates)	109
32,856	Nibe Industrier AB, Class - B (Building Products)	375
4,134	Sagax AB, Class - B (Real Estate Management & Development)	95
23,116	Sandvik AB (Machinery)	491
18,149	Securitas AB, Class - B (Commercial Services & Supplies)	162
35,033	Skandinaviska Enskilda Banken AB, Class - A (Banks)(b)	387
7,376	Skanska AB, B Shares (Construction & Engineering)^	113
8,311	SKF AB, B Shares (Machinery)	164
20,566	Svenska Cellulosa AB SCA, Class - B (Paper & Forest Products)^	271
39,977	Svenska Handelsbanken AB, A Shares (Banks)^	346
23,401	Swedbank AB, A Shares (Banks) ^	385
9,166	Swedish Orphan Biovitrum AB (Biotechnology)(b)	213
28,820	Tele2 AB, B Shares (Wireless Telecommunication Services)	287
80,329	Telefonaktiebolaget LM Ericsson, Class - B (Communications Equipment)	471
112,664	Telia Co. AB (Diversified Telecommunication Services) ^(a)	286
32,716	Volvo AB, B Shares (Machinery)	675
4,341	Volvo AB, Class - A (Machinery)	93
12,919	Volvo Car AB, Class - B (Automobile Components)^(b)	57
		11,884

	Switzerland — 6.93%
34,076	ABB Ltd., Registered Shares (Electrical Equipment)	1,173
3,469	Adecco Group AG (Professional Services)(a)	126
21,146	Alcon, Inc. (Health Care Equipment & Supplies)	1,501
1,589	Bachem Holding AG, Registered Shares (Life Sciences Tools & Services)	159
1,877	Baloise Holding AG, Registered Shares (Insurance)	293
5,491	Banque Cantonale Vaudoise, Registered Shares (Banks)	519
276	Barry Callebaut AG, Registered Shares (Food Products)(a)	585
3,039	BKW AG (Electric Utilities)	478
23	Chocoladefabriken Lindt & Spruengli AG (Food Products)	272
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	592
11,317	Cie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,815
4,678	Clariant AG, Registered Shares (Chemicals)	78
4,369	Coca-Cola HBC AG (Beverages)	120
78,090	Credit Suisse Group AG, Registered Shares (Capital Markets)(a)	70
280	EMS-Chemie Holding AG (Chemicals)	232

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
871	Geberit AG, Registered Shares (Building Products)	$487
271	Givaudan SA, Registered Shares (Chemicals)	882
12,018	Holcim Ltd., Registered Shares (Construction Materials)(a)	775
4,635	Julius Baer Group Ltd. (Capital Markets)	317
1,912	Kuehne & Nagel International AG, Registered Shares (Marine Transportation)	570
3,753	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	219
2,920	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(a)	1,758
68,902	Nestle SA, Registered Shares (Food Products)	8,404
58,595	Novartis AG, Registered Shares (Pharmaceuticals)	5,382
1,259	Partners Group Holding AG (Capital Markets)	1,185
2,941	Roche Holding AG (Pharmaceuticals)	884
15,799	Roche Holding AG (Pharmaceuticals)	4,516
2,235	Schindler Holding AG (Machinery)	496
509	Schindler Holding AG, Registered Shares (Machinery)	108
190	SGS SA, Registered Shares (Professional Services)(a)	419
17,930	SIG Group AG (Containers & Packaging)(a)	462
5,951	Sika AG, Registered Shares (Chemicals)(a)	1,669
1,164	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	343
2,420	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	363
668	Swiss Life Holding AG (Insurance)	412
6,148	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	511
6,539	Swiss Re AG (Insurance)	672
1,311	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	837
1,379	Temenos AG, Registered Shares (Software)	96
1,141	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	72
627	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	216
107,856	UBS Group AG (Capital Markets)	2,283
585	VAT Group AG (Machinery)(a)	211
3,262	Zurich Financial Services AG (Insurance)	1,564
		44,126

	Taiwan — 0.12%
7,911	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	736

	United Kingdom — 10.52%
21,100	3i Group PLC (Capital Markets)	440
46,645	abrdn PLC (Capital Markets)	117
13,703	Admiral Group PLC (Insurance)	344
27,549	Anglo American PLC (Metals & Mining)	916
8,549	Antofagasta PLC (Metals & Mining)	167
20,984	Ashtead Group PLC (Trading Companies & Distributors)	1,289
7,724	Associated British Foods PLC (Food Products)	185
Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
41,128	AstraZeneca PLC (Pharmaceuticals)(a)	$5,699
42,378	Auto Trader Group PLC (Interactive Media & Services)(a)	323
60,764	Aviva PLC (Insurance)	303
157,719	BAE Systems PLC (Aerospace & Defense)	1,908
689,465	Barclays PLC (Banks)(a)	1,241
22,169	Barratt Developments PLC (Household Durables)(a)	128
3,812	Berkeley Group Holdings PLC (Household Durables)	198
508,024	BP PLC (Oil, Gas & Consumable Fuels)	3,210
50,101	British American Tobacco PLC (Tobacco)	1,756
19,092	British Land Co. PLC (Diversified REITs)	92
177,880	BT Group PLC (Diversified Telecommunication Services)	320
14,147	Bunzl PLC (Trading Companies & Distributors)	534
8,500	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	272
7,319	Coca-Cola Europacific Partners PLC (Beverages)	433
38,286	Compass Group PLC (Hotels, Restaurants & Leisure)	962
6,155	Croda International PLC (Chemicals)(a)	494
69,826	Diageo PLC (Beverages)	3,116
144,068	GSK PLC (Pharmaceuticals)	2,546
110,112	Haleon PLC (Personal Care Products)(b)	437
13,102	Halma PLC (Electronic Equipment, Instruments & Components)	361
7,712	Hargreaves Lansdown PLC (Capital Markets)	76
18,686	Hikma Pharmaceuticals PLC (Pharmaceuticals)(a)	387
432,905	HSBC Holdings PLC (Banks)	2,943
27,102	Imperial Brands PLC (Tobacco)	623
31,438	Informa PLC (Media)	269
3,989	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	261
5,850	Intertek Group PLC (Professional Services)	293
144,664	J Sainsbury PLC (Consumer Staples Products)	498
55,914	JD Sports Fashion PLC (Specialty Retail)	123
4,949	Johnson Matthey PLC (Chemicals)	121
77,643	Kingfisher PLC (Specialty Retail)	251
15,335	Land Securities Group PLC (Diversified REITs)	118
129,488	Legal & General Group PLC (Insurance)	383
1,478,605	Lloyds Banking Group PLC (Banks)	869
18,648	London Stock Exchange Group PLC (Capital Markets)	1,812
54,469	M&G PLC (Financial Services)	133
87,899	Melrose Industries PLC (Industrial Conglomerates)	181
10,527	Mondi PLC (Paper & Forest Products)	167
158,159	National Grid PLC (Multi-Utilities)	2,139
324,629	NatWest Group PLC (Banks)(a)	1,059
2,802	Next PLC (Broadline Retail)	228
56,489	Ocado Group PLC (Consumer Staples Distribution & Retail)(a)(b)	374
28,049	Pearson PLC (Diversified Consumer Services)	293
6,923	Persimmon PLC (Household Durables)	107
16,260	Phoenix Group Holdings PLC (Insurance)	110
109,367	Prudential PLC (Insurance)	1,497
20,516	RecKitt Benckiser Group PLC (Household Products)	1,560
71,686	RELX PLC (Professional Services)	2,321

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
86,294	Rentokil Initial PLC (Commercial Services & Supplies)	$630
34,987	Rio Tinto PLC (Metals & Mining)	2,374
181,408	Rolls-Royce Holdings PLC (Aerospace & Defense)(b)	334
15,853	Schroders PLC (Capital Markets)	90
46,618	Segro PLC (Diversified REITs)	444
14,146	Severn Trent PLC (Water Utilities)(a)	503
178,194	Shell PLC (Oil, Gas & Consumable Fuels)	5,079
21,413	Smith & Nephew PLC (Health Care Equipment & Supplies)	297
7,856	Smiths Group PLC (Industrial Conglomerates)	167
2,831	Spirax-Sarco Engineering PLC (Machinery)	415
25,676	SSE PLC (Electric Utilities)	572
11,795	St. James Place PLC (Capital Markets)	177
54,204	Standard Chartered PLC (Banks)	411
94,135	Stellantis N.V. (Automobile Components)	1,712
76,573	Taylor Wimpey PLC (Household Durables)(a)	113
263,948	Tesco PLC (Consumer Staples Distribution & Retail)	865
48,155	The Sage Group PLC (Software)	462
76,216	Unilever PLC (Personal Care Products)	3,950
37,117	United Utilities Group PLC (Water Utilities)	485
650,186	Vodafone Group PLC (Wireless Telecommunication Services)	717
4,380	Whitbread PLC (Hotels, Restaurants & Leisure)	162
		66,946

	United States — 0.17%
8,044	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)	281
2,324	Linde PLC (Chemicals)	826
		1,107
	Total Common Stocks	440,816

	Preferred Stocks — 0.20%
	Germany — 0.20%
1,288	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobile Components)	132
3,320	Porsche Automobil Holding SE — Preferred (Automobile Components)	191
907	Sartorius AG — Preferred (Life Sciences Tools & Services)	382
4,023	Volkswagen AG — Preferred (Automobile Components)	548
	Total Preferred Stocks	1,253

	Right — 0.00%
	United States — 0.00%
592,850	CBRE Global Real Estate Income Fund, 4/10/23 (Real Estate Management & Development)(b)	18
	Total Right	18

	Investment Companies — 30.70%
979,176	Aberdeen New Dawn Investment Trust PLC	3,323
281,229	Aberforth Smaller Companies Trust PLC	4,273
516,982	Abrdn UK Smaller Companies Growth Trust PLC	2,726
154,850	ASA Gold and Precious Metals, Ltd.	2,482

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	Security was valued using significant unobservable inputs as of March 31, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust

Shares	Security Description	Value (000)
	Investment Companies (continued)
1,614,892	AVI Japan Opportunity Trust PLC	$2,354
1,802,465	Baillie Gifford European Growth Trust PLC	2,114
325,445	Baillie Gifford Japan Trust PLC	3,015
909,920	Baillie Gifford UK Growth Fund PLC	1,863
293,580	BlackRock Health Sciences Trust II	4,906
529,465	BlackRock Innovation & Growth Trust	4,252
151,666	BlackRock Resources & Commodities Strategy Trust	1,447
183,848	BlackRock Science Technology Trust II	3,436
155,737	CBRE Global Real Estate Income Fund	827
894,419	CC Japan Income & Growth Trust PLC	1,689
625,884	Edinburgh Investment Trust PLC	5,110
578,229	European Opportunities Trust PLC	5,407
2,884,214	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(d)	2,884
415,147	Fidelity Emerging Markets Ltd.	3,019
911,687	Fidelity European Trust PLC	3,801
1,499,221	Fidelity Japan Trust PLC	3,227
1,012,300	Fidelity Special Values PLC	3,411
2,280,000	Henderson European Focus Trust PLC	4,492
1,722,126	Henderson EuroTrust PLC	2,889
747,421	Japan Smaller Capitalization Fund, Inc.	5,165
1,450,431	JPMorgan European Discovery Trust PLC	7,583
7,332,712	JPMorgan European Growth & Income PLC	8,547
515,417	JPMorgan Japan Small Cap Growth & Income, Ordinary Shares	2,070
933,855	JPMorgan Japanese Investment Trust PLC	5,397
206,603	JPMorgan U.S. Smaller Companies Investment Trust PLC	1,002
1,670,107	Mercantile Investment Trust PLC	4,146
165,010	Morgan Stanley China A Share Fund, Inc.	2,370
662,200	Neuberger Berman MLP and Energy Income Fund, Inc.	4,351
508,103	Neuberger Berman Next Generation Connectivity Fund, Inc.	5,289
850,100	Oakley Capital Investments Ltd.	4,755
2,038,104	Polar Capital Global Financials Trust PLC	3,451
391,757	Polar Capital Global Healthcare Trust PLC	1,539
2,692,880	Schroder Japan Growth Fund PLC	6,837
10,089,219	Schroder UK Public Private Trust PLC	1,570
219,097	Smithson Investment Trust PLC	3,723
30,084,610	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(d)	30,085
1,104,841	Strategic Equity Capital PLC	4,034
1,151,235	Temple Bar Investment Trust PLC	3,294
2,366,780	Templeton Emerging Markets Investment Trust PLC	4,458
134,310	The Monks Investment Trust PLC	1,614
229,330	The New Germany Fund, Inc.	2,085
2,552,344	TR European Growth Trust PLC	5,014
1,051,296	WAM Global Ltd.	1,311
73,056	Worldwide Healthcare Trust PLC Fund	2,817
	Total Investment Companies	195,454

	Purchased Options on Futures — 0.03%
	Total Purchased Options on Futures	193

	Total Investments (cost $550,511) — 100.18%	$637,734
	Liabilities in excess of other assets — (0.18)%	(1,124)

	Net Assets - 100.00%	$636,610

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	0.48%	68.77%	-	-	69.25%
Preferred Stocks	-	0.20%	-	-	0.20%
Right	0.00%	-	-	-	0.00%
Investment Companies	25.76%	0.57%	4.35%	0.02%	30.70%
Purchased Options on Futures	-	-	0.03%	-	0.03%
Other Assets (Liabilities)	0.09%	0.31%	-1.34%	0.76%	-0.18%
Total Net Assets	26.33%	69.85%	3.04%	0.78%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	302	6/16/23	$31,657	$1,124
			$31,657	$1,124

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	29	6/16/23	$6,000	$(256)
			$6,000	$(256)

	Total Unrealized Appreciation			$1,124
	Total Unrealized Depreciation			(256)
	Total Net Unrealized Appreciation/(Depreciation)			$868

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	32	$6,096	$3,810.00	4/21/23	$(11)
E-Mini S&P 500 Future Option	Put	39	7,292	3,740.00	4/21/23	(9)
E-Mini S&P 500 Future Option	Put	18	3,384	3,760.00	4/21/23	(5)
E-Mini S&P 500 Future Option	Put	32	5,920	3,700.00	4/28/23	(10)
E-Mini S&P 500 Future Option	Put	17	3,179	3,740.00	4/28/23	(6)
E-Mini S&P 500 Future Option	Put	32	6,144	3,840.00	4/28/23	(21)

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Options on Futures Contracts (continued)

Description		Number of Contracts		Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	34	$6,247	$3,675.00	4/28/23	$(9)
E-Mini S&P 500 Future Option	Put	18	3,375	3,750.00	4/28/23	(7)
E-Mini S&P 500 Future Option	Put	34	6,154	3,620.00	4/28/23	(7)
E-Mini S&P 500 Future Option	Put	19	3,411	3,590.00	4/28/23	(3)
E-Mini S&P 500 Future Option	Put	36	6,974	3,875.00	5/12/23	(56)
E-Mini S&P 500 Future Option	Put	16	2,880	3,600.00	5/19/23	(10)
E-Mini S&P 500 Future Option	Put	17	3,035	3,570.00	5/19/23	(9)
E-Mini S&P 500 Future Option	Put	20	3,530	3,530.00	5/19/23	(9)
E-Mini S&P 500 Future Option	Put	34	5,950	3,500.00	5/19/23	(14)
E-Mini S&P 500 Future Option	Put	17	2,890	3,400.00	5/19/23	(5)
E-Mini S&P 500 Future Option	Put	18	3,042	3,380.00	5/19/23	(5)
E-Mini S&P 500 Future Option	Put	21	3,791	3,610.00	5/19/23	(13)
E-Mini S&P 500 Future Option	Put	18	3,015	3,350.00	5/19/23	(5)
E-Mini S&P 500 Future Option	Put	17	3,043	3,580.00	5/19/23	(9)
E-Mini S&P 500 Future Option	Put	17	3,018	3,550.00	5/19/23	(8)
E-Mini S&P 500 Future Option	Put	17	3,128	3,680.00	5/19/23	(14)
E-Mini S&P 500 Future Option	Put	32	5,840	3,650.00	5/19/23	(23)
E-Mini S&P 500 Future Option	Put	30	5,505	3,670.00	5/19/23	(24)
E-Mini S&P 500 Future Option	Put	18	3,051	3,390.00	5/31/23	(7)
E-Mini S&P 500 Future Option	Put	37	6,289	3,400.00	5/31/23	(16)
E-Mini S&P 500 Future Option	Put	17	2,899	3,410.00	5/31/23	(7)
E-Mini S&P 500 Future Option	Put	20	3,500	3,500.00	5/31/23	(12)
E-Mini S&P 500 Future Option	Put	35	6,213	3,550.00	5/31/23	(24)
E-Mini S&P 500 Future Option	Put	32	5,888	3,680.00	5/31/23	(35)
E-Mini S&P 500 Future Option	Put	17	2,958	3,480.00	5/31/23	(9)
E-Mini S&P 500 Future Option	Put	19	3,354	3,530.00	5/31/23	(12)
E-Mini S&P 500 Future Option	Put	16	2,920	3,650.00	6/16/23	(24)
						$(438)

Exchanged-traded options on futures contacts purchased as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	17	$3,230	$3,800.00	4/21/23	$6
E-Mini S&P 500 Future Option	Put	18	3,465	3,850.00	4/21/23	8
E-Mini S&P 500 Future Option	Put	16	3,160	3,950.00	4/21/23	14
E-Mini S&P 500 Future Option	Put	16	3,192	3,990.00	4/28/23	26
E-Mini S&P 500 Future Option	Put	17	3,273	3,850.00	4/28/23	12
E-Mini S&P 500 Future Option	Put	17	3,230	3,800.00	4/28/23	9
E-Mini S&P 500 Future Option	Put	18	3,622	4,025.00	5/12/23	53
E-Mini S&P 500 Future Option	Put	16	3,080	3,850.00	5/19/23	26
E-Mini S&P 500 Future Option	Put	16	3,120	3,900.00	5/31/23	39
						$193

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 85.79%
	Bermuda — 0.07%
348,000	Alibaba Health Information Technology Ltd. (Consumer Staples Distribution)(a)(b)	$251
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	260
		511
	Brazil — 3.77%
575,300	Ambev SA (Beverages)	1,627
407,700	B3 SA - Brasil Bolsa Balcao (Capital Markets)	833
230,432	Banco Bradesco SA (Banks)	539
120,800	Banco do Brasil SA (Banks)	932
276,650	BB Seguridade Participacoes SA (Insurance)	1,775
78,478	Centrais Electricas Brasileiras SA (Electric Utilities)	515
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	299
502,500	Itau Unibanco Holding SA (Banks)	2,453
133,700	JBS SA (Food Products)	471
144,200	Klabin SA (Containers & Packaging)	515
103,765	Localiza Rent A Car SA (Ground Transportation)(b)	1,093
153,824	Lojas Renner SA (Specialty Retail)	503
462,500	Magazine Luiza SA (Broadline Retail)(a)	302
142,500	Natura & Co. Holding SA (Personal Care Products)(b)	371
76,997	Petro Rio SA (Oil, Gas & Consumable Fuels)(a)(b)	474
772,900	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	4,040
215,000	Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,037
108,800	Rumo SA (Ground Transportation)(b)	405
41,400	Suzano SA (Paper & Forest Products)	340
260,400	Tim SA (Wireless Telecommunication Services)	646
319,027	Vale SA (Metals & Mining)	5,054
366,300	WEG SA (Electrical Equipment)	2,931
		27,155
	Cayman Islands — 3.22%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)(a)	35
1,468,718	Alibaba Group Holding Ltd. (Broadline Retail)(a)	18,602
103,000	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,495
126,000	China Mengniu Dairy Co. Ltd. (Food Products)(b)	517
1,132,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)	293
480,000	Geely Automobile Holdings Ltd. (Automobile Components)(b)	619
62,000	Kingsoft Corp. Ltd. (Entertainment)(b)	305
7,000	Parade Technologies Ltd. (Semiconductors & Semiconductor Equipment)	242
99,700	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,046
		23,154
	Chile — 0.46%
20,438	Banco de Credito e Inversiones SA (Banks)	599
293,158	Empresas CMPC SA (Paper & Forest Products)	490
9,904,113	Enel Americas SA (Electric Utilities)	1,305
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
7,027,795	Enel Chile SA (Electric Utilities)	$384
47,236	Falabella SA (Broadline Retail)	109
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	451
		3,338
	China — 23.36%
333,965	360 Security Technology, Inc., Class - A (Software)	850
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	796
75,400	Air China Ltd. (Passenger Airlines)(a)	118
700,000	Air China Ltd. (Passenger Airlines)(a)	626
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)	159
419,700	Aluminum Corp. of China Ltd., Class A (Metals & Mining)	337
5,814	Autohome, Inc., ADR (Interactive Media & Services)	195
233,576	Baidu, Inc., Class - A (Interactive Media & Services)(a)	4,401
6,902,100	Bank of China Ltd., H Shares (Banks)	2,646
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	880
52,000	BeiGene Ltd. (Biotechnology)(a)	866
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)(a)	320
241,864	Beijing Shiji Information Technology Co. Ltd. (Software)	904
9,449	Bilibili, Inc., ADR (Entertainment)(a)	222
93,653	BYD Co. Ltd. (Automobile Components)	3,490
32,000	BYD Co. Ltd., H Shares (Automobile Components)(b)	941
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	359
60,100	Chengxin Lithium Group Co. Ltd., Class - A (Paper & Forest Products)	302
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	55
134,900	China Communications Services Corp. Ltd., H Shares (Construction & Engineering)	66
545,000	China Conch Venture Holdings Ltd. (Construction & Engineering)	954
10,570,350	China Construction Bank Corp., H Shares (Banks)	6,841
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	498
38,000	China Evergrande Group (Real Estate Management & Development)(a)	8
110,000	China Feihe Ltd. (Food Products)	82
227,000	China Galaxy Securities Co. Ltd., Class A (Capital Markets)	332
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	88
50,800	China International Capital Corp. Ltd. (Capital Markets)	102
53,600	China International Capital Corp. Ltd., Class A (Capital Markets)	304
20,800	China International Travel Service Corp. Ltd. (Specialty Retail)	556
1,115,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,830
108,200	China Literature Ltd. (Media)(a)(b)	559
217,000	China Longyuan Power Group Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	248
77,800	China Merchants Bank Co. Ltd. (Banks)	388

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
521,000	China Merchants Bank Co. Ltd., H Shares (Banks)	$2,646
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	173
470,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	386
80,850	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	307
584,800	China Petroleum & Chemical Corp., Class A (Oil, Gas & Consumable Fuels)	478
1,643,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	970
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	367
879,761	China Resources Land Ltd. (Real Estate Management & Development)	4,006
696,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,485
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	2,195
846,000	China Southern Airlines Co. Ltd., H Shares (Passenger Airlines)(a)	604
5,316,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)	643
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	481
12,400	Chongqing Brewery Co. Ltd. (Beverages)	226
37,100	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	443
33,465	CITIC Securities Co. Ltd. (Capital Markets)	100
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	104
12,800	Contemporary Amperex Technology Co. Ltd., Class - A (Electrical Equipment)	758
482,430	COSCO SHIPPING Holdings Co. Ltd. (Marine Transportation)	776
124,800	COSCO SHIPPING Holdings Co. Ltd., H Shares (Marine Transportation)	141
786,000	Country Garden Holdings Co. (Real Estate Management & Development)	221
130,678	Country Garden Services Holdings Co. Ltd., Series S (Real Estate Management & Development)	225
118,100	CSC Financial Co. Ltd. (Capital Markets)	441
121,600	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	285
4,307	Daqo New Energy Corp., ADR (Semiconductors & Semiconductor Equipment)(a)	202
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	203
168,825	East Money Information Co. Ltd. (Capital Markets)	493
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,605
55,623	Eve Energy Co. Ltd. (Electrical Equipment)	565
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	80
450,300	Focus Media Information Technology Co. Ltd. (Media)	450
95,300	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,062
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	150
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	91
Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
83,704	GDS Holdings, Ltd., Class - A (IT Services)(a)	$197
110,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(a)(b)	235
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	120
112,200	GF Securities Co. Ltd., Class A (Capital Markets)	258
2,400	Ginlong Technologies Co. Ltd., Class - A (Electrical Equipment)(a)	47
276,500	Great Wall Motor Co. Ltd., H Shares (Automobile Components)	342
157,000	Guanghui Energy Co. Ltd., Class - A (Oil, Gas & Consumable Fuels)	211
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Components)	378
10,868	H World Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	532
46,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)^(a)	125
211,800	Haier Smart Home Co. Ltd., Class - H (Household Durables)	663
86,800	Haier Smart Home Co. Ltd., Class A (Household Durables)	286
45,900	Haitong Securities Co. Ltd. (Capital Markets)	59
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	55
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	106
276,000	HengTen Networks Group, Ltd. (Entertainment)(a)	72
25,900	Hithink RoyalFlush Information Network Co. Ltd. (Capital Markets)	772
137,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	607
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	170
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)	67
143,300	Huatai Securities Co. Ltd., Class A (Capital Markets)	267
153,200	Iflytek Co. Ltd. (Software)	1,420
7,221,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	3,838
222,200	Inner Mongolia BaoTou Steel Union Co. Ltd. (Metals & Mining)	61
79,000	Innovent Biologics, Inc. (Biotechnology)(a)	354
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	119
22,650	iQiyi, Inc., ADR (Entertainment)(a)	165
84,050	JD Health International, Inc. (Consumer Staples Distribution)(a)	623
192,807	JD.com, Inc., Class - A (Broadline Retail)	4,210
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,097
131,931	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	822
3,640	Joinn Laboratories China Co. Ltd., Class - A (Life Sciences Tools & Services)	28
1,500	JOYY, Inc., ADR (Interactive Media & Services)	47
14,100	Juewei Food Co. Ltd. (Food Products)	90
54,155	KE Holdings, Inc., ADR (Real Estate Management & Development)(a)	1,020

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
122,500	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	$377
421,000	Kingdee International Software Group Co. Ltd. (Software)(a)	680
149,600	Kuaishou Technology (Media)(a)	1,150
5,900	Kweichow Moutai Co. Ltd. (Beverages)	1,559
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	91
95,314	LI Auto, Inc., Class - A (Automobile Components)(a)	1,192
278,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	2,190
131,819	Luxshare Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	582
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	239
456,628	Meituan Dianping (Hotels, Restaurants & Leisure)(a)	8,283
59,000	Microport Scientific Corp. (Health Care Equipment & Supplies)(a)	139
7,280	Muyuan Foodstuff Co. Ltd. (Food Products)	52
214,500	NetEase, Inc. (Entertainment)	3,787
171,200	New China Life Insurance Co. Ltd., H Shares (Insurance)	407
65,100	New China Life Insurance Co., Ltd., Class A (Insurance)	289
109,800	New Oriental Education Technology Group, Inc. (Diversified Consumer Services)(a)	421
121,605	NIO, Inc., ADR (Automobile Components)(a)	1,278
23,520	Ovctek China, Inc. (Health Care Equipment & Supplies)	113
45,390	PDD Holdings, Inc., ADR (Broadline Retail)(a)	3,445
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	277
456,300	PetroChina Co. Ltd., Class A (Oil, Gas & Consumable Fuels)	393
1,264,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	747
27,000	Pharmaron Beijing Co. Ltd., Class - H (Life Sciences Tools & Services)	113
1,122,017	Ping An Insurance Group Company of China Ltd. (Insurance)	7,258
345,600	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	762
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	347
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	88
9,000	Shanghai Junshi Biosciences Co. Ltd., Class - A (Biotechnology)(a)	63
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,721
4,200	Shanghai Putailai New Energy Technology Co. Ltd., Class - A (Chemicals)	31
82,200	Shanxi Meijin Energy Co. Ltd. (Metals & Mining)	110
10,300	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class - A (Beverages)	407
Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
57,920	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	$267
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	108
18,700	Sichuan New Energy Power Co. Ltd. (Trading Companies & Distributors)(a)	43
50,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	794
169,000	Smoore International Holdings Ltd. (Tobacco)^	216
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	554
5,000	StarPower Semiconductor Ltd., Class - A (Semiconductors & Semiconductor Equipment)	200
170,427	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	2,057
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	136
8,480	Suzhou Maxwell Technologies Co. Ltd., Class - A (Electrical Equipment)	376
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	292
611,286	Tencent Holdings Ltd. (Interactive Media & Services)(b)	29,873
55,429	Tencent Music Entertainment Group, ADR (Entertainment)(a)	459
184,632	Toly Bread Co. Ltd. (Food Products)	418
48,886	Trip.com Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	1,842
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	132
34,096	Vipshop Holdings Ltd., ADR (Broadline Retail)(a)	518
81,675	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	410
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	171
50,500	Weichai Power Co. Ltd. (Machinery)	93
54,000	Weichai Power Co. Ltd. (Machinery)	87
44,260	Wens Foodstuffs Group Co. Ltd. (Food Products)	132
103,292	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	182
16,700	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	477
30,360	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	95
30,340	WuXi AppTec Co. Ltd., Class - H (Life Sciences Tools & Services)	318
313,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)	1,929
1,159,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	1,784
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	83
468,481	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	562
151,564	Xpeng, Inc., A Shares (Automobile Components)(a)	841

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
366,000	Yadea Group Holdings Ltd. (Automobile Components)(b)	$943
146,000	Yankuang Energy Group Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	523
43,550	Yealink Network Technology Corp. Ltd. (Communications Equipment)	483
61,000	Yihai International Holdings (Food Products)	179
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	146
124,076	Yonyou Network Technology Co. Ltd. (Software)	455
2,900	Youngy Co. Ltd., Class - A (Metals & Mining)(a)	32
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	46
10,800	Yunnan Energy New Material Co. Ltd., Class - A (Chemicals)	179
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	164
23,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	989
51,400	Zhejiang Century Huatong Group Co. Ltd., Class - A (Entertainment)(a)	45
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	107
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	870
2,982	Zhejiang HangKe Technology, Inc. Co., Class - A (Electrical Equipment)	20
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	65
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	111
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)	92
15,300	Zhongji Innolight Co. Ltd. (Communications Equipment)	131
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	313
770,300	Zijin Mining Group Co. Ltd., Class - A (Metals & Mining)	1,384
218,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	364
325,100	Zoomlion Heavy Industry Science And Technology Co. Ltd, Class A (Machinery)	294
169,800	ZTE Corp. (Communications Equipment)	805
183,800	ZTE Corp., H Shares (Communications Equipment)	539
27,491	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	788
		168,255
	Cyprus — 0.00%
7,712	TCS Group Holding PLC, GDR (Banks)(a)(c)	—

	Czech Republic — 0.11%
190,434	Moneta Money Bank AS (Banks)(b)	765

	Egypt — 0.07%
294,053	Commercial International Bank Egypt SAE (Banks)	487

	Greece — 0.25%
51,559	Alpha Services and Holdings SA (Banks)	63
116,923	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	1,713
		1,776
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong — 0.85%
712,182	China Everbright Environment Group Ltd. (Commercial Services & Supplies)	$305
1,674,121	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	326
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,044
102,000	China Resources Beer Holdings Co. Ltd. (Beverages)	819
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	127
79,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	84
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	282
1,172,000	Far East Horizon Ltd. (Financial Services)	1,053
67,000	Fosun International Ltd. (Industrial Conglomerates)	49
179,000	Hengan International Group Co. Ltd. (Personal Care Products)	830
332,000	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	347
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	134
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	412
209,600	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	317
		6,129
	Hungary — 0.28%
62,779	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	461
15,740	OTP Bank Nyrt PLC (Banks)	450
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,141
		2,052
	India — 11.08%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	582
203,324	Adani Ports & Special Economic Zone Ltd. (Transportation Infrastructure)	1,570
37,903	Adani Power Ltd. (Independent Power and Renewable Electricity Producers)(a)	89
37,899	Adani Total Gas Ltd. (Gas Utilities)	400
50,766	Adani Transmission Ltd. (Electric Utilities)(a)	614
319,100	Ambuja Cements Ltd. (Construction Materials)(a)	1,425
8,752	Apollo Hospitals Enterprise (Health Care Providers & Services)	460
18,651	Asian Paints Ltd. (Chemicals)	628
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	219
56,857	Avenue Supermarts Ltd. (Consumer Staples Distribution & Retail)(a)(b)	2,359
348,104	Axis Bank Ltd. (Banks)(b)	3,647
17,379	Bajaj Auto Ltd. (Automobile Components)	822
37,286	Bajaj Finance Ltd. (Consumer Finance)(b)	2,559
77,010	Bajaj Finserv, Ltd. (Financial Services)	1,192
216,368	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	908
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
722,710	Coal India Ltd. (Oil, Gas & Consumable Fuels)	$1,884
73,059	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	4,159
12,020	Eicher Motors Ltd. (Automobile Components)(b)	432
478,101	GAIL India Ltd. (Gas Utilities)	614
161,026	HCL Technologies Ltd. (IT Services)	2,138
46,133	Hindustan Unilever Ltd. (Personal Care Products)(b)	1,441
209,234	Housing Development Finance Corp. Ltd. (Financial Services)(b)	6,710
665,177	ICICI Bank Ltd. (Banks)(b)	7,110
277,936	Infosys Ltd. (IT Services)	4,859
17,988	InterGlobe Aviation Ltd. (Passenger Airlines)(a)(b)	419
611,134	ITC Ltd. (Tobacco)(b)	2,860
19,610	Kotak Mahindra Bank Ltd. (Banks)(b)	415
543,033	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	1,159
231,740	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	427
31,703	Pidilite Industries Ltd. (Chemicals)	909
300,892	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	8,557
30,301	SBI Life Insurance Co. Ltd. (Insurance)	407
5,875	Shree Cement Ltd. (Construction Materials)(b)	1,876
305,548	State Bank of India (Banks)(b)	1,953
81,597	Tata Consultancy Services Ltd. (IT Services)(b)	3,199
111,086	Tata Motors Ltd. (Automobile Components)(a)	572
1,867,110	Tata Steel, Ltd. (Metals & Mining)	2,385
32,627	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,002
4,235	Trent Ltd. (Specialty Retail)	71
22,694	Ultra Tech Cement Ltd. (Construction Materials)	2,109
222,144	United Spirits Ltd. (Beverages)(a)	2,050
225,053	Vedanta Ltd. (Metals & Mining)	754
363,041	Wipro Ltd. (IT Services)(b)	1,620
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	197
		79,762
	Indonesia — 2.00%
360,200	Aneka Tambang Tbk (Metals & Mining)	50
2,110,400	PT Astra International Tbk (Automobile Components)	846
7,534,785	PT Bank Central Asia Tbk (Banks)	4,409
5,393,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,710
833,271	PT Barito Pacific Tbk (Chemicals)	46
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	625
345,000	PT Indah Kiat Pulp & Paper Tbk (Paper & Forest Products)	173
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	867
20,119,435	PT Kalbe Farma Tbk (Pharmaceuticals)	2,820
237,400	PT Merdeka Copper Gold Tbk (Metals & Mining)(a)(b)	67
621,400	PT Semen Indonesia Persero Tbk (Construction Materials)	262
7,476,650	PT Telkom Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	2,030
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	$489
		14,394
	Kuwait — 0.25%
363,537	Boubyan Bank KSCP (Banks)	763
392,282	Kuwait Finance House KSCP (Banks)	1,061
		1,824
	Malaysia — 1.82%
241,900	AMMB Holdings Berhad (Banks)	206
60,200	CELCOMDIGI Berhad (Wireless Telecommunication Services)	59
1,488,900	Dialog Group Berhad (Energy Equipment & Services)	799
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,426
1,283,100	IOI Corp. Berhad (Food Products)	1,112
378,796	Malayan Banking Berhad (Banks)	737
1,764,700	Malaysia Airports Holdings Berhad (Transportation Infrastructure)(a)	2,720
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	545
15,300	Petronas Gas Berhad (Gas Utilities)	57
1,200,200	Press Metal Aluminum Holdings (Metals & Mining)(b)	1,330
1,142,400	Public Bank Berhad (Banks)	1,037
1,262,600	QL Resources Berhad (Food Products)	1,663
558,900	Sime Darby Berhad (Industrial Conglomerates)	273
1,028,100	Sime Darby Plantation Berhad (Food Products)	999
685,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)(a)	147
		13,110
	Mexico — 2.78%
3,159,500	America Movil SAB de CV, Class - B (Wireless Telecommunication Services)(a)	3,320
1,050,300	Cemex SAB de CV (Construction Materials)(a)	577
138,800	Coca-Cola Femsa SAB de CV (Beverages)	1,115
156,300	Fibra Uno Amdinistracion SA (Diversified REITs)(b)	218
475,040	Fomento Economico Mexicano SAB de CV (Beverages)	4,529
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)	1,749
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	1,830
195,000	Grupo Financiero Banorte SAB de CV (Banks)	1,644
544,645	Grupo Mexico SAB de CV, Series B (Metals & Mining)	2,580
255,700	Grupo Televisa SAB de CV (Media)	271
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	1,215
439,825	Orbia Advance Corp SAB de CV (Chemicals)	956
		20,004
	Peru — 0.37%
109,508	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	896
13,465	Credicorp Ltd. (Banks)	1,782
		2,678

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines — 0.91%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	$1,055
1,797,673	Metropolitan Bank & Trust Co. (Banks)	1,939
17,765	PLDT, Inc. (Wireless Telecommunication Services)	465
187,693	SM Investments Corp. (Industrial Conglomerates)	3,083
		6,542
	Poland — 0.30%
97,123	Bank Pekao SA (Banks)(b)	1,933
3,287	CD Projekt SA (Entertainment)	85
3,670	KGHM Polska Miedz SA (Metals & Mining)	104
4,503	Powszechny Zaklad Ubezpieczen SA (Insurance)(b)	37
		2,159
	Qatar — 0.80%
46,759	Industries Qatar QSC (Industrial Conglomerates)	168
962,524	Masraf Al Rayan (Banks)	786
370,757	Mesaieed Petrochemical Holding Co. (Chemicals)	196
121,012	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	579
55,762	Qatar International Islamic Bank QSC (Banks)	152
187,807	Qatar Islamic Bank SAQ (Banks)	921
508,820	Qatar National Bank (Banks)	2,248
459,841	The Commercial Bank of Qatar QSC (Banks)	737
		5,787
	Russia — 0.00%
877,850	Gazprom PJSC (Oil, Gas & Consumable Fuels)(c)	—
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
32,986	LUKOIL (Oil, Gas & Consumable Fuels)(c)	—
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)(a)(c)	—
102,050	Novatek PJSC (Oil, Gas & Consumable Fuels)(c)	—
38,369	Polymetal International PLC (Metals & Mining)(a)(c)	—
3,734	Polyus PJSC (Metals & Mining)(a)(c)	—
357,956	Sberbank of Russia PJSC (Banks)(a)(c)	—
113,164	Severstal, Registered Shares, GDR (Metals & Mining)(a)(c)	—
125,880	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)(c)	—
766,486	The Moscow Exchange (Capital Markets)(a)(c)	—
814,600,000	VTB Bank PJSC (Banks)(a)(c)	—
31,318	Yandex NV, Class A (Interactive Media & Services)(a)(c)	—
		—
	Saudi Arabia — 3.66%
188,707	Al Rajhi Bank (Banks)	3,715
4,497	Almarai Co. JSC (Food Products)	68
77,181	Banque Saudi Fransi (Banks)	749
21,193	Bupa Arabia For Cooperative Insurance Co. (Insurance)	981
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	1,643
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Saudi Arabia (continued)
1,354	Dr. Sulaiman Al Habib Medical Services Group Co. (Health Care Providers & Services)	$105
38,940	Elm Co. (IT Services)	4,602
224,771	Emaar Economic City (Real Estate Management & Development)(a)	484
17,324	Mobile Telecommunications Co. (Wireless Telecommunication Services)(a)	60
144,652	National Commercial Bank (Banks)	1,772
172,781	Riyad Bank (Banks)	1,376
59,797	SABIC Agri-Nutrients Co. (Chemicals)	2,039
46,591	Sahara International Petrochemical Co. (Chemicals)	473
196,682	Saudi Arabian Mining Co. (Metals & Mining)(a)	3,376
62,760	Saudi Basic Industries Corp. (Chemicals)	1,515
72,167	Saudi Industrial Investment Group (Chemicals)	482
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	413
6,543	Saudi Tadawul Group Holding Co. (Capital Markets)	252
121,265	Saudi Telecom Co. (Diversified Telecommunication Services)(b)	1,297
71,146	The Saudi British Bank (Banks)(b)	670
37,378	The Savola Group (Food Products)	279
		26,351
	South Africa — 2.99%
43,142	Absa Group Ltd. (Banks)	441
7,411	Anglo American Platinum Ltd. (Metals & Mining)	398
59,086	AngloGold Ashanti Ltd. (Metals & Mining)	1,440
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	115
61,875	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	1,385
31,869	Bidvest Group Ltd. (Industrial Conglomerates)	454
6,145	Capitec Bank Holdings Ltd. (Banks)	583
229,901	Discovery Ltd. (Insurance)(a)(b)	1,801
583,993	FirstRand Ltd. (Financial Services)	1,980
57,103	Gold Fields Ltd. (Metals & Mining)(b)	765
399,656	Growthpoint Properties Ltd. (Diversified REITs)(b)	293
48,655	Impala Platinum Holdings Ltd. (Metals & Mining)	448
32,304	Mr. Price Group Ltd. (Specialty Retail)	262
270,984	MTN Group Ltd. (Wireless Telecommunication Services)(a)	1,942
79,012	MultiChoice Group Ltd. (Media)	548
23,161	Naspers Ltd. (Media)	4,293
20,893	Nedbank Group Ltd. (Banks)(b)	255
144,156	Old Mutual Ltd. (Insurance)	96
15,002	Remgro Ltd. (Financial Services)	113
34,236	Sanlam Ltd. (Insurance)(b)	108
54,300	Sasol Ltd. (Chemicals)	734
9,822	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	123
455,387	Sibanye Stillwater Ltd. (Metals & Mining)^	941
198,044	Standard Bank Group Ltd. (Banks)	1,921
22,743	Woolworths Holdings Ltd. (Broadline Retail)(b)	82
		21,521
	South Korea — 9.84%
4,208	AmorePacific Corp. (Personal Care Products)	444

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
7,593	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(b)	$354
13,082	Celltrion, Inc. (Biotechnology)(b)	1,512
2,884	CJ Cheiljedang Corp. (Food Products)	723
10,846	DB Insurance Co. Ltd. (Insurance)(b)	624
34,903	Doosan Enerbility Co. Ltd. (Electrical Equipment)(a)(b)	458
10,961	E-Mart Co. Ltd. (Consumer Staples Distribution & Retail)	892
1,990	GS Holdings Corp. (Industrial Conglomerates)	62
25,499	Hana Financial Group, Inc. (Banks)	799
2,925	Hankook Tire & Technology Co. Ltd. (Automobile Components)	78
25,998	Hanon Systems (Automobile Components)	176
8,787	HLB, Inc. (Leisure Products)(a)	236
16,423	HMM Co. Ltd. (Marine Transportation)	258
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	358
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	655
8,869	Hyundai Mobis Co. Ltd. (Automobile Components)	1,473
12,780	Hyundai Motor Co. Ltd. (Automobile Components)	1,818
11,325	Industrial Bank of Korea (Banks)	88
28,976	Kakao Corp. (Interactive Media & Services)	1,372
16,639	KakaoBank Corp. (Banks)	311
61,371	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	941
37,692	KB Financial Group, Inc. (Banks)(b)	1,377
34,438	Kia Motors Corp. (Automobile Components)	2,149
77,662	Korea Electric Power Corp. (Electric Utilities)(a)	1,076
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	561
5,017	Krafton, Inc. (Entertainment)(a)	714
35,580	KT&G Corp. (Tobacco)(b)	2,287
7,095	Kumho Petrochemical Co. Ltd. (Chemicals)	785
4,203	LG Chem Ltd. (Chemicals)	2,310
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	455
2,766	LG Energy Solution (Electrical Equipment)(a)	1,246
1,179	LG H&H Co. Ltd. (Personal Care Products)	545
2,237	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	469
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	324
11,210	Naver Corp. (Interactive Media & Services)	1,757
138,644	Pan Ocean Co. Ltd. (Marine Transportation)	622
7,647	Pearl Abyss Corp. (Entertainment)(a)	274
9,090	POSCO Future M Co. Ltd. (Construction Materials)	1,916
8,136	POSCO Holdings, Inc. (Metals & Mining)	2,302
2,836	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)	1,719
9,149	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,080
413,926	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	20,472
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	1,335
7,638	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	1,207
Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
4,007	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	$2,276
60,008	Shinhan Financial Group Co. Ltd. (Banks)	1,630
45,837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	3,138
433	SK IE Technology Co. Ltd. (Chemicals)(a)	24
9,186	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	1,273
15,950	SK Square Co. Ltd. (Semiconductors & Semiconductor Equipment)(a)	490
22,426	Woongjin Coway Co. Ltd. (Household Durables)	905
57,981	Woori Financial Group, Inc. (Banks)	510
		70,860
	Taiwan — 12.44%
55,904	Airtac International Group (Machinery)	2,187
495,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,840
745,971	Asia Cement Corp. (Construction Materials)	1,062
116,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,041
110,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	688
1,077,000	Cheng Shin Rubber Industry Co. Ltd. (Automobile Components)	1,295
4,428,000	China Development Financial Holding Corp. (Insurance)	1,832
280,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,101
1,248,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,037
63,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,029
12,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	739
94,000	Evergreen Marine Corp. Ltd. (Marine Transportation)	492
649,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,604
748,342	Fubon Financial Holding Co. Ltd. (Insurance)	1,393
55,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	940
946,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,239
986,450	Innolux Corp. (Electronic Equipment, Instruments & Components)	473
1,142,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,200
15,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	1,076
720,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,735
106,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2,773
2,775,163	Mega Financial Holding Co. Ltd. (Banks)	3,008
28,000	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	262
230,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	505

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
78,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	$1,109
680,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,560
495,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	509
425,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,245
863,232	Ruentex Development Co. Ltd. (Real Estate Management & Development)	1,005
825,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,666
1,259,110	Taiwan Cement Corp. (Construction Materials)	1,506
276,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	916
2,207,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	38,681
470,369	The Shanghai Commercial & Savings Bank Ltd. (Banks)	726
163,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	795
801,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,402
81,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	488
661,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	578
714,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,180
43,775	Yageo Corp. (Electronic Equipment, Instruments & Components)	763
241,000	Yang Ming Marine Transport Corp. (Marine Transportation)	512
3,274,864	Yuanta Financial Holding Co. Ltd. (Financial Services)	2,408
		89,600
	Thailand — 2.12%
264,700	Advanced Info Service Public Co. Ltd., Class - F (Wireless Telecommunication Services)	1,642
379,300	Airports of Thailand PCL (Transportation Infrastructure)(a)	788
691,100	Berli Jucker PCL (Consumer Staples Distribution & Retail)	775
728,100	BTS Group Holdings PCL (Ground Transportation)	151
171,633	Central Retail Corp.-Local (Broadline Retail)	225
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	1,527
174,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,727
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,532
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,192
89,800	Indorama Ventures PCL - NVDR (Chemicals)	91
Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	$833
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	646
93,800	Muangthai Capital PCL (Consumer Finance)	95
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	576
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	1,198
361,600	SCB X PCL (Banks)	1,087
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	151
		15,236
	Turkey — 0.43%
435,775	Aselsan Elektronik Sanayi Ve Ticaret AS (Aerospace & Defense)	1,182
39,242	BIM Birlesik Magazalar A/S (Consumer Staples Distribution & Retail)	305
266,822	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)(a)	494
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)	—
57,328	Sasa Polyester Sanayi AS (Chemicals)(a)	300
482,245	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	808
		3,089
	United Arab Emirates — 0.64%
443,735	Abu Dhabi Commercial Bank PJSC (Banks)	1,004
775,182	Dubai Islamic Bank PJSC (Banks)	1,107
88,006	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	529
517,479	First Abu Dhabi Bank PJSC (Banks)	1,818
154,208	Multiply Group PJSC (Industrial Conglomerates)(a)	136
49,698	Q Holding PJSC (Industrial Conglomerates)(a)	34
		4,628
	United States — 0.92%
21,795	Southern Copper Corp. (Metals & Mining)	1,662
78,444	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	4,972
		6,634
	Total Common Stocks	617,801

	Preferred Stocks — 1.21%
	Brazil — 0.55%
675,688	Banco Bradesco SA — Preferred (Banks)(b)	1,756
444,892	Cia Energetica de Minas Gerais — Preferred (Electric Utilities)	1,004
25,620	Gerdau SA — Preferred (Metals & Mining)	128
227,800	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	1,054
		3,942
	Chile — 0.10%
8,573	Sociedad Quimica y Minera de Chile SA — Preferred, B Shares (Chemicals)	688

	South Korea — 0.56%
11,127	Hyundai Motor Co. — Preferred (Automobile Components)	822
6,687	Hyundai Motor Co. — Preferred (Automobile Components)	486

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
1,665	LG Chem Ltd. — Preferred (Chemicals)	$399
57,211	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	2,382
		4,089
	Total Preferred Stocks	8,719

	Right — 0.00%

464	Localiza Rent A Car SA, 5/12/23 (Ground Transportation)(a)	1

	Total Right	1

	Investment Companies — 14.30%
1,133,289	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.66%^^(d)	1,133
101,802,591	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.63%(d)	101,803
	Total Investment Companies	102,936

	Purchased Options on Futures — 0.01%
	Total Purchased Options on Futures	72

	Total Investments (cost $696,988) — 101.31%	729,529
	Liabilities in excess of other assets — (1.31)%	(9,451)

	Net Assets - 100.00%	$720,078

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2023.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	XY Investments (HK) Limited	Total
Common Stocks	85.79%	-	-	85.79%
Preferred Stocks	1.21%	-	-	1.21%
Rights	0.00%	-	-	0.00%
Investment Companies	0.48%	6.28%	7.54%	14.30%
Purchased Options on Futures	-	0.01%	-	0.01%
Other Assets (Liabilities)	0.16%	-1.42%	-0.05%	-1.31%
Total Net Assets	87.64%	4.87%	7.49%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	833	6/16/23	$41,463	$1,346
			$41,463	$1,346

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Futures Contracts Sold*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	7	6/16/23	$1,448	$(64)
			$1,448	$(64)

	Total Unrealized Appreciation			$1,346
	Total Unrealized Depreciation			(64)
	Total Net Unrealized Appreciation/(Depreciation)			$1,282

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	14	$2,666	$3,810.00	4/21/23	$(5)
E-Mini S&P 500 Future Option	Put	14	2,617	3,740.00	4/21/23	(3)
E-Mini S&P 500 Future Option	Put	6	1,128	3,760.00	4/21/23	(2)
E-Mini S&P 500 Future Option	Put	7	1,313	3,750.00	4/28/23	(3)
E-Mini S&P 500 Future Option	Put	5	935	3,740.00	4/28/23	(2)
E-Mini S&P 500 Future Option	Put	14	2,589	3,700.00	4/28/23	(5)
E-Mini S&P 500 Future Option	Put	12	2,205	3,675.00	4/28/23	(3)
E-Mini S&P 500 Future Option	Put	10	1,810	3,620.00	4/28/23	(2)
E-Mini S&P 500 Future Option	Put	14	2,687	3,840.00	4/28/23	(9)
E-Mini S&P 500 Future Option	Put	8	1,436	3,590.00	4/28/23	(2)
E-Mini S&P 500 Future Option	Put	10	1,938	3,875.00	5/12/23	(16)
E-Mini S&P 500 Future Option	Put	5	838	3,350.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	12	2,100	3,500.00	5/19/23	(5)
E-Mini S&P 500 Future Option	Put	7	1,288	3,680.00	5/19/23	(6)
E-Mini S&P 500 Future Option	Put	6	1,083	3,610.00	5/19/23	(4)
E-Mini S&P 500 Future Option	Put	6	1,080	3,600.00	5/19/23	(4)
E-Mini S&P 500 Future Option	Put	6	1,074	3,580.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	6	1,071	3,570.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	6	1,065	3,550.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	5	845	3,380.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	4	680	3,400.00	5/19/23	(1)
E-Mini S&P 500 Future Option	Put	14	2,555	3,650.00	5/19/23	(10)
E-Mini S&P 500 Future Option	Put	14	2,569	3,670.00	5/19/23	(11)
E-Mini S&P 500 Future Option	Put	7	1,236	3,530.00	5/19/23	(3)
E-Mini S&P 500 Future Option	Put	14	2,576	3,680.00	5/31/23	(15)
E-Mini S&P 500 Future Option	Put	14	2,380	3,400.00	5/31/23	(6)
E-Mini S&P 500 Future Option	Put	5	853	3,410.00	5/31/23	(2)
E-Mini S&P 500 Future Option	Put	3	525	3,500.00	5/31/23	(2)
E-Mini S&P 500 Future Option	Put	13	2,308	3,550.00	5/31/23	(9)
E-Mini S&P 500 Future Option	Put	6	1,044	3,480.00	5/31/23	(3)
E-Mini S&P 500 Future Option	Put	5	883	3,530.00	5/31/23	(3)
E-Mini S&P 500 Future Option	Put	5	848	3,390.00	5/31/23	(2)
E-Mini S&P 500 Future Option	Put	7	1,278	3,650.00	6/16/23	(10)
						$(159)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Exchanged-traded options on futures contacts purchased as of March 31, 2023 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,140	$3,800.00	4/21/23	$2
E-Mini S&P 500 Future Option	Put	5	963	3,850.00	4/21/23	2
E-Mini S&P 500 Future Option	Put	7	1,382	3,950.00	4/21/23	6
E-Mini S&P 500 Future Option	Put	7	1,396	3,990.00	4/28/23	11
E-Mini S&P 500 Future Option	Put	6	1,155	3,850.00	4/28/23	4
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	4/28/23	3
E-Mini S&P 500 Future Option	Put	5	1,006	4,025.00	5/12/23	15
E-Mini S&P 500 Future Option	Put	7	1,348	3,850.00	5/19/23	12
E-Mini S&P 500 Future Option	Put	7	1,365	3,900.00	5/31/23	17
						$72

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	37 Interactive Entertainment Network Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$12	$2	$—	$2
Receive	5.48%	ADD Industry Zhejiang Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	1	—	1
Receive	5.48%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	—	—	—
Receive	5.48%	Aisino Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	15	2	—	2
Receive	5.48%	Anhui Anke Biotechnology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	125	(2)	—	(2)
Receive	5.48%	Anhui Anli Material Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(1)	—	(1)
Receive	5.48%	Anhui Annada Titanium Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	(1)	—	(1)
Receive	5.48%	Anhui Guangxin Agrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Anhui Gujing Distillery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	1	—	1
Receive	5.48%	Anhui Heli Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(1)	—	(1)
Receive	5.48%	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	356	(7)	—	(7)
Receive	5.48%	Anhui Province Natural Gas Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	137	(1)	—	(1)
Receive	5.48%	Anhui Transport Consulting & Design Institute Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	5.48%	Anhui Xinhua Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	17	—	17
Receive	5.48%	Anji Microelectronics Technology Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Anjoy Foods Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	1	—	1
Receive	5.48%	Anker Innovations Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Apeloa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	—	—	—
Receive	5.48%	APT Medical, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	67	5	—	5
Receive	5.48%	Argus Shanghai Textile Chemicals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	1	—	1
Receive	5.48%	Asymchem Laboratories Tianjin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Aupu Home Style Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	88	—	—	—
Receive	5.48%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	83	5	—	5
Receive	5.48%	AVICOPTER PLC A-shares	Morgan Stanley	2/5/24	At Maturity	52	(2)	—	(2)
Receive	5.48%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	(1)	—	(1)
Receive	5.48%	Bank of Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	466	4	—	4

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Bank of Chengdu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$376	$—	$—	$—
Receive	5.48%	Bank of Communications Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	—	—	—
Receive	5.48%	Bank of Jiangsu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,328	5	—	5
Receive	5.48%	Bank of Nanjing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	277	(26)	—	(26)
Receive	5.48%	Bank of Ningbo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(1)	—	(1)
Receive	5.48%	Baoshan Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(1)	—	(1)
Receive	5.48%	Baosheng Science and Technology Innovation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	—	—	—
Receive	5.48%	Bear Electric Appliance Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Beihai Gofar Chuanshan Biological Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Beijing Capital Eco-Environment Protection Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(1)	—	(1)
Receive	5.48%	Beijing Career International Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	(1)	—	(1)
Receive	5.48%	Beijing Easpring Material Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	1	—	1
Receive	5.48%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	25	16	—	16
Receive	5.48%	Beijing LongRuan Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	77	—	—	—
Receive	5.48%	Beijing StarNeto Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	99	(1)	—	(1)
Receive	5.48%	Beijing Tongyizhong New Material Technology Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	33	1	—	1
Receive	5.48%	Beijing United Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	Bestway Marine & Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Bethel Automotive Safety Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	Betta Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	2	—	2
Receive	5.48%	Bichamp Cutting Technology Hunan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	(4)	—	(4)
Receive	5.48%	Bingo Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	5.48%	BlueSword Intelligent Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	5.48%	But one Information Corp. Xi an A-shares	Morgan Stanley	2/5/24	At Maturity	118	3	—	3
Receive	5.48%	BYD Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	415	6	—	6
Receive	5.48%	Canature Health Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	7	—	7
Receive	5.48%	Canmax Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	230	(29)	—	(29)
Receive	5.48%	Central China Land Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	CGN Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$269	$(3)	$—	$(3)
Receive	5.48%	Chacha Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Changchun Faway Automobile Co.mponents Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	287	(18)	—	(18)
Receive	5.48%	Changchun High & New Technology Industry Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	84	(6)	—	(6)
Receive	5.48%	Changhong Meiling Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	6	—	6
Receive	5.48%	Changsha DIALINE New Material Sci & Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	5.48%	ChangYuan Technology Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	412	8	—	8
Receive	5.48%	Cheng De Lolo Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	(1)	—	(1)
Receive	5.48%	Chengdu CORPRO Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(2)	—	(2)
Receive	5.48%	Chengdu Spaceon Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	5.48%	Chengdu Tangyuan Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	191	7	—	7
Receive	5.48%	China Design Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	5	—	5
Receive	5.48%	China Everbright Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	5.48%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	783	8	—	8
Receive	5.48%	China Merchants Property Operation & Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	—	—	—
Receive	5.48%	China Merchants Shekou Industrial Zone Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	1	—	1
Receive	5.48%	China Minsheng Banking Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—
Receive	5.48%	China Pacific Insurance Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	246	(13)	—	(13)
Receive	5.48%	China Petroleum & Chemical Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	68	—	—	—
Receive	5.48%	China Railway Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	166	—	—	—
Receive	5.48%	China State Co.nstruction Engineering Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	732	(25)	—	(25)
Receive	5.48%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	(1)	—	(1)
Receive	5.48%	China United Network Co.mmunications Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	135	(3)	—	(3)
Receive	5.48%	China Vanke Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(2)	—	(2)
Receive	5.48%	China Zheshang Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	90	(2)	—	(2)
Receive	5.48%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	3	—	3
Receive	5.48%	Chongqing Department Store Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	135	5	—	5

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Citic Pacific Special Steel Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$23	$(1)	$—	$(1)
Receive	5.48%	CITIC Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	256	6	—	6
Receive	5.48%	Citychamp Dartong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	CMOC Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	—	—	—
Receive	5.48%	CNOOC Energy Technology & Services Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	1	—	1
Receive	5.48%	Co.SCo. SHIPPING Energy Transportation Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	(1)	—	(1)
Receive	5.48%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,270	(151)	—	(151)
Receive	5.48%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	263	—	—	—
Receive	5.48%	CRRC Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	89	—	—	—
Receive	5.48%	CSD Water Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	—	—	—
Receive	5.48%	CSG Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	(1)	—	(1)
Receive	5.48%	CSPC Innovation Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	5.48%	Dalian Demaishi Precision Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	2	—	2
Receive	5.48%	Daqin Railway Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	169	(2)	—	(2)
Receive	5.48%	Decai Decoration Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Deyi Cultural & Creative Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	125	—	—	—
Receive	5.48%	Digiwin Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	11	—	11
Receive	5.48%	Dong-E-E-Jiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	5.48%	Dongfang Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	5.48%	Dongguan Aohai Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	(1)	—	(1)
Receive	5.48%	East Money Information Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	406	(1)	—	(1)
Receive	5.48%	EastCo.mpeace Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—
Receive	5.48%	Eastern Air Logistics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	EMTEK Shenzhen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	ENC Digital Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	107	1	—	1
Receive	5.48%	ENN Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	9	—	9
Receive	5.48%	Eurocrane China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Eve Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$40	$4	$—	$4
Receive	5.48%	Flying Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	—	—	—
Receive	5.48%	FoxCo.nn Industrial Internet Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	1	—	1
Receive	5.48%	Freewon China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	114	2	—	2
Receive	5.48%	Fuda Alloy Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	—	—	—
Receive	5.48%	Fujian Apex Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Fujian Expressway Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Fujian Funeng Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	98	(7)	—	(7)
Receive	5.48%	Fujian Sanmu Group Co. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	5.48%	Fujian Star-net Co.mmunication Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	187	5	—	5
Receive	5.48%	Fujian Yanjing Huiquan Brewery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	9	—	9
Receive	5.48%	Fullink Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	—	—	—
Receive	5.48%	Ganfeng Lithium Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	152	(13)	—	(13)
Receive	5.48%	Ganso Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(3)	—	(3)
Receive	5.48%	G-bits Network Technology Xiamen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	8	—	8
Receive	5.48%	Gemdale Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	44	(6)	—	(6)
Receive	5.48%	Getein Biotech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	43	(1)	—	(1)
Receive	5.48%	GF Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	—	—	—
Receive	0.48%	Giantec Semiconductor Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Ginlong Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(1)	—	(1)
Receive	5.48%	Glodon Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	289	56	—	56
Receive	5.48%	Goldcard Smart Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	GoodWe Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	(3)	—	(3)
Receive	5.48%	Gree Electric Appliances, Inc. of Zhuhai A-shares	Morgan Stanley	2/5/24	At Maturity	381	9	—	9
Receive	5.48%	GRG Banking Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	177	9	—	9

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Guangdong Goworld Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$667	$35	$—	$35
Receive	5.48%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	550	(27)	—	(27)
Receive	5.48%	GuangDong Kingstrong Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(2)	—	(2)
Receive	5.48%	Guangdong Sirio Pharma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	1	—	1
Receive	5.48%	Guangdong South New Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Guanghui Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	254	(15)	—	(15)
Receive	5.48%	Guanglian Aviation Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	212	(4)	—	(4)
Receive	5.48%	Guangxi Wuzhou Co.mmunications Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	5.48%	Guangzhou Baiyun Electric Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	—	—	—
Receive	5.48%	Guangzhou Development Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	60	—	—	—
Receive	5.48%	Guangzhou Devotion Thermal Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—
Receive	5.48%	Guangzhou Great Power Energy & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	5.48%	Guangzhou Haige Communications Group, Inc. Co. A-shares	Morgan Stanley	2/5/24	At Maturity	225	15	—	15
Receive	5.48%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	5	—	5
Receive	5.48%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	5	—	5
Receive	5.48%	Guangzhou Shiyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Guangzhou Tinci Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	1	—	1
Receive	5.48%	Guilin Seamild Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	43	1	—	1
Receive	5.48%	Guizhou Zhenhua E-chem, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	36	1	—	1
Receive	5.48%	Guotai Junan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	389	4	—	4
Receive	5.48%	Guoyuan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	1	—	1
Receive	5.48%	Haier Smart Home Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	373	(44)	—	(44)
Receive	5.48%	Hangzhou Chang Chuan Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	2	—	2
Receive	5.48%	Hangzhou Oxygen Plant Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	63	(2)	—	(2)
Receive	5.48%	Hangzhou Robam Appliances Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Hangzhou Tigermed Consulting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$4	$—	$—	$—
Receive	5.48%	Hangzhou XZB Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	181	1	—	1
Receive	5.48%	Hangzhou Youngsun Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	5.48%	Harbin Viti Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Hebei Hengshui Laobaigan Liquor Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	1	—	1
Receive	5.48%	Hebei Huatong Wires & Cables Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	127	1	—	1
Receive	5.48%	Hefei Department Store Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	61	2	—	2
Receive	5.48%	Heilongjiang Agriculture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(1)	—	(1)
Receive	5.48%	Henan Lantian Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	Henan Shenhuo Coal & Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	1	—	1
Receive	5.48%	Henan Shuanghui Investment & Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	248	(2)	—	(2)
Receive	5.48%	Hengdian Group DMEGC Magnetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	1	—	1
Receive	5.48%	Hisense Visual Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	78	19	—	19
Receive	5.48%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	19	—	19
Receive	5.48%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	Hoyuan Green Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	5.48%	Huaan Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	(1)	—	(1)
Receive	5.48%	Huaibei Mining Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	5.48%	Huali Industries Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	124	(3)	—	(3)
Receive	5.48%	Huapont Life Sciences Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	249	6	—	6
Receive	5.48%	Huatai Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	403	14	—	14
Receive	5.48%	Huaxia Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	330	6	—	6
Receive	5.48%	Huayu Automotive Systems Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	118	(3)	—	(3)
Receive	5.48%	Hubei Donper Electromechanical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Hubei Feilihua Quartz Glass Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	Hubei Jumpcan Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	166	(3)	—	(3)
Receive	5.48%	Huizhou Desay Sv Automotive Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Hunan Chendian International Development Share-holding Ltd. Co. A-shares	Morgan Stanley	2/5/24	At Maturity	$196	$(6)	$—	$(6)
Receive	5.48%	Hunan Haili Chemical Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	30	—	—	—
Receive	5.48%	Hunan Jiudian Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	1	—	1
Receive	5.48%	Hunan TV & Broadcast Intermediary Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	1	—	1
Receive	5.48%	Hunan Valin Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	184	7	—	7
Receive	5.48%	Hunan Yussen Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Hundsun Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	352	54	—	54
Receive	5.48%	HVSEN Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Imeik Technology Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	5.48%	Impulse Qingdao Health Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	(6)	—	(6)
Receive	5.48%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	426	2	—	2
Receive	5.48%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	192	(12)	—	(12)
Receive	5.48%	Jiang Su Suyan Jingshen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	5.48%	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	152	(6)	—	(6)
Receive	5.48%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	250	(13)	—	(13)
Receive	5.48%	Jiangsu Changbao Steeltube Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	105	(10)	—	(10)
Receive	5.48%	Jiangsu Changhai Composite Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	5.48%	Jiangsu Changqing Agrochemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	167	(3)	—	(3)
Receive	5.48%	Jiangsu Changshu Automotive Trim Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	4	—	4
Receive	5.48%	Jiangsu Changshu Rural Co.mmercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Jiangsu Chuanzhiboke Education Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	2	—	2
Receive	5.48%	Jiangsu Eazytec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	1	—	1
Receive	5.48%	Jiangsu Feymer Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	Jiangsu Financial Leasing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	126	(2)	—	(2)
Receive	5.48%	Jiangsu Flag Chemical Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	5.48%	Jiangsu Guotai International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	5.48%	Jiangsu Hengli Hydraulic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Jiangsu Hengrui Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$21	$—	$—	$—
Receive	5.48%	Jiangsu Holly Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	50	(2)	—	(2)
Receive	5.48%	Jiangsu Huaxin New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	315	(4)	—	(4)
Receive	5.48%	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	69	(1)	—	(1)
Receive	5.48%	Jiangsu Jibeier Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Jiangsu King's Luck Brewery JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	6	—	6
Receive	5.48%	Jiangsu Lianhuan Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	102	3	—	3
Receive	5.48%	Jiangsu Liba Enterprise JSC Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	2	—	2
Receive	5.48%	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	4	—	4
Receive	5.48%	Jiangsu Maysta Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	(1)	—	(1)
Receive	5.48%	Jiangsu Newamstar Packaging Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	159	2	—	2
Receive	5.48%	Jiangsu Nhwa Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	5.48%	Jiangsu Pacific Quartz Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	1	—	1
Receive	5.48%	Jiangsu Sainty Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Jiangsu Seagull Cooling Tower Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	54	2	—	2
Receive	5.48%	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	258	(15)	—	(15)
Receive	5.48%	Jiangxi Co.pper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Jilin JLU Communication Design Institute Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	JinGuan Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	5.48%	Jinhe Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	5.48%	Jinko Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	—	—	—
Receive	5.48%	Jinyu Bio-Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	5.48%	Jinzhou Jixiang Molybdenum Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	(1)	—	(1)
Receive	5.48%	Joincare Pharmaceutical Group Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	410	12	—	12
Receive	5.48%	Jones Tech PLC A-shares	Morgan Stanley	2/5/24	At Maturity	19	2	—	2
Receive	5.48%	Kailuan Energy Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	5.48%	Kehua Holdings Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Kunshan GuoLi Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$2	$—	$—	$—
Receive	5.48%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2,367	(91)	—	(91)
Receive	5.48%	Lepu Medical Technology Beijing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	LianChuang Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	1	—	1
Receive	5.48%	Lianhe Chemical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	182	(7)	—	(7)
Receive	5.48%	Lingyi iTech Guangdong Co. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Livzon Pharmaceutical Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	220	13	—	13
Receive	5.48%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	566	(82)	—	(82)
Receive	5.48%	Lu Thai Textile Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	(1)	—	(1)
Receive	5.48%	Luxshare Precision Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	232	—	—	—
Receive	5.48%	Luyan Pharma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Luyang Energy-Saving Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	—	—	—
Receive	5.48%	Luyin Investment Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	—	—	—
Receive	5.48%	Luzhou Laojiao Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	520	80	—	80
Receive	5.48%	Maider Medical Industry Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	5.48%	Medicalsystem Biotechnology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Metallurgical Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	2	—	2
Receive	5.48%	Mudanjiang Hengfeng Paper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	75	—	—	—
Receive	5.48%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	381	—	—	—
Receive	5.48%	MYS Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	58	1	—	1
Receive	5.48%	Nacity Property Service Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	199	(7)	—	(7)
Receive	5.48%	Nanjing Chemical Fibre A-shares	Morgan Stanley	2/5/24	At Maturity	62	—	—	—
Receive	5.48%	Nanjing Co.smos Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	1	—	1
Receive	5.48%	Nanjing Iron & Steel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Nanjing Julong Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	64	1	—	1
Receive	5.48%	Nanjing Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	5.48%	Nanjing Quanxin Cable Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	143	(1)	—	(1)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Nanjing Tanker Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	$15	$(1)	$—	$(1)
Receive	5.48%	Nanjing Textiles Import & Export Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	1	—	1
Receive	5.48%	Nantong Acetic Acid Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	167	(1)	—	(1)
Receive	5.48%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	154	5	—	5
Receive	5.48%	New Trend International Logis-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	179	11	—	11
Receive	5.48%	Newland Digital Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	5.48%	Ninebot Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	1	—	1
Receive	5.48%	Ningbo Bohui Chemical Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	134	(7)	—	(7)
Receive	5.48%	Ningbo Deye Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	88	(1)	—	(1)
Receive	5.48%	Ningbo Huaxiang Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	470	4	—	4
Receive	5.48%	Ningbo Jianan Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	1	—	1
Receive	5.48%	Ningbo Ligong Environment And Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	109	4	—	4
Receive	5.48%	Ningbo Menovo Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	42	—	—	—
Receive	5.48%	Ningbo Sanxing Medical Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	83	(4)	—	(4)
Receive	5.48%	Ningbo Shenglong Automotive Powertrain System Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	17	—	—	—
Receive	5.48%	Ningbo Sunrise Elc Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	137	(1)	—	(1)
Receive	5.48%	Ningbo Tuopu Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	1	—	1
Receive	5.48%	Noblelift Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	5.48%	OB Telecom Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Offshore Oil Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	3	—	3
Receive	5.48%	Olympic Circuit Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	2	—	2
Receive	5.48%	Orient Securities Co. Ltd./China A-shares	Morgan Stanley	2/5/24	At Maturity	81	(3)	—	(3)
Receive	5.48%	Pacific Shuanglin Bio-pharmacy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Perfect Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	PetroChina Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	271	24	—	24
Receive	5.48%	Piesat Information Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	41	(2)	—	(2)
Receive	5.48%	Ping An Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	48	(4)	—	(4)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Ping An Insurance Group Co. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$974	$18	$—	$18
Receive	5.48%	Poly Developments and Holdings Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	45	(1)	—	(1)
Receive	5.48%	Pony Testing International Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	5	—	5
Receive	5.48%	Porton Pharma Solutions Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	(12)	—	(12)
Receive	5.48%	Postal Savings Bank of China Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Power Co.nstruction Corp. of China Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	(3)	—	(3)
Receive	5.48%	Proya Co.smetics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Pylon Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	132	(10)	—	(10)
Receive	5.48%	Qi An Xin Technology Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Qianhe Condiment and Food Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	3	—	3
Receive	5.48%	Qingdao Citymedia Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	5.48%	Qingdao Daneng Environmental Protection Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	10	—	—	—
Receive	5.48%	Qingdao Gaoce Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	77	(3)	—	(3)
Receive	5.48%	Qingdao NovelBeam Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Qingdao Topscomm Communication, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	95	2	—	2
Receive	5.48%	Qinhuangdao Port Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	(1)	—	(1)
Receive	5.48%	Quectel Wireless Solutions Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Rongan Property Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	94	(94)	—	(94)
Receive	5.48%	Rongan Property Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	94	84	—	84
Receive	5.48%	Ruitai Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	SAIC Motor Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(2)	—	(2)
Receive	5.48%	Sangfor Technologies, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Sansure Biotech, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	80	1	—	1
Receive	5.48%	SF Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	57	(1)	—	(1)
Receive	5.48%	SG Micro Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	35	1	—	1
Receive	5.48%	Shandong Donghong Pipe Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	150	(4)	—	(4)
Receive	5.48%	Shandong Fiberglass Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Shandong Hi-Speed Road & Bridge Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$9	$—	$—	$—
Receive	5.48%	Shandong WIT Dyne Health Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	—	—	—
Receive	5.48%	Shandong Yanggu Huatai Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	345	(2)	—	(2)
Receive	5.48%	Shanghai Action Education Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Shanghai Baosight Software Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	84	12	—	12
Receive	5.48%	Shanghai Carthane Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	178	9	—	9
Receive	5.48%	Shanghai CEO Environmental Protection Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	94	(2)	—	(2)
Receive	5.48%	Shanghai Chuangli Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	293	(4)	—	(4)
Receive	5.48%	Shanghai Construction Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	164	(2)	—	(2)
Receive	5.48%	Shanghai Guangdian Electric Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	207	(3)	—	(3)
Receive	5.48%	Shanghai Huace Navigation Technology Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	360	3	—	3
Receive	5.48%	Shanghai International Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	—	—	—
Receive	5.48%	Shanghai Jahwa United Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	8	—	—	—
Receive	5.48%	Shanghai Lianming Machinery Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	1	—	1
Receive	5.48%	Shanghai Maling Aquarius Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	355	10	—	10
Receive	5.48%	Shanghai Pharmaceuticals Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	5.48%	Shanghai Pudong Construction Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	34	—	—	—
Receive	5.48%	Shanghai Putailai New Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	27	1	—	1
Receive	5.48%	Shanghai Tongji Science & Technology Industrial Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Shanghai Yatong Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Shanghai Yongli Belting Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	123	3	—	3
Receive	5.48%	Shanxi Coal International Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	62	5	—	5
Receive	5.48%	Shanxi Lu'an Environmental Energy Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	74	4	—	4
Receive	5.48%	Shanxi Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	—	—	—
Receive	5.48%	Shanxi Tond Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	24	—	—	—
Receive	5.48%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	307	(18)	—	(18)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Shede Spirits Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$109	$3	$—	$3
Receive	5.48%	Shengyi Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	141	2	—	2
Receive	5.48%	Shenzhen AV-Display Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	—	—	—
Receive	5.48%	Shenzhen BSC Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	319	6	—	6
Receive	5.48%	Shenzhen Das Intellitech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	—	—	—
Receive	5.48%	Shenzhen Dynanonic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	Shenzhen EXC-LED Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	1	—	1
Receive	5.48%	Shenzhen Gongjin Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	196	15	—	15
Receive	5.48%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	140	(5)	—	(5)
Receive	5.48%	Shenzhen Invt Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Shenzhen Jingquanhua Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Shenzhen Kinwong Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	1	—	1
Receive	5.48%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	301	(11)	—	(11)
Receive	5.48%	Shenzhen Lifotronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	7	—	7
Receive	5.48%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	672	8	—	8
Receive	5.48%	Shenzhen New Industries Biomedical Engineering Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	—	—	—
Receive	5.48%	Shenzhen Pacific Union Precision Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	100	3	—	3
Receive	5.48%	Shenzhen Tagen Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	25	(2)	—	(2)
Receive	5.48%	Shenzhen Topband Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	32	—	—	—
Receive	5.48%	Shenzhen Weiye Decoration Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	55	—	—	—
Receive	5.48%	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	1	—	1
Receive	5.48%	Shenzhen YHLO Biotech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Shenzhen Ysstech Info-tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	44	3	—	3
Receive	5.48%	Shenzhen YUTO Packaging Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	70	—	—	—
Receive	5.48%	Shinghwa Advanced Material Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	49	—	—	—
Receive	5.48%	Sichuan Hexie Shuangma Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Sichuan Injet Electric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Sichuan Langsha Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$72	$—	$—	$—
Receive	5.48%	Sichuan Road and Bridge Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	87	—	—	—
Receive	5.48%	Sichuan Tianyi Comheart Telecom Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	—	—	—
Receive	5.48%	Sichuan Yahua Industrial Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	432	(25)	—	(25)
Receive	5.48%	Sinochem International Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	18	—	—	—
Receive	5.48%	Sinofibers Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	(6)	—	(6)
Receive	5.48%	Sinoma Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Sinomine Resource Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	—	—	—
Receive	5.48%	SooChow Securities Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1,013	(17)	—	(17)
Receive	5.48%	Southern Publishing & Media Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	54	5	—	5
Receive	5.48%	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong A-shares	Morgan Stanley	2/5/24	At Maturity	50	(1)	—	(1)
Receive	5.48%	Suli Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	86	(5)	—	(5)
Receive	5.48%	Sumec Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	255	5	—	5
Receive	5.48%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	278	(17)	—	(17)
Receive	5.48%	Sunresin New Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	93	—	—	—
Receive	5.48%	Sunstone Development Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	(3)	—	(3)
Receive	5.48%	Sunwoda Electronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Suzhou Architecture Research Institute Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	23	(1)	—	(1)
Receive	5.48%	Suzhou Dongshan Precision Manufacturing Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	13	1	—	1
Receive	5.48%	Suzhou Hengmingda Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	36	—	—	—
Receive	5.48%	Suzhou Maxwell Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	(20)	—	(20)
Receive	5.48%	Suzhou Sushi Testing Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(1)	—	(1)
Receive	5.48%	Tande Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	232	(13)	—	(13)
Receive	5.48%	Tangrenshen Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	56	5	—	5
Receive	5.48%	TangShan Port Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	28	—	—	—
Receive	5.48%	Tasly Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	TBEA Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	580	20	—	20

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	TCL Zhonghuan Renewable Energy Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$131	$6	$—	$6
Receive	5.48%	Tellhow Sci-Tech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	31	(1)	—	(1)
Receive	5.48%	TES Touch Embedded Solutions Xiamen Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	349	11	—	11
Receive	5.48%	Thinkingdom Media Group Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	16	1	—	1
Receive	5.48%	Tian Di Science & Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	185	(9)	—	(9)
Receive	5.48%	Tian Jin Bohai Chemical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Tianjin Pengling Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	112	—	—	—
Receive	5.48%	Tianqi Lithium Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	432	(63)	—	(63)
Receive	5.48%	Tibet Weixinkang Medicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	15	1	—	1
Receive	5.48%	Tongwei Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	698	(46)	—	(46)
Receive	5.48%	Traffic Control Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	51	1	—	1
Receive	5.48%	Trina Solar Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	283	(27)	—	(27)
Receive	5.48%	UE Furniture Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	107	(1)	—	(1)
Receive	5.48%	Unigroup Guoxin Microelectronics Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	175	13	—	13
Receive	5.48%	Unisplendour Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	12	2	—	2
Receive	5.48%	Universal Scientific Industrial Shanghai Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	14	2	—	2
Receive	5.48%	VanJee Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	1	—	1
Receive	5.48%	Venustech Group, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	4	—	—	—
Receive	5.48%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	72	(3)	—	(3)
Receive	5.48%	Wasu Media Holding Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	190	4	—	4
Receive	5.48%	Weihai Guangwei Composites Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	21	(4)	—	(4)
Receive	5.48%	Wellhope Foods Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Wens Foodstuffs Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	288	21	—	21
Receive	5.48%	Western Mining Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	147	2	—	2
Receive	5.48%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	237	(20)	—	(20)
Receive	5.48%	Winner Medical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	96	1	—	1
Receive	5.48%	Wolong Electric Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	90	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Wolong Real Estate Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$2	$—	$—	$—
Receive	5.48%	Wuchan Zhongda Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	392	(2)	—	(2)
Receive	5.48%	Wuhan DR Laser Technology Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	5.48%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	79	(3)	—	(3)
Receive	5.48%	Wuhan Jingce Electronic Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	2	—	—	—
Receive	5.48%	Wuliangye Yibin Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	617	49	—	49
Receive	5.48%	WUS Printed Circuit Kunshan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	22	9	—	9
Receive	5.48%	WuXi AppTec Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	214	(12)	—	(12)
Receive	5.48%	Wuxi Autowell Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Wuxi Hyatech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(3)	—	(3)
Receive	5.48%	Wuxi Lead Intelligent Equipment Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	176	—	—	—
Receive	5.48%	Wuxi Paike New Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	35	(2)	—	(2)
Receive	5.48%	Wuxi Rural Co.mmercial Bank Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	XDC Industries Shenzhen Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	29	1	—	1
Receive	5.48%	Xiamen C & D, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	89	(2)	—	(2)
Receive	5.48%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	113	1	—	1
Receive	5.48%	Xiamen ITG Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	60	(1)	—	(1)
Receive	5.48%	Xiamen Xiangyu Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	110	1	—	1
Receive	5.48%	Xinjiang Daqo New Energy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	7	—	—	—
Receive	5.48%	Xinjiang Joinworld Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	66	(1)	—	(1)
Receive	5.48%	Xinjiang Tianrun Dairy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	3	—	—	—
Receive	5.48%	Xinjiang Torch Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Xinjiang Western Animal Husbandry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	38	(2)	—	(2)
Receive	5.48%	Xinjiang Xintai Natural Gas Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	117	(7)	—	(7)
Receive	5.48%	Xinxing Ductile Iron Pipes Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	103	(3)	—	(3)
Receive	5.48%	Yangling Metron New Material, Inc. A-shares	Morgan Stanley	2/5/24	At Maturity	40	(1)	—	(1)
Receive	5.48%	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. A-shares	Morgan Stanley	2/5/24	At Maturity	34	2	—	2

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Yangzhou Yangjie Electronic Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$19	$—	$—	$—
Receive	5.48%	Yankuang Energy Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	1	—	—	—
Receive	5.48%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	82	—	—	—
Receive	5.48%	Yixintang Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	1	—	1
Receive	5.48%	YongXing Special Materials Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	92	(5)	—	(5)
Receive	5.48%	Yonyou Network Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	68	2	—	2
Receive	5.48%	Youngy Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	204	(39)	—	(39)
Receive	5.48%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	(1)	—	(1)
Receive	5.48%	Yunnan Bowin Technology Industry Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	39	(1)	—	(1)
Receive	5.48%	Yunnan Copper Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	97	2	—	2
Receive	5.48%	Zhejiang Cfmoto Power Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Zhejiang China Light & Textile Industrial City Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Zhejiang Communications Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	50	1	—	1
Receive	5.48%	Zhejiang Crystal-Optech Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	219	18	—	18
Receive	5.48%	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Zhejiang Golden Eagle Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	144	(3)	—	(3)
Receive	5.48%	Zhejiang Huahai Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	47	—	—	—
Receive	5.48%	Zhejiang Jinggong Integration Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	53	(4)	—	(4)
Receive	5.48%	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	236	1	—	1
Receive	5.48%	Zhejiang Meilun Elevator Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	108	(4)	—	(4)
Receive	5.48%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	59	4	—	4
Receive	5.48%	Zhejiang Supcon Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	19	—	—	—
Receive	5.48%	Zhejiang Walrus New Material Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	33	—	—	—
Receive	5.48%	Zhejiang Wanfeng Auto Wheel Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	11	—	—	—
Receive	5.48%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	178	1	—	1
Receive	5.48%	Zhejiang XCC Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	5	—	—	—
Receive	5.48%	Zhejiang Xianju Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	26	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Total Return Swap Agreements (continued)

Pay/Receive(a)	Rate Paid(b)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	5.48%	Zhejiang Zhenyuan Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	$51	$—	$—	$—
Receive	5.48%	Zhengzhou Co.al Mining Machinery Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	106	2	—	2
Receive	5.48%	Zheshang Development Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	240	(5)	—	(5)
Receive	5.48%	Zhongji Innolight Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	20	15	—	15
Receive	5.48%	ZhongMan Petroleum and Natural Gas Group Corp. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	6	—	—	—
Receive	5.48%	Zhuhai Huafa Properties Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	46	1	—	1
Receive	5.48%	Zhuhai Raysharp Technology Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	173	2	—	2
Receive	5.48%	Zhuhai Winbase International Chemical Tank Terminal Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	9	—	—	—
Receive	5.48%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	2/5/24	At Maturity	162	2	—	2
Receive	5.48%	ZTE Corp. A-shares	Morgan Stanley	2/5/24	At Maturity	144	—	—	—
							$(220)	$—	$(220)

					Total swap agreements at value (assets)				$1,096
					Total swap agreements at value (liabilities)				(1,316)
					Net swap agreements at value				$(220)

Amounts Designated as "—" are $0 or have been rounded to $0

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(b)	Reflects the floating overnight fed fund rate plus financing fee rates as of March 31, 2023.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.12%
$15	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	$13
9	GM Financial Automobile Leasing Trust, Series 2021-3, Class - A3, Callable 4/20/24 @ 100.00	0.39		10/21/24	9
20	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 6/15/26 @ 100.00	2.22		10/15/26	19
40	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	39
10	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @ 100.00	0.64		9/15/27	9
	Total Asset Backed Securities				89

	Collateralized Mortgage Obligations — 0.88%
20	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/17/52	17
24	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	23
25	Bank, Series 2022-BNK41, Class - A4	3.79	(a)	4/15/65	23
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	17
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	8
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	9
17	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	17
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	12
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	9
20	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	19
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	24
20	Fannie Mae-ACES, Series 2020-M14, Class - A2	1.78		5/25/30	17
9	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	8
18	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.99	(a)	12/25/27	17
17	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06	(a)	6/25/27	16
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		2/25/29	19
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.36	(a)	7/25/28	24
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2	1.31		5/25/30	16
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	15
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2	2.07		1/25/31	21
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2	2.12	(a)	3/25/29	13
10	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2	2.18		8/25/36	8
24	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		4/25/24	24
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2	3.15		11/25/25	25
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51		3/25/29	49
25	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @ 100.00	3.99	(a)	3/10/51	24
25	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 4/15/27 @ 100.00	3.14		12/15/49	23
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53		12/15/47	24
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60		5/15/50	23
20	Santander Drive Auto Receivables Trust, Series 2021-1, Class - D, Callable 11/15/24 @ 100.00	1.13		11/16/26	19

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06		10/10/48	$23
20	Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable 4/15/32 @ 100.00	4.00	(a)	4/15/55	18
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44		9/15/61	24
	Total Collateralized Mortgage Obligations				628

	U.S. Government Agency Mortgages — 12.96%
10	Fannie Mae, Series 2020-M52, Class - A2	1.32	(a)	10/25/30	8
22	Fannie Mae, Pool #FS1327	1.50		6/1/36	20
22	Fannie Mae, Pool #MA4280	1.50		3/1/51	17
21	Fannie Mae, Pool #CA7696	1.50		11/1/50	16
43	Fannie Mae, Pool #MA4441	1.50		10/1/36	38
22	Fannie Mae, Pool #MA4445	1.50		10/1/41	18
21	Fannie Mae, Pool #MA4236	1.50		1/1/51	17
22	Fannie Mae, Pool #MA4122	1.50		9/1/35	19
21	Fannie Mae, Pool #CA7695	1.50		11/1/50	16
17	Fannie Mae, Pool #MA4205	1.50		12/1/35	15
43	Fannie Mae, Pool #FM6579	1.50		3/1/51	34
45	Fannie Mae, Pool #MA4343	1.50		5/1/51	35
16	Fannie Mae, Pool #BQ5781	1.50		11/1/35	14
21	Fannie Mae, Pool #MA4342	1.50		5/1/41	18
38	Fannie Mae, Pool #BP9370	2.00		7/1/50	32
41	Fannie Mae, Pool #BQ3004	2.00		10/1/50	34
43	Fannie Mae, Pool #FM6448	2.00		3/1/51	36
40	Fannie Mae, Pool #BQ7777	2.00		3/1/36	36
22	Fannie Mae, Pool #CB0684	2.00		6/1/51	18
22	Fannie Mae, Pool #CB0497	2.00		5/1/51	18
41	Fannie Mae, Pool #BQ8341	2.00		12/1/50	34
44	Fannie Mae, Pool #CB0325	2.00		4/1/51	37
21	Fannie Mae, Pool #BQ9685	2.00		1/1/51	18
9	Fannie Mae, Pool #AS2673	2.00		5/1/29	9
38	Fannie Mae, Pool #CA9183	2.00		2/1/36	34
42	Fannie Mae, Pool #MA4305	2.00		4/1/51	35
20	Fannie Mae, Pool #CA7833	2.00		11/1/50	17
20	Fannie Mae, Pool #CA8893	2.00		2/1/51	17
40	Fannie Mae, Pool #MA4255	2.00		2/1/51	33
40	Fannie Mae, Pool #MA4237	2.00		1/1/51	33
19	Fannie Mae, Pool #MA4182	2.00		11/1/50	16
21	Fannie Mae, Pool #FM5308	2.00		12/1/50	17
42	Fannie Mae, Pool #CA8850	2.00		2/1/51	35
21	Fannie Mae, Pool #CA8687	2.00		1/1/51	17
14	Fannie Mae, Pool #SB8061	2.00		9/1/35	12
18	Fannie Mae, Pool #MA4176	2.00		11/1/40	15
19	Fannie Mae, Pool #CA7225	2.00		10/1/50	16
28	Fannie Mae, Pool #FM3755	2.00		9/1/35	25
15	Fannie Mae, Pool #FM4039	2.00		10/1/35	13
41	Fannie Mae, Pool #MA4281	2.00		3/1/51	34
20	Fannie Mae, Pool #MA4360	2.00		6/1/36	18
47	Fannie Mae, Pool #MA4511	2.00		1/1/52	39
23	Fannie Mae, Pool #FS0317	2.00		2/1/42	20
19	Fannie Mae, Pool #MA4208	2.00		12/1/50	16
22	Fannie Mae, Pool #FM9579	2.00		7/1/51	18
32	Fannie Mae, Pool #MA4128	2.00		9/1/40	27
22	Fannie Mae, Pool #MA4474	2.00		11/1/41	19
24	Fannie Mae, Pool #FM4969	2.00		12/1/50	20
46	Fannie Mae, Pool #FM7411	2.00		5/1/51	38
21	Fannie Mae, Pool #MA4119	2.00		9/1/50	18
39	Fannie Mae, Pool #FM4788	2.00		11/1/50	33
23	Fannie Mae, Pool #MA4437	2.00		10/1/51	19
23	Fannie Mae, Pool #FS1621	2.00		7/1/51	19
38	Fannie Mae, Pool #MA4303	2.00		4/1/36	34
23	Fannie Mae, Pool #BU7103	2.00		12/1/51	19
43	Fannie Mae, Pool #MA4325	2.00		5/1/51	36

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #FM6559	2.00	3/1/51	$18
21	Fannie Mae, Pool #BR4094	2.00	1/1/51	17
22	Fannie Mae, Pool #BR0948	2.00	4/1/51	18
20	Fannie Mae, Pool #CA8118	2.00	12/1/50	16
43	Fannie Mae, Pool #BR4435	2.00	4/1/51	36
20	Fannie Mae, Pool #MA4403	2.00	8/1/36	18
23	Fannie Mae, Pool #BT0240	2.00	9/1/51	19
23	Fannie Mae, Pool #MA4602	2.00	5/1/37	21
40	Fannie Mae, Pool #CA8110	2.00	12/1/50	34
19	Fannie Mae, Pool #CA7224	2.00	10/1/50	16
7	Fannie Mae, Pool #MA3965	2.50	3/1/40	6
18	Fannie Mae, Pool #CA8131	2.50	12/1/50	15
15	Fannie Mae, Pool #BP5878	2.50	6/1/50	13
23	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
13	Fannie Mae, Pool #BK2588	2.50	5/1/50	11
8	Fannie Mae, Pool #MA3990	2.50	4/1/50	7
6	Fannie Mae, Pool #MA3154	2.50	10/1/32	6
17	Fannie Mae, Pool #MA4256	2.50	2/1/51	14
16	Fannie Mae, Pool #FM4231	2.50	9/1/50	14
15	Fannie Mae, Pool #BQ0329	2.50	7/1/50	13
22	Fannie Mae, Pool #MA4423	2.50	9/1/41	19
8	Fannie Mae, Pool #MA3902	2.50	1/1/50	7
23	Fannie Mae, Pool #FM8745	2.50	9/1/51	20
24	Fannie Mae, Pool #FS0235	2.50	1/1/52	21
21	Fannie Mae, Pool #FM9033	2.50	10/1/51	18
23	Fannie Mae, Pool #FS0547	2.50	2/1/52	20
21	Fannie Mae, Pool #MA4399	2.50	8/1/51	18
21	Fannie Mae, Pool #CB1131	2.50	7/1/51	18
14	Fannie Mae, Pool #AB7391	2.50	12/1/42	12
24	Fannie Mae, Pool #CA6074	2.50	6/1/50	21
18	Fannie Mae, Pool #BQ5110	2.50	11/1/50	15
23	Fannie Mae, Pool #CB1828	2.50	10/1/51	20
23	Fannie Mae, Pool #FS1340	2.50	3/1/52	20
21	Fannie Mae, Pool #BO4657	2.50	11/1/49	18
6	Fannie Mae, Pool #MA3827	2.50	11/1/34	6
13	Fannie Mae, Pool #MA4078	2.50	7/1/50	11
14	Fannie Mae, Pool #MA2854	2.50	12/1/46	12
6	Fannie Mae, Pool #MA3765	2.50	9/1/49	5
11	Fannie Mae, Pool #BD8046	2.50	9/1/31	10
7	Fannie Mae, Pool #MA3930	2.50	2/1/35	7
9	Fannie Mae, Pool #MA1277	2.50	12/1/27	8
22	Fannie Mae, Pool #BU5917	2.50	12/1/51	19
16	Fannie Mae, Pool #MA4183	2.50	11/1/50	14
16	Fannie Mae, Pool #MA4159	2.50	10/1/50	13
17	Fannie Mae, Pool #AP4742	2.50	8/1/27	16
13	Fannie Mae, Pool #MA4096	2.50	8/1/50	12
22	Fannie Mae, Pool #FM8997	2.50	10/1/51	19
43	Fannie Mae, Pool #BR7857	2.50	5/1/51	37
13	Fannie Mae, Pool #AU6677	2.50	9/1/28	13
21	Fannie Mae, Pool #FM2881	2.50	4/1/50	19
23	Fannie Mae, Pool #BU1451	2.50	1/1/52	20
22	Fannie Mae, Pool #MA4414	2.50	9/1/51	19
12	Fannie Mae, Pool #MA4075	2.50	7/1/35	11
31	Fannie Mae, Pool #FM4638	2.50	10/1/50	27
14	Fannie Mae, Pool #BC9041	2.50	11/1/31	13
11	Fannie Mae, Pool #AS8893	2.50	2/1/32	10
23	Fannie Mae, Pool #CB2868	2.50	2/1/52	20
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
23	Fannie Mae, Pool #CB3172	3.00	3/1/52	21
6	Fannie Mae, Pool #AS8074	3.00	10/1/46	5
7	Fannie Mae, Pool #FM1370	3.00	4/1/46	6
5	Fannie Mae, Pool #FM2132	3.00	1/1/50	5
23	Fannie Mae, Pool #BU1241	3.00	3/1/52	21
6	Fannie Mae, Pool #BO2201	3.00	9/1/49	6
6	Fannie Mae, Pool #MA3890	3.00	1/1/40	6
9	Fannie Mae, Pool #MA4048	3.00	6/1/50	8
13	Fannie Mae, Pool #MA3834	3.00	11/1/49	12

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #CB3364	3.00	4/1/52	$21
24	Fannie Mae, Pool #FS2122	3.00	3/1/52	21
14	Fannie Mae, Pool #MA3991	3.00	4/1/50	12
4	Fannie Mae, Pool #MA3691	3.00	7/1/49	4
10	Fannie Mae, Pool #AL9263	3.00	10/1/46	9
5	Fannie Mae, Pool #MA3339	3.00	4/1/33	5
9	Fannie Mae, Pool #CA5668	3.00	5/1/50	8
8	Fannie Mae, Pool #CA5519	3.00	4/1/50	7
8	Fannie Mae, Pool #MA3738	3.00	8/1/34	8
11	Fannie Mae, Pool #BP6466	3.00	7/1/50	10
13	Fannie Mae, Pool #QB1382	3.00	7/1/50	12
8	Fannie Mae, Pool #B06219	3.00	12/1/49	8
10	Fannie Mae, Pool #BO7242	3.00	1/1/50	9
7	Fannie Mae, Pool #B08947	3.00	1/1/50	6
10	Fannie Mae, Pool #B09169	3.00	12/1/49	9
10	Fannie Mae, Pool #BP1932	3.00	4/1/50	9
9	Fannie Mae, Pool #MA3897	3.00	1/1/35	8
8	Fannie Mae, Pool #MA1307	3.00	1/1/33	8
5	Fannie Mae, Pool #BN7703	3.00	8/1/49	5
9	Fannie Mae, Pool #FM4317	3.00	9/1/50	8
7	Fannie Mae, Pool #BO3192	3.00	10/1/49	6
23	Fannie Mae, Pool #CB2759	3.00	2/1/52	20
8	Fannie Mae, Pool #AL9996	3.00	4/1/32	8
14	Fannie Mae, Pool #MA3937	3.00	2/1/50	13
4	Fannie Mae, Pool #FM1299	3.00	7/1/49	4
6	Fannie Mae, Pool #MA3905	3.00	1/1/50	6
10	Fannie Mae, Pool #FM3395	3.00	6/1/50	9
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	4
7	Fannie Mae, Pool #MA2863	3.00	1/1/47	6
14	Fannie Mae, Pool #BC4764	3.00	10/1/46	13
7	Fannie Mae, Pool #MA2897	3.00	2/1/37	6
6	Fannie Mae, Pool #AB2047	3.00	1/1/26	6
5	Fannie Mae, Pool #MA2523	3.00	2/1/36	4
19	Fannie Mae, Pool #AQ7920	3.00	12/1/42	18
28	Fannie Mae, Pool #AB7099	3.00	11/1/42	26
24	Fannie Mae, Pool #AS0302	3.00	8/1/43	22
10	Fannie Mae, Pool #MA4079	3.00	7/1/50	9
22	Fannie Mae, Pool #AB8897	3.00	4/1/43	20
7	Fannie Mae, Pool #AZ2936	3.00	9/1/45	7
6	Fannie Mae, Pool #MA3377	3.00	5/1/48	5
30	Fannie Mae, Pool #AO0752	3.00	4/1/42	28
5	Fannie Mae, Pool #MA3127	3.00	9/1/37	5
5	Fannie Mae, Pool #MA3237	3.00	1/1/48	5
6	Fannie Mae, Pool #MA3871	3.00	12/1/49	5
5	Fannie Mae, Pool #MA3774	3.00	9/1/49	4
10	Fannie Mae, Pool #MA3802	3.00	10/1/49	9
4	Fannie Mae, Pool #MA3744	3.00	8/1/49	4
8	Fannie Mae, Pool #CA5423	3.00	3/1/50	7
19	Fannie Mae, Pool #MA2246	3.00	4/1/30	19
5	Fannie Mae, Pool #MA3831	3.00	11/1/39	5
10	Fannie Mae, Pool #AU3353	3.00	8/1/43	9
12	Fannie Mae, Pool #AS8276	3.00	11/1/46	11
23	Fannie Mae, Pool #BU8883	3.00	3/1/52	21
27	Fannie Mae, Pool #AS8483	3.00	12/1/46	24
14	Fannie Mae, Pool #BC9003	3.00	11/1/46	12
13	Fannie Mae, Pool #AS4771	3.50	4/1/45	12
3	Fannie Mae, Pool #MA3494	3.50	10/1/48	3
6	Fannie Mae, Pool #MA3520	3.50	11/1/48	6
7	Fannie Mae, Pool #MA3026	3.50	6/1/47	7
6	Fannie Mae, Pool #AS7491	3.50	7/1/46	6
4	Fannie Mae, Pool #MA3305	3.50	3/1/48	4
10	Fannie Mae, Pool #MA3243	3.50	1/1/38	10
10	Fannie Mae, Pool #BM1568	3.50	7/1/47	10
6	Fannie Mae, Pool #BK9038	3.50	10/1/33	5
24	Fannie Mae, Pool #BU8723	3.50	6/1/52	22
6	Fannie Mae, Pool #AL1717	3.50	5/1/27	6
3	Fannie Mae, Pool #BA1893	3.50	8/1/45	3

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3	Fannie Mae, Pool #MA3663	3.50	5/1/49	$3
14	Fannie Mae, Pool #MA2125	3.50	12/1/44	13
3	Fannie Mae, Pool #MA3692	3.50	7/1/49	3
3	Fannie Mae, Pool #AS4236	3.50	1/1/45	3
7	Fannie Mae, Pool #AS0024	3.50	7/1/43	7
3	Fannie Mae, Pool #CA4026	3.50	5/1/49	3
4	Fannie Mae, Pool #SD8001	3.50	7/1/49	3
3	Fannie Mae, Pool #MA3597	3.50	2/1/49	3
8	Fannie Mae, Pool #BP1947	3.50	4/1/50	8
24	Fannie Mae, Pool #MA4654	3.50	7/1/52	22
7	Fannie Mae, Pool #FM1911	3.50	7/1/48	6
5	Fannie Mae, Pool #MA3906	3.50	1/1/50	5
5	Fannie Mae, Pool #FM1566	3.50	11/1/48	5
48	Fannie Mae, Pool #MA4600	3.50	5/1/52	44
3	Fannie Mae, Pool #MA3637	3.50	4/1/49	3
4	Fannie Mae, Pool #MA3057	3.50	7/1/47	4
3	Fannie Mae, Pool #BM5485	3.50	2/1/49	3
10	Fannie Mae, Pool #BJ4916	3.50	3/1/48	9
5	Fannie Mae, Pool #FM1001	3.50	11/1/48	5
6	Fannie Mae, Pool #BM2000	3.50	5/1/47	5
6	Fannie Mae, Pool #BJ3716	3.50	12/1/47	5
4	Fannie Mae, Pool #MA3835	3.50	11/1/49	4
9	Fannie Mae, Pool #MA3182	3.50	11/1/47	8
3	Fannie Mae, Pool #MA3745	3.50	8/1/49	3
4	Fannie Mae, Pool #MA3148	3.50	10/1/47	4
3	Fannie Mae, Pool #FM0020	3.50	7/1/49	3
27	Fannie Mae, Pool #AQ0546	3.50	11/1/42	26
8	Fannie Mae, Pool #MA2706	3.50	8/1/46	8
4	Fannie Mae, Pool #AS6394	3.50	12/1/45	4
5	Fannie Mae, Pool #BD5046	3.50	2/1/47	4
12	Fannie Mae, Pool #ZS4618	3.50	6/1/45	11
7	Fannie Mae, Pool #AS6102	3.50	11/1/45	6
4	Fannie Mae, Pool #MA3775	3.50	9/1/49	4
4	Fannie Mae, Pool #ZA5052	3.50	11/1/47	4
6	Fannie Mae, Pool #BC0443	3.50	12/1/45	5
4	Fannie Mae, Pool #MA2522	3.50	2/1/46	4
6	Fannie Mae, Pool #AB2052	3.50	1/1/26	6
4	Fannie Mae, Pool #MA3059	3.50	7/1/37	4
7	Fannie Mae, Pool #BC1158	3.50	2/1/46	7
6	Fannie Mae, Pool #AS7388	3.50	6/1/46	6
9	Fannie Mae, Pool #MA1980	3.50	8/1/44	9
3	Fannie Mae, Pool #MA3614	3.50	3/1/49	2
5	Fannie Mae, Pool #ZM4908	3.50	11/1/47	5
5	Fannie Mae, Pool #BM4703	3.50	2/1/48	4
9	Fannie Mae, Pool #AZ0862	3.50	7/1/45	9
10	Fannie Mae, Pool #BC2926	3.50	3/1/46	9
5	Fannie Mae, Pool #MA3210	3.50	12/1/47	5
9	Fannie Mae, Pool #AS8823	4.00	2/1/47	8
3	Fannie Mae, Pool #BK0920	4.00	7/1/48	3
4	Fannie Mae, Pool #MA2415	4.00	10/1/45	4
4	Fannie Mae, Pool #MA3183	4.00	11/1/47	4
3	Fannie Mae, Pool #BM4991	4.00	9/1/48	3
12	Fannie Mae, Pool #BK7943	4.00	11/1/48	12
8	Fannie Mae, Pool #AS3467	4.00	10/1/44	8
9	Fannie Mae, Pool #AS3468	4.00	10/1/44	9
3	Fannie Mae, Pool #FM0021	4.00	3/1/49	3
4	Fannie Mae, Pool #FM1960	4.00	5/1/49	4
6	Fannie Mae, Pool #MA3804	4.00	10/1/49	6
7	Fannie Mae, Pool #AU8849	4.00	11/1/43	7
24	Fannie Mae, Pool #MA4732	4.00	9/1/52	23
3	Fannie Mae, Pool #CA2316	4.00	7/1/48	3
3	Fannie Mae, Pool #MA3521	4.00	11/1/48	3
3	Fannie Mae, Pool #AS8532	4.00	12/1/46	3
16	Fannie Mae, Pool #AO2959	4.00	5/1/42	16
4	Fannie Mae, Pool #MA3277	4.00	2/1/48	4
10	Fannie Mae, Pool #BM1066	4.00	2/1/47	10
2	Fannie Mae, Pool #MA3615	4.00	3/1/49	2

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #AS9314	4.00	3/1/47	$6
3	Fannie Mae, Pool #MA3638	4.00	4/1/49	3
4	Fannie Mae, Pool #FM1415	4.00	12/1/48	4
4	Fannie Mae, Pool #BN0334	4.00	12/1/48	3
8	Fannie Mae, Pool #MA3121	4.00	9/1/47	7
7	Fannie Mae, Pool #BM2002	4.00	10/1/47	7
2	Fannie Mae, Pool #MA3592	4.00	2/1/49	2
5	Fannie Mae, Pool #BN6677	4.00	6/1/49	5
5	Fannie Mae, Pool #BM4306	4.00	9/1/25	5
5	Fannie Mae, Pool #AS7558	4.00	7/1/46	5
4	Fannie Mae, Pool #AZ7362	4.00	11/1/45	4
4	Fannie Mae, Pool #MA3746	4.00	8/1/49	4
3	Fannie Mae, Pool #MA3563	4.00	1/1/49	3
6	Fannie Mae, Pool #AS9831	4.00	6/1/47	5
9	Fannie Mae, Pool #AX0841	4.00	9/1/44	9
7	Fannie Mae, Pool #AH6242	4.00	4/1/26	7
7	Fannie Mae, Pool #ZS4708	4.00	3/1/47	7
3	Fannie Mae, Pool #FM1571	4.00	12/1/48	3
7	Fannie Mae, Pool #ZA4988	4.00	8/1/47	7
4	Fannie Mae, Pool #BD7060	4.00	3/1/47	3
7	Fannie Mae, Pool #MA2995	4.00	5/1/47	7
5	Fannie Mae, Pool #AS7600	4.00	7/1/46	4
3	Fannie Mae, Pool #BK0909	4.00	7/1/48	3
4	Fannie Mae, Pool #CA0183	4.00	8/1/47	4
3	Fannie Mae, Pool #BK4850	4.50	5/1/48	3
1	Fannie Mae, Pool #930998	4.50	4/1/29	1
47	Fannie Mae, Pool #BV7928	4.50	8/1/52	46
5	Fannie Mae, Pool #AS2751	4.50	6/1/44	5
2	Fannie Mae, Pool #BK6328	4.50	6/1/48	2
4	Fannie Mae, Pool #CA0623	4.50	10/1/47	4
7	Fannie Mae, Pool #MA3747	4.50	8/1/49	7
18	Fannie Mae, Pool #AE0954	4.50	2/1/41	18
11	Fannie Mae, Pool #MA3184	4.50	11/1/47	11
3	Fannie Mae, Pool #MA3639	4.50	4/1/49	3
4	Fannie Mae, Pool #CA1711	4.50	5/1/48	4
22	Fannie Mae, Pool #AE0217	4.50	8/1/40	22
2	Fannie Mae, Pool #MA3537	4.50	12/1/48	2
5	Fannie Mae, Pool #BM3286	4.50	11/1/47	5
11	Fannie Mae, Pool #AS9394	4.50	4/1/47	11
2	Fannie Mae, Pool #BN4309	4.50	1/1/49	2
21	Fannie Mae, Pool #889117	5.00	10/1/35	22
4	Fannie Mae, Pool #725027	5.00	11/1/33	4
3	Fannie Mae, Pool #890603	5.00	8/1/41	3
24	Fannie Mae, Pool #MA4761	5.00	9/1/52	24
4	Fannie Mae, Pool #BM3904	5.00	5/1/48	4
10	Fannie Mae, Pool #725238	5.00	3/1/34	10
4	Fannie Mae, Pool #890221	5.50	12/1/33	4
24	Fannie Mae, Pool #FS3360	5.50	12/1/52	25
10	Fannie Mae, Pool #959451	6.00	12/1/37	10
50	Fannie Mae, 15 YR TBA	1.50	4/25/38	44
25	Fannie Mae, 15 YR TBA	3.00	4/25/38	24
25	Fannie Mae, 30 YR TBA	3.50	4/25/53	23
25	Fannie Mae, 30 YR TBA	4.00	4/25/53	24
100	Fannie Mae, 30 YR TBA	4.50	4/25/52	97
75	Fannie Mae, 30 YR TBA	5.00	4/25/53	75
25	Fannie Mae, 30 YR TBA	5.00	5/25/53	25
75	Fannie Mae, 30 YR TBA	5.50	4/25/53	76
25	Fannie Mae, 30 YR TBA	6.00	5/25/53	26
25	Fannie Mae, 30 YR TBA	6.00	4/25/53	26
25	Fannie Mae, 30 YR TBA	6.50	4/25/53	26
21	Freddie Mac, Pool #RB5110	1.50	5/1/41	18
22	Freddie Mac, Pool #QN9521	1.50	2/1/37	19
45	Freddie Mac, Pool #SD8154	1.50	7/1/51	35
19	Freddie Mac, Pool #SB8097	1.50	4/1/36	17
23	Freddie Mac, Pool #SB8144	1.50	3/1/37	20
18	Freddie Mac, Pool #SB8088	1.50	2/1/36	16
44	Freddie Mac, Pool #QC0962	1.50	4/1/51	34

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Freddie Mac, Pool #QD1254	2.00	11/1/51	$39
22	Freddie Mac, Pool #RA5257	2.00	5/1/51	18
21	Freddie Mac, Pool #SD8079	2.00	7/1/50	18
47	Freddie Mac, Pool #SD8193	2.00	2/1/52	39
22	Freddie Mac, Pool #RA5040	2.00	4/1/51	18
23	Freddie Mac, Pool #RA5155	2.00	5/1/51	19
23	Freddie Mac, Pool #SD8172	2.00	10/1/51	19
46	Freddie Mac, Pool #SD8177	2.00	11/1/51	38
47	Freddie Mac, Pool #SD8188	2.00	1/1/52	39
22	Freddie Mac, Pool #RA3328	2.00	8/1/50	18
21	Freddie Mac, Pool #RA4214	2.00	12/1/50	17
43	Freddie Mac, Pool #QB6893	2.00	12/1/50	36
40	Freddie Mac, Pool #SD8128	2.00	2/1/51	33
39	Freddie Mac, Pool #SD8113	2.00	12/1/50	33
20	Freddie Mac, Pool #SB8107	2.00	6/1/36	18
19	Freddie Mac, Pool #RA3575	2.00	9/1/50	16
24	Freddie Mac, Pool #SD8199	2.00	3/1/52	20
42	Freddie Mac, Pool #QB7708	2.00	1/1/51	34
43	Freddie Mac, Pool #QC0423	2.00	4/1/51	35
22	Freddie Mac, Pool #RB5121	2.00	8/1/41	19
24	Freddie Mac, Pool #QD5748	2.00	2/1/52	20
20	Freddie Mac, Pool #SB8115	2.00	8/1/36	18
44	Freddie Mac, Pool #QC1333	2.00	5/1/51	36
33	Freddie Mac, Pool #SB8079	2.00	12/1/35	29
21	Freddie Mac, Pool #RB5114	2.00	6/1/41	18
20	Freddie Mac, Pool #SD8121	2.00	1/1/51	17
43	Freddie Mac, Pool #SB8128	2.00	11/1/36	38
19	Freddie Mac, Pool #QB3926	2.00	10/1/50	16
44	Freddie Mac, Pool #QC3697	2.00	6/1/51	36
21	Freddie Mac, Pool #SD8146	2.00	5/1/51	18
45	Freddie Mac, Pool #SD8160	2.00	8/1/51	37
17	Freddie Mac, Pool #RC1727	2.00	12/1/35	15
22	Freddie Mac, Pool #SD8098	2.00	10/1/50	19
19	Freddie Mac, Pool #RB5095	2.00	1/1/41	16
42	Freddie Mac, Pool #SD7537	2.00	3/1/51	35
20	Freddie Mac, Pool #SB8510	2.00	2/1/36	18
19	Freddie Mac, Pool #RA3205	2.00	8/1/50	15
23	Freddie Mac, Pool #QC7473	2.00	9/1/51	19
22	Freddie Mac, Pool #QC3597	2.00	6/1/51	18
21	Freddie Mac, Pool #RA3528	2.50	9/1/50	18
24	Freddie Mac, Pool #SD8205	2.50	4/1/52	20
23	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
23	Freddie Mac, Pool #RA6621	2.50	1/1/52	20
47	Freddie Mac, Pool #RA6493	2.50	12/1/51	40
29	Freddie Mac, Pool #SB8045	2.50	5/1/35	27
16	Freddie Mac, Pool #ZS4687	2.50	11/1/46	14
17	Freddie Mac, Pool #SD8129	2.50	2/1/51	15
7	Freddie Mac, Pool #ZS8692	2.50	4/1/33	7
8	Freddie Mac, Pool #G07445	2.50	7/1/43	7
43	Freddie Mac, Pool #RA5832	2.50	9/1/51	37
24	Freddie Mac, Pool #RA6136	2.50	10/1/51	20
13	Freddie Mac, Pool #G18485	2.50	10/1/28	12
13	Freddie Mac, Pool #G18470	2.50	6/1/28	12
32	Freddie Mac, Pool #RA2634	2.50	5/1/50	28
17	Freddie Mac, Pool #QB3703	2.50	9/1/50	14
23	Freddie Mac, Pool #RA5802	2.50	9/1/51	20
14	Freddie Mac, Pool #SD8083	2.50	8/1/50	12
23	Freddie Mac, Pool #SB0301	2.50	4/1/35	21
22	Freddie Mac, Pool #RA6019	2.50	10/1/51	19
17	Freddie Mac, Pool #SD8122	2.50	1/1/51	14
39	Freddie Mac, Pool #SD8141	2.50	4/1/51	34
32	Freddie Mac, Pool #SD8114	2.50	12/1/50	28
20	Freddie Mac, Pool #QC2031	2.50	5/1/51	18
15	Freddie Mac, Pool #RA2897	2.50	6/1/50	13
15	Freddie Mac, Pool #SD8099	2.50	10/1/50	13
22	Freddie Mac, Pool #SD8021	2.50	9/1/49	19
14	Freddie Mac, Pool #RA2595	2.50	5/1/50	12

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Freddie Mac, Pool #SD8189	2.50	1/1/52	$20
20	Freddie Mac, Pool #SD8147	2.50	5/1/51	17
16	Freddie Mac, Pool #QB3287	2.50	8/1/50	14
22	Freddie Mac, Pool #QC7457	2.50	9/1/51	19
17	Freddie Mac, Pool #RA4527	2.50	2/1/51	15
24	Freddie Mac, Pool #QE2352	2.50	5/1/52	21
20	Freddie Mac, Pool #RA5286	2.50	5/1/51	18
6	Freddie Mac, Pool #G18687	2.50	5/1/33	6
11	Freddie Mac, Pool #RB5054	2.50	6/1/40	10
47	Freddie Mac, Pool #SD8194	2.50	2/1/52	40
47	Freddie Mac, Pool #SD1011	2.50	4/1/52	40
7	Freddie Mac, Pool #RB5043	2.50	4/1/40	6
22	Freddie Mac, Pool #SD8167	2.50	9/1/51	19
33	Freddie Mac, Pool #RA2643	2.50	6/1/50	29
46	Freddie Mac, Pool #SD8183	2.50	12/1/51	39
21	Freddie Mac, Pool #SD8151	2.50	6/1/51	18
9	Freddie Mac, Pool #QA8065	3.00	3/1/50	8
36	Freddie Mac, Pool #ZS4522	3.00	7/1/43	33
12	Freddie Mac, Pool #SD8030	3.00	12/1/49	11
3	Freddie Mac, Pool #G18518	3.00	7/1/29	3
7	Freddie Mac, Pool #G61680	3.00	4/1/47	7
16	Freddie Mac, Pool #ZS4606	3.00	3/1/45	15
7	Freddie Mac, Pool #J36428	3.00	2/1/32	6
—	Freddie Mac, Pool #J25193	3.00	8/1/23	—
9	Freddie Mac, Pool #G15145	3.00	7/1/29	9
5	Freddie Mac, Pool #G08803	3.00	3/1/48	5
41	Freddie Mac, Pool #SD8174	3.00	10/1/51	37
25	Freddie Mac, Pool #ZS4511	3.00	3/1/43	23
8	Freddie Mac, Pool #SB8046	3.00	5/1/35	8
5	Freddie Mac, Pool #G08635	3.00	4/1/45	4
10	Freddie Mac, Pool #SD8074	3.00	7/1/50	9
23	Freddie Mac, Pool #QD9881	3.00	3/1/52	21
5	Freddie Mac, Pool #G18601	3.00	5/1/31	5
5	Freddie Mac, Pool #QA1033	3.00	7/1/49	5
15	Freddie Mac, Pool #ZA2304	3.00	6/1/33	14
11	Freddie Mac, Pool #QA9049	3.00	4/1/50	10
14	Freddie Mac, Pool #ZS4706	3.00	3/1/47	13
7	Freddie Mac, Pool #SD8056	3.00	4/1/50	6
7	Freddie Mac, Pool #ZM2089	3.00	11/1/46	6
17	Freddie Mac, Pool #G60989	3.00	12/1/46	16
11	Freddie Mac, Pool #G18663	3.00	10/1/32	11
12	Freddie Mac, Pool #G08737	3.00	12/1/46	11
11	Freddie Mac, Pool #ZS4658	3.00	4/1/46	10
6	Freddie Mac, Pool #ZS4688	3.00	11/1/46	5
6	Freddie Mac, Pool #SD8011	3.50	9/1/49	6
4	Freddie Mac, Pool #ZS4599	3.50	1/1/45	4
3	Freddie Mac, Pool #ZS4771	3.50	6/1/48	3
15	Freddie Mac, Pool #ZS4642	3.50	12/1/45	14
3	Freddie Mac, Pool #Q57871	3.50	8/1/48	3
5	Freddie Mac, Pool #G08620	3.50	12/1/44	5
7	Freddie Mac, Pool #G08784	3.50	10/1/47	7
7	Freddie Mac, Pool #G08761	3.50	5/1/47	7
7	Freddie Mac, Pool #ZS4651	3.50	3/1/46	7
8	Freddie Mac, Pool #G08687	3.50	1/1/46	7
8	Freddie Mac, Pool #G61148	3.50	9/1/47	7
6	Freddie Mac, Pool #J30284	3.50	11/1/29	6
8	Freddie Mac, Pool #G08698	3.50	3/1/46	7
4	Freddie Mac, Pool #ZS4659	3.50	4/1/46	4
4	Freddie Mac, Pool #ZS4713	3.50	4/1/47	4
24	Freddie Mac, Pool #SD8214	3.50	5/1/52	22
16	Freddie Mac, Pool #G08636	3.50	4/1/45	15
3	Freddie Mac, Pool #J14069	3.50	1/1/26	3
24	Freddie Mac, Pool #SD8038	3.50	1/1/50	23
4	Freddie Mac, Pool #G08627	3.50	2/1/45	3
4	Freddie Mac, Pool #G08770	3.50	7/1/47	3
8	Freddie Mac, Pool #SB8007	3.50	9/1/34	8
6	Freddie Mac, Pool #Q43933	3.50	10/1/46	6

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$9	Freddie Mac, Pool #RA2469	3.50	4/1/50	$8
5	Freddie Mac, Pool #V83453	3.50	10/1/47	5
8	Freddie Mac, Pool #RA1508	3.50	10/1/49	8
18	Freddie Mac, Pool #G08554	3.50	10/1/43	17
3	Freddie Mac, Pool #ZA6946	4.00	5/1/49	3
7	Freddie Mac, Pool #Q58680	4.00	9/1/48	7
9	Freddie Mac, Pool #G08567	4.00	1/1/44	9
13	Freddie Mac, Pool #G08637	4.00	4/1/45	13
3	Freddie Mac, Pool #ZT2106	4.00	3/1/49	3
5	Freddie Mac, Pool #SD0290	4.00	4/1/50	5
8	Freddie Mac, Pool #SD8070	4.00	6/1/50	8
3	Freddie Mac, Pool #ZT1840	4.00	9/1/48	3
8	Freddie Mac, Pool #ZS4631	4.00	9/1/45	8
10	Freddie Mac, Pool #G08606	4.00	9/1/44	10
24	Freddie Mac, Pool #QE5462	4.00	7/1/52	23
15	Freddie Mac, Pool #ZL7781	4.00	2/1/44	15
8	Freddie Mac, Pool #G08775	4.00	8/1/47	7
5	Freddie Mac, Pool #ZT1320	4.00	11/1/48	5
5	Freddie Mac, Pool #G08771	4.00	7/1/47	4
5	Freddie Mac, Pool #G08801	4.00	2/1/48	4
10	Freddie Mac, Pool #A96286	4.00	1/1/41	10
49	Freddie Mac, Pool #SD8286	4.00	1/1/53	47
49	Freddie Mac, Pool #SD8244	4.00	9/1/52	46
6	Freddie Mac, Pool #C91395	4.00	9/1/31	6
—	Freddie Mac, Pool #C90686	4.50	6/1/23	—
5	Freddie Mac, Pool #Q58217	4.50	9/1/48	5
3	Freddie Mac, Pool #ZS4774	4.50	5/1/48	3
24	Freddie Mac, Pool #SD8245	4.50	9/1/52	24
5	Freddie Mac, Pool #Q52321	4.50	11/1/47	5
4	Freddie Mac, Pool #G08781	4.50	9/1/47	4
18	Freddie Mac, Pool #A97692	4.50	3/1/41	19
14	Freddie Mac, Pool #G01890	4.50	10/1/35	14
5	Freddie Mac, Pool #C09059	4.50	3/1/44	5
10	Freddie Mac, Pool #G05904	5.00	9/1/39	10
7	Freddie Mac, Pool #ZT1779	5.00	3/1/49	7
4	Freddie Mac, Pool #G08838	5.00	9/1/48	4
9	Freddie Mac, Pool #G01962	5.00	12/1/35	9
9	Freddie Mac, Pool #G04817	5.00	9/1/38	9
15	Freddie Mac, Pool #G01665	5.50	3/1/34	15
10	Freddie Mac, Pool #G02794	6.00	5/1/37	10
1	Freddie Mac, Pool #C90989	6.00	9/1/26	1
39	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	33
23	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	20
20	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	17
24	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	20
18	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	16
24	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	20
22	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	18
35	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	30
23	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	20
24	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	20
20	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	17
42	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	36
45	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	39
23	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	20
34	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	29
19	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	16
22	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	19
21	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	17
10	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	9
20	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	18
8	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	7
14	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	13
33	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	29
36	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	31
15	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	13
23	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	$2
44	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	39
45	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	40
36	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	32
26	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	23
6	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
4	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	4
45	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	40
42	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	37
19	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	17
19	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	17
22	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	19
24	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	21
43	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	38
8	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	7
8	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	7
4	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	3
11	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	10
15	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	14
6	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	5
6	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	5
5	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	5
9	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	8
6	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	6
15	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	14
6	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	6
6	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	6
12	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	11
7	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	6
18	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	16
8	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	7
10	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	10
8	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	8
8	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	8
24	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	22
11	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	10
13	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	12
11	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	10
22	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	21
20	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	18
11	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	10
23	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	21
13	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	12
9	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	8
6	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	5
5	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	4
15	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	14
9	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	8
8	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	7
5	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	5
7	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	7
4	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	3
5	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	4
7	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	6
7	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	7
10	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	10
8	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	8
8	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	7
7	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	7
8	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	7
5	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	4
7	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	7
4	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	4
7	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	7
10	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	9
6	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	5
8	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	8

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$8	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	$8
4	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	4
15	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	14
9	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	8
6	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	6
4	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	4
17	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	16
4	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	4
5	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	5
4	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	4
8	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	8
8	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	8
6	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	6
7	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	7
4	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	4
8	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	8
8	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	8
5	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	5
24	Government National Mortgage Association, Pool #MA8199	3.50	8/20/52	23
3	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	3
5	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	5
6	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	6
3	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	3
3	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	3
8	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	8
3	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	3
7	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	7
3	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	3
28	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	28
3	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	3
3	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	3
4	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	4
7	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	7
3	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	3
10	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	10
3	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	3
3	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	3
7	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	7
6	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	6
3	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	3
15	Government National Mortgage Association, Pool #721760	4.50	8/15/40	15
3	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	3
3	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	3
3	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	3
2	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	3
9	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	9
5	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	5
25	Government National Mortgage Association, Pool #4801	4.50	9/20/40	25
5	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	5
2	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	2
15	Government National Mortgage Association, Pool #4559	5.00	10/20/39	16
4	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	4
2	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	2
12	Government National Mortgage Association, Pool #697946	5.00	3/15/39	12
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4
25	Government National Mortgage Association, 30 YR TBA	2.00	4/20/53	21
25	Government National Mortgage Association, 30 YR TBA	3.50	4/20/53	23
25	Government National Mortgage Association, 30 YR TBA	3.50	5/20/53	23
75	Government National Mortgage Association, 30 YR TBA	4.00	4/20/53	72
50	Government National Mortgage Association, 30 YR TBA	4.50	4/20/53	49
50	Government National Mortgage Association, 30 YR TBA	5.00	4/20/53	50
50	Government National Mortgage Association, 30 YR TBA	5.50	4/20/53	51
25	Government National Mortgage Association, 30 YR TBA	6.00	4/20/53	25
	Total U.S. Government Agency Mortgages			9,219

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 0.83%
$25	Fannie Mae	0.50	6/17/25	$23
25	Fannie Mae	0.75	10/8/27	22
25	Fannie Mae, Callable 6/18/23 @ 100.00	0.88	12/18/26	22
25	Fannie Mae	1.63	1/7/25	24
10	Fannie Mae	5.63	7/15/37	12
20	Fannie Mae	6.63	11/15/30	24
25	Fannie Mae	7.25	5/15/30	30
25	Federal Farm Credit Bank	0.25	2/26/24	24
75	Federal Farm Credit Bank	0.88	11/18/24	72
25	Federal Farm Credit Bank	3.38	8/26/24	25
25	Federal Farm Credit Bank	4.25	9/26/24	25
25	Federal Home Loan Bank	2.75	6/28/24	24
40	Federal Home Loan Bank	2.75	12/13/24	39
40	Federal Home Loan Bank	2.88	9/13/24	39
25	Federal Home Loan Bank	3.25	11/16/28	24
25	Federal Home Loan Bank	5.00	2/28/25	25
50	Freddie Mac	0.38	7/21/25	46
15	Freddie Mac	6.25	7/15/32	18
10	Freddie Mac	6.75	3/15/31	12
5	Tennessee Valley Authority	3.50	12/15/42	4
25	Tennessee Valley Authority	3.88	3/15/28	25
30	Tennessee Valley Authority	5.88	4/1/36	34
	Total U.S. Government Agency Securities			593

	Corporate Bonds — 14.87%
145	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	132
70	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95	8/1/25	69
80	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	63
155	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05	8/18/29	150
220	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95	1/15/42	217
140	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	140
148	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55	9/15/55	106
115	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35	3/1/29	112
55	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55	3/9/49	47
95	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15	1/15/43	81
435	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)(b)	4/22/32	363
90	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)(b)	2/7/30	84
95	Berkshire Hathaway Energy Co. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50	2/1/45	85
25	BP Capital Markets America, Inc. (Financial Services), Callable 8/24/49 @ 100.00	3.00	2/24/50	18
70	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25	10/26/49	63
137	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38	3/15/31	110
75	Bunge Ltd. Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75	5/14/31	64
125	Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00	5.47 (SOFR + 208 bps)(b)	2/1/29	122
190	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05	3/30/29	183
110	Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00	3.79 (SOFR + 194 bps)(b)	3/17/33	98
65	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119 bps)(b)	4/23/29	62
110	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)(b)	3/31/31	104
155	Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	149
45	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	40
75	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00	11/1/49	63
25	Comcast Corp. (Media)	4.65	7/15/42	24
20	Consolidated Edison Co. of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	22
110	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15	8/1/29	101

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$115	CSX Corp. (Ground Transportation)	6.22	4/30/40	$128
120	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78	3/25/38	114
45	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13	7/20/45	42
70	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90	10/1/26	70
93	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	88
75	Digital Realty Trust LP (Diversified REITs), Callable 4/15/28 @ 100.00	4.45	7/15/28	70
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	31
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	21
115	Eastern Energy Gas Holdings LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	102
225	Eastern Energy Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	218
55	EIDP, Inc. (Chemicals), Callable 4/15/30 @ 100.00	2.30	7/15/30	47
40	Elevance Health, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	34
60	Elevance Health, Inc. (Health Care Providers & Services)	4.65	1/15/43	56
5	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	5
95	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	80
139	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	128
169	FedEx Corp., Series 2020-1, Class - AA (Air Freight & Logistics)	1.88	2/20/34	140
45	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	42
50	General Motors Co. (Automobile Components), Callable 7/1/27 @ 100.00	4.20	10/1/27	48
46	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	43
105	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	105
40	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73	12/8/47	32
150	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00	8/5/29	146
50	International Business Machines Corp. (IT Services)	4.00	6/20/42	42
40	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	42
500	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)(b)	4/23/29	479
115	JPMorgan Chase & Co. (Banks), Callable 7/25/32 @ 100.00	4.91 (SOFR + 208 bps)(b)	7/25/33	114
100	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55	6/1/45	95
105	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80	3/1/28	95
80	Lincoln National Corp. (Insurance)	7.00	6/15/40	83
20	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	18
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	66
80	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95	4/15/31	66
190	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 5/11/23 @ 102.13	4.25	9/1/25	187
110	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04	3/17/62	82
55	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63	5/15/30	50
405	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)(b)	7/20/27	360
225	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)(b)	1/23/30	216
85	National Retail Properties, Inc. (Diversified REITs), Callable 1/15/30 @ 100.00	2.50	4/15/30	71
125	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 8/1/28 @ 100.00	3.90	11/1/28	121
15	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 7/15/32 @ 100.00	5.80	1/15/33	16
40	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25	6/1/30	34
40	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @ 100.00	5.25	2/28/53	39
75	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03	10/15/47	66
50	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	51
40	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85	4/1/30	36

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$120	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80	8/15/28	$115
165	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38	1/1/26	164
50	Pfizer, Inc. (Pharmaceuticals)	4.30	6/15/43	47
120	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	104
65	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70	5/15/29	62
85	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	87
55	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	49
15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	17
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	25
50	Raytheon Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	47
95	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30	8/15/25	87
70	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15	8/15/30	59
140	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00	5/22/30	125
50	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/29 @ 100.00	2.95	9/15/29	45
70	Sabra Health Care LP (Diversified REITs), Callable 9/1/31 @ 100.00	3.20	12/1/31	51
30	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	29
80	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	68
55	Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00	5.13	6/15/27	55
150	TCI Communications, Inc. (Media)	7.88	2/15/26	163
420	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)(b)	6/5/28	398
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	51
40	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	42
125	The Interpublic Group of Cos., Inc. (Media)	4.20	4/15/24	124
25	The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00	5.40	10/1/48	24
60	The Travelers Cos., Inc. (Insurance)	5.35	11/1/40	62
90	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	87
80	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/21/23 @ 101.13	2.25	2/15/26	74
10	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @ 100.00	5.65	1/15/53	10
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	43
35	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	34
70	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	76
25	Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00	3.50	2/1/25	24
75	Ventas Realty LP (Diversified REITs), Callable 2/1/24 @ 100.00	3.75	5/1/24	73
40	Ventas Realty LP (Real Estate), Callable 10/15/28 @ 100.00	4.40	1/15/29	38
262	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40	3/22/41	207
95	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	93
85	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80	9/15/47	67
220	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)(b)	10/30/30	191
210	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)(b)	5/22/28	198
50	Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00	4.90 (SOFR + 210 bps)(b)	7/25/33	49
55	WestRock MWV LLC (Containers & Packaging)	8.20	1/15/30	64
55	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	63
	Total Corporate Bonds			10,582

	U.S. Treasury Obligations — 29.93%
15	U.S. Treasury Bond	1.13	5/15/40	10
8	U.S. Treasury Bond	1.13	8/15/40	5
125	U.S. Treasury Bond	1.25	5/15/50	73
145	U.S. Treasury Bond	1.38	8/15/50	87
133	U.S. Treasury Bond	1.38	11/15/40	91
140	U.S. Treasury Bond	1.63	11/15/50	90
100	U.S. Treasury Bond	1.75	8/15/41	72
148	U.S. Treasury Bond	1.88	11/15/51	101
156	U.S. Treasury Bond	1.88	2/15/51	107
140	U.S. Treasury Bond	1.88	2/15/41	105

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$106	U.S. Treasury Bond	2.00	2/15/50	$75
145	U.S. Treasury Bond	2.00	11/15/41	109
159	U.S. Treasury Bond	2.00	8/15/51	112
173	U.S. Treasury Bond	2.25	2/15/52	129
100	U.S. Treasury Bond	2.25	5/15/41	79
101	U.S. Treasury Bond	2.25	8/15/49	76
117	U.S. Treasury Bond	2.25	8/15/46	88
110	U.S. Treasury Bond	2.38	2/15/42	88
110	U.S. Treasury Bond	2.38	5/15/51	84
96	U.S. Treasury Bond	2.38	11/15/49	74
75	U.S. Treasury Bond	2.50	5/15/46	59
60	U.S. Treasury Bond	2.50	2/15/45	48
80	U.S. Treasury Bond	2.50	2/15/46	63
55	U.S. Treasury Bond	2.75	8/15/47	46
80	U.S. Treasury Bond	2.75	11/15/47	67
65	U.S. Treasury Bond	2.88	11/15/46	55
60	U.S. Treasury Bond	2.88	5/15/43	52
147	U.S. Treasury Bond	2.88	5/15/52	126
94	U.S. Treasury Bond	2.88	5/15/49	80
60	U.S. Treasury Bond	2.88	8/15/45	51
115	U.S. Treasury Bond	3.00	8/15/52	101
50	U.S. Treasury Bond	3.00	11/15/45	43
95	U.S. Treasury Bond	3.00	8/15/48	83
50	U.S. Treasury Bond	3.00	5/15/45	43
90	U.S. Treasury Bond	3.00	2/15/49	79
100	U.S. Treasury Bond	3.00	11/15/44	87
75	U.S. Treasury Bond	3.00	2/15/47	65
55	U.S. Treasury Bond	3.00	5/15/47	48
50	U.S. Treasury Bond	3.00	2/15/48	44
80	U.S. Treasury Bond	3.13	5/15/48	71
90	U.S. Treasury Bond	3.13	2/15/43	81
25	U.S. Treasury Bond	3.13	11/15/41	23
22	U.S. Treasury Bond	3.13	8/15/44	20
125	U.S. Treasury Bond	3.25	5/15/42	115
10	U.S. Treasury Bond	3.38	8/15/42	9
75	U.S. Treasury Bond	3.38	5/15/44	70
30	U.S. Treasury Bond	3.38	11/15/48	28
8	U.S. Treasury Bond	3.50	2/15/39	8
45	U.S. Treasury Bond	3.63	2/15/53	45
75	U.S. Treasury Bond	3.63	8/15/43	73
100	U.S. Treasury Bond	3.63	2/15/44	97
75	U.S. Treasury Bond	3.75	11/15/43	74
33	U.S. Treasury Bond	3.75	8/15/41	33
10	U.S. Treasury Bond	3.88	8/15/40	10
30	U.S. Treasury Bond	3.88	2/15/43	30
73	U.S. Treasury Bond	4.00	11/15/52	77
25	U.S. Treasury Bond	4.00	11/15/42	26
100	U.S. Treasury Bond	4.25	11/15/40	107
15	U.S. Treasury Bond	4.38	5/15/40	16
25	U.S. Treasury Bond	4.38	2/15/38	27
35	U.S. Treasury Bond	4.38	5/15/41	38
25	U.S. Treasury Bond	4.38	11/15/39	27
20	U.S. Treasury Bond	4.50	2/15/36	22
35	U.S. Treasury Bond	4.63	2/15/40	39
70	U.S. Treasury Bond	4.75	2/15/41	80
10	U.S. Treasury Bond	4.75	2/15/37	11
40	U.S. Treasury Bond	5.00	5/15/37	47
20	U.S. Treasury Bond	5.25	2/15/29	22
40	U.S. Treasury Bond	5.38	2/15/31	45
25	U.S. Treasury Bond	6.00	2/15/26	26
60	U.S. Treasury Bond	6.13	11/15/27	66
25	U.S. Treasury Bond	6.13	8/15/29	29
35	U.S. Treasury Bond	6.25	5/15/30	41
15	U.S. Treasury Bond	6.50	11/15/26	16
17	U.S. Treasury Bond	7.50	11/15/24	18
15	U.S. Treasury Bond	7.63	2/15/25	16
135	U.S. Treasury Note	0.25	9/30/25	124

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$125	U.S. Treasury Note	0.25	10/31/25	$114
85	U.S. Treasury Note	0.25	8/31/25	78
60	U.S. Treasury Note	0.25	7/31/25	55
45	U.S. Treasury Note	0.25	5/31/25	42
130	U.S. Treasury Note	0.25	6/15/24	124
125	U.S. Treasury Note	0.25	5/15/24	119
105	U.S. Treasury Note	0.38	8/15/24	99
35	U.S. Treasury Note	0.38	9/30/27	30
180	U.S. Treasury Note	0.38	9/15/24	170
60	U.S. Treasury Note	0.38	11/30/25	55
80	U.S. Treasury Note	0.38	4/30/25	74
25	U.S. Treasury Note	0.38	12/31/25	23
82	U.S. Treasury Note	0.38	1/31/26	74
115	U.S. Treasury Note	0.38	7/31/27	100
115	U.S. Treasury Note	0.38	7/15/24	109
105	U.S. Treasury Note	0.50	6/30/27	92
100	U.S. Treasury Note	0.50	8/31/27	87
130	U.S. Treasury Note	0.50	2/28/26	118
100	U.S. Treasury Note	0.50	10/31/27	87
5	U.S. Treasury Note	0.50	4/30/27	4
195	U.S. Treasury Note	0.63	5/15/30	160
5	U.S. Treasury Note	0.63	3/31/27	4
110	U.S. Treasury Note	0.63	10/15/24	104
250	U.S. Treasury Note	0.63	8/15/30	204
80	U.S. Treasury Note	0.63	12/31/27	70
140	U.S. Treasury Note	0.63	7/31/26	126
85	U.S. Treasury Note	0.63	11/30/27	74
145	U.S. Treasury Note	0.75	3/31/26	133
120	U.S. Treasury Note	0.75	1/31/28	105
125	U.S. Treasury Note	0.75	4/30/26	114
42	U.S. Treasury Note	0.75	8/31/26	38
150	U.S. Treasury Note	0.75	5/31/26	136
100	U.S. Treasury Note	0.75	11/15/24	95
60	U.S. Treasury Note	0.88	6/30/26	55
185	U.S. Treasury Note	0.88	11/15/30	153
145	U.S. Treasury Note	0.88	9/30/26	131
75	U.S. Treasury Note	1.00	7/31/28	66
135	U.S. Treasury Note	1.00	12/15/24	128
125	U.S. Treasury Note	1.13	8/31/28	110
135	U.S. Treasury Note	1.13	1/15/25	128
70	U.S. Treasury Note	1.13	2/28/25	66
155	U.S. Treasury Note	1.13	2/29/28	138
251	U.S. Treasury Note	1.13	2/15/31	212
10	U.S. Treasury Note	1.13	2/28/27	9
145	U.S. Treasury Note	1.13	10/31/26	132
65	U.S. Treasury Note	1.25	6/30/28	58
100	U.S. Treasury Note	1.25	5/31/28	89
145	U.S. Treasury Note	1.25	12/31/26	132
130	U.S. Treasury Note	1.25	4/30/28	116
120	U.S. Treasury Note	1.25	9/30/28	106
150	U.S. Treasury Note	1.25	11/30/26	137
130	U.S. Treasury Note	1.25	3/31/28	116
45	U.S. Treasury Note	1.25	8/31/24	43
270	U.S. Treasury Note	1.25	8/15/31	227
197	U.S. Treasury Note	1.38	11/15/31	166
115	U.S. Treasury Note	1.38	12/31/28	102
120	U.S. Treasury Note	1.38	10/31/28	106
85	U.S. Treasury Note	1.50	2/15/25	81
90	U.S. Treasury Note	1.50	11/30/24	86
30	U.S. Treasury Note	1.50	9/30/24	29
115	U.S. Treasury Note	1.50	11/30/28	103
140	U.S. Treasury Note	1.50	8/15/26	130
63	U.S. Treasury Note	1.50	2/15/30	55
185	U.S. Treasury Note	1.50	1/31/27	170
130	U.S. Treasury Note	1.63	5/15/26	122
130	U.S. Treasury Note	1.63	8/15/29	116
120	U.S. Treasury Note	1.63	2/15/26	113

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$70	U.S. Treasury Note	1.63	9/30/26	$65
195	U.S. Treasury Note	1.63	5/15/31	169
75	U.S. Treasury Note	1.75	3/15/25	72
90	U.S. Treasury Note	1.75	1/31/29	81
75	U.S. Treasury Note	1.75	6/30/24	73
20	U.S. Treasury Note	1.75	12/31/26	19
120	U.S. Treasury Note	1.75	11/15/29	108
88	U.S. Treasury Note	1.75	12/31/24	84
25	U.S. Treasury Note	1.88	6/30/26	24
85	U.S. Treasury Note	1.88	2/28/29	77
247	U.S. Treasury Note	1.88	2/15/32	218
180	U.S. Treasury Note	1.88	2/28/27	168
75	U.S. Treasury Note	1.88	7/31/26	71
20	U.S. Treasury Note	1.88	8/31/24	19
140	U.S. Treasury Note	2.00	8/15/25	134
160	U.S. Treasury Note	2.00	11/15/26	150
125	U.S. Treasury Note	2.00	5/31/24	121
170	U.S. Treasury Note	2.00	2/15/25	163
95	U.S. Treasury Note	2.00	6/30/24	92
70	U.S. Treasury Note	2.00	4/30/24	68
55	U.S. Treasury Note	2.13	7/31/24	53
100	U.S. Treasury Note	2.13	5/31/26	95
65	U.S. Treasury Note	2.13	9/30/24	63
85	U.S. Treasury Note	2.13	5/15/25	82
50	U.S. Treasury Note	2.13	11/30/24	48
55	U.S. Treasury Note	2.25	10/31/24	53
165	U.S. Treasury Note	2.25	2/15/27	156
160	U.S. Treasury Note	2.25	8/15/27	151
80	U.S. Treasury Note	2.25	3/31/26	77
95	U.S. Treasury Note	2.25	11/15/25	91
55	U.S. Treasury Note	2.25	12/31/24	53
150	U.S. Treasury Note	2.25	11/15/27	141
50	U.S. Treasury Note	2.25	4/30/24	49
150	U.S. Treasury Note	2.25	11/15/24	145
140	U.S. Treasury Note	2.38	5/15/27	133
120	U.S. Treasury Note	2.38	5/15/29	112
100	U.S. Treasury Note	2.38	8/15/24	97
85	U.S. Treasury Note	2.38	2/29/24	83
70	U.S. Treasury Note	2.38	3/31/29	65
80	U.S. Treasury Note	2.38	4/30/26	77
80	U.S. Treasury Note	2.50	5/31/24	78
105	U.S. Treasury Note	2.50	5/15/24	103
75	U.S. Treasury Note	2.50	4/30/24	73
60	U.S. Treasury Note	2.50	2/28/26	58
80	U.S. Treasury Note	2.50	3/31/27	76
75	U.S. Treasury Note	2.63	3/31/25	73
90	U.S. Treasury Note	2.63	12/31/25	87
165	U.S. Treasury Note	2.63	2/15/29	156
70	U.S. Treasury Note	2.63	4/15/25	68
85	U.S. Treasury Note	2.63	1/31/26	82
55	U.S. Treasury Note	2.63	7/31/29	52
45	U.S. Treasury Note	2.63	5/31/27	43
65	U.S. Treasury Note	2.75	5/15/25	63
75	U.S. Treasury Note	2.75	4/30/27	72
60	U.S. Treasury Note	2.75	5/31/29	57
105	U.S. Treasury Note	2.75	2/15/28	101
90	U.S. Treasury Note	2.75	2/28/25	88
85	U.S. Treasury Note	2.75	8/31/25	83
218	U.S. Treasury Note	2.75	8/15/32	205
66	U.S. Treasury Note	2.75	7/31/27	64
90	U.S. Treasury Note	2.75	6/30/25	88
90	U.S. Treasury Note	2.88	11/30/25	88
75	U.S. Treasury Note	2.88	7/31/25	73
65	U.S. Treasury Note	2.88	4/30/29	62
160	U.S. Treasury Note	2.88	5/15/28	154
90	U.S. Treasury Note	2.88	4/30/25	88
65	U.S. Treasury Note	2.88	6/15/25	63

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$238	U.S. Treasury Note	2.88	5/15/32	$227
125	U.S. Treasury Note	2.88	8/15/28	120
65	U.S. Treasury Note	3.00	7/31/24	64
85	U.S. Treasury Note	3.00	10/31/25	83
85	U.S. Treasury Note	3.00	9/30/25	83
65	U.S. Treasury Note	3.00	6/30/24	64
60	U.S. Treasury Note	3.00	7/15/25	59
60	U.S. Treasury Note	3.13	8/15/25	59
140	U.S. Treasury Note	3.13	11/15/28	136
55	U.S. Treasury Note	3.13	8/31/29	54
65	U.S. Treasury Note	3.13	8/31/27	64
70	U.S. Treasury Note	3.25	6/30/27	69
60	U.S. Treasury Note	3.25	6/30/29	59
65	U.S. Treasury Note	3.25	8/31/24	64
85	U.S. Treasury Note	3.50	9/15/25	84
90	U.S. Treasury Note	3.50	1/31/28	90
140	U.S. Treasury Note	3.50	2/15/33	140
70	U.S. Treasury Note	3.50	1/31/30	70
90	U.S. Treasury Note	3.63	3/31/28	90
70	U.S. Treasury Note	3.63	3/31/30	70
90	U.S. Treasury Note	3.88	11/30/27	91
75	U.S. Treasury Note	3.88	9/30/29	76
90	U.S. Treasury Note	3.88	12/31/27	91
75	U.S. Treasury Note	3.88	12/31/29	76
85	U.S. Treasury Note	3.88	3/31/25	85
75	U.S. Treasury Note	3.88	11/30/29	76
80	U.S. Treasury Note	3.88	1/15/26	80
75	U.S. Treasury Note	4.00	10/31/29	77
90	U.S. Treasury Note	4.00	2/29/28	92
70	U.S. Treasury Note	4.00	2/28/30	72
80	U.S. Treasury Note	4.00	2/15/26	80
85	U.S. Treasury Note	4.00	12/15/25	85
142	U.S. Treasury Note	4.13	11/15/32	149
90	U.S. Treasury Note	4.13	9/30/27	92
90	U.S. Treasury Note	4.13	10/31/27	92
85	U.S. Treasury Note	4.13	1/31/25	85
85	U.S. Treasury Note	4.25	10/15/25	86
85	U.S. Treasury Note	4.25	12/31/24	85
90	U.S. Treasury Note	4.25	9/30/24	90
90	U.S. Treasury Note	4.38	10/31/24	90
90	U.S. Treasury Note	4.50	11/30/24	90
85	U.S. Treasury Note	4.50	11/15/25	86
85	U.S. Treasury Note	4.63	2/28/25	86
80	U.S. Treasury Note	4.63	3/15/26	82
	Total U.S. Treasury Obligations			21,291

	Yankee Dollars — 1.80%
45	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	49
35	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00	9/30/43	35
64	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	80
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05	7/15/25	159
40	Canadian Pacific Railway Co. (Ground Transportation), Callable 12/5/29 @ 100.00	2.05	3/5/30	34
40	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	6/15/30	49
90	Diageo Capital PLC (Financial Services)	5.88	9/30/36	98
80	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40	8/1/51	56
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	108
125	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	127
85	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	95
14	LYB International Finance BV (Chemicals)	4.00	7/15/23	14
40	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95	5/13/30	35
60	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	75
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13	5/11/35	86

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$35	Telefonica Emisiones SA (Diversified Telecommunication Services)	7.05		6/20/36	$38
70	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	61
25	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	25
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	58
	Total Yankee Dollars				1,282

	Exchange-Traded Fund — 26.65%
396,500	Vanguard Short-Term Inflation-Protected Securities ETF				18,961
	Total Exchange-Traded Fund				18,961

	Investment Companies — 12.63%
209,706	State Street Institutional Treasury Money Market Fund, Premier Class	4.53	(c)		210
8,775,101	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(c)		8,775
	Total Investment Companies				8,985

	Total Investments (cost $75,829) — 100.67%				71,630
	Liabilities in excess of other assets — (0.67)%				(476)
	Net Assets — 100.00%				$71,154

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2023.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2023.
(c)	Annualized 7-day yield as of period-end.

bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Asset Backed Securities	-	0.12%	-	-	0.12%
Collateralized Mortgage Obligations	-	0.88%	-	-	0.88%
U.S. Government Agency Mortgages	-	12.96%	-	-	12.96%
U.S. Government Agency Securities	-	0.83%	-	-	0.83%
Corporate Bonds	14.87%	-	-	-	14.87%
U.S. Treasury Obligations	-	29.93%	-	-	29.93%
Yankee Dollars	1.80%	-	-	-	1.80%
Exchange Traded Fund	-	-	26.65%	-	26.65%
Investment Companies	0.30%	1.10%	-	11.23%	12.63%
Other Assets (Liabilities)	0.16%	-0.84%	0.02%	-0.01%	-0.67%
Total Net Assets	17.13%	44.98%	26.67%	11.22%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Financial Services) (a)(b)			$–
	Total Common Stock			–

	Investment Companies — 104.56%
129,168	Apollo Senior Floating Rate Fund, Inc.			1,631
111,376	Apollo Tactical Income Fund, Inc.			1,350
39,476	Barings Global Short Duration High Yield Fund			509
282,886	BlackRock Debt Strategies Fund, Inc.			2,690
239,000	BlackRock Floating Rate Income Strategies Fund, Inc.			2,796
256,758	BlackRock Floating Rate Income Trust			2,878
374,047	Blackstone Strategic Credit Term Fund			3,985
138,569	DoubleLine Yield Opportunities Fund			1,939
1,177,000	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	4.66	(c)	1,177
87,240	First Trust High Income Long/Short Fund			990
270,405	First Trust High Yield Opportunities 2027 Term Fund			3,775
373,586	First Trust Senior Floating Rate Income Fund II			3,717
685,618	Nuveen Credit Strategies Income Fund			3,504
438,230	Nuveen Floating Rate Income Opportunity Fund			3,515
341,503	PGIM Global High Yield Fund, Inc.			3,746
324,067	PGIM High Yield Bond Fund, Inc.			3,954
258,115	PGIM Short Duration High Yield Opportunities Fund			3,825
10,200	PIMCO Access Income Fund			151
174,732,951	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(c)	174,733
1,506,095	State Street Institutional U.S. Government Money Market Fund, Administrative Class	4.45	(c)	1,506
296,034	Western Asset Diversified Income Fund			3,937
310,578	Western Asset High Income Opportunity Fund, Inc.			1,183
	Total Investment Companies			227,491

	Total Investments (cost $228,730) — 104.56%			227,491
	Liabilities in excess of other assets — (4.56)%			(9,913)
	Net Assets — 100.00%			$217,578

Amounts designated as "—" are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Escrow security due to bankruptcy.
(b)	Security was valued using significant unobservable inputs as of March 31, 2023.
(c)	Annualized 7-day yield as of period-end.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Corporate Opportunities Portfolio	City of London Investment Management Company, Limited	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stock	-	-	0.00%	0.00%
Investment Companies	23.71%	80.84%	0.01%	104.56%
Other Assets (Liabilities)	0.04%	-4.62%	0.02%	-4.56%
Total Net Assets	23.75%	76.22%	0.03%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5 Year US Treasury Note Future	905	7/6/23	$99,104	$1,923
E-Mini S&P 500 Future	321	6/16/23	66,411	2,934
			$165,515	$4,857

	Total Unrealized Appreciation			$4,857
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$4,857

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 1.27%
$200	Fannie Mae	0.38	8/25/25	$183
400	Fannie Mae	0.50	11/7/25	366
650	Fannie Mae	0.50	6/17/25	601
150	Fannie Mae	0.63	4/22/25	140
550	Fannie Mae	0.75	10/8/27	482
200	Fannie Mae	0.88	8/5/30	163
100	Fannie Mae, Callable 6/18/23 @ 100.00	0.88	12/18/26	89
125	Fannie Mae	1.75	7/2/24	121
100	Fannie Mae	1.88	9/24/26	94
150	Fannie Mae	2.13	4/24/26	142
250	Fannie Mae	2.63	9/6/24	244
95	Fannie Mae	6.25	5/15/29	107
160	Fannie Mae	6.63	11/15/30	189
180	Fannie Mae	7.25	5/15/30	218
300	Federal Farm Credit Bank	0.25	2/26/24	288
500	Federal Farm Credit Bank	0.50	12/1/23	486
500	Federal Farm Credit Bank	0.88	11/18/24	473
250	Federal Farm Credit Bank	1.13	1/6/25	237
75	Federal Farm Credit Bank, Callable 4/17/23 @ 100.00	1.24	12/23/30	60
250	Federal Farm Credit Bank	1.75	2/14/25	239
750	Federal Farm Credit Bank	2.63	5/16/24	733
125	Federal Farm Credit Bank	3.38	8/26/24	123
200	Federal Farm Credit Bank	4.25	9/26/24	199
700	Federal Home Loan Bank	0.50	4/14/25	650
100	Federal Home Loan Bank	1.25	12/21/26	91
450	Federal Home Loan Bank	2.75	6/28/24	440
150	Federal Home Loan Bank	2.88	9/13/24	147
250	Federal Home Loan Bank	3.25	3/8/24	246
600	Federal Home Loan Bank	3.25	11/16/28	584
300	Federal Home Loan Bank	3.25	6/9/28	292
250	Federal Home Loan Bank	4.63	12/13/24	251
165	Federal Home Loan Bank	5.50	7/15/36	189
300	Freddie Mac	0.25	12/4/23	291
500	Freddie Mac	0.38	9/23/25	457
400	Freddie Mac	0.38	7/21/25	368
100	Freddie Mac, Callable 4/27/23 @ 100.00	0.80	10/27/26	89
350	Freddie Mac	1.50	2/12/25	333
250	Freddie Mac	6.25	7/15/32	296
180	Freddie Mac	6.75	3/15/31	215
110	Tennessee Valley Authority, Series B	4.70	7/15/33	114
85	Tennessee Valley Authority	5.25	9/15/39	91
200	Tennessee Valley Authority	5.38	4/1/56	226
100	Tennessee Valley Authority	5.88	4/1/36	115
190	Tennessee Valley Authority	6.15	1/15/38	223
	Total U.S. Government Agency Securities			11,685

	U.S. Treasury Obligations — 44.04%
2,625	U.S. Treasury Bond	1.13	8/15/40	1,733
1,500	U.S. Treasury Bond	1.13	5/15/40	998
2,610	U.S. Treasury Bond	1.25	5/15/50	1,517
2,580	U.S. Treasury Bond	1.38	8/15/50	1,549
1,965	U.S. Treasury Bond	1.38	11/15/40	1,351
2,820	U.S. Treasury Bond	1.63	11/15/50	1,809
2,625	U.S. Treasury Bond	1.75	8/15/41	1,899
2,695	U.S. Treasury Bond	1.88	2/15/51	1,840
2,670	U.S. Treasury Bond	1.88	11/15/51	1,818
2,140	U.S. Treasury Bond	1.88	2/15/41	1,599
1,370	U.S. Treasury Bond	2.00	2/15/50	971
4,710	U.S. Treasury Bond	2.00	8/15/51	3,312
3,320	U.S. Treasury Bond	2.00	11/15/41	2,502
1,260	U.S. Treasury Bond	2.25	8/15/46	950
1,250	U.S. Treasury Bond	2.25	8/15/49	939
1,750	U.S. Treasury Bond	2.25	5/15/41	1,389
1,985	U.S. Treasury Bond	2.25	2/15/52	1,480
3,000	U.S. Treasury Bond	2.38	11/15/49	2,317

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$3,860	U.S. Treasury Bond	2.38	5/15/51	$2,963
1,880	U.S. Treasury Bond	2.38	2/15/42	1,511
2,015	U.S. Treasury Bond	2.50	2/15/45	1,605
800	U.S. Treasury Bond	2.50	5/15/46	635
1,135	U.S. Treasury Bond	2.50	2/15/46	900
1,110	U.S. Treasury Bond	2.75	8/15/47	922
2,320	U.S. Treasury Bond	2.75	11/15/47	1,930
450	U.S. Treasury Bond	2.75	8/15/42	382
705	U.S. Treasury Bond	2.75	11/15/42	597
731	U.S. Treasury Bond	2.88	5/15/43	631
780	U.S. Treasury Bond	2.88	8/15/45	664
955	U.S. Treasury Bond	2.88	11/15/46	813
2,000	U.S. Treasury Bond	2.88	5/15/49	1,710
1,895	U.S. Treasury Bond	2.88	5/15/52	1,621
1,015	U.S. Treasury Bond	3.00	11/15/44	885
1,125	U.S. Treasury Bond	3.00	5/15/42	998
1,460	U.S. Treasury Bond	3.00	8/15/52	1,283
1,460	U.S. Treasury Bond	3.00	8/15/48	1,274
1,645	U.S. Treasury Bond	3.00	2/15/49	1,439
1,370	U.S. Treasury Bond	3.00	2/15/48	1,195
1,010	U.S. Treasury Bond	3.00	5/15/45	879
1,075	U.S. Treasury Bond	3.00	5/15/47	935
440	U.S. Treasury Bond	3.00	2/15/47	383
670	U.S. Treasury Bond	3.00	11/15/45	582
1,030	U.S. Treasury Bond	3.13	5/15/48	919
1,000	U.S. Treasury Bond	3.13	2/15/42	907
1,230	U.S. Treasury Bond	3.13	8/15/44	1,096
1,000	U.S. Treasury Bond	3.13	11/15/41	911
1,127	U.S. Treasury Bond	3.13	2/15/43	1,012
850	U.S. Treasury Bond	3.25	5/15/42	784
2,900	U.S. Treasury Bond	3.38	11/15/48	2,712
1,130	U.S. Treasury Bond	3.38	5/15/44	1,050
1,315	U.S. Treasury Bond	3.38	8/15/42	1,234
40	U.S. Treasury Bond	3.50	2/15/39	39
970	U.S. Treasury Bond	3.63	8/15/43	940
925	U.S. Treasury Bond	3.63	2/15/53	918
1,030	U.S. Treasury Bond	3.63	2/15/44	995
645	U.S. Treasury Bond	3.75	11/15/43	636
225	U.S. Treasury Bond	3.88	8/15/40	230
925	U.S. Treasury Bond	4.00	11/15/52	982
550	U.S. Treasury Bond	4.25	11/15/40	590
30	U.S. Treasury Bond	4.25	5/15/39	32
163	U.S. Treasury Bond	4.38	5/15/40	178
530	U.S. Treasury Bond	4.38	2/15/38	580
855	U.S. Treasury Bond	4.38	11/15/39	933
551	U.S. Treasury Bond	4.38	5/15/41	599
255	U.S. Treasury Bond	4.50	5/15/38	282
400	U.S. Treasury Bond	4.50	2/15/36	444
1,150	U.S. Treasury Bond	4.50	8/15/39	1,276
673	U.S. Treasury Bond	4.63	2/15/40	757
70	U.S. Treasury Bond	4.75	2/15/37	80
1,500	U.S. Treasury Bond	4.75	2/15/41	1,707
235	U.S. Treasury Bond	5.00	5/15/37	274
282	U.S. Treasury Bond	5.25	11/15/28	305
425	U.S. Treasury Bond	5.25	2/15/29	459
849	U.S. Treasury Bond	5.38	2/15/31	953
400	U.S. Treasury Bond	5.50	8/15/28	435
85	U.S. Treasury Bond	6.00	2/15/26	90
265	U.S. Treasury Bond	6.13	11/15/27	292
280	U.S. Treasury Bond	6.13	8/15/29	319
1,090	U.S. Treasury Bond	6.25	5/15/30	1,272
100	U.S. Treasury Bond	6.38	8/15/27	110
218	U.S. Treasury Bond	6.50	11/15/26	237
1,000	U.S. Treasury Bond	6.63	2/15/27	1,098
200	U.S. Treasury Bond	6.75	8/15/26	218
300	U.S. Treasury Bond	6.88	8/15/25	319
295	U.S. Treasury Bond	7.63	2/15/25	313

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$820	U.S. Treasury Note	0.25	8/31/25	$751
2,680	U.S. Treasury Note	0.25	10/31/25	2,443
2,955	U.S. Treasury Note	0.25	6/15/24	2,809
1,175	U.S. Treasury Note	0.25	7/31/25	1,079
690	U.S. Treasury Note	0.25	6/30/25	636
1,990	U.S. Treasury Note	0.25	9/30/25	1,821
570	U.S. Treasury Note	0.25	5/31/25	526
3,130	U.S. Treasury Note	0.38	9/15/24	2,957
1,895	U.S. Treasury Note	0.38	12/31/25	1,727
2,265	U.S. Treasury Note	0.38	8/15/24	2,145
2,075	U.S. Treasury Note	0.38	7/31/27	1,802
2,595	U.S. Treasury Note	0.38	7/15/24	2,464
860	U.S. Treasury Note	0.38	4/30/25	798
3,415	U.S. Treasury Note	0.38	9/30/27	2,952
1,500	U.S. Treasury Note	0.38	11/30/25	1,368
1,400	U.S. Treasury Note	0.38	1/31/26	1,271
2,600	U.S. Treasury Note	0.50	5/31/27	2,281
2,425	U.S. Treasury Note	0.50	10/31/27	2,104
1,885	U.S. Treasury Note	0.50	4/30/27	1,660
3,090	U.S. Treasury Note	0.50	8/31/27	2,693
2,175	U.S. Treasury Note	0.50	2/28/26	1,977
1,900	U.S. Treasury Note	0.50	6/30/27	1,664
1,905	U.S. Treasury Note	0.50	3/31/25	1,776
3,895	U.S. Treasury Note	0.63	8/15/30	3,174
2,800	U.S. Treasury Note	0.63	12/31/27	2,435
1,635	U.S. Treasury Note	0.63	7/31/26	1,475
2,720	U.S. Treasury Note	0.63	5/15/30	2,227
1,575	U.S. Treasury Note	0.63	3/31/27	1,397
2,305	U.S. Treasury Note	0.63	10/15/24	2,180
2,885	U.S. Treasury Note	0.63	11/30/27	2,515
4,025	U.S. Treasury Note	0.75	1/31/28	3,515
3,690	U.S. Treasury Note	0.75	4/30/26	3,364
3,090	U.S. Treasury Note	0.75	3/31/26	2,827
1,845	U.S. Treasury Note	0.75	8/31/26	1,667
2,960	U.S. Treasury Note	0.75	11/15/24	2,798
3,200	U.S. Treasury Note	0.75	5/31/26	2,911
1,910	U.S. Treasury Note	0.88	9/30/26	1,730
4,830	U.S. Treasury Note	0.88	11/15/30	3,997
2,295	U.S. Treasury Note	0.88	6/30/26	2,093
2,565	U.S. Treasury Note	1.00	7/31/28	2,242
2,975	U.S. Treasury Note	1.00	12/15/24	2,819
2,465	U.S. Treasury Note	1.13	2/29/28	2,188
650	U.S. Treasury Note	1.13	2/28/27	590
2,135	U.S. Treasury Note	1.13	2/28/25	2,018
2,780	U.S. Treasury Note	1.13	1/15/25	2,634
5,490	U.S. Treasury Note	1.13	2/15/31	4,621
3,775	U.S. Treasury Note	1.13	10/31/26	3,444
2,550	U.S. Treasury Note	1.13	8/31/28	2,239
1,895	U.S. Treasury Note	1.25	4/30/28	1,687
3,195	U.S. Treasury Note	1.25	11/30/26	2,922
2,970	U.S. Treasury Note	1.25	9/30/28	2,621
1,435	U.S. Treasury Note	1.25	3/31/28	1,280
1,960	U.S. Treasury Note	1.25	5/31/28	1,743
5,385	U.S. Treasury Note	1.25	8/15/31	4,516
1,625	U.S. Treasury Note	1.25	6/30/28	1,442
2,000	U.S. Treasury Note	1.25	12/31/26	1,827
1,515	U.S. Treasury Note	1.25	8/31/24	1,451
1,205	U.S. Treasury Note	1.38	1/31/25	1,147
3,775	U.S. Treasury Note	1.38	10/31/28	3,349
2,000	U.S. Treasury Note	1.38	12/31/28	1,771
450	U.S. Treasury Note	1.38	8/31/26	415
4,500	U.S. Treasury Note	1.38	11/15/31	3,798
1,000	U.S. Treasury Note	1.50	8/15/26	928
1,915	U.S. Treasury Note	1.50	2/15/30	1,679
3,370	U.S. Treasury Note	1.50	2/15/25	3,210
3,750	U.S. Treasury Note	1.50	11/30/28	3,345
2,400	U.S. Treasury Note	1.50	11/30/24	2,295

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,485	U.S. Treasury Note	1.50	9/30/24	$1,424
4,105	U.S. Treasury Note	1.50	1/31/27	3,779
370	U.S. Treasury Note	1.50	10/31/24	354
4,455	U.S. Treasury Note	1.63	5/15/31	3,872
1,000	U.S. Treasury Note	1.63	10/31/26	929
1,230	U.S. Treasury Note	1.63	8/15/29	1,097
600	U.S. Treasury Note	1.63	9/30/26	558
1,400	U.S. Treasury Note	1.63	2/15/26	1,316
3,500	U.S. Treasury Note	1.63	5/15/26	3,276
945	U.S. Treasury Note	1.63	11/30/26	877
1,075	U.S. Treasury Note	1.75	1/31/29	970
1,100	U.S. Treasury Note	1.75	12/31/26	1,024
1,160	U.S. Treasury Note	1.75	12/31/24	1,113
2,105	U.S. Treasury Note	1.75	11/15/29	1,890
1,245	U.S. Treasury Note	1.75	7/31/24	1,202
1,095	U.S. Treasury Note	1.75	3/15/25	1,047
2,025	U.S. Treasury Note	1.75	6/30/24	1,959
3,100	U.S. Treasury Note	1.88	2/15/32	2,720
2,000	U.S. Treasury Note	1.88	2/28/29	1,817
1,650	U.S. Treasury Note	1.88	2/28/27	1,539
475	U.S. Treasury Note	1.88	6/30/26	447
2,390	U.S. Treasury Note	1.88	7/31/26	2,248
990	U.S. Treasury Note	1.88	8/31/24	956
1,825	U.S. Treasury Note	2.00	8/15/25	1,746
2,971	U.S. Treasury Note	2.00	2/15/25	2,856
2,710	U.S. Treasury Note	2.00	5/31/24	2,633
1,450	U.S. Treasury Note	2.00	6/30/24	1,407
2,885	U.S. Treasury Note	2.00	11/15/26	2,713
2,985	U.S. Treasury Note	2.13	5/15/25	2,869
1,750	U.S. Treasury Note	2.13	5/31/26	1,663
1,065	U.S. Treasury Note	2.13	9/30/24	1,031
1,340	U.S. Treasury Note	2.13	7/31/24	1,300
200	U.S. Treasury Note	2.13	3/31/24	195
445	U.S. Treasury Note	2.13	11/30/24	430
1,675	U.S. Treasury Note	2.25	11/15/25	1,607
2,575	U.S. Treasury Note	2.25	8/15/27	2,429
1,955	U.S. Treasury Note	2.25	11/15/24	1,893
790	U.S. Treasury Note	2.25	10/31/24	766
795	U.S. Treasury Note	2.25	12/31/24	769
2,500	U.S. Treasury Note	2.25	3/31/26	2,391
2,700	U.S. Treasury Note	2.25	4/30/24	2,633
1,785	U.S. Treasury Note	2.25	2/15/27	1,691
1,775	U.S. Treasury Note	2.25	11/15/27	1,670
2,510	U.S. Treasury Note	2.38	5/15/27	2,384
340	U.S. Treasury Note	2.38	4/30/26	326
3,775	U.S. Treasury Note	2.38	8/15/24	3,674
2,000	U.S. Treasury Note	2.38	3/31/29	1,867
2,065	U.S. Treasury Note	2.38	5/15/29	1,926
2,670	U.S. Treasury Note	2.50	5/31/24	2,609
2,900	U.S. Treasury Note	2.50	4/30/24	2,835
2,000	U.S. Treasury Note	2.50	3/31/27	1,910
1,020	U.S. Treasury Note	2.50	1/31/25	990
3,415	U.S. Treasury Note	2.50	5/15/24	3,339
1,120	U.S. Treasury Note	2.63	4/15/25	1,088
955	U.S. Treasury Note	2.63	3/31/25	929
1,250	U.S. Treasury Note	2.63	5/31/27	1,199
1,055	U.S. Treasury Note	2.63	1/31/26	1,020
1,205	U.S. Treasury Note	2.63	12/31/25	1,166
1,785	U.S. Treasury Note	2.63	2/15/29	1,692
615	U.S. Treasury Note	2.63	7/31/29	582
4,835	U.S. Treasury Note	2.75	8/15/32	4,548
2,825	U.S. Treasury Note	2.75	2/15/28	2,713
2,500	U.S. Treasury Note	2.75	2/28/25	2,438
3,000	U.S. Treasury Note	2.75	5/31/29	2,859
780	U.S. Treasury Note	2.75	8/31/25	759
750	U.S. Treasury Note	2.75	4/30/27	723
1,525	U.S. Treasury Note	2.75	5/15/25	1,485

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,005	U.S. Treasury Note	2.88		6/15/25	$1,957
2,995	U.S. Treasury Note	2.88		5/15/28	2,889
3,380	U.S. Treasury Note	2.88		8/15/28	3,255
3,610	U.S. Treasury Note	2.88		5/15/32	3,435
505	U.S. Treasury Note	2.88		5/31/25	493
800	U.S. Treasury Note	2.88		11/30/25	780
3,000	U.S. Treasury Note	2.88		4/30/29	2,880
540	U.S. Treasury Note	2.88		7/31/25	527
2,000	U.S. Treasury Note	3.00		6/30/24	1,964
2,585	U.S. Treasury Note	3.00		7/15/25	2,529
275	U.S. Treasury Note	3.00		7/31/24	270
995	U.S. Treasury Note	3.00		9/30/25	973
880	U.S. Treasury Note	3.00		10/31/25	860
1,930	U.S. Treasury Note	3.13		8/15/25	1,894
3,380	U.S. Treasury Note	3.13		11/15/28	3,294
2,200	U.S. Treasury Note	3.25		6/30/27	2,162
1,700	U.S. Treasury Note	3.25		6/30/29	1,667
1,905	U.S. Treasury Note	3.50		9/15/25	1,887
1,245	U.S. Treasury Note	3.50		1/31/30	1,240
2,395	U.S. Treasury Note	3.50		2/15/33	2,399
2,200	U.S. Treasury Note	3.50		1/31/28	2,189
1,325	U.S. Treasury Note	3.88		12/31/29	1,349
1,740	U.S. Treasury Note	3.88		1/15/26	1,741
265	U.S. Treasury Note	3.88		11/30/29	270
1,725	U.S. Treasury Note	4.00		12/15/25	1,731
1,900	U.S. Treasury Note	4.00		2/15/26	1,908
3,220	U.S. Treasury Note	4.13		11/15/32	3,384
1,835	U.S. Treasury Note	4.25		10/15/25	1,849
1,765	U.S. Treasury Note	4.50		11/15/25	1,791
1,555	U.S. Treasury Note	4.63		3/15/26	1,590
	Total U.S. Treasury Obligations				403,781

	Yankee Dollar — 0.01%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	115
	Total Yankee Dollar				115

	Exchange-Traded Fund — 53.21%
10,202,500	Vanguard Short-Term Inflation-Protected Securities ETF				487,884
	Total Exchange-Traded Fund				487,884

	Investment Company — 1.00%
9,200,000	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(a)		9,200
	Total Investment Company				9,200

	Total Investments (cost $951,594) — 99.53%				912,665
	Other assets in excess of liabilities — 0.47%				4,279
	Net Assets — 100.00%				$916,944

(a)	Annualized 7-day yield as of period-end.

ETF—Exchange-Traded Fund

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total
U.S. Government Agency Securities	1.27%	-	1.27%
U.S. Treasury Obligations	44.04%	-	44.04%
Yankee Dollar	0.01%	-	0.01%
Exchange-Traded Fund	-	53.21%	53.21%
Investment Company	-	1.00%	1.00%
Other Assets (Liabilities)	0.28%	0.19%	0.47%
Total Net Assets	45.60%	54.40%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2023.

Futures Contracts Purchased*

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
10 Year US Treasury Note Future	91	6/21/23	$10,458	$273
			$10,458	$273

	Total Unrealized Appreciation			$273
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$273

*	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 75.63%
$2,694	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	$2,461
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	418
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	132
1,500	American Express Co. (Consumer Finance), Callable 7/1/25 @ 100.00	3.95		8/1/25	1,471
1,935	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	1,517
1,285	Amgen, Inc. (Biotechnology), Callable 6/18/29 @ 100.00	4.05		8/18/29	1,241
135	Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00	4.66		6/15/51	123
1,790	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	1,748
1,880	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	4.95		1/15/42	1,858
600	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	558
2,465	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	2,467
2,519	AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00	3.55		9/15/55	1,800
2,250	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/28 @ 100.00	4.35		3/1/29	2,200
875	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	753
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	221
1,145	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	981
5,200	Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00	2.69 (SOFR + 132 bps)	(a)	4/22/32	4,334
5,225	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97 (US0003M + 121 bps)	(a)	2/7/30	4,894
1,665	Berkshire Hathaway Energy Co. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,486
265	BP Capital Markets America, Inc. (Financial Services), Callable 8/24/49 @ 100.00	3.00		2/24/50	186
1,245	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	1,128
2,705	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38		3/15/31	2,174
1,305	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,236
705	Bunge Ltd. Finance Corp. (Food Products), Callable 2/14/31 @ 100.00	2.75		5/14/31	599
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)	(a)	1/28/26	468
3,000	Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00	5.47 (SOFR + 208 bps)	(a)	2/1/29	2,923
3,930	Charter Communications Operating LLC/Charter Communications Operating Capital (Media), Callable 12/30/28 @ 100.00	5.05		3/30/29	3,791
310	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	339
2,040	Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00	3.79 (SOFR + 194 bps)	(a)	3/17/33	1,824
650	Citigroup, Inc. (Banks), Callable 4/23/28 @ 100.00	4.08 (US0003M + 119 bps)	(a)	4/23/29	616
3,000	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41 (SOFR + 391 bps)	(a)	3/31/31	2,837
1,244	Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50		3/15/27	1,194
849	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90		3/1/38	761
655	Comcast Corp. (Media), Callable 5/1/49 @ 100.00	4.00		11/1/49	550
295	Comcast Corp. (Media)	4.65		7/15/42	280
2,185	Comcast Corp. (Media)	4.75		3/1/44	2,046
175	Consolidated Edison Co. of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	196
2,195	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	2,007
2,050	CSX Corp. (Ground Transportation)	6.22		4/30/40	2,282
822	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	806
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	2,293
445	CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00	5.13		7/20/45	420
1,230	Dell International LLC/EMC Corp. (Technology Hardware & Semiconductors), Callable 8/1/26 @ 100.00	4.90		10/1/26	1,222
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,489

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	$320
1,958	Digital Realty Trust LP (Diversified REITs), Callable 4/15/28 @ 100.00	4.45		7/15/28	1,831
805	Eastern Energy Gas Holdings LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	715
1,830	Eastern Energy Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	1,776
685	EIDP, Inc. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	585
735	Elevance Health, Inc. (Health Care Providers & Services)	4.65		1/15/43	688
800	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	791
1,625	Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,361
2,497	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,301
1,876	FedEx Corp., Series 2020-1, Class - AA (Air Freight & Logistics)	1.88		2/20/34	1,553
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	1,184
428	General Motors Co. (Automobile Components), Callable 7/1/27 @ 100.00	4.20		10/1/27	409
3,495	General Motors Co. (Automobile Components), Callable 9/1/25 @ 100.00	6.13		10/1/25	3,548
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,076
1,890	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,885
1,512	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	1,200
1,555	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/5/29 @ 100.00	4.00		8/5/29	1,510
1,300	International Business Machines Corp. (IT Services)	3.00		5/15/24	1,276
765	International Business Machines Corp. (IT Services)	4.00		6/20/42	647
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	825
3,018	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(a)	5/6/30	2,807
5,900	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01 (US0003M + 112 bps)	(a)	4/23/29	5,638
2,105	JPMorgan Chase & Co. (Banks), Callable 7/25/32 @ 100.00	4.91 (SOFR + 208 bps)	(a)	7/25/33	2,092
1,665	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	1,578
2,000	Lincoln National Corp. (Insurance), Callable 12/1/27 @ 100.00	3.80		3/1/28	1,807
1,365	Lincoln National Corp. (Insurance)	7.00		6/15/40	1,418
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	600
200	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	177
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	747
1,355	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	1,302
1,275	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 2/15/28 @ 100.00	2.45		4/15/28	1,114
810	Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 1/15/31 @ 100.00	2.95		4/15/31	667
3,589	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable 5/11/23 @ 102.13	4.25		9/1/25	3,532
2,055	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	1,540
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	871
5,250	Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00	1.51 (SOFR + 86 bps)	(a)	7/20/27	4,661
5,085	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(a)	1/23/30	4,874
1,580	National Retail Properties, Inc. (Diversified REITs), Callable 1/15/30 @ 100.00	2.50		4/15/30	1,315
1,615	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 12/15/29 @ 100.00	2.40		3/15/30	1,388
563	National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable 7/15/32 @ 100.00	5.80		1/15/33	600
450	Netflix, Inc. (Entertainment)	5.88		2/15/25	459
1,000	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 3/1/30 @ 100.00	2.25		6/1/30	840
760	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @ 100.00	5.25		2/28/53	748

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,210	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	$1,065
205	Northrop Grumman Corp. (Aerospace & Defense), Callable 2/1/30 @ 100.00	4.40		5/1/30	203
1,056	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	1,084
955	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	866
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	2,328
1,460	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	1,146
3,175	Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00	5.38		1/1/26	3,159
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	1,020
400	Pfizer, Inc. (Pharmaceuticals)	4.30		6/15/43	375
2,640	Philip Morris International, Inc. (Tobacco), Callable 5/11/25 @ 100.00	3.38		8/11/25	2,561
1,435	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	1,246
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	1,356
2,534	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	2,607
1,095	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	985
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	168
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	217
674	Raytheon Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	637
809	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00	1.30		8/15/25	744
610	Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00	2.15		8/15/30	511
2,501	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	2,225
865	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/29 @ 100.00	2.95		9/15/29	774
930	Sabra Health Care LP (Diversified REITs), Callable 9/1/31 @ 100.00	3.20		12/1/31	679
959	Sabra Health Care, LP (Diversified REITs), Callable 5/15/26 @ 100.00	5.13		8/15/26	900
330	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	316
920	Southern Co. Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	780
1,095	Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00	5.13		6/15/27	1,093
1,850	TCI Communications, Inc. (Media)	7.88		2/15/26	2,011
7,890	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(a)	6/5/28	7,451
345	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	323
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	1,269
2	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	2
1,065	The Interpublic Group of Cos., Inc. (Media) ^	4.20		4/15/24	1,053
575	The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00	5.40		10/1/48	555
901	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	1,011
475	The Travelers Cos., Inc. (Insurance)	5.35		11/1/40	495
1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	1,439
720	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/21/23 @ 101.13	2.25		2/15/26	670
255	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @ 100.00	5.65		1/15/53	261
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	527
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	128
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	777
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	887
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,300
475	Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00	3.50		2/1/25	456
670	Ventas Realty LP (Diversified REITs), Callable 2/1/24 @ 100.00	3.75		5/1/24	653
945	Ventas Realty LP (Real Estate), Callable 10/15/28 @ 100.00	4.40		1/15/29	893
4,580	Verizon Communications, Inc. (Diversified Telecommunication Services), Callable 9/22/40 @ 100.00	3.40		3/22/41	3,625
1,870	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	1,840
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	495
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	741

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued)  — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$5,380	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(a)	10/30/30	$4,665
2,190	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(a)	5/22/28	2,065
610	Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00	4.90 (SOFR + 210 bps)	(a)	7/25/33	594
340	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	397
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	3,019
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,319
	Total Corporate Bonds				200,552

	Yankee Dollars — 8.67%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	918
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	653
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,552
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	824
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,394
665	Canadian Pacific Railway Co. (Ground Transportation), Callable 12/5/29 @ 100.00	2.05		3/5/30	561
836	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75		6/15/30	1,019
1,010	Diageo Capital PLC (Financial Services)	5.88		9/30/36	1,098
1,365	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00	3.40		8/1/51	956
1	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	1
560	Equinor ASA (Oil, Gas & Consumable Fuels)	3.95		5/15/43	495
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	849
2,225	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	2,259
1,655	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,846
1,012	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	883
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,427
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	855
910	Shell International Finance BV (Financial Services)	4.55		8/12/43	863
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	739
1,670	The Toronto-Dominion Bank (Banks)	3.20		3/10/32	1,462
475	Vodafone Group PLC (Wireless Telecommunication Services)	4.13		5/30/25	470
826	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	877
	Total Yankee Dollars				23,001

	Exchange-Traded Fund — 14.53%
505,400	Vanguard Short-Term Corporate Bond ETF				38,527
	Total Exchange-Traded Fund				38,527

	Investment Companies — 3.25%
15,125	Federated Hermes Treasury Obligations Fund, Institutional Shares^^	4.66	(b)		15
1,792,562	State Street Institutional Treasury Money Market Fund, Premier Class	4.53	(b)		1,793
6,809,377	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(b)		6,809
	Total Investment Companies				8,617

	Total Investments (cost $295,625) — 102.08%				270,697

	Liabilities in excess of other assets — (2.08)%				(5,513)
	Net Assets — 100.00%				$265,184

^	All or part of this security was on loan as of March 31, 2023.
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2023.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2023.
(b)	Annualized 7-day yield as of period-end.

bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded)  — March 31, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	Parametric Portfolio Associates	HC Capital Solutions	Total
Corporate Bonds	75.63%	-	-	75.63%
Yankee Dollars	8.67%	-	-	8.67%
Exchange-Traded Funds	-	14.53%	-	14.53%
Investment Companies	3.25%	-	0.00%	3.25%
Other Assets (Liabilities)	-2.12%	0.04%	0.00%	-2.08%
Total Net Assets	85.43%	14.57%	0.00%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.14%
$150	American Express Credit Account Master Trust, Series 2021-1, Class - A	0.90		11/15/26	$141
100	American Express Credit Account Master Trust, Series 2022-2, Class - A	3.39		5/15/27	98
150	American Express Credit Account Master Trust, Series 2022-4, Class - A	4.95		10/15/27	152
100	Bank of America Credit Card Trust, Series 2022-A1, Class - A1	3.53		11/15/27	98
100	Barclays Dryrock Issuance Trust, Series 2022-1, Class - A	3.07		2/15/28	97
140	Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2	1.39		7/15/30	120
200	Capital One Multi-Asset Execution Trust, Series 2022-A2, Class - A	3.49		5/15/27	195
100	Capital One Prime Auto Receivables Trust, Series 2022-1, Class - A3, Callable 5/15/26 @ 100.00	3.17		4/15/27	96
250	GM Financial Automobile Leasing Trust, Series 2022-2, Class - A3, Callable 11/20/24 @ 100.00	3.42		6/20/25	245
100	Honda Auto Receivables Owner Trust, Series 2021-1, Class - A4, Callable 7/21/24 @ 100.00	0.42		1/21/28	94
100	Hyundai Auto Receivables Trust, Series 2022-A, Class - A3, Callable 6/15/26 @ 100.00	2.22		10/15/26	96
100	Hyundai Auto Receivables Trust, Series 2022-B, Class - A3, Callable 8/15/26 @ 100.00	3.72		11/16/26	98
50	John Deere Owner Trust, Series 2021-B, Class - A3, Callable 4/15/25 @ 100.00	0.52		3/16/26	48
150	Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class - A3, Callable 10/15/26 @ 100.00	4.51		11/15/27	150
100	Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @ 100.00	3.37		4/15/28	97
100	Toyota Auto Receivables Owner Trust, Series 2021-A, Class - A4, Callable 1/15/25 @ 100.00	0.39		6/15/26	93
100	Toyota Auto Receivables Owner Trust, Series 2022-C, Class - A3, Callable 10/15/26 @ 100.00	3.76		4/15/27	98
200	World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @ 100.00	0.64		9/15/27	183
200	World Omni Auto Receivables Trust, Series 2020-B, Class - A4, Callable 6/15/24 @ 100.00	0.82		1/15/26	191
100	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class - A3	3.21		2/18/25	98
	Total Asset Backed Securities				2,488

	Collateralized Mortgage Obligations — 5.48%
150	Bank, Series 2020-BNK26, Class - A4, Callable 3/15/30 @ 100.00	2.40		3/15/63	126
300	Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00	2.62	(a)	11/15/64	247
100	Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00	2.85		10/17/52	87
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	89
238	Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00	3.47		11/15/54	230
300	Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00	3.69		2/15/61	279
100	Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00	3.71		4/15/52	92
150	Bank, Series 2022-BNK41, Class - A4	3.79	(a)	4/15/65	136
77	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB, Callable 2/15/27 @ 100.00	3.37		2/15/50	75
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00	2.44		4/15/53	50
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00	2.91	(a)	9/15/43	78
200	Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @ 100.00	3.46		3/15/55	176
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00	4.02		3/15/52	233
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @ 100.00	4.26		10/10/51	190
157	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4, Callable 1/10/25 @ 100.00	2.88		2/10/48	151
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	82
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable 12/15/29 @ 100.00	3.10		12/15/72	135
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 3/10/26 @ 100.00	3.31		4/10/49	96
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 2/10/26 @ 100.00	3.62		2/10/49	96

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	$222
80	COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00	3.35		2/10/48	77
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00	3.18		2/10/48	175
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/29 @ 100.00	3.97		8/10/47	95
119	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 11/15/26 @ 100.00	3.31		11/15/49	115
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	172
197	Fannie Mae-ACES, Series 2022-M11, Class - A2	2.95	(a)	10/25/27	187
172	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	166
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	94
206	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.06	(a)	6/25/27	197
171	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.15	(a)	11/25/27	164
239	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58	(a)	8/25/28	234
183	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63	(a)	11/25/28	179
75	Freddie Mac Multifamily Structured Pass Through Certificates, Series K1514, Class - A2	2.86		10/25/34	66
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K117, Class - A2	1.41		8/25/30	247
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	221
97	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1	1.78		10/25/29	87
390	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K126, Class - A2	2.07		1/25/31	334
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K133, Class - A2	2.10		9/25/31	170
150	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - A2	2.12	(a)	3/25/29	134
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K749, Class - AM	2.12		4/25/29	269
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1521, Class - A2	2.18		8/25/36	233
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1	2.26		6/25/29	42
59	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1	2.34		7/25/26	56
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2	2.67		3/25/26	333
124	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2	2.91		4/25/24	121
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K147, Class - A2	3.00		6/25/32	181
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2	3.30		4/25/29	95
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2	3.33	(a)	5/25/25	97
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2	3.51		3/25/29	241
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2	3.77		12/25/28	244
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2	3.85		5/25/28	491
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K081, Class - A2	3.90	(a)	8/25/28	393
224	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @ 100.00	2.79		5/10/49	209
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/10/52	181
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @ 100.00	3.17	(a)	2/13/53	87
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @ 100.00	3.67		3/10/50	239

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @ 100.00	4.16	(a)	7/10/51	$95
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5, Callable 10/15/25 @ 100.00	3.64		11/15/47	132
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 3/15/26 @ 100.00	3.80		9/15/47	177
—	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB, Callable 3/15/31 @ 100.00	3.15		3/15/48	—
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4, Callable 11/15/26 @ 100.00	3.25		2/15/48	175
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4, Callable 10/15/26 @ 100.00	3.53		12/15/47	193
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5, Callable 5/15/27 @ 100.00	3.60		5/15/50	188
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @ 100.00	3.26		6/15/50	187
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 7/10/26 @ 100.00	3.06		10/10/48	92
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04		10/15/52	107
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable 5/15/26 @ 100.00	3.10		6/15/49	468
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 8/15/25 @ 100.00	3.66		9/15/58	177
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81		12/15/48	119
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5, Callable 6/15/24 @ 100.00	3.82		8/15/50	165
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07		2/15/48	132
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable 10/15/28 @ 100.00	4.44		9/15/61	96
	Total Collateralized Mortgage Obligations				11,999

	U.S. Government Agency Mortgages — 82.19%
111	Fannie Mae, Pool #MA4122	1.50		9/1/35	98
147	Fannie Mae, Pool #MA4310	1.50		4/1/41	121
405	Fannie Mae, Pool #MA4236	1.50		1/1/51	319
359	Fannie Mae, Pool #CB0310	1.50		4/1/36	315
401	Fannie Mae, Pool #MA4343	1.50		5/1/51	314
394	Fannie Mae, Pool #CA7696	1.50		11/1/50	309
396	Fannie Mae, Pool #CA7695	1.50		11/1/50	311
211	Fannie Mae, Pool #MA4302	1.50		4/1/36	185
82	Fannie Mae, Pool #MA4286	1.50		3/1/41	68
460	Fannie Mae, Pool #MA4397	1.50		8/1/51	361
324	Fannie Mae, Pool #BQ3141	1.50		10/1/35	284
139	Fannie Mae, Pool #FS2037	1.50		5/1/37	122
383	Fannie Mae, Pool #MA4417	1.50		9/1/36	336
263	Fannie Mae, Pool #BQ5781	1.50		11/1/35	231
136	Fannie Mae, Pool #FM9249	1.50		10/1/41	111
425	Fannie Mae, Pool #CB0711	1.50		6/1/51	340
448	Fannie Mae, Pool #MA4354	1.50		6/1/51	351
303	Fannie Mae, Pool #FS1327	1.50		6/1/36	266
386	Fannie Mae, Pool #FM6579	1.50		3/1/51	308
101	Fannie Mae, Pool #BT2055	1.50		3/1/37	88
182	Fannie Mae, Pool #MA4266	1.50		2/1/41	149
412	Fannie Mae, Pool #MA4280	1.50		3/1/51	323
90	Fannie Mae, Pool #MA4445	1.50		10/1/41	74
396	Fannie Mae, Pool #MA4304	1.50		4/1/51	310
389	Fannie Mae, Pool #MA4441	1.50		10/1/36	341
43	Fannie Mae, Pool #MA4342	1.50		5/1/41	35
21	Fannie Mae, Pool #MA4181	1.50		11/1/50	16
173	Fannie Mae, Pool #MA4386	1.50		7/1/41	142
525	Fannie Mae, Pool #BR4094	2.00		1/1/51	435
443	Fannie Mae, Pool #MA4378	2.00		7/1/51	367

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$377	Fannie Mae, Pool #MA4602	2.00	5/1/37	$340
31	Fannie Mae, Pool #MA4093	2.00	8/1/40	27
350	Fannie Mae, Pool #CA7225	2.00	10/1/50	290
380	Fannie Mae, Pool #BR2176	2.00	7/1/36	343
248	Fannie Mae, Pool #MA4119	2.00	9/1/50	206
367	Fannie Mae, Pool #BQ3004	2.00	10/1/50	304
306	Fannie Mae, Pool #FM3755	2.00	9/1/35	275
432	Fannie Mae, Pool #BT0240	2.00	9/1/51	358
406	Fannie Mae, Pool #CA7833	2.00	11/1/50	338
234	Fannie Mae, Pool #FM4039	2.00	10/1/35	211
140	Fannie Mae, Pool #MA4287	2.00	3/1/41	120
470	Fannie Mae, Pool #BR0948	2.00	4/1/51	389
471	Fannie Mae, Pool #MA4536	2.00	2/1/37	424
176	Fannie Mae, Pool #MA4333	2.00	5/1/41	151
382	Fannie Mae, Pool #MA4128	2.00	9/1/40	328
46	Fannie Mae, Pool #FM9724	2.00	11/1/36	42
238	Fannie Mae, Pool #BR4435	2.00	4/1/51	197
218	Fannie Mae, Pool #CA8118	2.00	12/1/50	181
238	Fannie Mae, Pool #MA4325	2.00	5/1/51	197
152	Fannie Mae, Pool #BP6626	2.00	8/1/50	126
178	Fannie Mae, Pool #MA4176	2.00	11/1/40	153
236	Fannie Mae, Pool #SB8061	2.00	9/1/35	212
41	Fannie Mae, Pool #MA2906	2.00	2/1/32	38
121	Fannie Mae, Pool #MA4155	2.00	10/1/35	109
464	Fannie Mae, Pool #FM4969	2.00	12/1/50	387
340	Fannie Mae, Pool #MA4303	2.00	4/1/36	306
364	Fannie Mae, Pool #MA4255	2.00	2/1/51	301
359	Fannie Mae, Pool #MA4237	2.00	1/1/51	298
420	Fannie Mae, Pool #MA4182	2.00	11/1/50	349
381	Fannie Mae, Pool #FM6555	2.00	4/1/51	317
130	Fannie Mae, Pool #FM5453	2.00	1/1/41	112
246	Fannie Mae, Pool #FM5044	2.00	12/1/50	206
393	Fannie Mae, Pool #FM5308	2.00	12/1/50	326
379	Fannie Mae, Pool #CA8850	2.00	2/1/51	315
14	Fannie Mae, Pool #BJ4362	2.00	11/1/32	13
10	Fannie Mae, Pool #CA0052	2.00	7/1/32	9
415	Fannie Mae, Pool #CB0497	2.00	5/1/51	345
514	Fannie Mae, Pool #BQ5112	2.00	11/1/50	426
444	Fannie Mae, Pool #FM9441	2.00	4/1/51	367
436	Fannie Mae, Pool #CB1787	2.00	10/1/51	360
467	Fannie Mae, Pool #MA4158	2.00	10/1/50	387
69	Fannie Mae, POOL# BU8781	2.00	4/1/37	62
367	Fannie Mae, Pool #BQ8341	2.00	12/1/50	304
17	Fannie Mae, Pool #AS0001	2.00	7/1/28	16
464	Fannie Mae, Pool #FM7411	2.00	5/1/51	384
414	Fannie Mae, Pool #CB0684	2.00	6/1/51	344
423	Fannie Mae, Pool #FM9579	2.00	7/1/51	350
405	Fannie Mae, Pool #CA8110	2.00	12/1/50	337
191	Fannie Mae, Pool #BQ5160	2.00	12/1/50	158
273	Fannie Mae, Pool #MA4208	2.00	12/1/50	226
473	Fannie Mae, Pool #BK8461	2.00	1/1/51	392
457	Fannie Mae, Pool #CA8252	2.00	12/1/45	379
16	Fannie Mae, Pool #AY4232	2.00	5/1/30	15
482	Fannie Mae, Pool #CA9273	2.00	2/1/51	398
259	Fannie Mae, Pool #MA4355	2.00	6/1/51	214
302	Fannie Mae, Pool #BU7103	2.00	12/1/51	250
357	Fannie Mae, Pool #BQ7777	2.00	3/1/36	321
414	Fannie Mae, Pool #CB1620	2.00	9/1/51	342
233	Fannie Mae, Pool #MA4437	2.00	10/1/51	193
443	Fannie Mae, Pool #FM9704	2.00	12/1/51	367
400	Fannie Mae, Pool #CB0325	2.00	4/1/51	331
468	Fannie Mae, Pool #MA4511	2.00	1/1/52	387
339	Fannie Mae, Pool #CA9183	2.00	2/1/36	306
92	Fannie Mae, Pool #AS1058	2.00	11/1/28	89
513	Fannie Mae, Pool #FM4788	2.00	11/1/50	427
417	Fannie Mae, Pool #CA8687	2.00	1/1/51	345
375	Fannie Mae, Pool #MA4360	2.00	6/1/36	338

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$154	Fannie Mae, Pool #MA4204	2.00	12/1/40	$132
378	Fannie Mae, Pool #FM6852	2.00	5/1/51	316
384	Fannie Mae, Pool #BQ9685	2.00	1/1/51	318
43	Fannie Mae, Pool #MA4071	2.00	7/1/40	37
475	Fannie Mae, Pool #CA8933	2.00	2/1/51	394
264	Fannie Mae, Pool #FS0355	2.00	9/1/51	218
323	Fannie Mae, Pool #CA7224	2.00	10/1/50	269
389	Fannie Mae, Pool #FM6448	2.00	3/1/51	324
93	Fannie Mae, Pool #FS0317	2.00	2/1/42	79
465	Fannie Mae, Pool #FS1334	2.00	11/1/51	386
281	Fannie Mae, Pool #FS1621	2.00	7/1/51	233
337	Fannie Mae, Pool #BP9370	2.00	7/1/50	280
90	Fannie Mae, Pool #MA4474	2.00	11/1/41	77
371	Fannie Mae, Pool #MA4281	2.00	3/1/51	307
381	Fannie Mae, Pool #MA4305	2.00	4/1/51	316
405	Fannie Mae, Pool #MA4442	2.00	10/1/36	364
347	Fannie Mae, Pool #MA4403	2.00	8/1/36	312
219	Fannie Mae, Pool #CA8132	2.50	12/1/50	190
78	Fannie Mae, Pool #AB7391	2.50	12/1/42	67
421	Fannie Mae, Pool #BU5917	2.50	12/1/51	368
404	Fannie Mae, Pool #MA4399	2.50	8/1/51	348
422	Fannie Mae, Pool #FM8997	2.50	10/1/51	365
222	Fannie Mae, Pool #FM3027	2.50	12/1/46	194
26	Fannie Mae, Pool #MA3282	2.50	2/1/33	24
27	Fannie Mae, Pool #MA4016	2.50	5/1/40	24
144	Fannie Mae, Pool #MA3990	2.50	4/1/50	125
438	Fannie Mae, Pool #BU1451	2.50	1/1/52	378
64	Fannie Mae, Pool #BC9041	2.50	11/1/31	60
278	Fannie Mae, Pool #FM3494	2.50	4/1/48	243
306	Fannie Mae, Pool #CA7237	2.50	10/1/50	267
161	Fannie Mae, Pool #MA2730	2.50	8/1/46	141
182	Fannie Mae, Pool #MA4414	2.50	9/1/51	157
477	Fannie Mae, Pool #CB2523	2.50	1/1/52	412
9	Fannie Mae, Pool #MA1511	2.50	7/1/33	9
238	Fannie Mae, Pool #BK2588	2.50	5/1/50	206
246	Fannie Mae, Pool #BP5878	2.50	6/1/50	213
265	Fannie Mae, Pool #CA6075	2.50	6/1/50	230
339	Fannie Mae, Pool #CA8131	2.50	12/1/50	294
149	Fannie Mae, Pool #BQ0329	2.50	7/1/50	129
98	Fannie Mae, Pool #MA3827	2.50	11/1/34	91
127	Fannie Mae, Pool #MA4099	2.50	8/1/35	118
253	Fannie Mae, Pool #MA4096	2.50	8/1/50	219
259	Fannie Mae, Pool #FM4231	2.50	9/1/50	224
69	Fannie Mae, Pool #MA4053	2.50	6/1/35	64
104	Fannie Mae, Pool #MA3765	2.50	9/1/49	90
28	Fannie Mae, Pool #MA3801	2.50	10/1/49	24
50	Fannie Mae, Pool #MA3896	2.50	1/1/35	47
38	Fannie Mae, Pool #AS8246	2.50	11/1/31	36
76	Fannie Mae, Pool #AP4742	2.50	8/1/27	73
251	Fannie Mae, Pool #MA4078	2.50	7/1/50	217
192	Fannie Mae, Pool #MA4075	2.50	7/1/35	179
14	Fannie Mae, Pool #AS8437	2.50	12/1/36	13
91	Fannie Mae, Pool #MA1210	2.50	10/1/27	86
5	Fannie Mae, Pool #MA2789	2.50	10/1/36	4
59	Fannie Mae, Pool #BE3032	2.50	1/1/32	55
87	Fannie Mae, Pool #MA1277	2.50	12/1/27	83
15	Fannie Mae, Pool #AZ6458	2.50	7/1/30	14
53	Fannie Mae, Pool #AS8892	2.50	2/1/32	50
233	Fannie Mae, Pool #MA4210	2.50	12/1/50	201
32	Fannie Mae, Pool #MA3217	2.50	12/1/32	30
19	Fannie Mae, Pool #AS0513	2.50	8/1/43	17
6	Fannie Mae, Pool #AS8172	2.50	10/1/36	5
18	Fannie Mae, Pool #MA1270	2.50	11/1/32	17
7	Fannie Mae, Pool #MA2888	2.50	1/1/47	6
22	Fannie Mae, POOL# CB2979	2.50	2/1/37	21
9	Fannie Mae, Pool #MA3788	2.50	9/1/39	8
22	Fannie Mae, Pool #MA3737	2.50	8/1/34	20

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$20	Fannie Mae, Pool #MA2868	2.50	1/1/32	$19
117	Fannie Mae, Pool #FS1340	2.50	3/1/52	101
46	Fannie Mae, Pool #FS0547	2.50	2/1/52	40
476	Fannie Mae, Pool #FS0235	2.50	1/1/52	411
146	Fannie Mae, Pool #MA3902	2.50	1/1/50	127
426	Fannie Mae, Pool #FS0030	2.50	4/1/51	368
470	Fannie Mae, Pool #FM8745	2.50	9/1/51	406
239	Fannie Mae, Pool #CA6074	2.50	6/1/50	208
339	Fannie Mae, Pool #BQ5110	2.50	11/1/50	294
23	Fannie Mae, Pool #FM9543	2.50	12/1/51	20
342	Fannie Mae, Pool #MA4541	2.50	2/1/42	302
51	Fannie Mae, Pool #MA3764	2.50	9/1/34	47
259	Fannie Mae, Pool #CA6304	2.50	7/1/50	225
23	Fannie Mae, Pool #AS4660	2.50	3/1/30	22
412	Fannie Mae, Pool #CB0415	2.50	5/1/51	355
66	Fannie Mae, Pool #AS4946	2.50	5/1/30	62
386	Fannie Mae, Pool #BR7857	2.50	5/1/51	333
313	Fannie Mae, Pool #CA8955	2.50	2/1/51	272
422	Fannie Mae, Pool #FM9033	2.50	10/1/51	364
444	Fannie Mae, Pool #CB1828	2.50	10/1/51	382
245	Fannie Mae, Pool #FM2881	2.50	4/1/50	214
240	Fannie Mae, Pool #BO4657	2.50	11/1/49	208
174	Fannie Mae, Pool #MA3246	2.50	1/1/33	164
223	Fannie Mae, Pool #CB1131	2.50	7/1/51	192
417	Fannie Mae, Pool #MA4517	2.50	1/1/37	387
431	Fannie Mae, Pool #CB1784	2.50	10/1/51	371
56	Fannie Mae, Pool #AU6387	2.50	11/1/28	53
59	Fannie Mae, Pool #AU2619	2.50	8/1/28	56
428	Fannie Mae, Pool #CB1556	2.50	9/1/51	369
65	Fannie Mae, Pool #MA3965	2.50	3/1/40	58
475	Fannie Mae, Pool #CA9289	2.50	2/1/51	411
325	Fannie Mae, Pool #FM4309	2.50	9/1/50	281
30	Fannie Mae, Pool #AU5334	2.50	11/1/28	28
29	Fannie Mae, Pool #BJ3944	2.50	1/1/33	27
294	Fannie Mae, Pool #FM3878	2.50	7/1/50	257
188	Fannie Mae, Pool #MA4183	2.50	11/1/50	162
31	Fannie Mae, Pool #AT2717	2.50	5/1/43	27
95	Fannie Mae, Pool #MA3154	2.50	10/1/32	89
70	Fannie Mae, Pool #FM3296	2.50	5/1/35	65
21	Fannie Mae, Pool #BJ3742	2.50	12/1/32	20
50	Fannie Mae, Pool #MA3955	2.50	3/1/35	47
268	Fannie Mae, Pool #MA4256	2.50	2/1/51	231
9	Fannie Mae, Pool #MA2854	2.50	12/1/46	8
71	Fannie Mae, Pool #AO3019	2.50	5/1/27	67
307	Fannie Mae, Pool #FM4638	2.50	10/1/50	266
248	Fannie Mae, Pool #MA4159	2.50	10/1/50	215
12	Fannie Mae, Pool #MA3830	2.50	11/1/39	10
95	Fannie Mae, Pool #BC9003	3.00	11/1/46	86
72	Fannie Mae, Pool #MA3960	3.00	3/1/50	65
8	Fannie Mae, Pool #MA3657	3.00	5/1/34	8
24	Fannie Mae, Pool #AQ3223	3.00	11/1/27	23
88	Fannie Mae, Pool #MA2246	3.00	4/1/30	85
86	Fannie Mae, Pool #MA3774	3.00	9/1/49	78
18	Fannie Mae, Pool #BM1370	3.00	4/1/37	17
117	Fannie Mae, Pool #MA2737	3.00	9/1/46	107
69	Fannie Mae, Pool #BE1901	3.00	12/1/46	63
70	Fannie Mae, Pool #AY4829	3.00	5/1/45	64
177	Fannie Mae, Pool #MA4048	3.00	6/1/50	160
13	Fannie Mae, Pool #MA2087	3.00	11/1/34	12
20	Fannie Mae, Pool #MA3958	3.00	3/1/40	19
35	Fannie Mae, Pool #MA3991	3.00	4/1/50	32
7	Fannie Mae, Pool #AL9848	3.00	3/1/47	6
17	Fannie Mae, Pool #MA2579	3.00	4/1/36	16
13	Fannie Mae, Pool #MA1058	3.00	5/1/32	12
45	Fannie Mae, Pool #MA3147	3.00	10/1/47	41
23	Fannie Mae, Pool #MA3247	3.00	1/1/33	22
58	Fannie Mae, Pool #AS8521	3.00	12/1/46	53

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$131	Fannie Mae, Pool #AT0682	3.00	4/1/43	$121
75	Fannie Mae, Pool #MA3106	3.00	8/1/47	69
52	Fannie Mae, Pool #AY4200	3.00	5/1/45	47
25	Fannie Mae, Pool #MA3631	3.00	4/1/34	24
25	Fannie Mae, Pool #AU7890	3.00	9/1/28	24
29	Fannie Mae, Pool #MA3060	3.00	7/1/32	28
69	Fannie Mae, Pool #AS4884	3.00	5/1/45	63
23	Fannie Mae, Pool #CA4860	3.00	12/1/49	21
38	Fannie Mae, Pool #CA3788	3.00	7/1/49	35
27	Fannie Mae, Pool #AS2312	3.00	5/1/29	27
117	Fannie Mae, Pool #MA3905	3.00	1/1/50	106
26	Fannie Mae, Pool #MA3934	3.00	2/1/40	24
99	Fannie Mae, Pool #CA5729	3.00	5/1/50	90
122	Fannie Mae, Pool #AB8897	3.00	4/1/43	112
346	Fannie Mae, Pool #AQ7920	3.00	12/1/42	319
84	Fannie Mae, Pool #AU3735	3.00	8/1/43	77
93	Fannie Mae, Pool #MA3082	3.00	7/1/47	85
110	Fannie Mae, Pool #B08947	3.00	1/1/50	100
42	Fannie Mae, Pool #CA3754	3.00	6/1/34	40
16	Fannie Mae, Pool #AT1575	3.00	5/1/43	15
41	Fannie Mae, Pool #AS8186	3.00	10/1/46	37
9	Fannie Mae, Pool #MA2065	3.00	10/1/34	8
30	Fannie Mae, Pool #MA2230	3.00	4/1/35	28
25	Fannie Mae, Pool #MA1338	3.00	2/1/33	23
157	Fannie Mae, Pool #MA4020	3.00	5/1/50	142
118	Fannie Mae, Pool #AS7904	3.00	9/1/46	108
20	Fannie Mae, Pool #AS3117	3.00	8/1/29	20
6	Fannie Mae, Pool #MA3738	3.00	8/1/34	6
59	Fannie Mae, Pool #FM1552	3.00	12/1/47	54
36	Fannie Mae, Pool #MA2425	3.00	10/1/30	34
106	Fannie Mae, Pool #BO3192	3.00	10/1/49	96
79	Fannie Mae, Pool #BO7242	3.00	1/1/50	71
58	Fannie Mae, Pool #FM2132	3.00	1/1/50	52
127	Fannie Mae, Pool #AT7620	3.00	6/1/43	117
8	Fannie Mae, Pool #AX8309	3.00	11/1/29	8
11	Fannie Mae, Pool #MA3218	3.00	12/1/32	11
17	Fannie Mae, Pool #MA2961	3.00	4/1/37	16
18	Fannie Mae, Pool #BE9547	3.00	4/1/47	16
32	Fannie Mae, Pool #MA2523	3.00	2/1/36	31
39	Fannie Mae, Pool #AZ0538	3.00	9/1/30	38
95	Fannie Mae, Pool #AS0196	3.00	8/1/28	90
212	Fannie Mae, Pool #QB1382	3.00	7/1/50	191
1	Fannie Mae, Pool #J24886	3.00	7/1/23	1
19	Fannie Mae, Pool #MA3897	3.00	1/1/35	18
74	Fannie Mae, Pool #AK3302	3.00	3/1/27	71
23	Fannie Mae, Pool #MA3304	3.00	3/1/48	21
112	Fannie Mae, Pool #MA3937	3.00	2/1/50	101
31	Fannie Mae, Pool #AL9996	3.00	4/1/32	30
215	Fannie Mae, Pool #MA3834	3.00	11/1/49	195
145	Fannie Mae, Pool #B06219	3.00	12/1/49	131
12	Fannie Mae, Pool #AZ4358	3.00	7/1/30	12
18	Fannie Mae, Pool #MA2832	3.00	12/1/36	18
361	Fannie Mae, Pool #FS2122	3.00	3/1/52	324
471	Fannie Mae, Pool #CA5229	3.00	2/1/50	425
55	Fannie Mae, Pool #MA3179	3.00	11/1/47	50
23	Fannie Mae, Pool #BJ2996	3.00	1/1/33	22
118	Fannie Mae, Pool #AL9865	3.00	2/1/47	108
116	Fannie Mae, Pool #MA1307	3.00	1/1/33	113
127	Fannie Mae, Pool #FM1370	3.00	4/1/46	116
12	Fannie Mae, Pool #AS8056	3.00	10/1/46	11
52	Fannie Mae, Pool #AS7238	3.00	5/1/46	48
10	Fannie Mae, Pool #MA3078	3.00	7/1/37	9
115	Fannie Mae, Pool #AS8414	3.00	11/1/46	105
21	Fannie Mae, Pool #BE3861	3.00	1/1/47	19
66	Fannie Mae, Pool #BD5545	3.00	10/1/46	61
14	Fannie Mae, Pool #MA3185	3.00	11/1/37	13
71	Fannie Mae, Pool #FM1134	3.00	4/1/48	65

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$51	Fannie Mae, Pool #MA1527	3.00	8/1/33	$48
139	Fannie Mae, Pool #BD2446	3.00	1/1/47	127
97	Fannie Mae, Pool #BC4764	3.00	10/1/46	88
12	Fannie Mae, Pool #BA4786	3.00	2/1/31	12
27	Fannie Mae, Pool #AS8483	3.00	12/1/46	25
24	Fannie Mae, Pool #AS8424	3.00	12/1/36	23
81	Fannie Mae, Pool #AS8276	3.00	11/1/46	74
48	Fannie Mae, Pool #BD5787	3.00	9/1/46	44
42	Fannie Mae, Pool #AB4483	3.00	2/1/27	41
55	Fannie Mae, Pool #AS1527	3.00	1/1/29	53
87	Fannie Mae, Pool #MA2895	3.00	2/1/47	80
13	Fannie Mae, Pool #AR7426	3.00	7/1/43	12
26	Fannie Mae, Pool #MA3331	3.00	4/1/48	24
44	Fannie Mae, Pool #BE4400	3.00	1/1/47	40
5	Fannie Mae, Pool #MA3100	3.00	8/1/37	4
34	Fannie Mae, Pool #MA2773	3.00	10/1/36	32
16	Fannie Mae, Pool #BK1015	3.00	2/1/33	15
25	Fannie Mae, Pool #MA3339	3.00	4/1/33	24
13	Fannie Mae, Pool #MA2897	3.00	2/1/37	12
7	Fannie Mae, Pool #BA0826	3.00	10/1/30	6
30	Fannie Mae, Pool #MA2149	3.00	1/1/30	29
50	Fannie Mae, Pool #MA1401	3.00	4/1/33	48
10	Fannie Mae, Pool #MA2287	3.00	6/1/35	9
119	Fannie Mae, Pool #MA4079	3.00	7/1/50	107
19	Fannie Mae, Pool #AW8295	3.00	8/1/29	19
40	Fannie Mae, Pool #AW7383	3.00	8/1/29	39
78	Fannie Mae, Pool #MA2833	3.00	12/1/46	71
462	Fannie Mae, Pool #CB2756	3.00	2/1/52	415
15	Fannie Mae, Pool #BC4276	3.00	4/1/46	14
462	Fannie Mae, Pool #CB2755	3.00	2/1/52	416
45	Fannie Mae, Pool #AS7908	3.00	9/1/46	41
30	Fannie Mae, Pool #BD5076	3.00	2/1/32	29
66	Fannie Mae, Pool #AS4333	3.00	1/1/45	60
78	Fannie Mae, Pool #AS8784	3.00	2/1/47	71
81	Fannie Mae, Pool #MA2863	3.00	1/1/47	74
97	Fannie Mae, Pool #MA2806	3.00	11/1/46	88
75	Fannie Mae, Pool #BD4225	3.00	11/1/46	68
430	Fannie Mae, Pool #BU8883	3.00	3/1/52	387
262	Fannie Mae, Pool #BU1241	3.00	3/1/52	236
385	Fannie Mae, Pool #CB3364	3.00	4/1/52	346
383	Fannie Mae, Pool #CB2759	3.00	2/1/52	344
194	Fannie Mae, POOL# MA4579	3.00	4/1/52	175
242	Fannie Mae, POOL# FS1374	3.00	3/1/52	217
220	Fannie Mae, Pool #AO0752	3.00	4/1/42	203
40	Fannie Mae, Pool #MA3127	3.00	9/1/37	36
21	Fannie Mae, Pool #MA3237	3.00	1/1/48	19
15	Fannie Mae, Pool #AS4334	3.00	1/1/45	14
8	Fannie Mae, Pool #AK0006	3.00	1/1/27	7
128	Fannie Mae, Pool #MA2956	3.00	4/1/47	116
429	Fannie Mae, Pool #CB3172	3.00	3/1/52	386
157	Fannie Mae, Pool #AP2465	3.00	8/1/42	145
123	Fannie Mae, Pool #BO2201	3.00	9/1/49	111
397	Fannie Mae, Pool #AP6375	3.00	9/1/42	366
96	Fannie Mae, Pool #BN7703	3.00	8/1/49	87
31	Fannie Mae, Pool #MA3831	3.00	11/1/39	29
5	Fannie Mae, Pool #FM1585	3.00	9/1/49	4
174	Fannie Mae, Pool #BP1932	3.00	4/1/50	158
25	Fannie Mae, Pool #MA3090	3.00	8/1/32	24
6	Fannie Mae, Pool #MA3802	3.00	10/1/49	5
195	Fannie Mae, Pool #FS0831	3.00	3/1/52	175
108	Fannie Mae, Pool #MA3871	3.00	12/1/49	98
22	Fannie Mae, Pool #CA5423	3.00	3/1/50	20
39	Fannie Mae, Pool #B09169	3.00	12/1/49	36
35	Fannie Mae, Pool #FM4317	3.00	9/1/50	31
197	Fannie Mae, Pool #FM3395	3.00	6/1/50	178
137	Fannie Mae, Pool #BP6466	3.00	7/1/50	124
57	Fannie Mae, Pool #CA5519	3.00	4/1/50	51

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$142	Fannie Mae, Pool #CA5668	3.00	5/1/50	$128
32	Fannie Mae, Pool #MA3744	3.00	8/1/49	29
184	Fannie Mae, Pool #AP6493	3.00	9/1/42	170
26	Fannie Mae, Pool #AS8438	3.00	12/1/36	25
31	Fannie Mae, Pool #AL8861	3.00	7/1/31	30
330	Fannie Mae, Pool #AB7099	3.00	11/1/42	304
108	Fannie Mae, Pool #AT2014	3.00	4/1/43	99
87	Fannie Mae, Pool #AS3133	3.50	8/1/44	83
9	Fannie Mae, Pool #AK0706	3.50	2/1/27	9
99	Fannie Mae, Pool #AU1635	3.50	7/1/43	94
16	Fannie Mae, Pool #MA3637	3.50	4/1/49	15
20	Fannie Mae, Pool #MA3614	3.50	3/1/49	19
68	Fannie Mae, Pool #BM2000	3.50	5/1/47	65
360	Fannie Mae, Pool #BU8723	3.50	6/1/52	334
78	Fannie Mae, Pool #MA2292	3.50	6/1/45	74
39	Fannie Mae, Pool #AS5068	3.50	6/1/45	37
10	Fannie Mae, Pool #MA2692	3.50	7/1/36	10
23	Fannie Mae, Pool #AX7655	3.50	1/1/45	22
65	Fannie Mae, Pool #MA2125	3.50	12/1/44	60
50	Fannie Mae, Pool #AZ9576	3.50	12/1/45	47
21	Fannie Mae, Pool #BA1893	3.50	8/1/45	19
68	Fannie Mae, Pool #BK9038	3.50	10/1/33	66
74	Fannie Mae, Pool #FM1911	3.50	7/1/48	70
4	Fannie Mae, Pool #AX0159	3.50	9/1/29	4
42	Fannie Mae, Pool #AS6649	3.50	2/1/46	40
62	Fannie Mae, Pool #CA0487	3.50	10/1/47	59
81	Fannie Mae, Pool #MA3182	3.50	11/1/47	76
22	Fannie Mae, Pool #AP9390	3.50	10/1/42	21
8	Fannie Mae, Pool #MA3634	3.50	4/1/39	8
50	Fannie Mae, Pool #AS7388	3.50	6/1/46	47
58	Fannie Mae, Pool #MA3026	3.50	6/1/47	54
397	Fannie Mae, Pool #MA4654	3.50	7/1/52	369
16	Fannie Mae, Pool #AE5487	3.50	10/1/25	15
75	Fannie Mae, Pool #MA3238	3.50	1/1/48	70
242	Fannie Mae, POOL# CB3601	3.50	5/1/52	225
45	Fannie Mae, Pool #BE3767	3.50	7/1/47	42
148	Fannie Mae, Pool #BP1947	3.50	4/1/50	139
53	Fannie Mae, Pool #MA3332	3.50	4/1/48	50
164	Fannie Mae, Pool #BM1568	3.50	7/1/47	158
41	Fannie Mae, Pool #AY3802	3.50	2/1/45	39
60	Fannie Mae, Pool #AO4385	3.50	6/1/42	57
495	Fannie Mae, Pool #MA4600	3.50	5/1/52	460
125	Fannie Mae, Pool #MA3305	3.50	2/1/48	117
58	Fannie Mae, Pool #AU3742	3.50	8/1/43	56
69	Fannie Mae, Pool #AJ8476	3.50	12/1/41	65
77	Fannie Mae, Pool #MA3520	3.50	11/1/48	72
8	Fannie Mae, Pool #BM1231	3.50	11/1/31	8
6	Fannie Mae, Pool #AV6407	3.50	2/1/29	6
4	Fannie Mae, Pool #AL8776	3.50	7/1/46	4
24	Fannie Mae, Pool #MA3494	3.50	10/1/48	22
60	Fannie Mae, Pool #FM1566	3.50	11/1/48	56
29	Fannie Mae, Pool #AX5201	3.50	10/1/29	29
10	Fannie Mae, Pool #310139	3.50	11/1/25	10
21	Fannie Mae, Pool #FS1774	3.50	5/1/37	20
61	Fannie Mae, Pool #FM3387	3.50	3/1/35	60
51	Fannie Mae, Pool #MA1980	3.50	8/1/44	48
63	Fannie Mae, Pool #MA1982	3.50	8/1/34	61
26	Fannie Mae, Pool #MA3775	3.50	9/1/49	25
72	Fannie Mae, Pool #BD5046	3.50	2/1/47	67
63	Fannie Mae, Pool #MA3663	3.50	5/1/49	59
24	Fannie Mae, Pool #AJ4093	3.50	10/1/26	24
94	Fannie Mae, Pool #ZS4618	3.50	6/1/45	89
57	Fannie Mae, Pool #AS4771	3.50	4/1/45	54
40	Fannie Mae, Pool #FM0020	3.50	7/1/49	37
33	Fannie Mae, Pool #AS5696	3.50	8/1/45	31
12	Fannie Mae, Pool #MA2495	3.50	1/1/46	11
146	Fannie Mae, Pool #ZM4908	3.50	11/1/47	137

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Fannie Mae, Pool #AZ6383	3.50	9/1/45	$28
27	Fannie Mae, Pool #AY8856	3.50	9/1/45	26
38	Fannie Mae, Pool #AY3913	3.50	2/1/45	36
78	Fannie Mae, Pool #FM1543	3.50	11/1/48	74
9	Fannie Mae, Pool #AS2081	3.50	4/1/29	9
53	Fannie Mae, Pool #MA3057	3.50	7/1/47	50
47	Fannie Mae, Pool #AS4773	3.50	4/1/45	44
72	Fannie Mae, Pool #MA3305	3.50	3/1/48	67
281	Fannie Mae, Pool #AO8137	3.50	8/1/42	268
84	Fannie Mae, Pool #AL1717	3.50	5/1/27	82
8	Fannie Mae, Pool #MA3906	3.50	1/1/50	8
44	Fannie Mae, Pool #AS7239	3.50	5/1/46	42
110	Fannie Mae, Pool #AO3760	3.50	5/1/42	106
85	Fannie Mae, Pool #BJ2692	3.50	4/1/48	80
79	Fannie Mae, Pool #BC1158	3.50	2/1/46	75
56	Fannie Mae, Pool #MA3414	3.50	7/1/48	53
26	Fannie Mae, Pool #AS4772	3.50	4/1/45	25
28	Fannie Mae, Pool #BJ0647	3.50	3/1/48	27
59	Fannie Mae, Pool #SD8001	3.50	7/1/49	56
61	Fannie Mae, Pool #MA3745	3.50	8/1/49	58
9	Fannie Mae, Pool #MA3059	3.50	7/1/37	9
19	Fannie Mae, Pool #AS5892	3.50	10/1/45	18
87	Fannie Mae, Pool #BH5155	3.50	9/1/47	82
26	Fannie Mae, Pool #MA2389	3.50	9/1/35	25
135	Fannie Mae, Pool #AQ0546	3.50	11/1/42	129
35	Fannie Mae, Pool #BC3126	3.50	1/1/46	33
24	Fannie Mae, Pool #AZ2614	3.50	8/1/45	23
49	Fannie Mae, Pool #BM5485	3.50	2/1/49	46
80	Fannie Mae, Pool #AZ0862	3.50	7/1/45	76
9	Fannie Mae, Pool #CA0234	3.50	8/1/47	8
33	Fannie Mae, Pool #BE5258	3.50	1/1/47	31
22	Fannie Mae, Pool #MA3597	3.50	2/1/49	21
23	Fannie Mae, Pool #BC7633	3.50	6/1/46	22
46	Fannie Mae, Pool #AX2486	3.50	10/1/44	43
2	Fannie Mae, Pool #BA5031	3.50	1/1/46	2
27	Fannie Mae, Pool #MA3462	3.50	9/1/33	27
63	Fannie Mae, Pool #FM1001	3.50	11/1/48	59
276	Fannie Mae, Pool #AB6017	3.50	8/1/42	263
20	Fannie Mae, Pool #CA1191	3.50	11/1/47	19
25	Fannie Mae, Pool #BC0163	3.50	1/1/46	24
19	Fannie Mae, Pool #MA3692	3.50	7/1/49	18
17	Fannie Mae, Pool #AE0981	3.50	3/1/41	17
105	Fannie Mae, Pool #BH9277	3.50	2/1/48	99
6	Fannie Mae, Pool #BM5446	3.50	2/1/49	5
348	Fannie Mae, Pool #AO2548	3.50	4/1/42	331
53	Fannie Mae, Pool #AO4647	3.50	6/1/42	51
83	Fannie Mae, Pool #BH9215	3.50	1/1/48	78
45	Fannie Mae, Pool #AO9140	3.50	7/1/42	44
31	Fannie Mae, Pool #AS5319	3.50	7/1/45	29
53	Fannie Mae, Pool #AY5303	3.50	3/1/45	50
5	Fannie Mae, Pool #MA2996	3.50	5/1/37	5
9	Fannie Mae, Pool #MA3152	3.50	10/1/37	9
83	Fannie Mae, Pool #BM4703	3.50	2/1/48	79
61	Fannie Mae, Pool #AS0024	3.50	7/1/43	58
46	Fannie Mae, Pool #FM1028	3.50	6/1/49	43
59	Fannie Mae, Pool #MA1059	3.50	5/1/32	59
80	Fannie Mae, Pool #MA1107	3.50	7/1/32	79
51	Fannie Mae, Pool #AK7497	3.50	4/1/42	49
99	Fannie Mae, Pool #BD2436	3.50	1/1/47	94
6	Fannie Mae, Pool #MA1021	3.50	3/1/27	5
4	Fannie Mae, Pool #AJ6181	3.50	12/1/26	4
47	Fannie Mae, Pool #AY4300	3.50	1/1/45	44
12	Fannie Mae, Pool #MA3835	3.50	11/1/49	11
76	Fannie Mae, Pool #AY1306	3.50	3/1/45	71
30	Fannie Mae, Pool #BM2001	3.50	12/1/46	28
58	Fannie Mae, Pool #AX9530	3.50	2/1/45	55
27	Fannie Mae, Pool #MA2923	3.50	3/1/37	26

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #MA2909	3.50	2/1/37	$6
56	Fannie Mae, Pool #AS7491	3.50	7/1/46	53
15	Fannie Mae, Pool #AS8823	4.00	2/1/47	14
166	Fannie Mae, Pool #AJ7689	4.00	12/1/41	163
76	Fannie Mae, Pool #ZS4708	4.00	3/1/47	73
12	Fannie Mae, Pool #MA0695	4.00	4/1/31	12
99	Fannie Mae, Pool #AH5859	4.00	2/1/41	98
143	Fannie Mae, Pool #AS0531	4.00	9/1/43	139
16	Fannie Mae, Pool #MA3592	4.00	2/1/49	15
317	Fannie Mae, Pool #190405	4.00	10/1/40	313
56	Fannie Mae, Pool #CA1015	4.00	1/1/48	55
42	Fannie Mae, Pool #AH6242	4.00	4/1/26	41
35	Fannie Mae, Pool #AC7328	4.00	12/1/39	34
8	Fannie Mae, Pool #MA3413	4.00	7/1/38	8
19	Fannie Mae, Pool #AT3872	4.00	6/1/43	18
161	Fannie Mae, Pool #AJ5303	4.00	11/1/41	159
6	Fannie Mae, Pool #AS7028	4.00	4/1/46	6
52	Fannie Mae, Pool #AL8387	4.00	3/1/46	51
9	Fannie Mae, Pool #AS2117	4.00	4/1/44	8
32	Fannie Mae, Pool #BK9697	4.00	12/1/48	31
21	Fannie Mae, Pool #AY0025	4.00	2/1/45	20
126	Fannie Mae, Pool #AJ7857	4.00	12/1/41	124
38	Fannie Mae, Pool #BK0909	4.00	7/1/48	37
64	Fannie Mae, Pool #MA0641	4.00	2/1/31	61
6	Fannie Mae, Pool #MA2536	4.00	2/1/36	5
35	Fannie Mae, Pool #MA3563	4.00	1/1/49	34
17	Fannie Mae, Pool #FM1101	4.00	7/1/34	16
20	Fannie Mae, Pool #MA0493	4.00	8/1/30	20
41	Fannie Mae, Pool #FM1415	4.00	12/1/48	40
12	Fannie Mae, Pool #AH3394	4.00	1/1/41	12
44	Fannie Mae, Pool #AX0841	4.00	9/1/44	43
10	Fannie Mae, Pool #BM5525	4.00	3/1/31	10
39	Fannie Mae, Pool #BM5685	4.00	6/1/48	38
23	Fannie Mae, Pool #BN5258	4.00	2/1/49	22
21	Fannie Mae, Pool #CA2474	4.00	7/1/48	21
59	Fannie Mae, Pool #MA3211	4.00	12/1/47	57
10	Fannie Mae, Pool #AW5109	4.00	8/1/44	9
102	Fannie Mae, Pool #BN6677	4.00	6/1/49	99
42	Fannie Mae, Pool #BN0334	4.00	12/1/48	40
11	Fannie Mae, Pool #BM4306	4.00	9/1/25	11
98	Fannie Mae, Pool #AS7558	4.00	7/1/46	95
46	Fannie Mae, Pool #FM1960	4.00	5/1/49	45
10	Fannie Mae, Pool #AC2995	4.00	9/1/24	10
27	Fannie Mae, Pool #BK0915	4.00	7/1/48	26
40	Fannie Mae, Pool #MA3615	4.00	3/1/49	38
60	Fannie Mae, Pool #ZA4988	4.00	8/1/47	57
66	Fannie Mae, Pool #MA3746	4.00	8/1/49	64
39	Fannie Mae, Pool #FM1571	4.00	12/1/48	38
77	Fannie Mae, Pool #BK7943	4.00	11/1/48	74
47	Fannie Mae, Pool #MA4797	4.00	11/1/37	47
424	Fannie Mae, Pool #FS0016	4.00	6/1/49	415
50	Fannie Mae, Pool #BK7608	4.00	9/1/48	48
64	Fannie Mae, Pool #MA3804	4.00	10/1/49	61
76	Fannie Mae, Pool #AU3753	4.00	8/1/43	75
3	Fannie Mae, Pool #CA3084	4.00	2/1/49	3
59	Fannie Mae, Pool #MA3027	4.00	6/1/47	57
7	Fannie Mae, Pool #AE0375	4.00	7/1/25	7
23	Fannie Mae, Pool #AY2291	4.00	3/1/45	22
10	Fannie Mae, Pool #AL2689	4.00	2/1/27	10
42	Fannie Mae, Pool #MA3277	4.00	2/1/48	41
7	Fannie Mae, Pool #AS3448	4.00	9/1/44	7
5	Fannie Mae, Pool #AW9041	4.00	8/1/44	5
36	Fannie Mae, Pool #AW5063	4.00	7/1/44	35
43	Fannie Mae, Pool #AV2340	4.00	12/1/43	42
35	Fannie Mae, Pool #AS2498	4.00	5/1/44	34
243	Fannie Mae, Pool #MA4732	4.00	9/1/52	232
44	Fannie Mae, Pool #AS9486	4.00	4/1/47	43

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$26	Fannie Mae, Pool #BC5559	4.00	3/1/46	$25
119	Fannie Mae, Pool #AY1377	4.00	4/1/45	116
2	Fannie Mae, Pool #BA0847	4.00	3/1/46	2
73	Fannie Mae, Pool #MA2995	4.00	5/1/47	71
23	Fannie Mae, Pool #BM4991	4.00	9/1/48	22
63	Fannie Mae, Pool #MA3183	4.00	11/1/47	61
28	Fannie Mae, Pool #BE8050	4.00	4/1/47	27
31	Fannie Mae, Pool #AS7600	4.00	7/1/46	31
53	Fannie Mae, Pool #MA3121	4.00	9/1/47	52
68	Fannie Mae, Pool #BD7081	4.00	3/1/47	66
12	Fannie Mae, Pool #MA2455	4.00	11/1/35	12
55	Fannie Mae, Pool #BM2002	4.00	10/1/47	54
12	Fannie Mae, Pool #BJ0639	4.00	3/1/48	12
74	Fannie Mae, Pool #AO2959	4.00	5/1/42	72
24	Fannie Mae, Pool #BA6910	4.00	2/1/46	24
42	Fannie Mae, Pool #AS8532	4.00	12/1/46	41
56	Fannie Mae, Pool #BJ9169	4.00	5/1/48	54
12	Fannie Mae, Pool #MA3216	4.00	12/1/37	12
6	Fannie Mae, Pool #MA2655	4.00	6/1/36	6
28	Fannie Mae, Pool #BN0594	4.00	12/1/48	27
25	Fannie Mae, Pool #AL4778	4.00	10/1/32	25
53	Fannie Mae, Pool #FM0021	4.00	3/1/49	52
34	Fannie Mae, Pool #AS3467	4.00	10/1/44	34
14	Fannie Mae, Pool #CA2469	4.00	10/1/48	13
90	Fannie Mae, Pool #FM5134	4.00	1/1/49	88
62	Fannie Mae, Pool #CA0183	4.00	8/1/47	61
21	Fannie Mae, Pool #MA3244	4.00	1/1/38	21
41	Fannie Mae, Pool #CA1894	4.00	6/1/48	39
29	Fannie Mae, Pool #AS3903	4.00	11/1/44	28
31	Fannie Mae, Pool #CA0237	4.00	8/1/47	30
45	Fannie Mae, Pool #AS3293	4.00	9/1/44	44
2	Fannie Mae, Pool #AZ8874	4.00	9/1/45	2
54	Fannie Mae, Pool #AZ7362	4.00	11/1/45	53
6	Fannie Mae, Pool #AL9742	4.00	7/1/29	6
47	Fannie Mae, Pool #AS3216	4.00	9/1/44	46
15	Fannie Mae, Pool #MA3536	4.00	12/1/48	14
38	Fannie Mae, Pool #AS7601	4.00	7/1/46	37
14	Fannie Mae, Pool #MA3427	4.00	7/1/33	14
46	Fannie Mae, Pool #AS9831	4.00	6/1/47	45
5	Fannie Mae, Pool #MA3037	4.00	6/1/37	5
14	Fannie Mae, Pool #BH2623	4.00	8/1/47	14
27	Fannie Mae, Pool #AS3468	4.00	10/1/44	27
23	Fannie Mae, Pool #MA3638	4.00	4/1/49	22
92	Fannie Mae, Pool #AZ8067	4.00	9/1/45	89
33	Fannie Mae, Pool #AL7347	4.00	9/1/45	32
21	Fannie Mae, Pool #MA3521	4.00	11/1/48	20
39	Fannie Mae, Pool #AY8981	4.00	8/1/45	38
47	Fannie Mae, Pool #AY1595	4.00	1/1/45	45
25	Fannie Mae, Pool #CA0623	4.50	10/1/47	25
11	Fannie Mae, Pool #AB1470	4.50	9/1/40	11
57	Fannie Mae, Pool #CA1711	4.50	5/1/48	57
46	Fannie Mae, Pool #AL4450	4.50	12/1/43	46
4	Fannie Mae, Pool #BN0877	4.50	11/1/48	4
213	Fannie Mae, Pool #AL1107	4.50	11/1/41	214
35	Fannie Mae, Pool #BE5992	4.50	2/1/47	35
—	Fannie Mae, Pool #982892	4.50	5/1/23	—
13	Fannie Mae, Pool #AU5302	4.50	10/1/43	13
12	Fannie Mae, Pool #AA0860	4.50	1/1/39	12
20	Fannie Mae, Pool #MA3537	4.50	12/1/48	20
28	Fannie Mae, Pool #AL5082	4.50	3/1/44	28
28	Fannie Mae, Pool #AB1389	4.50	8/1/40	28
30	Fannie Mae, Pool #AS2276	4.50	4/1/44	30
13	Fannie Mae, Pool #AS8576	4.50	12/1/46	13
17	Fannie Mae, Pool #BM1285	4.50	5/1/47	17
64	Fannie Mae, Pool #AE0217	4.50	8/1/40	63
8	Fannie Mae, Pool #AS0861	4.50	10/1/43	8
230	Fannie Mae, Pool #MA3184	4.50	11/1/47	229

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Fannie Mae, Pool #AH6790	4.50	3/1/41	$12
16	Fannie Mae, Pool #BE6489	4.50	1/1/47	16
17	Fannie Mae, Pool #MA3593	4.50	2/1/49	17
139	Fannie Mae, Pool #AH7521	4.50	3/1/41	140
23	Fannie Mae, Pool #MA3522	4.50	11/1/48	23
420	Fannie Mae, Pool #BV7928	4.50	8/1/52	411
21	Fannie Mae, Pool #BK5283	4.50	6/1/48	21
9	Fannie Mae, Pool #AL8816	4.50	9/1/45	9
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
57	Fannie Mae, Pool #AI4815	4.50	6/1/41	58
7	Fannie Mae, Pool #254954	4.50	10/1/23	7
12	Fannie Mae, Pool #CA1218	4.50	2/1/48	12
48	Fannie Mae, Pool #AS8157	4.50	10/1/46	48
52	Fannie Mae, Pool #AB3192	4.50	6/1/41	53
45	Fannie Mae, Pool #CA0148	4.50	8/1/47	44
144	Fannie Mae, Pool #AH9055	4.50	4/1/41	145
26	Fannie Mae, Pool #AS1638	4.50	2/1/44	26
4	Fannie Mae, Pool #AA9781	4.50	7/1/24	4
35	Fannie Mae, Pool #MA0481	4.50	8/1/30	35
58	Fannie Mae, Pool #AD8529	4.50	8/1/40	59
111	Fannie Mae, Pool #AS9394	4.50	4/1/47	111
54	Fannie Mae, Pool #MA3639	4.50	4/1/49	53
4	Fannie Mae, Pool #BK8830	4.50	8/1/48	4
56	Fannie Mae, Pool #BK1416	4.50	5/1/48	55
14	Fannie Mae, Pool #FM3619	4.50	1/1/50	14
10	Fannie Mae, Pool #MA3527	5.00	11/1/48	10
12	Fannie Mae, Pool #890621	5.00	5/1/42	12
285	Fannie Mae, Pool #889117	5.00	10/1/35	291
12	Fannie Mae, Pool #890603	5.00	8/1/41	12
16	Fannie Mae, Pool #725238	5.00	3/1/34	16
27	Fannie Mae, Pool #836750	5.00	10/1/35	28
26	Fannie Mae, Pool #AL5788	5.00	5/1/42	27
14	Fannie Mae, Pool #MA3472	5.00	9/1/48	14
21	Fannie Mae, Pool #BM3904	5.00	5/1/48	20
14	Fannie Mae, Pool #CA0349	5.00	9/1/47	14
10	Fannie Mae, Pool #MA3617	5.00	3/1/49	10
21	Fannie Mae, Pool #AS0837	5.00	10/1/43	21
13	Fannie Mae, Pool #CA1795	5.00	5/1/48	13
6	Fannie Mae, Pool #BM3781	5.00	11/1/30	6
17	Fannie Mae, Pool #MA3669	5.00	5/1/49	17
23	Fannie Mae, Pool #MA3594	5.00	2/1/49	23
24	Fannie Mae, Pool #AS0575	5.00	9/1/43	24
60	Fannie Mae, Pool #AH5988	5.00	3/1/41	62
345	Fannie Mae, Pool #MA4761	5.00	9/1/52	344
9	Fannie Mae, Pool #MA3708	5.00	6/1/49	9
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
2	Fannie Mae, Pool #A69671	5.50	12/1/37	2
6	Fannie Mae, Pool #929451	5.50	5/1/38	7
—	Fannie Mae, Pool #AL0725	5.50	6/1/24	—
456	Fannie Mae, Pool #890221	5.50	12/1/33	472
388	Fannie Mae, Pool #FS3360	5.50	12/1/52	395
280	Fannie Mae, Pool #725228	6.00	3/1/34	292
64	Fannie Mae, Pool #889984	6.50	10/1/38	68
125	Fannie Mae, 15 YR TBA	1.50	4/25/38	110
300	Fannie Mae, 15 YR TBA	3.00	4/25/38	284
25	Fannie Mae, 15 YR TBA	3.00	5/25/37	24
100	Fannie Mae, 15 YR TBA	3.50	4/25/38	97
25	Fannie Mae, 15 YR TBA	4.00	5/25/37	25
25	Fannie Mae, 15 YR TBA	4.00	4/25/38	25
100	Fannie Mae, 15 YR TBA	4.50	4/25/38	100
50	Fannie Mae, 30 YR TBA	3.00	5/25/53	45
25	Fannie Mae, 30 YR TBA	3.00	4/25/52	22
125	Fannie Mae, 30 YR TBA	3.50	5/25/53	116
100	Fannie Mae, 30 YR TBA	3.50	4/25/53	93
900	Fannie Mae, 30 YR TBA	4.00	4/25/53	860
25	Fannie Mae, 30 YR TBA	4.00	5/25/53	24
175	Fannie Mae, 30 YR TBA	4.50	5/25/52	172

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,675	Fannie Mae, 30 YR TBA	4.50	4/25/52	$1,640
2,425	Fannie Mae, 30 YR TBA	5.00	4/25/53	2,417
250	Fannie Mae, 30 YR TBA	5.00	5/25/53	249
1,150	Fannie Mae, 30 YR TBA	5.50	4/25/53	1,160
325	Fannie Mae, 30 YR TBA	5.50	5/25/53	328
675	Fannie Mae, 30 YR TBA	6.00	4/25/53	688
100	Fannie Mae, 30 YR TBA	6.00	5/25/53	102
500	Fannie Mae, 30 YR TBA	6.50	4/25/53	515
378	Freddie Mac, Pool #SB8097	1.50	4/1/36	332
333	Freddie Mac, Pool #QN9521	1.50	2/1/37	292
64	Freddie Mac, Pool #RB5110	1.50	5/1/41	53
403	Freddie Mac, Pool #SB8106	1.50	6/1/36	353
396	Freddie Mac, Pool #QC0962	1.50	4/1/51	310
403	Freddie Mac, Pool #SD8154	1.50	7/1/51	315
444	Freddie Mac, Pool #SB8083	1.50	1/1/36	389
418	Freddie Mac, Pool #SB8144	1.50	3/1/37	367
72	Freddie Mac, Pool #SD8082	1.50	10/1/50	57
430	Freddie Mac, Pool #SB8088	1.50	2/1/36	377
188	Freddie Mac, Pool #SD8139	1.50	4/1/51	147
468	Freddie Mac, Pool #SD8188	2.00	1/1/52	388
430	Freddie Mac, Pool #RA5155	2.00	5/1/51	355
415	Freddie Mac, Pool #RA5928	2.00	9/1/51	343
412	Freddie Mac, Pool #SD8134	2.00	3/1/51	341
434	Freddie Mac, Pool #SD8172	2.00	10/1/51	360
34	Freddie Mac, Pool #J25777	2.00	9/1/28	32
13	Freddie Mac, Pool #J25759	2.00	8/1/28	12
438	Freddie Mac, Pool #SD8177	2.00	11/1/51	362
103	Freddie Mac, Pool #ZS7735	2.00	1/1/32	94
168	Freddie Mac, Pool #RB5111	2.00	5/1/41	144
449	Freddie Mac, Pool #SD0731	2.00	5/1/51	373
404	Freddie Mac, Pool #SD8160	2.00	8/1/51	335
391	Freddie Mac, Pool #QC1075	2.00	4/1/51	323
407	Freddie Mac, Pool #QC6815	2.00	9/1/51	337
371	Freddie Mac, Pool #SB8107	2.00	6/1/36	334
140	Freddie Mac, Pool #QD3162	2.00	12/1/51	116
363	Freddie Mac, Pool #SD8128	2.00	2/1/51	301
379	Freddie Mac, Pool #SD8121	2.00	1/1/51	314
524	Freddie Mac, Pool #RA3606	2.00	10/1/50	435
392	Freddie Mac, Pool #SB8079	2.00	12/1/35	353
420	Freddie Mac, Pool #SD8098	2.00	10/1/50	349
447	Freddie Mac, Pool #QC6925	2.00	9/1/51	370
445	Freddie Mac, Pool #QD0433	2.00	11/1/51	369
281	Freddie Mac, Pool #SD8150	2.00	6/1/51	233
420	Freddie Mac, Pool #RA5040	2.00	4/1/51	347
260	Freddie Mac, Pool #RA5257	2.00	5/1/51	214
136	Freddie Mac, Pool #RB5138	2.00	12/1/41	117
430	Freddie Mac, Pool #SD8079	2.00	7/1/50	356
425	Freddie Mac, Pool #QB9896	2.00	3/1/51	352
133	Freddie Mac, Pool #RB5095	2.00	1/1/41	114
419	Freddie Mac, Pool #QD1254	2.00	11/1/51	347
425	Freddie Mac, Pool #RA6507	2.00	12/1/51	351
319	Freddie Mac, Pool #RC1727	2.00	12/1/35	289
464	Freddie Mac, Pool #RA6333	2.00	11/1/51	384
450	Freddie Mac, Pool #QD5748	2.00	2/1/52	372
252	Freddie Mac, Pool #RB5114	2.00	6/1/41	217
427	Freddie Mac, Pool #SD8199	2.00	3/1/52	353
461	Freddie Mac, Pool #RA6026	2.00	10/1/51	381
464	Freddie Mac, Pool #SD8182	2.00	12/1/51	385
587	Freddie Mac, Pool #SB8128	2.00	11/1/36	527
471	Freddie Mac, Pool #SD8193	2.00	2/1/52	389
365	Freddie Mac, Pool #SB8115	2.00	8/1/36	329
430	Freddie Mac, Pool #QC4423	2.00	7/1/51	356
252	Freddie Mac, Pool #RA6025	2.00	10/1/51	209
235	Freddie Mac, Pool #SD8146	2.00	5/1/51	195
230	Freddie Mac, Pool #RA5256	2.00	5/1/51	190
137	Freddie Mac, Pool #RB5141	2.00	1/1/42	118
232	Freddie Mac, Pool #SD7537	2.00	3/1/51	193

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$234	Freddie Mac, Pool #QC0423	2.00	4/1/51	$194
239	Freddie Mac, Pool #RB5121	2.00	8/1/41	205
405	Freddie Mac, Pool #SB8510	2.00	2/1/36	365
34	Freddie Mac, Pool #G18634	2.00	3/1/32	31
491	Freddie Mac, Pool #SD8113	2.00	12/1/50	407
399	Freddie Mac, Pool #RA4214	2.00	12/1/50	331
283	Freddie Mac, Pool #RB5153	2.00	4/1/42	242
416	Freddie Mac, Pool #QC3697	2.00	6/1/51	345
368	Freddie Mac, Pool #RA4986	2.00	4/1/51	305
420	Freddie Mac, Pool #QO0110	2.00	4/1/37	378
385	Freddie Mac, Pool #RA3205	2.00	8/1/50	321
362	Freddie Mac, Pool #RA3575	2.00	9/1/50	302
478	Freddie Mac, Pool #QB7708	2.00	1/1/51	396
393	Freddie Mac, Pool #QC1333	2.00	5/1/51	326
18	Freddie Mac, Pool #G18547	2.00	3/1/30	16
367	Freddie Mac, Pool #QB3716	2.00	9/1/50	305
434	Freddie Mac, Pool #QC7473	2.00	9/1/51	359
366	Freddie Mac, Pool #QB3926	2.00	10/1/50	304
416	Freddie Mac, Pool #RA3328	2.00	8/1/50	347
383	Freddie Mac, Pool #QB8064	2.00	1/1/51	317
423	Freddie Mac, Pool #QC3597	2.00	6/1/51	350
386	Freddie Mac, Pool #QB6893	2.00	12/1/50	320
26	Freddie Mac, Pool #G18485	2.50	10/1/28	25
9	Freddie Mac, Pool #G08755	2.50	2/1/47	8
260	Freddie Mac, Pool #RB5157	2.50	5/1/42	229
328	Freddie Mac, Pool #RA2643	2.50	6/1/50	285
78	Freddie Mac, Pool #SB8045	2.50	5/1/35	73
59	Freddie Mac, Pool #G18635	2.50	3/1/32	55
253	Freddie Mac, Pool #RA3528	2.50	9/1/50	218
40	Freddie Mac, Pool #J35643	2.50	11/1/31	38
387	Freddie Mac, Pool #RA5286	2.50	5/1/51	334
24	Freddie Mac, Pool #Q42878	2.50	9/1/46	21
4	Freddie Mac, Pool #J30875	2.50	3/1/30	4
51	Freddie Mac, Pool #J23440	2.50	4/1/28	48
108	Freddie Mac, Pool #J38477	2.50	2/1/33	101
9	Freddie Mac, Pool #G18472	2.50	7/1/28	9
438	Freddie Mac, Pool #SD8189	2.50	1/1/52	378
469	Freddie Mac, Pool #RA6765	2.50	2/1/52	406
121	Freddie Mac, Pool #RB5043	2.50	4/1/40	108
443	Freddie Mac, Pool #QD5204	2.50	1/1/52	382
65	Freddie Mac, Pool #G18568	2.50	9/1/30	62
159	Freddie Mac, Pool #QA5290	2.50	12/1/49	138
307	Freddie Mac, Pool #SD8167	2.50	9/1/51	264
407	Freddie Mac, Pool #QC2251	2.50	5/1/51	351
298	Freddie Mac, Pool #RA2634	2.50	5/1/50	258
61	Freddie Mac, Pool #ZS4687	2.50	11/1/46	54
389	Freddie Mac, Pool #QC2031	2.50	5/1/51	335
308	Freddie Mac, Pool #SD8151	2.50	6/1/51	266
13	Freddie Mac, Pool #C91904	2.50	11/1/36	12
331	Freddie Mac, Pool #RA2897	2.50	6/1/50	289
50	Freddie Mac, Pool #G18533	2.50	12/1/29	48
320	Freddie Mac, Pool #SD8129	2.50	2/1/51	276
344	Freddie Mac, Pool #RA4527	2.50	2/1/51	298
479	Freddie Mac, Pool #SD8212	2.50	5/1/52	413
448	Freddie Mac, Pool #SD0780	2.50	12/1/51	387
25	Freddie Mac, Pool #J25585	2.50	9/1/28	24
79	Freddie Mac, Pool #J26408	2.50	11/1/28	75
13	Freddie Mac, Pool #G18665	2.50	11/1/32	12
25	Freddie Mac, Pool #G18704	2.50	6/1/33	23
9	Freddie Mac, Pool #G08638	2.50	4/1/45	8
466	Freddie Mac, Pool #SD8194	2.50	2/1/52	402
424	Freddie Mac, Pool #QC9156	2.50	10/1/51	366
467	Freddie Mac, Pool #SD1011	2.50	4/1/52	403
351	Freddie Mac, Pool #SD8141	2.50	4/1/51	303
53	Freddie Mac, Pool #ZK8425	2.50	12/1/31	50
405	Freddie Mac, Pool #RA5802	2.50	9/1/51	352
323	Freddie Mac, Pool #SD8114	2.50	12/1/50	280

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$412	Freddie Mac, Pool #RA5832	2.50	9/1/51	$356
347	Freddie Mac, Pool #SD0578	2.50	3/1/51	301
216	Freddie Mac, Pool #SD8067	2.50	6/1/50	187
316	Freddie Mac, Pool #SD8122	2.50	1/1/51	274
32	Freddie Mac, Pool #C09026	2.50	2/1/43	29
437	Freddie Mac, Pool #RA6340	2.50	11/1/51	379
64	Freddie Mac, Pool #J37902	2.50	11/1/32	61
144	Freddie Mac, Pool #SD8055	2.50	4/1/50	125
55	Freddie Mac, Pool #RB5072	2.50	9/1/40	49
136	Freddie Mac, Pool #SB0301	2.50	4/1/35	126
432	Freddie Mac, Pool #RA6493	2.50	12/1/51	372
49	Freddie Mac, Pool #ZS8483	2.50	3/1/28	47
238	Freddie Mac, Pool #SD8205	2.50	4/1/52	205
45	Freddie Mac, Pool #J18954	2.50	4/1/27	43
299	Freddie Mac, Pool #QB3703	2.50	9/1/50	259
23	Freddie Mac, Pool #RA6815	2.50	2/1/52	20
411	Freddie Mac, Pool #SD8183	2.50	12/1/51	354
470	Freddie Mac, Pool #RA6621	2.50	1/1/52	408
23	Freddie Mac, Pool #SB8053	2.50	7/1/35	21
163	Freddie Mac, Pool #SD8083	2.50	8/1/50	141
241	Freddie Mac, Pool #QE2352	2.50	5/1/52	207
357	Freddie Mac, Pool #SD0412	2.50	8/1/50	312
362	Freddie Mac, Pool #SD8021	2.50	9/1/49	314
468	Freddie Mac, Pool #SD8147	2.50	5/1/51	404
121	Freddie Mac, Pool #RB5086	2.50	11/1/40	108
43	Freddie Mac, Pool #ZS8692	2.50	4/1/33	40
132	Freddie Mac, Pool #G18611	2.50	9/1/31	124
85	Freddie Mac, Pool #G18680	2.50	3/1/33	79
146	Freddie Mac, Pool #SB8108	2.50	6/1/36	136
301	Freddie Mac, Pool #QB3287	2.50	8/1/50	261
177	Freddie Mac, Pool #RA2645	2.50	6/1/50	154
249	Freddie Mac, Pool #RA2595	2.50	5/1/50	216
422	Freddie Mac, Pool #RA6019	2.50	10/1/51	366
11	Freddie Mac, Pool #ZT2094	2.50	6/1/34	10
56	Freddie Mac, Pool #RB5054	2.50	6/1/40	50
287	Freddie Mac, Pool #SD8099	2.50	10/1/50	248
36	Freddie Mac, Pool #SB8062	2.50	9/1/35	34
243	Freddie Mac, Pool #QA9142	2.50	5/1/50	210
417	Freddie Mac, Pool #QC7457	2.50	9/1/51	360
60	Freddie Mac, Pool #G18470	2.50	6/1/28	57
25	Freddie Mac, Pool #G18582	3.00	1/1/31	24
70	Freddie Mac, Pool #QA8065	3.00	3/1/50	63
41	Freddie Mac, Pool #G08783	3.00	10/1/47	38
23	Freddie Mac, Pool #G08540	3.00	8/1/43	21
73	Freddie Mac, Pool #ZS4693	3.00	12/1/46	67
54	Freddie Mac, Pool #Q20067	3.00	7/1/43	49
11	Freddie Mac, Pool #C91969	3.00	1/1/38	10
18	Freddie Mac, Pool #G18715	3.00	12/1/33	17
89	Freddie Mac, Pool #ZA1283	3.00	1/1/43	82
14	Freddie Mac, Pool #C91924	3.00	4/1/37	13
13	Freddie Mac, Pool #Q18599	3.00	6/1/43	12
23	Freddie Mac, Pool #G30945	3.00	9/1/36	21
45	Freddie Mac, Pool #ZT0195	3.00	9/1/46	41
67	Freddie Mac, Pool #J17774	3.00	1/1/27	65
84	Freddie Mac, Pool #G60187	3.00	8/1/45	77
110	Freddie Mac, Pool #SD8024	3.00	11/1/49	100
13	Freddie Mac, Pool #C91905	3.00	11/1/36	12
130	Freddie Mac, Pool #Q45735	3.00	1/1/47	119
5	Freddie Mac, Pool #C91939	3.00	6/1/37	5
55	Freddie Mac, Pool #ZT1323	3.00	10/1/48	50
16	Freddie Mac, Pool #ZT2019	3.00	5/1/34	15
23	Freddie Mac, Pool #Q19754	3.00	7/1/43	21
15	Freddie Mac, Pool #J38807	3.00	4/1/33	14
89	Freddie Mac, Pool #G18673	3.00	1/1/33	85
68	Freddie Mac, Pool #SD8074	3.00	7/1/50	61
129	Freddie Mac, Pool #G60989	3.00	12/1/46	118
499	Freddie Mac, Pool #ZS4522	3.00	7/1/43	458

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Freddie Mac, Pool #C91943	3.00	7/1/37	$9
53	Freddie Mac, Pool #G18518	3.00	7/1/29	52
120	Freddie Mac, Pool #SB8046	3.00	5/1/35	114
6	Freddie Mac, Pool #Q13086	3.00	11/1/42	5
23	Freddie Mac, Pool #J38675	3.00	3/1/33	22
59	Freddie Mac, Pool #ZM2721	3.00	2/1/47	53
27	Freddie Mac, Pool #J36428	3.00	2/1/32	26
61	Freddie Mac, Pool #RA2594	3.00	5/1/50	55
14	Freddie Mac, Pool #J38057	3.00	12/1/32	14
28	Freddie Mac, Pool #C91927	3.00	5/1/37	26
47	Freddie Mac, Pool #G18531	3.00	11/1/29	45
240	Freddie Mac, Pool #Q21065	3.00	8/1/43	221
121	Freddie Mac, Pool #Q16222	3.00	3/1/43	112
98	Freddie Mac, Pool #SD8242	3.00	9/1/52	88
118	Freddie Mac, Pool #ZM2285	3.00	12/1/46	107
34	Freddie Mac, Pool #ZS8686	3.00	2/1/33	32
380	Freddie Mac, Pool #QD9881	3.00	3/1/52	342
20	Freddie Mac, Pool #SD8030	3.00	12/1/49	18
143	Freddie Mac, Pool #ZS4697	3.00	1/1/47	131
17	Freddie Mac, Pool #G18575	3.00	11/1/30	17
14	Freddie Mac, Pool #J33135	3.00	11/1/30	14
75	Freddie Mac, Pool #C04422	3.00	12/1/42	68
100	Freddie Mac, Pool #ZS4621	3.00	7/1/45	92
121	Freddie Mac, Pool #QA9049	3.00	4/1/50	110
44	Freddie Mac, Pool #Q41795	3.00	7/1/46	39
34	Freddie Mac, Pool #ZS4641	3.00	12/1/45	31
46	Freddie Mac, Pool #ZS4688	3.00	11/1/46	42
45	Freddie Mac, Pool #G18569	3.00	9/1/30	43
3	Freddie Mac, Pool #J17111	3.00	10/1/26	3
23	Freddie Mac, Pool #C91798	3.00	12/1/34	21
29	Freddie Mac, Pool #ZS4703	3.00	2/1/47	26
105	Freddie Mac, Pool #ZS4658	3.00	4/1/46	96
43	Freddie Mac, Pool #SD8056	3.00	4/1/50	39
59	Freddie Mac, Pool #ZA2313	3.00	9/1/33	56
76	Freddie Mac, Pool #C91581	3.00	11/1/32	72
80	Freddie Mac, Pool #ZM2089	3.00	11/1/46	73
38	Freddie Mac, Pool #G08640	3.00	5/1/45	35
29	Freddie Mac, Pool #C91819	3.00	4/1/35	27
2	Freddie Mac, Pool #Q39527	3.00	3/1/46	2
32	Freddie Mac, Pool #G08648	3.00	6/1/45	29
42	Freddie Mac, Pool #C91707	3.00	6/1/33	40
147	Freddie Mac, POOL# SD8184	3.00	12/1/51	132
93	Freddie Mac, Pool #ZS4512	3.00	5/1/43	85
59	Freddie Mac, Pool #ZS4779	3.00	6/1/48	53
4	Freddie Mac, Pool #C91809	3.00	2/1/35	4
176	Freddie Mac, Pool #ZS4519	3.00	6/1/43	162
5	Freddie Mac, Pool #J14241	3.00	1/1/26	5
108	Freddie Mac, Pool #C04619	3.00	3/1/43	99
13	Freddie Mac, Pool #J29932	3.00	11/1/29	13
101	Freddie Mac, Pool #Q43734	3.00	10/1/46	92
89	Freddie Mac, Pool #ZS4609	3.00	4/1/45	81
5	Freddie Mac, Pool #C91949	3.00	9/1/37	5
5	Freddie Mac, Pool #Q18882	3.00	5/1/43	5
41	Freddie Mac, Pool #ZT0715	3.00	9/1/48	37
86	Freddie Mac, Pool #QA1033	3.00	7/1/49	78
7	Freddie Mac, Pool #G30999	3.00	2/1/37	7
13	Freddie Mac, Pool #G18534	3.00	12/1/29	13
68	Freddie Mac, Pool #G18514	3.00	6/1/29	66
55	Freddie Mac, Pool #G15217	3.00	11/1/29	53
366	Freddie Mac, Pool #SD8174	3.00	10/1/51	329
58	Freddie Mac, Pool #ZS4706	3.00	3/1/47	53
9	Freddie Mac, Pool #C91826	3.00	5/1/35	8
55	Freddie Mac, Pool #G15145	3.00	7/1/29	53
58	Freddie Mac, Pool #ZM2169	3.00	11/1/46	53
81	Freddie Mac, Pool #G08804	3.50	3/1/48	76
69	Freddie Mac, Pool #Q49490	3.50	7/1/47	65
24	Freddie Mac, Pool #G08813	3.50	5/1/48	23

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$64	Freddie Mac, Pool #Q09896	3.50	8/1/42	$61
36	Freddie Mac, Pool #Q04087	3.50	10/1/41	34
51	Freddie Mac, Pool #Q51461	3.50	10/1/47	48
6	Freddie Mac, Pool #C91925	3.50	4/1/37	5
9	Freddie Mac, Pool #C91940	3.50	6/1/37	9
30	Freddie Mac, Pool #G08698	3.50	3/1/46	28
17	Freddie Mac, Pool #RA1508	3.50	10/1/49	16
35	Freddie Mac, Pool #G08687	3.50	1/1/46	33
37	Freddie Mac, Pool #ZS4771	3.50	6/1/48	34
29	Freddie Mac, Pool #Q37449	3.50	11/1/45	28
27	Freddie Mac, Pool #ZS4759	3.50	3/1/48	25
30	Freddie Mac, Pool #ZT1951	3.50	5/1/49	28
15	Freddie Mac, Pool #ZT0711	3.50	10/1/48	14
23	Freddie Mac, Pool #G08846	3.50	11/1/48	21
39	Freddie Mac, Pool #Q12052	3.50	10/1/42	37
20	Freddie Mac, Pool #J27494	3.50	2/1/29	20
33	Freddie Mac, Pool #G18707	3.50	9/1/33	32
38	Freddie Mac, Pool #SB0031	3.50	10/1/27	38
72	Freddie Mac, Pool #ZS4651	3.50	3/1/46	67
158	Freddie Mac, Pool #RA2469	3.50	4/1/50	149
81	Freddie Mac, Pool #QA8794	3.50	4/1/50	76
43	Freddie Mac, Pool #SD8011	3.50	9/1/49	40
31	Freddie Mac, Pool #ZS4663	3.50	5/1/46	29
51	Freddie Mac, Pool #C91403	3.50	3/1/32	49
396	Freddie Mac, Pool #SD8221	3.50	6/1/52	368
4	Freddie Mac, Pool #J26144	3.50	10/1/23	4
469	Freddie Mac, Pool #SD0968	3.50	4/1/52	442
47	Freddie Mac, Pool #ZS4704	3.50	2/1/47	44
63	Freddie Mac, Pool #ZS4713	3.50	4/1/47	59
16	Freddie Mac, Pool #SB8007	3.50	9/1/34	16
34	Freddie Mac, Pool #Q58422	3.50	9/1/48	32
58	Freddie Mac, Pool #ZS4630	3.50	9/1/45	55
21	Freddie Mac, Pool #G08599	3.50	8/1/44	20
21	Freddie Mac, Pool #G08605	3.50	9/1/44	20
128	Freddie Mac, Pool #ZS4536	3.50	10/1/43	122
13	Freddie Mac, Pool #J13582	3.50	11/1/25	13
72	Freddie Mac, Pool #G08641	3.50	5/1/45	68
14	Freddie Mac, Pool #Q31134	3.50	2/1/45	13
5	Freddie Mac, Pool #C91760	3.50	5/1/34	5
95	Freddie Mac, Pool #G08627	3.50	2/1/45	90
16	Freddie Mac, Pool #A96409	3.50	1/1/41	15
27	Freddie Mac, Pool #ZS4659	3.50	4/1/46	26
283	Freddie Mac, Pool #ZS4487	3.50	6/1/42	270
37	Freddie Mac, Pool #Q06749	3.50	3/1/42	35
51	Freddie Mac, Pool #Q08998	3.50	6/1/42	49
74	Freddie Mac, Pool #ZS4642	3.50	12/1/45	70
38	Freddie Mac, Pool #Q36040	3.50	9/1/45	35
2	Freddie Mac, Pool #E02735	3.50	10/1/25	2
105	Freddie Mac, Pool #ZS4599	3.50	1/1/45	99
55	Freddie Mac, Pool #C91456	3.50	6/1/32	54
29	Freddie Mac, Pool #G30776	3.50	7/1/35	27
65	Freddie Mac, Pool #G08632	3.50	3/1/45	61
9	Freddie Mac, Pool #ZS4747	3.50	12/1/47	9
53	Freddie Mac, Pool #Q53176	3.50	12/1/47	50
11	Freddie Mac, Pool #Q55002	3.50	3/1/48	10
34	Freddie Mac, Pool #G08733	3.50	11/1/46	32
54	Freddie Mac, Pool #G08761	3.50	5/1/47	51
37	Freddie Mac, Pool #Q57871	3.50	8/1/48	35
14	Freddie Mac, Pool #C91742	3.50	1/1/34	13
8	Freddie Mac, Pool #G08620	3.50	12/1/44	8
64	Freddie Mac, Pool #G61148	3.50	9/1/47	60
39	Freddie Mac, Pool #ZA5128	3.50	12/1/47	37
18	Freddie Mac, Pool #C91950	3.50	9/1/37	17
89	Freddie Mac, Pool #Q20860	3.50	8/1/43	84
94	Freddie Mac, Pool #SB8183	3.50	10/1/37	91
44	Freddie Mac, Pool #J15105	3.50	4/1/26	43
83	Freddie Mac, Pool #G08766	3.50	6/1/47	78

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Freddie Mac, Pool #C03920	3.50	5/1/42	$23
10	Freddie Mac, Pool #C92003	3.50	7/1/38	10
106	Freddie Mac, Pool #G08636	3.50	4/1/45	100
576	Freddie Mac, Pool #SD8214	3.50	5/1/52	534
64	Freddie Mac, Pool #ZS4622	3.50	7/1/45	60
304	Freddie Mac, Pool #SD8038	3.50	1/1/50	285
62	Freddie Mac, Pool #Q08903	3.50	6/1/42	59
93	Freddie Mac, Pool #G08562	3.50	1/1/44	88
10	Freddie Mac, Pool #C91994	4.00	5/1/38	9
36	Freddie Mac, Pool #Q58680	4.00	9/1/48	34
24	Freddie Mac, Pool #G08601	4.00	8/1/44	23
50	Freddie Mac, Pool #G08785	4.00	10/1/47	48
10	Freddie Mac, Pool #ZT1800	4.00	3/1/34	10
20	Freddie Mac, Pool #G08836	4.00	9/1/48	20
60	Freddie Mac, Pool #ZS4731	4.00	8/1/47	58
393	Freddie Mac, Pool #QE5462	4.00	7/1/52	377
384	Freddie Mac, POOL# SD1132	4.00	6/1/52	368
22	Freddie Mac, Pool #G08483	4.00	3/1/42	22
3	Freddie Mac, Pool #Q27456	4.00	7/1/44	3
12	Freddie Mac, Pool #G08672	4.00	10/1/45	12
6	Freddie Mac, Pool #G08633	4.00	3/1/45	6
28	Freddie Mac, Pool #G08637	4.00	4/1/45	27
47	Freddie Mac, Pool #G08616	4.00	11/1/44	46
20	Freddie Mac, Pool #G08831	4.00	8/1/48	19
105	Freddie Mac, Pool #SD0290	4.00	4/1/50	102
49	Freddie Mac, Pool #G08459	4.00	9/1/41	49
3	Freddie Mac, Pool #G08642	4.00	5/1/45	3
15	Freddie Mac, Pool #ZS4652	4.00	2/1/46	14
243	Freddie Mac, Pool #A96286	4.00	1/1/41	240
10	Freddie Mac, Pool #ZN5030	4.00	4/1/49	10
22	Freddie Mac, Pool #ZT1840	4.00	9/1/48	21
37	Freddie Mac, Pool #Q27594	4.00	8/1/44	36
24	Freddie Mac, Pool #Q34081	4.00	6/1/45	23
63	Freddie Mac, Pool #ZS4631	4.00	9/1/45	61
33	Freddie Mac, Pool #ZT2106	4.00	3/1/49	32
126	Freddie Mac, Pool #SD8070	4.00	6/1/50	121
50	Freddie Mac, Pool #G08588	4.00	5/1/44	49
38	Freddie Mac, Pool #ZT1952	4.00	5/1/49	36
396	Freddie Mac, Pool #SD8256	4.00	10/1/52	379
6	Freddie Mac, Pool #C91923	4.00	3/1/37	6
39	Freddie Mac, Pool #C09070	4.00	12/1/44	39
25	Freddie Mac, Pool #ZA6946	4.00	5/1/49	24
33	Freddie Mac, Pool #G08767	4.00	6/1/47	32
42	Freddie Mac, Pool #SD8039	4.00	1/1/50	40
495	Freddie Mac, Pool #SD8286	4.00	1/1/53	472
399	Freddie Mac, Pool #SD8244	4.00	9/1/52	381
28	Freddie Mac, Pool #C91765	4.00	6/1/34	28
46	Freddie Mac, Pool #G08618	4.00	12/1/44	45
85	Freddie Mac, Pool #G06506	4.00	12/1/40	83
30	Freddie Mac, Pool #C91738	4.00	11/1/33	29
70	Freddie Mac, Pool #ZL7781	4.00	2/1/44	69
193	Freddie Mac, Pool #QE6074	4.00	7/1/52	185
43	Freddie Mac, Pool #G08567	4.00	1/1/44	42
47	Freddie Mac, Pool #ZS4573	4.00	7/1/44	46
3	Freddie Mac, Pool #J12435	4.00	6/1/25	3
27	Freddie Mac, Pool #ZT1320	4.00	11/1/48	27
8	Freddie Mac, Pool #C92019	4.00	10/1/38	8
10	Freddie Mac, Pool #G14453	4.00	6/1/26	10
80	Freddie Mac, Pool #ZS4627	4.00	8/1/45	78
—	Freddie Mac, Pool #J07849	4.50	5/1/23	—
395	Freddie Mac, Pool #SD8287	4.50	1/1/53	388
27	Freddie Mac, Pool #Q57957	4.50	8/1/48	27
95	Freddie Mac, Pool #SD8002	4.50	7/1/49	94
25	Freddie Mac, Pool #G08754	4.50	3/1/47	25
37	Freddie Mac, Pool #G08759	4.50	4/1/47	37
21	Freddie Mac, Pool #G60512	4.50	12/1/45	21
2	Freddie Mac, Pool #E02862	4.50	3/1/26	2

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$379	Freddie Mac, POOL# QE9161	4.50	9/1/52	$371
27	Freddie Mac, Pool #Q59805	4.50	11/1/48	27
15	Freddie Mac, Pool #G08596	4.50	7/1/44	15
41	Freddie Mac, Pool #A97495	4.50	3/1/41	41
23	Freddie Mac, Pool #ZT1321	4.50	11/1/48	23
17	Freddie Mac, Pool #Q25432	4.50	3/1/44	17
96	Freddie Mac, Pool #RA7928	4.50	9/1/52	94
48	Freddie Mac, Pool #ZT1711	4.50	2/1/49	48
4	Freddie Mac, Pool #A90437	4.50	1/1/40	4
7	Freddie Mac, Pool #C09059	4.50	3/1/44	8
12	Freddie Mac, Pool #G08781	4.50	9/1/47	12
513	Freddie Mac, Pool #A97692	4.50	3/1/41	516
458	Freddie Mac, Pool #SD8245	4.50	9/1/52	449
24	Freddie Mac, Pool #ZS4781	4.50	7/1/48	24
24	Freddie Mac, Pool #ZS4774	4.50	5/1/48	24
17	Freddie Mac, Pool #Q22671	4.50	11/1/43	16
5	Freddie Mac, Pool #SD0093	5.00	10/1/49	5
6	Freddie Mac, Pool #G07068	5.00	7/1/41	6
68	Freddie Mac, Pool #Q00763	5.00	5/1/41	71
218	Freddie Mac, Pool #C01598	5.00	8/1/33	221
7	Freddie Mac, Pool #G08838	5.00	9/1/48	7
57	Freddie Mac, Pool #ZT1779	5.00	3/1/49	58
—	Freddie Mac, Pool #G13255	5.00	7/1/23	—
14	Freddie Mac, Pool #G05205	5.00	1/1/39	15
94	Freddie Mac, Pool #G04913	5.00	3/1/38	96
1	Freddie Mac, Pool #G06091	5.50	5/1/40	1
134	Freddie Mac, Pool #G01665	5.50	3/1/34	136
32	Freddie Mac, Pool #G06031	5.50	3/1/40	33
2	Freddie Mac, Pool #A62706	6.00	6/1/37	2
14	Freddie Mac, Pool #G05709	6.00	6/1/38	15
122	Freddie Mac, Pool #G02794	6.00	5/1/37	130
26	Freddie Mac, Pool #G03551	6.00	11/1/37	27
376	Government National Mortgage Association, Pool #MA7051	2.00	12/20/50	320
533	Government National Mortgage Association, Pool #MA7311	2.00	4/20/51	454
345	Government National Mortgage Association, Pool #MA7366	2.00	5/20/51	293
350	Government National Mortgage Association, Pool #MA7254	2.00	3/20/51	298
328	Government National Mortgage Association, Pool #MA6818	2.00	8/20/50	280
480	Government National Mortgage Association, Pool #MA7471	2.00	7/20/51	408
459	Government National Mortgage Association, Pool #MA7766	2.00	12/20/51	391
429	Government National Mortgage Association, Pool #MA6994	2.00	11/20/50	366
390	Government National Mortgage Association, Pool #MA8041	2.00	5/20/52	331
370	Government National Mortgage Association, Pool #MA7417	2.00	6/20/51	315
417	Government National Mortgage Association, Pool #MA7588	2.00	9/20/51	355
617	Government National Mortgage Association, Pool #MA7826	2.00	1/20/52	523
594	Government National Mortgage Association, Pool #MA7704	2.00	11/20/51	504
196	Government National Mortgage Association, Pool #MA7880	2.00	2/20/52	167
338	Government National Mortgage Association, Pool #MA7135	2.00	1/20/51	287
263	Government National Mortgage Association, Pool #MA7533	2.00	8/20/51	224
426	Government National Mortgage Association, Pool #MA7935	2.00	3/20/52	361
188	Government National Mortgage Association, Pool #MA6864	2.00	9/20/50	160
318	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	271
431	Government National Mortgage Association, Pool #MA7986	2.00	4/20/52	366
17	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	15
11	Government National Mortgage Association, Pool #711729	2.50	3/15/43	10
378	Government National Mortgage Association, Pool #MA7472	2.50	7/20/51	333
12	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	11
427	Government National Mortgage Association, Pool #MA7589	2.50	9/20/51	375
11	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	10
35	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	29
585	Government National Mortgage Association, Pool #MA7767	2.50	12/20/51	514
184	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	163
279	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	247
439	Government National Mortgage Association, Pool #MA7136	2.50	1/20/51	386
435	Government National Mortgage Association, Pool #MA6709	2.50	6/20/50	384
335	Government National Mortgage Association, Pool #MA7255	2.50	3/20/51	295
12	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	11
309	Government National Mortgage Association, Pool #MA8042	2.50	5/20/52	273

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$425	Government National Mortgage Association, Pool #MA7987	2.50	4/20/52	$374
443	Government National Mortgage Association, Pool #MA7052	2.50	12/20/50	392
369	Government National Mortgage Association, Pool #MA7418	2.50	6/20/51	324
388	Government National Mortgage Association, Pool #MA7367	2.50	5/20/51	341
346	Government National Mortgage Association, Pool #MA7312	2.50	4/20/51	304
260	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	230
18	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	17
92	Government National Mortgage Association, Pool #MA6598	2.50	4/20/50	82
194	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	173
19	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	17
325	Government National Mortgage Association, Pool #MA7193	2.50	2/20/51	286
6	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	6
399	Government National Mortgage Association, Pool #MA7649	2.50	10/20/51	351
6	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	6
461	Government National Mortgage Association, Pool #MA7827	2.50	1/20/52	406
406	Government National Mortgage Association, Pool #MA8147	2.50	7/20/52	357
193	Government National Mortgage Association, Pool #MA7705	2.50	11/20/51	170
206	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	182
18	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	16
14	Government National Mortgage Association, Pool #776954	2.50	11/15/42	12
573	Government National Mortgage Association, Pool #MA7534	2.50	8/20/51	504
12	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	11
192	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	171
145	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	128
424	Government National Mortgage Association, Pool #MA7881	2.50	2/20/52	373
422	Government National Mortgage Association, Pool #MA7936	2.50	3/20/52	371
401	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	354
41	Government National Mortgage Association, Pool #779084	3.00	4/15/42	38
248	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	228
47	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	43
102	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	94
95	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	88
357	Government National Mortgage Association, Pool #MA6218	3.00	10/20/49	328
18	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	17
386	Government National Mortgage Association, Pool #MA7768	3.00	12/20/51	353
135	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	126
163	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	151
19	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	18
77	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	72
106	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	98
75	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	69
75	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	70
86	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	80
77	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	71
157	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	145
4	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	4
129	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	119
111	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	102
3	Government National Mortgage Association, Pool #5276	3.00	1/20/27	3
21	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	20
65	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	60
219	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	201
16	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	15
71	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	66
53	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	49
81	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	75
19	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	18
64	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	59
5	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	5
175	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	162
7	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	7
73	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	67
73	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	67
31	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	28
109	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	102
11	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	10
59	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	54

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$374	Government National Mortgage Association, Pool #MA7706	3.00	11/20/51	$342
378	Government National Mortgage Association, Pool #MA7828	3.00	1/20/52	344
147	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	136
55	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	51
39	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	36
50	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	46
9	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	8
433	Government National Mortgage Association, Pool #MA8098	3.00	6/20/52	393
102	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	96
84	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	78
174	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	161
87	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	79
19	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	18
49	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	46
30	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	28
144	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	133
22	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	21
15	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	14
73	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	67
14	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	13
131	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	124
23	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	21
62	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	58
136	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	125
49	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	46
130	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	121
156	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	144
118	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	109
52	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	48
7	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	7
59	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	54
475	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	444
53	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	50
56	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	54
17	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	16
57	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	55
15	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	15
51	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	49
69	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	66
40	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	38
61	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	58
107	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	102
9	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	9
84	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	80
63	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	60
17	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	17
77	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	73
41	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	39
65	Government National Mortgage Association, Pool #783976	3.50	4/20/43	62
108	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	103
69	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	66
12	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	11
55	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	53
11	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	10
92	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	87
76	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	73
84	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	78
63	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	60
70	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	66
95	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	91
119	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	113
13	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	13
37	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	36
14	Government National Mortgage Association, Pool #796271	3.50	7/15/42	14
82	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	79
48	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	46
39	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	38

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	$45
2	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	2
488	Government National Mortgage Association, Pool #MA8149	3.50	7/20/52	457
233	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	222
91	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	87
68	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	65
131	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	125
131	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	125
4	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	4
188	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	180
44	Government National Mortgage Association, Pool #740798	3.50	1/15/42	41
43	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	41
133	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	128
56	Government National Mortgage Association, Pool #778157	3.50	3/15/42	54
8	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	8
128	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	123
246	Government National Mortgage Association, POOL# MA8266	3.50	9/20/52	231
12	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	12
10	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	10
49	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	47
32	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	31
14	Government National Mortgage Association, Pool #738602	3.50	8/15/26	13
74	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	71
114	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	110
68	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	65
70	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	67
73	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	70
47	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	45
57	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	55
76	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	73
72	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	69
46	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	44
71	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	68
394	Government National Mortgage Association, Pool #MA8199	3.50	8/20/52	370
92	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	87
27	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	26
114	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	110
59	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	57
101	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	96
54	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	53
165	Government National Mortgage Association, Pool #5139	4.00	8/20/41	163
13	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	13
15	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	14
48	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	48
45	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	45
44	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	43
18	Government National Mortgage Association, Pool #738710	4.00	9/15/41	18
9	Government National Mortgage Association, Pool #779401	4.00	6/15/42	9
44	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	43
57	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	56
14	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	13
48	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	48
35	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	34
37	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	37
32	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	31
47	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	45
8	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	8
44	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	44
16	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	15
68	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	67
58	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	58
498	Government National Mortgage Association, POOL# MA8267	4.00	9/20/52	478
9	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	9
18	Government National Mortgage Association, Pool #740068	4.00	9/15/40	18
49	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	48
26	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	26
15	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	14

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	$16
77	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	76
65	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	64
14	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	14
53	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	52
12	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	12
24	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	24
79	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	78
29	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	29
84	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	83
9	Government National Mortgage Association, Pool #766495	4.00	10/15/41	8
96	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	94
52	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	51
12	Government National Mortgage Association, Pool #4922	4.00	1/20/41	12
45	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	44
41	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	40
19	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	19
59	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	58
51	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	50
29	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	28
21	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	21
20	Government National Mortgage Association, Pool #753254	4.00	9/15/43	20
18	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	17
28	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	28
81	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	79
46	Government National Mortgage Association, Pool #713876	4.00	8/15/39	45
13	Government National Mortgage Association, Pool #738793	4.50	9/15/41	14
391	Government National Mortgage Association, Pool #MA8151	4.50	7/20/52	386
98	Government National Mortgage Association, Pool #717148	4.50	5/15/39	97
61	Government National Mortgage Association, Pool #5260	4.50	12/20/41	62
60	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	61
12	Government National Mortgage Association, Pool #729511	4.50	4/15/40	12
15	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	15
40	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	40
13	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	13
35	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	35
10	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	10
6	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	6
11	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	11
7	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	7
13	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	13
43	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	43
20	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	20
9	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	9
172	Government National Mortgage Association, Pool #721760	4.50	8/15/40	175
18	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	18
231	Government National Mortgage Association, Pool #4801	4.50	9/20/40	233
4	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	4
24	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	24
31	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	31
35	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	35
3	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	3
7	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	7
54	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	55
5	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	6
10	Government National Mortgage Association, Pool #782468	5.00	11/15/38	10
169	Government National Mortgage Association, Pool #4559	5.00	10/20/39	176
4	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	4
10	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	10
18	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	18
4	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	4
9	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	9
9	Government National Mortgage Association, Pool #MA5080	5.00	3/20/48	10
80	Government National Mortgage Association, Pool #782523	5.00	11/15/35	84
11	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	11
4	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	4
21	Government National Mortgage Association, Pool #MA4007	5.00	10/20/46	21

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	$10
10	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	10
36	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	38
46	Government National Mortgage Association, Pool #694531	5.00	11/15/38	48
16	Government National Mortgage Association, Pool #675179	5.00	3/15/38	16
24	Government National Mortgage Association, Pool #712690	5.00	4/15/39	25
38	Government National Mortgage Association, Pool #604285	5.00	5/15/33	40
6	Government National Mortgage Association, Pool #658181	5.50	11/15/36	6
31	Government National Mortgage Association, Pool #510835	5.50	2/15/35	32
53	Government National Mortgage Association, Pool #783284	5.50	6/20/40	56
8	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	8
27	Government National Mortgage Association, Pool #4222	6.00	8/20/38	28
28	Government National Mortgage Association, Pool #781959	6.00	7/15/35	28
31	Government National Mortgage Association, Pool #4245	6.00	9/20/38	32
8	Government National Mortgage Association, Pool #699237	6.50	9/15/38	8
2,100	Government National Mortgage Association, 30 YR TBA	2.00	4/20/53	1,780
100	Government National Mortgage Association, 30 YR TBA	2.50	4/20/53	88
25	Government National Mortgage Association, 30 YR TBA	3.00	5/20/53	23
275	Government National Mortgage Association, 30 YR TBA	3.00	4/20/53	250
125	Government National Mortgage Association, 30 YR TBA	3.50	4/20/53	117
25	Government National Mortgage Association, 30 YR TBA	3.50	5/20/53	23
125	Government National Mortgage Association, 30 YR TBA	4.00	5/15/52	120
950	Government National Mortgage Association, 30 YR TBA	4.00	4/20/53	913
50	Government National Mortgage Association, 30 YR TBA	4.50	5/20/53	49
1,200	Government National Mortgage Association, 30 YR TBA	4.50	4/20/53	1,181
975	Government National Mortgage Association, 30 YR TBA	5.00	4/20/53	975
125	Government National Mortgage Association, 30 YR TBA	5.00	5/20/52	125
100	Government National Mortgage Association, 30 YR TBA	5.50	5/20/46	101
650	Government National Mortgage Association, 30 YR TBA	5.50	4/20/53	656
200	Government National Mortgage Association, 30 YR TBA	6.00	5/20/46	204
275	Government National Mortgage Association, 30 YR TBA	6.00	4/20/53	280
	Total U.S. Government Agency Mortgages			180,122

	Corporate Bond — 0.10%
225	PG&E Wildfire Recovery Funding LLC (Electric Utilities)	5.10	6/1/52	229
	Total Corporate Bond			229

Shares
	Investment Company — 20.94%
45,882,344	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(b)	45,882
	Total Investment Company			45,882

	Total Investments Before TBA Sale Commitments			240,720
	(cost $261,396) — 109.85%

Principal Amount (000)
	TBA Sale Commitments (c) — (0.28)%
$(75)	Fannie Mae, 15 YR TBA	2.50	4/25/38	(69)
(375)	Fannie Mae, 30 YR TBA	2.00	4/25/53	(310)
(75)	Fannie Mae, 30 YR TBA	1.50	4/25/53	(59)
(200)	Fannie Mae, 30 YR TBA	2.50	4/25/53	(172)
	Total TBA Sale Commitments			(610)
	Liabilities in excess of other assets — (9.57)%			(20,979)
	Net Assets — 100.00%			$219,131

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2023.
(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.14%	-	1.14%
Collateralized Mortgage Obligations	5.48%	-	5.48%
U.S. Government Agency Mortgages	82.19%	-	82.19%
Corporate Bond	0.10%	-	0.10%
Investment Company	6.96%	13.98%	20.94%
TBA Sale Commitments	-0.28%	-	-0.28%
Other Assets (Liabilities)	-6.72%	-2.85%	-9.57%
Total Net Assets	88.87%	11.13%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 95.98%
	Alabama — 8.13%
$1,130	Auburn University Revenue, Series A, Callable 6/1/25 @ 100.00	5.00		6/1/28	$1,194
2,315	City of Huntsville AL, GO, Series A	5.00		3/1/27	2,547
2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00		5/1/25	2,105
710	University of Alabama Revenue, Series A, Callable 5/11/23 @ 100.00	5.00		7/1/23	711
					6,557
	Arizona — 8.14%
245	County of Pima AZ Sewer System Revenue	5.00		7/1/23	246
560	County of Pima AZ Sewer System Revenue	5.00		7/1/23	563
1,645	Maricopa County High School District No. 214 Tolleson Union High School, GO	5.00		7/1/24	1,691
2,475	Maricopa County Industrial Development Authority Revenue, Series D	5.00	(a)	1/1/46	2,645
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00		7/1/25	1,423
					6,568
	Arkansas — 2.90%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00		2/1/26	2,337

	District of Columbia — 0.64%
500	District of Columbia, GO, Series D	5.00		6/1/24	514

	Hawaii — 2.52%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00		7/1/25	2,035

	Illinois — 2.45%
1,900	Metropolitan Water Reclamation District of Greater Chicago, GO, Series C, Class - C	5.00		12/1/24	1,975

	Indiana — 3.44%
2,660	Indiana Finance Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		3/1/39	2,778

	Iowa — 6.42%
1,440	Ankeny Community School District, GO	5.00		6/1/23	1,445
1,000	City of Ankeny, GO	5.00		6/1/25	1,053
2,105	City of Dubuque, GO	2.00		6/1/24	2,088
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00 (BAM)	5.00		5/1/27	593
					5,179
	Kansas — 4.26%
515	Kansas Development Finance Authority Revenue	5.00		5/1/23	516
2,790	Kansas Development Finance Authority Revenue, Series D	5.00		4/1/25	2,922
					3,438
	Kentucky — 0.87%
685	University of Kentucky Revenue, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00		4/1/25	702

	Maryland — 1.74%
1,175	County of Baltimore MD, GO	5.00		3/1/31	1,407

	Massachusetts — 2.06%
1,545	Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00		2/15/49	1,663

	Michigan — 4.53%
1,420	Michigan State Housing Development Authority Revenue, Series A1, Callable 5/11/23 @ 100.00	0.65		10/1/24	1,375
2,105	Wayne State University Revenue	5.00		11/15/26	2,279
					3,654
	Missouri — 3.43%
2,600	Lindbergh School District, GO	4.00		3/1/27	2,765

	Nebraska — 2.72%
2,060	Nebraska Public Power District Revenue, Series A	5.00		1/1/26	2,196

	New Jersey — 5.67%
1,250	New Jersey Health Care Facilities Financing Authority Revenue, Callable 7/1/26 @ 100.00	5.00		7/1/30	1,339
3,000	State of New Jersey, GO, Series A	5.00		6/1/26	3,233
					4,572
	New York — 3.38%
1,525	City of New York, GO, Series B-1	5.00		8/1/28	1,718
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00		11/1/23	1,013
					2,731

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Dakota — 1.72%
$1,365	City of Bismarck, GO	4.00		5/1/24	$1,385

	Oregon — 3.39%
1,320	City of Salem Oregon, GO	5.00		6/1/24	1,358
1,250	Oregon State Lottery Revenue, Series A, Callable 4/1/27 @ 100.00	5.00		4/1/30	1,376
					2,734
	South Dakota — 2.78%
1,905	South Dakota Conservancy District, Revenue, Class - B	5.00		8/1/30	2,245

	Texas — 8.92%
1,550	City of Garland Texas Electric Utility System Revenue	5.00		3/1/24	1,579
1,565	City of Irving Texas, GO	5.00		9/15/24	1,622
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00		2/15/25	1,058
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	687
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,217
1,000	Spring Branch Independent School District, GO (PSF-GTD)	5.00		2/1/25	1,045
					7,208
	Utah — 3.16%
2,340	Alpine School District, GO (SCH BD GTY)	4.00		3/15/29	2,549

	Virginia — 1.30%
900	City of Fredericksburg VA, GO, Series A, Class - A (ST AID WITHHLDG)	5.00		10/1/29	1,050

	Washington — 4.02%
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,330
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,129
750	State of Washington, GO	4.00		7/1/26	789
					3,248
	West Virginia — 2.62%
2,130	Jefferson County Board of Education, GO	2.00		6/1/24	2,114

	Wisconsin — 4.77%
2,700	State of Wisconsin, GO, Callable 5/1/25 @ 100.00	5.00		5/1/29	2,827
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,024
					3,851
	Total Municipal Bonds				77,455

	U.S. Treasury Obligation — 2.18%
1,800	U.S. Treasury Bill	4.98	(b)	9/7/23	1,763
	Total U.S. Treasury Obligation				1,763
	Investment Company — 0.48%

Shares
388,732	State Street Institutional Treasury Plus Money Market Fund, Trust Class	4.63	(c)		389
	Total Investment Company				389

	Total Investments (cost $80,292) — 98.64%				79,607
	Other assets in excess of liabilities — 1.36%				1,097
	Net Assets — 100.00%				$80,704

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2023.
(b)	The rate disclosed represents effective yield at purchase.
(c)	Annualized 7-day yield as of period-end.

BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

As of March 31, 2023, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 97.51%
	Alabama — 1.63%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$1,805
2,895	Black Belt Energy Gas District Revenue, Callable 9/1/31 @ 100.53	4.00	(a)	6/1/51	2,836
1,000	Lower Alabama Gas District Revenue, Callable 9/1/25 @ 100.58 (Goldman Sachs)	4.00	(a)	12/1/50	991
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,086
					6,718
	Arizona — 1.98%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/32	1,977
1,555	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/29 @ 100.00	5.00		7/1/30	1,711
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,056
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,307
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,034
1,015	State of Arizona Certificates of Participation, Series A	5.00		10/1/25	1,078
					8,163
	California — 2.30%
1,250	California State, GO	5.00		8/1/24	1,290
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,660
2,000	State of California, GO, Callable 9/1/32 @ 100.00	5.00		9/1/33	2,434
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,012
1,000	State of California, GO, Callable 10/1/28 @ 100.00	5.00		4/1/35	1,124
					9,520
	Colorado — 4.34%
1,225	Board of Governors of Colorado State University System Revenue, Series E-2 (State Intercept)	5.00		3/1/25	1,280
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	3,693
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	3,804
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,772
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,208
3,740	State of Colorado Certificates of Participation, Series M, Callable 3/15/28 @ 100.00	5.00		3/15/29	4,170
					17,927
	Connecticut — 1.46%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,169
1,500	State of Connecticut Special Tax Revenue, Series D, Callable 11/1/31 @ 100.00	5.00		11/1/34	1,760
1,000	State of Connecticut, GO, Series A	4.00		1/15/29	1,086
2,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	2,027
					6,042
	District of Columbia — 2.49%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,568
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00		6/1/33	1,091
2,000	Metropolitan Washington Airports Authority Aviation Revenue, Series A	5.00		10/1/29	2,205
2,075	Metropolitan Washington Airports Authority Aviation Revenue, Callable 10/1/30 @ 100.00	4.00		10/1/36	2,087
2,815	Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A	5.00		7/15/31	3,338
					10,289
	Florida — 4.11%
2,000	Alachua County Health Facilities Authority Revenue, Callable 6/1/26 @ 100.00	5.00	(a)	12/1/37	2,115
1,500	Central Florida Expressway Authority Revenue (AGM)	5.00		7/1/30	1,753
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,059
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,060
2,030	JEA Electric System Revenue, Series 3A, Callable 4/1/30 @ 100.00	5.00		10/1/34	2,318
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,573
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,443
3,295	Orlando Utilities Commission Revenue, Series A, Callable 10/1/27 @ 100.00	5.00		10/1/32	3,644
					16,965
	Georgia — 2.14%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,004
250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	251
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,630
5,000	Main Street Natural Gas, Inc. Revenue, Callable 6/1/26 @ 100.50	4.00	(a)	3/1/50	4,958
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	980
					8,823

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois — 7.46%
$400	Chicago O Hare International Airport Revenue, Callable 1/1/32 @ 100.00	5.00		1/1/33	$440
455	Chicago O Hare International Airport Revenue	5.00		1/1/32	502
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,013
66	City of Chicago IL Certificates of Participation, Series NT, Callable 5/11/23 @ 100.00	7.46		2/15/26	45
1,000	City of Chicago Illinois Waterworks Revenue, Callable 5/11/23 @ 100.00	5.00		11/1/24	1,001
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,028
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,029
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00	(a)	5/15/50	1,455
4,600	Illinois State Sales Tax Revenue, Series A (BAM)	5.00		6/15/25	4,766
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,703
1,420	Metropolitan Water Reclamation District of Greater Chicago, GO, Series D	5.00		12/1/30	1,660
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,306
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	1,792
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,085
3,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	3,339
2,995	University of Illinois Certificate of Participation Revenue, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,188
2,400	University of Illinois Revenue, Series A	5.00		4/1/25	2,516
					30,868
	Indiana — 2.17%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00	(a)	12/1/44	2,597
1,350	Indiana Finance Authority Revenue, Series A, Callable 10/1/32 @ 100.00	5.00		10/1/34	1,619
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,028
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,214
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,507
					8,965
	Iowa — 0.12%
450	Iowa Tobacco Settlement Authority Revenue, Series A2, Callable 6/1/31 @ 100.00	5.00		6/1/32	502

	Kentucky — 2.72%
3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00	(a)	1/1/49	3,517
3,560	Kentucky Public Energy Authority Revenue, Series A-1, Callable 5/1/30 @ 100.38	4.00	(a)	8/1/52	3,532
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,160
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,014
					11,223
	Louisiana — 1.20%
1,415	Jefferson Sales Tax District Revenue, Series A (AGM)	5.00		12/1/25	1,496
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,472
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	980
					4,948
	Maine — 0.26%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,088

	Maryland — 2.82%
2,000	County of Baltimore MD, GO, Callable 3/1/29 @ 100.00	4.00		3/1/33	2,146
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00		8/1/31	3,213
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,310
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00		10/1/32	1,054
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	2,943
					11,666
	Massachusetts — 1.91%
3,000	Commonwealth of Massachusetts, GO, Series A (AMBAC)	5.50		8/1/30	3,591
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00		7/1/29	1,515
1,500	Massachusetts Port Authority Revenue	5.00		7/1/32	1,747
1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,025
7,878

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan — 4.45%
$1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	$1,862
6,000	Michigan Finance Authority Revenue, Callable 5/16/26 @ 100.00	5.00	(a)	11/15/44	6,355
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,054
1,100	Michigan Finance Authority Revenue	5.00		10/1/29	1,273
1,280	Michigan Finance Authority Revenue, Series B	5.00		10/1/30	1,509
1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,523
1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,639
2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,182
					18,397
	Minnesota — 1.76%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,065
1,985	Minnesota Housing Finance Agency Revenue	5.00		8/1/28	2,237
1,240	Minnesota Housing Finance Agency Revenue	5.00		8/1/29	1,423
2,195	Minnesota Housing Finance Agency Revenue	5.00		8/1/30	2,558
					7,283
	Missouri — 1.57%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,507
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,013
2,505	The Curators of The University of Missouri Revenue	5.00		11/1/30	2,966
					6,486
	Nebraska — 0.92%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/31	1,090
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00		4/1/32	1,086
1,350	Omaha Public Power District Revenue, Callable 2/1/32 @ 100.00	5.00		2/1/34	1,621
					3,797
	Nevada — 2.77%
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,076
2,915	Clark County School District, GO, Series A, Callable 6/15/30 @ 100.00 (AGM)	5.00		6/15/32	3,370
5,435	Las Vegas Valley Water District, GO, Series C, Callable 6/1/32 @ 100.00	4.00		6/1/34	5,969
1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,044
					11,459
	New Jersey — 2.58%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00		11/1/30	481
1,725	New Jersey Higher Education Student Assistance Authority Revenue	5.00		12/1/29	1,917
1,210	New Jersey State Economic Development Authority, School Facilities Construction Revenue	5.00		6/15/28	1,331
4,295	New Jersey Turnpike Authority Revenue, Series A, Callable 1/1/26 @ 100.00	5.00		1/1/31	4,583
1,100	State of New Jersey, GO, Series A	4.00		6/1/31	1,224
10	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	10
1,035	Tobacco Settlement Financing Corp. Revenue, Series A, Callable 6/1/28 @ 100.00	5.00		6/1/33	1,109
					10,655
	New Mexico — 0.66%
2,590	New Mexico Educational Assistance Foundation Revenue, Series 1A	5.00		9/1/25	2,717

	New York — 8.66%
5,000	City of New York NY, GO, Series C	5.00		8/1/28	5,616
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00		4/1/32	3,399
1,700	Metropolitan Transportation Authority Revenue, Callable 11/15/26 @ 100.00	5.00		11/15/29	1,826
3,000	New York City Municipal Water Finance Authority Revenue, Series DD, Callable 6/15/33 @ 100.00	5.00		6/15/34	3,671
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,028
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00		6/15/31	2,392
2,410	New York City Water & Sewer System Revenue, Callable 12/15/25 @ 100.00	5.00		6/15/27	2,569
1,500	New York State Dormitory Authority Revenue, Series D	5.00		2/15/25	1,570
1,000	New York State Dormitory Authority Revenue, Series A, Callable 2/15/27 @ 100.00	5.00		2/15/31	1,089
4,710	New York State Thruway Authority Revenue, Callable 9/15/32 @ 100.00	5.00		3/15/35	5,614
1,795	New York Transportation Development Corp. Revenue	5.00		12/1/27	1,932
4,970	Port Authority of New York & New Jersey Revenue, Series 207, Callable 3/15/28 @ 100.00	4.00		3/15/30	5,123
					35,829

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	North Carolina — 1.04%
$1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00		7/1/24	$1,030
1,000	County of Wake North Carolina Revenue	5.00		9/1/28	1,142
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,011
1,000	The Charlotte-Mecklenburg Hospital Authority Revenue	5.00	(a)	1/15/50	1,125
					4,308
	Ohio — 2.73%
1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	1,528
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00		6/1/32	3,308
1,450	City of Columbus OH Sewerage Revenue, Callable 6/1/26 @ 100.00	5.00		6/1/29	1,553
800	County of Montgomery Revenue, Callable 8/1/31 @ 100.00	5.00		8/1/33	918
360	Mahoning County Ohio Hospital Facilities, Western Reserve Care System Revenue, Callable 5/11/23 @ 100.00 (MBIA)	5.50		10/15/25	364
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,030
775	University of Cincinnati Revenue	5.00		6/1/26	832
700	University of Cincinnati Revenue	5.00		6/1/25	735
					11,268
	Oklahoma — 0.70%
530	Oklahoma Municipal Power Authority Revenue, Series A, Callable 1/1/31 @ 100.00 (AGM)	4.00		1/1/32	582
2,000	Oklahoma Turnpike Authority Revenue	5.00		1/1/30	2,308
					2,890
	Oregon — 2.29%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,376
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	2,899
2,500	Port of Portland OR Airport Revenue, Series 29, Callable 7/1/33 @ 100.00	5.00		7/1/35	2,801
2,000	Portland Community College District, GO, Callable 6/15/33 @ 100.00	5.00		6/15/35	2,407
					9,483
	Pennsylvania — 5.22%
1,735	City of Philadelphia PA, GO, Series B, Callable 8/1/29 @ 100.00	5.00		2/1/31	1,961
2,600	City of Philadelphia PA, GO, Series B, Callable 8/1/29 @ 100.00	5.00		2/1/30	2,947
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,112
1,000	Commonwealth Financing Authority Revenue, Callable 6/1/28 @ 100.00	5.00		6/1/32	1,089
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	876
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,723
3,625	Pennsylvania Economic Development Financing Authority Revenue, Callable 12/31/32 @ 100.00	5.00		12/31/33	3,938
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,485
1,000	Pennsylvania Higher Education Assistance Agency Revenue	5.00		6/1/29	1,104
625	Pennsylvania Turnpike Commission Revenue	5.00		12/1/28	695
3,225	School District of Philadelphia, GO	5.00		9/1/28	3,641
					21,571
	Rhode Island — 0.68%
625	Rhode Island State Student Loan Authority Revenue	5.00		12/1/29	707
1,875	Rhode Island Student Loan Authority Revenue, Series A	5.00		12/1/29	2,092
					2,799
	South Carolina — 1.70%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,024
1,000	Piedmont Municipal Power Agency Revenue, Series B	5.00		1/1/29	1,128
680	South Carolina Public Service Authority Revenue	5.00		12/1/27	737
1,000	South Carolina Public Service Authority Revenue, Series A	5.00		12/1/31	1,119
					7,008
	Tennessee — 1.01%
1,350	Metropolitan Government of Nashville & Davidson County TN, GO, Callable 7/1/28 @ 100.00	4.00		7/1/33	1,440
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,498
1,250	Tennessee State Energy Acquisition Corp. Revenue, Series E, Callable 5/1/23 @ 100.00	4.00	(a)	5/1/48	1,251
					4,189

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas — 12.47%
$2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	$2,089
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,378
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,129
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,570
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,584
1,300	City of San Antonio Texas Electric & Gas Systems Revenue	4.00		2/1/33	1,447
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,241
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,318
950	Clifton Higher Education Finance Corp. Revenue, Series T, Callable 8/15/32 @ 100.00 (PSF-GTD)	4.00		8/15/34	1,013
1,750	County of Harris TX Revenue, Callable 8/15/25 @ 100.00	5.00		8/15/34	1,834
4,730	Dallas Area Rapid Transit Revenue, Callable 12/1/29 @ 100.00	5.00		12/1/33	5,429
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,613
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,382
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,280
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,753
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 5/11/23 @ 100.00	5.00		11/1/28	1,220
2,180	Lower Colorado River Authority Revenue, Callable 5/15/30 @ 100.00	5.00		5/15/32	2,497
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,073
3,475	McKinney Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/31	3,613
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,014
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,068
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	1,831
2,000	Tarrant County Cultural Education Facilities Financing Revenue, Callable 1/1/32 @ 100.00	5.00	(a)	7/1/53	2,280
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,395
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,435
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,077
					51,563
	Utah — 0.29%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,190

	Virginia — 1.39%
1,500	City of Richmond Virginia Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00		1/15/29	1,620
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,025
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,002
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,059
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,025
					5,731
	Washington — 4.05%
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,586
1,555	Port of Seattle Washington Revenue, Callable 8/1/32 @ 100.00	5.00		8/1/33	1,780
1,300	State of Washington, GO, Series C, Callable 2/1/31 @ 100.00	5.00		2/1/33	1,539
7,065	State of Washington, GO, Series R-2017A, Callable 8/1/26 @ 100.00	5.00		8/1/32	7,580
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,318
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,625
1,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	1,321
					16,749
	Wisconsin — 1.46%
3,455	Public Finance Authority Revenue	3.70	(a)	10/1/46	3,556
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,314
1,100	Wisconsin Health & Educational Facilities Authority Revenue	4.00		11/15/26	1,149
					6,019
	Total Municipal Bonds				402,976

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

Shares	Security Description	Rate %		Value (000)
	Investment Company — 1.97%
8,131,318	BlackRock Liquidity Funds MuniCash	3.59	(b)	$8,131
	Total Investment Company			8,131

	Investment Company (continued)
	Total Investments (cost $417,110) — 99.48%			$411,107
	Other assets in excess of liabilities — 0.52%			2,132
	Net Assets — 100.00%			$413,239

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2023.
(b)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
MBIA—Municipal Bond Insurance Association
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Intermediate Term Municipal Bond Portfolio	Insight North America LLC	HC Capital Solutions	Total
Municipal Bonds	97.51%	-	97.51%
Investment Company	1.18%	0.79%	1.97%
Other Assets (Liabilities)	0.69%	-0.17%	0.52%
Total Net Assets	99.38%	0.62%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 75.45%
	Alabama — 2.38%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility Revenue, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,491
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	272
				1,763
	Alaska — 2.14%
1,495	State of Alaska, GO, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,582

	Connecticut — 1.93%
870	State of Connecticut Special Tax Revenue, Callable 5/1/30 @ 100.00	4.00	5/1/36	906
465	State of Connecticut, GO, Callable 9/15/28 @ 100.00	5.00	9/15/32	524
				1,430
	Florida — 4.63%
500	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	541
1,300	State of Florida Department of Transportation Revenue, Callable 7/1/28 @ 100.00	5.00	7/1/31	1,467
1,200	State of Florida, GO, Series A	5.00	7/1/30	1,422
				3,430
	Georgia — 3.88%
1,415	State of Georgia, GO, Series A	5.00	7/1/28	1,605
1,150	Walton Industrial Building Authority Revenue	4.00	2/1/31	1,269
				2,874
	Illinois — 4.14%
730	Chicago O'Hare International Airport Revenue, Series B, Callable 1/1/25 @ 100.00	5.00	1/1/28	761
1,095	Highland Park Park District Revenue	5.00	12/15/30	1,275
945	Illinois Finance Authority Revenue	5.00	1/1/27	1,031
				3,067
	Kentucky — 1.88%
1,220	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series A	5.00	5/15/29	1,394

	Maryland — 1.96%
1,190	County of Howard MD, GO, Series A, Callable 8/15/32 @ 100.00	5.00	8/15/34	1,450

	Nevada — 2.64%
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	825
980	State of Nevada, GO, Series A	5.00	5/1/29	1,128
				1,953
	New Jersey — 1.62%
1,000	New Jersey Educational Facilities Authority Revenue, Series C	5.00	3/1/31	1,202

	New Mexico — 1.55%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,150

	New York — 3.64%
570	City of New York, GO, Series 1	5.00	4/1/31	680
900	New York City Municipal Water Finance Authority Revenue, Series EE	5.00	6/15/29	1,039
855	New York City Transitional Finance Authority Future Tax Secured Revenue, Series E-1	5.00	11/1/28	975
				2,694
	North Carolina — 2.66%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,658
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	314
				1,972
	Ohio — 5.10%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	713
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,151
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	552
1,200	State of Ohio, GO, Series V	5.00	5/1/28	1,361
				3,777

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2023 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oklahoma — 2.21%
$1,345	Oklahoma Water Resources Board Revenue	5.00	4/1/32	$1,641

	South Dakota — 2.48%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,838

	Tennessee — 1.88%
1,215	County of Hamblen, GO	5.00	5/1/29	1,396

	Texas — 14.70%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,703
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	330
1,250	Conroe Independent School District, GO, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00	2/15/30	1,308
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,590
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,689
1,250	North Texas Tollway Authority Revenue, Series A, Callable 1/1/24 @ 100.00	5.00	1/1/25	1,271
1,335	Spring Independent School District, GO	5.00	8/15/30	1,566
1,200	Waller Consolidated Independent School District, GO (BAM)	5.00	2/15/33	1,441
				10,898
	Virginia — 3.43%
1,215	City of Chesapeake VA, GO, Series A, Callable 8/1/27 @ 100.00	5.00	8/1/31	1,350
1,065	Loudoun County Economic Development Authority Revenue, Series A	5.00	12/1/27	1,192
				2,542
	Washington — 9.05%
1,370	King County School District No. 401 Highline, GO, Callable 12/1/26 @ 100.00 (SCH BD GTY)	5.00	12/1/31	1,477
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,179
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,387
575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00	1/1/30	659
790	State of Washington, GO, Series C	5.00	2/1/32	954
1,000	State of Washington, GO, Callable 1/1/25 @ 100.00	5.00	7/1/27	1,048
				6,704
	West Virginia — 1.55%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,145
	Total Municipal Bonds			55,902

Shares
	Investment Companies — 23.15%
147,650	BlackRock California Municipal Income Trust			1,728
552,458	BlackRock Liquidity Funds MuniCash			552
130,222	BlackRock Municipal Income Fund, Inc.			1,521
69,274	BlackRock MuniYield Fund, Inc.			745
132,761	BlackRock MuniYield Quality Fund III, Inc.			1,506
71,012	DTF Tax-Free Income 2028 Term Fund, Inc.			787
129,929	DWS Municipal Income Trust			1,156
84,863	Eaton Vance California Municipal Bond Fund			765
121,000	Eaton Vance Municipal Bond Fund			1,258
82,560	Invesco Quality Municipal Income Trust			824
139,817	Nuveen AMT-Free Quality Municipal Income Fund			1,555
65,000	Nuveen California Quality Municipal Income Fund			716
63,013	Nuveen Municipal Credit Income Fund			753
132,044	Nuveen Quality Municipal Income Fund			1,522
41,838	PIMCO California Municipal Income Fund II			259
39,879	Pioneer Municipal High Income Opportunities Fund, Inc.			328
64,655	Pioneer Municipal High Income Opportunities Fund, Inc.			706
152,747	State Street Institutional Treasury Plus Money Market Fund, Trust Class 4.63%(a)			153
30,601	Western Asset Managed Municipals Fund, Inc.			315
	Total Investment Companies			17,149

	Total Investments (cost $77,456) — 98.60%			73,051

	Other assets in excess of liabilities — 1.40%			1,039
	Net Assets — 100.00%			$74,090

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2023 (Unaudited)

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

SCH BD GTY—School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2023.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	75.45%	-	-	75.45%
Investment Companies	0.21%	22.19%	0.75%	23.15%
Other Assets (Liabilities)	0.88%	0.65%	-0.13%	1.40%
Total Net Assets	76.54%	22.84%	0.62%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.